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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02729

Short-Term Investments Trust
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices)(Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	8/31

Date of reporting period:	2/28/17

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	February 28, 2017
Institutional Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Treasury Obligations Portfolio
Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
24	Financial Statements
29	Notes to Financial Statements
41	Financial Highlights
42	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2017, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Institutional Class data as of 2/28/17
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets[1]	3 - 32 days	21 days	39 days	$291.5 million
STIC Prime[1]	3 - 19 days	11 days	11 days	321.0 million
Treasury[2]	37 - 54 days	44 days	104 days	17.3 billion
Government & Agency[2]	32 - 50 days	37 days	111 days	22.2 billion
Treasury Obligations[2]	15 - 58 days	49 days	100 days	1.3 billion
Tax-Free Cash Reserve[3]	10 - 19 days	11 days	15 days	96.0 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Money market investors cheered when the US Federal Reserve (the Fed) unanimously raised its federal funds target rate in December 2016 – just the second increase since 2006. The Fed raised this key rate from a range of 0.25% to 0.50% to a range of 0.50% to 0.75%.[1]

    The Fed’s decision was based on evidence of a strengthening US economy – specifically, a stronger labor market and inflation moving closer to the Fed’s target levels. Fed-watchers suggested that a strengthening US economy, as well as the proposed spending, tax and regulatory policies of the Trump administration, could cause the Fed to accelerate future interest rate hikes. Raising rates sooner rather than later would provide the Fed with greater dexterity to respond to higher-than-projected economic growth in the future.

    At the close of the reporting period, most major global economies continued to maintain interest rates at, near or below zero in an effort to fuel inflation and spur economic growth. Many major central banks, including the European Central Bank, the Bank of England and the Bank of Japan, all cut rates during 2016.

    During the reporting period, the US money market fund industry fully implemented reform measures in October that had been announced by the US Securities and Exchange Commission in 2014. Invesco is pleased to report that we successfully implemented required money market reform policies on October 12, 2016.

    For Invesco’s money market fund professionals, safety is of paramount importance in the investment process. Their conservative investment philosophy has always focused on providing principal preservation, liquidity, and return – in that order – to our money market fund investors. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1	Source: US Federal Reserve

3	Short-Term Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–36.86%(a)
Asset-Backed Securities — Fully Supported–6.53%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	0.90%	03/06/2017	$6,000	$5,999,289
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.15%	04/07/2017	5,000	4,995,661
Kells Funding LLC (CEP–FMS Wertmanagement)(c)	1.00%	05/26/2017	5,000	4,987,917
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.43%	07/05/2017	5,000	4,979,186
				20,962,053

Asset-Backed Securities — Fully Supported Bank–16.52%
Anglesea Funding LLC (Multi–CEP’s)(b)(c)	0.93%	04/10/2017	5,000	4,995,239
Anglesea Funding LLC (Multi–CEP’s)(b)(c)	1.10%	04/03/2017	5,000	4,996,203
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(c)	1.10%	04/07/2017	5,000	4,995,662
Cedar Springs Capital Co. LLC (CEP–UBS AG)(b)(c)	0.82%	03/01/2017	4,578	4,577,886
Ebury Finance LLC (Multi–CEP’s)(b)(c)	0.70%	03/01/2017	7,500	7,499,856
Institutional Secured Funding Ltd. (Multi–CEP’s)(b)(c)	0.90%	03/06/2017	5,000	4,999,407
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.94%	03/03/2017	5,000	4,999,709
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(b)(c)	0.95%	03/09/2017	7,000	6,998,597
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.80%	03/14/2017	5,000	4,998,559
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.80%	03/28/2017	4,000	3,997,548
				53,058,666

Asset-Backed Securities — Multi-Purpose–1.55%
Versailles Commercial Paper LLC(b)	1.08%	05/16/2017	5,000	4,986,846

Diversified Banks–9.49%
Bank of Nova Scotia(b)(c)	1.08%	04/13/2017	3,000	2,997,261
BPCE S.A.(b)(c)	1.21%	05/09/2017	6,000	5,990,224
Erste Abwicklungsanstalt(b)(c)(d)	1.13%	03/21/2017	5,000	5,001,255
Mizuho Bank, Ltd.(c)	1.08%	04/13/2017	5,000	4,995,465
National Bank of Abu Dhabi PJSC(b)(c)	0.76%	03/07/2017	7,500	7,499,074
NRW Bank(b)(c)	1.05%	04/18/2017	4,000	3,995,949
				30,479,228

Other Diversified Financial Services–0.93%
ABN AMRO Funding USA LLC(b)(c)	1.07%	06/07/2017	3,000	2,990,480

Regional Banks–1.09%
ASB Finance Ltd.(b)(c)	1.00%	06/01/2017	3,500	3,491,881

Specialized Finance–0.75%
CDP Financial Inc.(c)	0.96%	04/05/2017	2,400	2,398,404
Total Commercial Paper (Cost $118,350,414)				118,367,558

Variable Rate Demand Notes–24.06%(e)
Credit Enhanced–24.06%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	0.67%	08/01/2035	2,212	2,212,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.75%	07/01/2038	4,445	4,445,000
Columbus (City of), Ohio Regional Airport Authority (FlightSafety International Inc.); Series 2015 A, VRD RB (CEP–Berkshire Hathaway Inc.)	0.68%	04/01/2035	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term  Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.66%	07/01/2021	$881	$881,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(f)	0.74%	08/01/2030	4,700	4,700,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(c)(f)	0.70%	06/01/2035	3,590	3,590,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.74%	04/01/2047	9,600	9,599,999
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.66%	04/15/2030	140	140,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.77%	03/01/2039	10,055	10,055,000
Memphis (City of), Tennessee Health, Educational and Housing Facility Board (Ashland Lakes Apartments); Series 2006 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.71%	08/01/2041	9,000	9,000,000
Minnetonka (City of), Minnesota (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.73%	11/15/2031	2,285	2,285,000
New York (State of) Housing Finance Agency (605 West 42nd Street Housing);
Series 2014 A, VRD RB (LOC–Bank of China Ltd.)(f)	0.76%	05/01/2048	7,100	7,100,000
Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.10%	05/01/2048	1,200	1,200,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.19%	11/01/2049	4,000	4,000,000
Pinellas (County of), Florida Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(f)	0.65%	11/01/2038	5,945	5,945,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.90%	07/01/2040	1,820	1,820,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.66%	10/01/2019	310	310,000
Total Variable Rate Demand Notes (Cost $77,282,999)				77,282,999

Certificates of Deposit–13.96%
Canadian Imperial Bank of Commerce(c)(d)	1.23%	07/21/2017	4,000	4,002,975
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)(d)	1.46%	10/25/2017	8,000	8,018,158
Mitsubishi UFJ Trust & Banking Corp.(c)	1.10%	04/13/2017	5,000	5,001,933
Nordea Bank AB(c)	0.56%	03/01/2017	11,811	11,811,488
Norinchukin Bank (The)(b)(c)	1.03%	05/16/2017	7,000	7,001,291
Wells Fargo Bank, N.A.(d)	1.32%	01/19/2018	5,000	5,005,580
Westpac Banking Corp.(c)(d)	1.28%	01/05/2018	4,000	4,003,424
Total Certificates of Deposit (Cost $44,811,632)				44,844,849

Notes–3.74%
Bank of Nova Scotia, Sr. Unsec. Global Floating Rate Notes(c)(d)	1.32%	04/11/2017	7,000	7,003,437
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), Sr. Unsec. Notes(b)(c)	1.20%	03/10/2017	5,000	5,000,621
Total Notes (Cost $12,003,989)				12,004,058
TOTAL INVESTMENTS (excluding Repurchase Agreements)–78.62% (Cost $252,449,034)				252,499,464

			Repurchase Amount

Repurchase Agreements–21.49%(g)
BMO Capital Markets Corp., agreement dated 02/28/2017, maturing value of $5,000,106 (collateralized by domestic and foreign corporate obligations valued at $5,250,000; 0%-5.50%, 03/13/2017-09/15/2040)(c)	0.76%	03/01/2017	5,000,106	5,000,000
Citigroup Global Markets Inc., open agreement dated 01/25/2017 (collateralized by foreign corporate obligations valued at $4,590,001; 0%-5.63%, 08/09/2017-02/21/2047)(h)	1.55%	—	—	4,500,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/22/2017, maturing value of $16,002,427 (collateralized by a domestic agency mortgage-backed security valued at $16,800,886; 0.80%, 05/25/2047)(c)(i)	0.78%	03/01/2017	16,002,427	16,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term  Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, agreement dated 02/28/2017, maturing value of $16,000,396 (collateralized by a domestic corporate obligation and a foreign corporate obligation valued at $17,011,891; 4.88%-6.50%, 04/30/2020-12/15/2043)(c)	0.89%	03/01/2017	$16,000,396	$16,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/02/2017, maturing value of $7,500,000 (collateralized by a domestic corporate obligation valued at $7,875,001; 0%, 03/01/2017)	1.58%	05/03/2017	7,500,000	7,500,000
RBC Capital Markets LLC, term agreement dated 02/22/2017, maturing value of $15,000,000 (collateralized by municipal obligations valued at $15,750,000; 0%-5.25%, 05/01/2022-05/15/2115)(c)(i)	0.99%	04/21/2017	15,000,000	15,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2017, maturing value of $5,000,106 (collateralized by foreign corporate obligations valued at $5,100,000; 1.13%-2.75%, 04/12/2019-01/19/2027)	0.76%	03/01/2017	5,000,106	5,000,000
Total Repurchase Agreements (Cost $69,000,000)				69,000,000
TOTAL INVESTMENTS(j)(k)–100.11% (Cost $321,449,034)				321,499,464
OTHER ASSETS LESS LIABILITIES–(0.11)%				(345,134)
NET ASSETS–100.00%				$321,154,330

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FNMA	– Federal National Mortgage Association
GO	– General Obligation

LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding

Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $122,592,021, which represented 38.17% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 11.7%; Japan: 11.4%; Canada: 11.3%; France: 9.0%; Germany: 6.9%; Switzerland: 6.4%; other countries less than 5% each: 15.0%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	56.5%
8-30	8.1
31-60	14.4
61-90	9.5
91-180	6.2
181+	5.3

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–45.49%(a)
Asset-Backed Securities — Fully Supported–12.60%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	0.90%	03/06/2017	$18,000	$17,997,867
Kells Funding LLC (CEP–FMS Wertmanagement)(c)	0.90%	03/17/2017	8,000	7,997,273
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	0.90%	03/01/2017	15,000	14,999,712
				40,994,852

Asset-Backed Securities — Fully Supported Bank–17.44%
Albion Capital LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b) (c)	0.90%	04/20/2017	6,000	5,993,880
Anglesea Funding LLC (Multi–CEP’s)(b)(c)	0.98%	03/03/2017	15,000	14,999,169
Institutional Secured Funding Ltd. (Multi–CEP’s)(b)(c)	0.90%	03/06/2017	10,000	9,998,815
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.94%	03/03/2017	15,000	14,999,126
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC) (b)(c)	0.80%	03/14/2017	5,000	4,998,559
Working Capital Management Co., L.P. (CEP–Mizuho Corporate Bank, Ltd.)(b)(c)	0.82%	03/23/2017	5,760	5,757,159
				56,746,708

Asset-Backed Securities — Multi-Purpose–8.10%
Chariot Funding LLC(b)	0.82%	03/06/2017	4,000	3,999,526
CRC Funding LLC(b)	0.87%	03/01/2017	5,357	5,356,897
Nieuw Amsterdam Receivables Corp.(b)(c)	0.84%	03/09/2017	10,000	9,998,258
Versailles Commercial Paper LLC(b)	0.90%	04/24/2017	7,000	6,987,937
				26,342,618

Diversified Banks–7.35%
DBS Bank Ltd.(b)(c)	0.86%	04/10/2017	10,000	9,991,994
J.P. Morgan Securities LLC	0.86%	03/03/2017	3,925	3,924,784
NRW Bank(b)(c)	0.81%	04/03/2017	10,000	9,993,039
				23,909,817
Total Commercial Paper (Cost $147,992,975)				147,993,995

Variable Rate Demand Notes–19.75%(d)
Credit Enhanced–19.75%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.85%	06/01/2029	4,235	4,235,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.81%	09/01/2019	4,500	4,500,000
Boulder (County of), Colorado (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.72%	02/01/2031	326	326,000
Capital Area Housing Finance Corp. (Cypress Creek at River Bend Apartments); Series 2006, VRD MFH RB (LOC–Citibank N.A.)(e)	0.72%	10/01/2039	8,290	8,290,000
Columbus (City of), Ohio Regional Airport Authority (FlightSafety International Inc.); Series 2015 A, VRD RB (CEP–Berkshire Hathaway Inc.)	0.68%	04/01/2035	3,930	3,930,000
Fulton (County of), Georgia Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.72%	01/01/2020	127	127,000
Jets Stadium Development, LLC; Series 2007 A-4, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(e)	0.74%	04/01/2047	5,000	5,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(e)	0.73%	05/01/2037	19,980	19,980,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(b)(e)	0.81%	01/01/2033	5,400	5,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term  Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Mobile (County of), Alabama Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(c)(e)	0.69%	07/01/2040	$5,666	$5,666,000
New York (State of) Housing Finance Agency (605 West 42nd Street Housing); Series 2014 A, VRD RB (LOC–Bank of China Ltd.)(e)	0.76%	05/01/2048	6,800	6,800,000
Total Variable Rate Demand Notes (Cost $64,254,000)				64,254,000

Certificates of Deposit–12.22%
Abbey National Treasury Services PLC(c)	0.67%	03/03/2017	10,000	9,999,962
DZ Bank AG Duetsche Zentral-Genossenschaftsbank(c)	1.03%	04/13/2017	2,000	2,000,395
Mitsubishi UFJ Trust and Banking Corp.(c)	1.25%	03/15/2017	8,200	8,201,848
Nordea Bank AB(c)	0.56%	03/01/2017	4,032	4,032,448
Norinchukin Bank (The)(c)	1.22%	03/27/2017	4,000	4,001,473
Toronto-Dominion Bank (The)(c)	0.93%	03/02/2017	5,000	5,000,088
Toronto-Dominion Bank (The)(c)	1.08%	03/17/2017	6,500	6,501,331
Total Certificates of Deposit (Cost $39,735,790)				39,737,545

U.S. Government Sponsored Agency Securities–7.76%
Overseas Private Investment Corp. (OPIC)–7.76%(d)
Unsec. Gtd. VRD COP	0.67%	09/15/2022	10,000	10,006,250
Unsec. Gtd. VRD COP	0.67%	09/20/2022	4,000	4,002,500
Unsec. Gtd. VRD COP	0.68%	05/15/2030	11,232	11,239,020
Total U.S. Government Sponsored Agency Securities (Cost $25,232,000)				25,247,770
TOTAL INVESTMENTS (excluding Repurchase Agreements)–85.22% (Cost $277,214,765)				277,233,310

			Repurchase Amount
Repurchase Agreements–14.75%(f)
Credit Suisse Securities (USA) LLC, term agreement dated 02/22/2017, maturing value of $19,002,882 (collateralized by a domestic agency mortgage-backed security valued at $19,951,479; 0.80%, 05/25/2047)(g)	0.78%	03/01/2017	19,002,882	19,000,000
ING Financial Markets, LLC, agreement dated 02/28/2017, maturing value of $10,000,247 (collateralized by a domestic agency mortgage-backed security and a domestic corporate obligation valued at $10,363,095; 0.88%-4.88%, 10/26/2017-12/15/2043)	0.89%	03/01/2017	10,000,247	10,000,000
RBC Capital Markets LLC, term agreement dated 02/22/2017, maturing value of $19,000,000 (collateralized by municipal obligations valued at $19,950,001; 0.66%-8.22%, 10/01/2021-05/15/2115)(g)	0.99%	04/21/2017	19,000,000	19,000,000
Total Repurchase Agreements (Cost $48,000,000)				48,000,000
TOTAL INVESTMENTS(h)(i)–99.97% (Cost $325,214,765)				325,233,310
OTHER ASSETS LESS LIABILITIES–0.03%				110,723
NET ASSETS–100.00%				$325,344,033

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
RN	– Revenue Notes
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term  Investments Trust

STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $146,471,938, which represented 45.02% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 13.8%; Japan: 13.5%; France: 10.1%; Canada: 9.4%; Germany: 6.2%; Switzerland: 5.8%; other countries less than 5% each: 10.7%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Sumitomo Mitisui Banking Corp.	6.2%
PNC Bank, N.A.	6.1
Societe Generale S.A.	5.5

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	71.2%
8-30	18.0
31-60	10.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Treasury Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–48.14%
U.S. Treasury Bills–26.97%(a)
U.S. Treasury Bills	0.50%	04/13/2017	$300,000	$299,822,625
U.S. Treasury Bills	0.59%	04/27/2017	124,000	123,887,010
U.S. Treasury Bills	0.62%	05/18/2017	400,000	399,475,456
U.S. Treasury Bills	0.61%	05/25/2017	300,000	299,578,541
U.S. Treasury Bills	0.63%	05/25/2017	400,000	399,416,452
U.S. Treasury Bills	0.64%	06/08/2017	116,510	116,313,640
U.S. Treasury Bills	0.66%	06/15/2017	400,000	399,239,966
U.S. Treasury Bills	0.64%	06/22/2017	400,000	399,208,372
U.S. Treasury Bills	0.65%	06/22/2017	500,000	498,991,633
U.S. Treasury Bills	0.66%	06/29/2017	100,000	99,785,000
U.S. Treasury Bills	0.67%	06/29/2017	34,720	34,643,616
U.S. Treasury Bills	0.65%	07/06/2017	298,000	297,331,604
U.S. Treasury Bills	0.66%	07/06/2017	147,000	146,664,736
U.S. Treasury Bills	0.61%	07/13/2017	295,000	294,340,068
U.S. Treasury Bills	0.62%	07/13/2017	50,000	49,887,403
U.S. Treasury Bills	0.61%	07/20/2017	115,000	114,729,750
U.S. Treasury Bills	0.63%	08/03/2017	250,000	249,332,101
U.S. Treasury Bills	0.65%	08/10/2017	300,000	299,142,751
U.S. Treasury Bills	0.65%	08/17/2017	550,000	548,355,067
U.S. Treasury Bills	0.68%	08/31/2017	300,000	298,983,834
				5,369,129,625

U.S. Treasury Notes–21.17%
U.S. Treasury Floating Rate Notes(b)	0.68%	10/31/2017	706,250	706,137,691
U.S. Treasury Floating Rate Notes(b)	0.79%	01/31/2018	300,000	300,104,296
U.S. Treasury Floating Rate Notes(b)	0.71%	04/30/2018	664,000	664,063,866
U.S. Treasury Floating Rate Notes(b)	0.69%	07/31/2018	429,240	429,238,590
U.S. Treasury Floating Rate Notes(b)	0.69%	10/31/2018	695,000	694,867,073
U.S. Treasury Notes	0.50%	04/30/2017	176,000	175,995,050
U.S. Treasury Notes	0.88%	04/30/2017	150,000	150,088,871
U.S. Treasury Notes	2.75%	05/31/2017	200,000	201,090,104
U.S. Treasury Notes	0.63%	06/30/2017	200,000	199,977,705
U.S. Treasury Notes	2.50%	06/30/2017	200,000	201,251,101
U.S. Treasury Notes	0.63%	09/30/2017	200,000	199,848,721
U.S. Treasury Notes	1.88%	09/30/2017	291,110	292,998,928
				4,215,661,996
Total U.S. Treasury Securities (Cost $9,584,791,621)				9,584,791,621
TOTAL INVESTMENTS (excluding Repurchase Agreements)–48.14% (Cost $9,584,791,621)				9,584,791,621

			Repurchase Amount
Repurchase Agreements–53.35%(c)
ABN AMRO Bank N.V., agreement dated 02/28/2017, maturing value of $600,008,833 (collateralized by U.S. Treasury obligations valued at $612,000,178; 0.50%-3.13%, 03/31/2017-05/15/2026)	0.53%	03/01/2017	600,008,833	600,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term  Investments Trust

Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
ABN AMRO Bank N.V., term agreement dated 01/10/2017, maturing value of $250,229,444 (collateralized by U.S. Treasury obligations valued at $255,000,408; 0.13%-2.63%, 08/31/2018-05/15/2026)	0.56%	03/10/2017	$250,229,444	$250,000,000
Bank of Montreal, joint term agreement dated 02/10/2017, aggregate maturing value of $300,265,500 (collateralized by U.S. Treasury obligations valued at $306,000,037; 0.75%-4.25%, 01/31/2018-05/15/2044)(d)	0.54%	04/10/2017	150,132,750	150,000,000
Bank of Montreal, joint term agreement dated 02/23/2017, aggregate maturing value of $635,834,496 (collateralized by U.S. Treasury obligations valued at $647,700,025; 0.63%-3.63%, 07/31/2017-08/15/2043)(d)	0.57%	05/17/2017	115,151,129	115,000,000
Bank of Montreal, term agreement dated 01/30/2017, maturing value of $500,688,750 (collateralized by U.S. Treasury obligations valued at $510,000,002; 0.75%-3.63%, 03/31/2017-08/15/2044)(d)	0.57%	04/27/2017	500,688,750	500,000,000
Bank of Montreal, term agreement dated 02/10/2017, maturing value of $150,077,292 (collateralized by U.S. Treasury obligations valued at $153,000,054; 1.38%-3.50%, 03/31/2017-11/15/2046)(d)	0.53%	03/17/2017	150,077,292	150,000,000
Bank of Montreal, term agreement dated 02/22/2017, maturing value of $200,233,333 (collateralized by U.S. Treasury obligations valued at $204,000,055; 1.25%-3.63%, 08/31/2017-04/15/2028)(d)	0.56%	05/08/2017	200,233,333	200,000,000
BNP Paribas Securities Corp., agreement dated 02/28/2017, maturing value of $600,009,167 (collateralized by U.S. Treasury obligations valued at $600,019,151; 0.13%, 04/15/2017)	0.55%	03/01/2017	600,009,167	600,000,000
CIBC World Markets Corp., joint agreement dated 02/28/2017, aggregate maturing value of $1,350,019,500 (collateralized by U.S. Treasury obligations valued at $1,383,331,253; 0.13%-8.75%, 03/15/2017-02/15/2047)	0.52%	03/01/2017	579,534,169	579,525,798
Citigroup Global Markets Inc., term agreement dated 02/23/2017, maturing value of $500,049,583 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%-7.63%, 03/31/2018-08/15/2036)(d)	0.51%	03/02/2017	500,049,583	500,000,000
Citigroup Global Markets Inc., agreement dated 02/28/2017, maturing value of $400,005,778 (collateralized by U.S. Treasury obligations valued at $408,000,001; 0.63%-7.63%, 05/31/2017-02/15/2025)	0.52%	03/01/2017	400,005,778	400,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 02/28/2017, maturing value of $200,002,889 (collateralized by a U.S. Treasury obligation valued at $204,000,005; 3.00%, 11/15/2044)	0.52%	03/01/2017	200,002,889	200,000,000
Credit Agricole Corp. & Investment Bank, term agreement dated 01/03/2017, maturing value of $200,186,833 (collateralized by U.S. Treasury obligations valued at $204,000,089; 0.63%-1.25%, 03/31/2021-01/15/2024)(d)	0.57%	03/03/2017	200,186,833	200,000,000
Credit Agricole Corp. & Investment Bank, term agreement dated 02/24/2017, maturing value of $250,025,278 (collateralized by U.S. Treasury obligations valued at $255,000,014; 1.50%-2.75%, 02/15/2019-02/15/2023)(d)	0.52%	03/03/2017	250,025,278	250,000,000
Federal Reserve Bank of New York, agreement dated 02/28/2017, maturing value of $400,005,556 (collateralized by a U.S. Treasury obligation valued at $400,005,625; 3.00%, 05/15/2042)	0.50%	03/01/2017	400,005,556	400,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/23/2017, maturing value of $450,044,625 (collateralized by U.S. Treasury obligations valued at $458,149,703; 3.75%, 11/15/2043)(d)	0.51%	03/02/2017	450,044,625	450,000,000
Metropolitan Life Insurance Co., term agreement dated 02/28/2017, maturing value of $350,038,556 (collateralized by U.S. Treasury obligations valued at $359,686,324; 0%-1.13%, 09/30/2021-11/15/2040)(d)	0.55%	03/07/2017	350,038,556	350,001,125
Prudential Insurance Co. of America, agreement dated 02/28/2017, maturing value of $287,754,066 (collateralized by U.S. Treasury obligations valued at $293,991,621; 0%-2.50%; 11/15/2027-02/15/2045)	0.54%	03/01/2017	287,754,066	287,749,750
Prudential Legacy Insurance Co. of America, agreement dated 02/28/2017, maturing value of $190,377,856 (collateralized by U.S. Treasury obligations valued at $194,102,100; 0%; 02/15/2022-08/15/2033)	0.54%	03/01/2017	190,377,856	190,375,000
RBC Capital Markets LLC, term agreement dated 01/17/2017, maturing value of $500,443,056 (collateralized by U.S. Treasury obligations valued at $510,000,026; 1.00%-7.13%, 08/15/2018-11/15/2025)(d)	0.55%	03/16/2017	500,443,056	500,000,000
RBC Capital Markets LLC, term agreement dated 02/16/2017, maturing value of $1,000,458,333 (collateralized by U.S. Treasury obligations valued at $1,016,577,459; 0%-9.00%, 03/30/2017-05/15/2046)(d)	0.55%	05/17/2017	1,000,458,333	1,000,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term  Investments Trust

Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Societe Generale, joint term agreement dated 02/09/2017, aggregate maturing value of $500,240,000 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0%-8.75%, 04/30/2017-05/15/2043)(d)	0.54%	03/13/2017	$435,208,800	$435,000,000
Sumitomo Mitsui Banking Corp., agreement dated 02/28/2017, maturing value of $1,000,014,722 (collateralized by U.S. Treasury obligations valued at $1,020,004,676; 1.13%-1.63%, 01/31/2021-05/31/2023)	0.53%	03/01/2017	1,000,014,722	1,000,000,000
TD Securities (USA) LLC, agreement dated 02/28/2017, maturing value of $300,004,333 (collateralized by U.S. Treasury obligations valued at $306,000,076; 0.50%-4.25%, 04/30/2017-02/15/2042)	0.52%	03/01/2017	300,004,333	300,000,000
Wells Fargo Bank, N.A., term agreement dated 11/16/2016, maturing value of $250,879,861 (collateralized by U.S. Treasury obligations valued at $255,000,189; 2.38%-2.63%, 07/15/2017-01/15/2025)	0.70%	05/16/2017	250,879,861	250,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2017, maturing value of $565,008,161 (collateralized by U.S. Treasury obligations valued at $576,300,061; 1.13%-3.63%, 02/28/2019-02/15/2045)	0.52%	03/01/2017	565,008,161	565,000,000
Wells Fargo Securities, LLC, term agreement dated 01/17/2017, maturing value of $200,273,889 (collateralized by U.S. Treasury obligations valued at $204,000,038; 3.00%-3.38%, 11/15/2041-02/15/2047)	0.58%	04/12/2017	200,273,889	200,000,000
Total Repurchase Agreements (Cost $10,622,651,673)				10,622,651,673
TOTAL INVESTMENTS(e)–101.49% (Cost $20,207,443,294)				20,207,443,294
OTHER ASSETS LESS LIABILITIES–(1.49)%				(296,145,850)
NET ASSETS–100.00%				$19,911,297,444

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	48.7%
8-30	1.2
31-60	3.1
61-90	8.4
91-180	20.9
181+	17.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–32.26%
Federal Farm Credit Bank (FFCB)–2.78%
Disc. Notes(a)	0.57%	03/20/2017	$19,000	$18,994,284
Disc. Notes(a)	0.56%	04/04/2017	50,000	49,973,556
Disc. Notes(a)	0.57%	04/18/2017	25,000	24,981,000
Unsec. Bonds(b)	0.78%	05/30/2017	45,000	44,998,717
Unsec. Bonds(b)	0.81%	06/20/2017	39,325	39,314,841
Unsec. Bonds(b)	0.81%	07/06/2017	70,000	69,993,789
Unsec. Bonds(b)	0.80%	07/14/2017	14,000	14,001,030
Unsec. Bonds(b)	0.92%	07/21/2017	45,000	44,999,973
Unsec. Bonds(b)	0.81%	07/25/2017	35,600	35,606,864
Unsec. Bonds(b)	0.76%	08/21/2017	22,000	21,994,177
Unsec. Bonds(b)	0.82%	08/29/2017	4,625	4,625,006
Unsec. Bonds(b)	0.82%	11/13/2017	8,000	7,994,599
Unsec. Bonds(b)	0.79%	12/27/2017	30,000	29,967,696
Unsec. Bonds(b)	0.80%	01/17/2018	10,000	9,995,120
Unsec. Bonds(b)	0.68%	01/22/2018	100,000	100,000,000
Unsec. Bonds(b)	0.85%	02/09/2018	25,000	25,000,000
Unsec. Bonds(b)	0.81%	02/26/2018	50,000	49,985,324
Unsec. Bonds(b)	0.90%	03/02/2018	40,000	40,065,673
Unsec. Bonds(b)	0.89%	03/21/2018	20,000	20,009,681
Unsec. Bonds(b)	1.04%	05/09/2018	9,500	9,520,924
				662,022,254

Federal Home Loan Bank (FHLB)–26.30%
Unsec. Bonds	0.88%	03/10/2017	13,155	13,156,137
Unsec. Bonds	0.55%	03/21/2017	52,630	52,630,977
Unsec. Bonds	0.60%	05/19/2017	62,000	62,000,000
Unsec. Bonds	0.60%	05/23/2017	73,000	72,999,112
Unsec. Bonds(b)	0.77%	08/18/2017	73,500	73,482,728
Unsec. Bonds(b)	0.96%	10/30/2017	199,700	199,689,898
Unsec. Bonds(b)	0.83%	11/15/2017	40,000	40,000,000
Unsec. Bonds(b)	0.83%	11/17/2017	25,000	25,000,000
Unsec. Bonds(b)	0.85%	02/16/2018	45,000	45,000,000
Unsec. Bonds(b)	0.78%	03/06/2018	225,000	225,000,000
Unsec. Bonds(b)	0.78%	03/09/2018	100,000	100,000,000
Unsec. Bonds(b)	0.79%	03/14/2018	300,000	300,000,000
Unsec. Bonds(b)	0.79%	03/15/2018	75,000	75,000,000
Unsec. Bonds(b)	0.79%	03/16/2018	350,000	350,000,000
Unsec. Bonds(b)	0.77%	03/19/2018	275,000	275,000,000
Unsec. Bonds(b)	0.81%	03/19/2018	145,000	145,000,000
Unsec. Bonds(b)	0.76%	04/12/2018	220,000	220,000,000
Unsec. Bonds(b)	0.76%	04/13/2018	225,000	224,999,315
Unsec. Bonds(b)	0.77%	04/20/2018	86,000	85,992,390
Unsec. Bonds(b)	0.77%	04/23/2018	140,000	139,991,832
Unsec. Bonds(b)	0.69%	05/08/2018	230,000	230,002,219
Unsec. Bonds(b)	0.67%	07/26/2018	100,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term  Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Bonds(b)	0.68%	08/01/2018	$200,000	$200,000,000
Unsec. Disc. Notes(a)	0.46%	03/29/2017	245,700	245,612,972
Unsec. Disc. Notes(a)	0.60%	05/05/2017	62,665	62,597,113
Unsec. Disc. Notes(a)	0.63%	05/24/2017	50,000	49,926,208
Unsec. Disc. Notes(a)	0.64%	05/24/2017	145,613	145,397,250
Unsec. Disc. Notes(a)	0.64%	05/26/2017	133,000	132,796,975
Unsec. Disc. Notes(a)	0.63%	05/31/2017	200,000	199,682,010
Unsec. Disc. Notes(a)	0.64%	07/05/2017	300,000	299,327,999
Unsec. Disc. Notes(a)	0.61%	07/12/2017	400,000	399,098,554
Unsec. Disc. Notes(a)	0.67%	08/09/2017	86,324	86,067,270
Unsec. Disc. Notes(a)	0.67%	08/16/2017	48,000	47,849,920
Unsec. Disc. Notes(a)	0.67%	08/18/2017	30,000	29,905,083
Unsec. Disc. Notes(a)	0.69%	08/23/2017	37,852	37,725,038
Unsec. Disc. Notes(a)	0.69%	08/25/2017	50,000	49,831,850
Unsec. Global Bonds(b)	0.80%	04/21/2017	10,000	9,999,371
Unsec. Global Bonds	1.00%	06/21/2017	30,380	30,415,400
Unsec. Global Bonds(b)	0.78%	08/15/2017	50,000	50,000,000
Unsec. Global Bonds(b)	0.83%	09/06/2017	25,000	25,000,147
Unsec. Global Bonds(b)	0.94%	11/15/2017	60,000	59,986,869
Unsec. Global Bonds(b)	0.85%	12/07/2017	22,000	21,998,481
Unsec. Global Bonds(b)	0.97%	01/08/2018	80,000	80,000,000
Unsec. Global Bonds(b)	0.69%	01/23/2018	237,000	237,000,000
Unsec. Global Bonds(b)	0.70%	01/23/2018	93,000	93,008,412
Unsec. Global Bonds(b)	0.89%	02/26/2018	185,000	185,000,000
Unsec. Global Bonds(b)	0.79%	04/06/2018	136,000	136,000,000
Unsec. Global Bonds(b)	0.69%	05/09/2018	100,000	100,000,000
Unsec. Global Bonds(b)	0.72%	07/12/2018	200,000	200,098,223
				6,269,269,753

Federal Home Loan Mortgage Corp. (FHLMC)–0.69%
Unsec. Global Notes(b)	0.79%	04/20/2017	30,000	29,999,371
Unsec. Global Notes(b)	0.82%	04/27/2017	14,000	13,998,795
Unsec. Global Notes(b)	0.91%	07/21/2017	20,000	19,999,200
Unsec. Global Notes(b)	0.98%	01/08/2018	100,000	100,000,000
				163,997,366

Federal National Mortgage Association (FNMA)–1.26%
Unsec. Global Notes	1.13%	04/27/2017	42,863	42,901,342
Unsec. Global Notes	5.00%	05/11/2017	60,000	60,513,120
Unsec. Global Notes(b)	0.79%	09/08/2017	35,000	34,982,216
Unsec. Global Notes(b)	0.79%	10/05/2017	112,815	112,785,166
Unsec. Notes(b)	0.78%	08/16/2017	50,000	49,995,354
				301,177,198

Overseas Private Investment Corp. (OPIC)–1.23%
Sec. Gtd. VRD COP Bonds(c)	0.69%	11/15/2028	100,000	100,000,000
Sr. Unsec. Gtd. VRD COP Bonds(c)	0.69%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.69%	09/15/2020	81,000	81,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.69%	07/15/2025	44,389	44,388,890
Unsec. Gtd. VRD COP Notes(c)	0.67%	07/09/2026	48,450	48,450,000
				293,838,890
Total U.S. Government Sponsored Agency Securities (Cost $7,690,305,461)				7,690,305,461

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term  Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–16.97%
U.S. Treasury Bills–16.76%(a)
U.S. Treasury Bills	0.58%	04/27/2017	$150,000	$149,864,625
U.S. Treasury Bills	0.62%	05/18/2017	200,000	199,737,184
U.S. Treasury Bills	0.61%	05/25/2017	300,000	299,577,833
U.S. Treasury Bills	0.63%	05/25/2017	350,000	349,491,299
U.S. Treasury Bills	0.62%	06/01/2017	700,000	698,908,777
U.S. Treasury Bills	0.65%	06/15/2017	300,000	299,438,642
U.S. Treasury Bills	0.66%	06/15/2017	200,000	199,619,945
U.S. Treasury Bills	0.64%	06/22/2017	200,000	199,604,186
U.S. Treasury Bills	0.66%	06/29/2017	100,000	99,784,917
U.S. Treasury Bills	0.65%	07/06/2017	370,000	369,170,064
U.S. Treasury Bills	0.66%	07/06/2017	130,000	129,703,508
U.S. Treasury Bills	0.61%	07/13/2017	200,000	199,552,588
U.S. Treasury Bills	0.62%	07/13/2017	50,000	49,887,403
U.S. Treasury Bills	0.65%	08/10/2017	300,000	299,141,400
U.S. Treasury Bills	0.65%	08/17/2017	300,000	299,104,300
U.S. Treasury Bills	0.68%	08/24/2017	155,000	154,492,289
				3,997,078,960

U.S. Treasury Notes–0.21%
U.S. Treasury Floating Rate Notes(b)	0.68%	10/31/2017	50,000	49,990,890
Total U.S. Treasury Securities (Cost $4,047,069,850)				4,047,069,850
TOTAL INVESTMENTS (excluding Repurchase Agreements) –49.23% (Cost $11,737,375,311)				11,737,375,311

			Repurchase Amount
Repurchase Agreements–50.77%(d)
Bank of Montreal, agreement dated 02/28/2017, maturing value of $300,004,417 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 2.00%-5.50%; 09/01/2025-01/20/2047)	0.53%	03/01/2017	300,004,417	300,000,000
Bank of Montreal, joint term agreement dated 02/10/2017, aggregate maturing value of $300,265,500 (collateralized by U.S. Treasury obligations valued at $306,000,037; 0.75%-4.25%, 01/31/2018-05/15/2044)(e)	0.54%	04/10/2017	100,088,500	100,000,000
Bank of Montreal, joint term agreement dated 02/23/2017, aggregate maturing value of $635,834,496 (collateralized by U.S. Treasury obligations valued at $647,700,025; 0.63%-3.63%, 07/31/2017-08/15/2043)(e)	0.57%	05/17/2017	390,512,525	390,000,000
Bank of Nova Scotia (The), agreement dated 02/28/2017, maturing value of $1,000,014,444 (collateralized by U.S. Treasury obligations valued at $1,020,000,038; 0.13%-3.63%; 10/31/2018-05/15/2046)	0.52%	03/01/2017	1,000,014,444	1,000,000,000
Bank of Nova Scotia (The), agreement dated 02/28/2017, maturing value of $200,002,944 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $204,000,053; 2.55%-4.00%; 11/15/2023-09/01/2046)	0.53%	03/01/2017	200,002,944	200,000,000
BNP Paribas Securities Corp., agreement dated 02/28/2017, maturing value of $885,013,521 (collateralized by a U.S. Treasury obligation valued at $900,781,027; 0.13%; 07/15/2022)	0.55%	03/01/2017	885,013,521	885,000,000
CIBC World Markets Corp., joint agreement dated 02/28/2017, aggregate maturing value of $1,350,019,500 (collateralized by U.S. Treasury obligations valued at $1,383,331,253; 0.13%-8.75%, 03/15/2017-02/15/2047)	0.52%	03/01/2017	329,615,714	329,610,953
Citigroup Global Markets Inc., agreement dated 02/28/2017, maturing value of $250,003,681 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $255,000,090; 0%-7.63%; 03/06/2017-09/15/2065)	0.53%	03/01/2017	250,003,681	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term  Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corp. & Investment Bank, joint agreement dated 02/28/2017, aggregate maturing value of $700,010,306 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $714,000,000; 0%-4.00%, 04/24/2017-02/01/2047)	0.53%	03/01/2017	$400,005,889	$400,000,000
Federal Reserve Bank of New York, agreement dated 02/28/2017, maturing value of $600,008,333 (collateralized by a U.S. Treasury obligation valued at $600,008,387; 3.00%; 05/15/2042)	0.50%	03/01/2017	600,008,333	600,000,000
ING Financial Markets, LLC, term agreement dated 01/20/2017, maturing value of $45,062,525 (collateralized by domestic agency mortgage-backed securities valued at $45,901,215; 3.50%; 04/01/2042-01/01/2043)	0.61%	04/12/2017	45,062,525	45,000,000
ING Financial Markets, LLC, term agreement dated 01/31/2017 maturing value of $250,424,375 (collateralized by domestic agency mortgage-backed securities valued at $255,003,653; 3.00%-6.00%; 03/01/2026-07/01/2046)	0.63%	05/08/2017	250,424,375	250,000,000
ING Financial Markets, LLC, term agreement dated 02/28/2017, maturing value of $270,000,000 (collateralized by domestic agency mortgage-backed securities valued at $275,400,805; 2.03%-4.00%; 03/01/2026-11/01/2046)(b)	0.71%	06/05/2017	270,000,000	270,000,000
ING Financial Markets, LLC, term agreement dated 02/28/2017, maturing value of $220,000,000 (collateralized by domestic agency mortgage-backed securities valued at $224,400,000; 3.00%-5.50%; 10/01/2025-08/01/2048)(b)	0.80%	08/28/2017	220,000,000	220,000,000
J.P. Morgan Securities Inc., agreement dated 02/28/2017, maturing value of $250,003,611 (collateralized by a U.S. Treasury obligation valued at $255,001,384; 0.13%; 04/15/2021)	0.52%	03/01/2017	250,003,611	250,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 02/28/2017, maturing value of $100,001,472 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 2.50%-3.00%; 10/20/2045-09/20/2046)	0.53%	03/01/2017	100,001,472	100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/23/2017, maturing value of $325,032,229 (collateralized by a U.S. Treasury obligation valued at $330,679,999; 3.63%; 08/15/2043)(e)	0.51%	03/02/2017	325,032,229	325,000,000
Metropolitan Life Insurance Co., term agreement dated 02/28/2017, maturing value of $400,043,803 (collateralized by U.S. Treasury obligations valued at $408,333,658; 0%-0.75%; 02/28/2018-05/15/2044)(e)	0.55%	03/07/2017	400,043,803	400,001,025
Prudential Insurance Co. of America, agreement dated 02/28/2017, maturing value of $157,058,606 (collateralized by U.S. Treasury obligations valued at $160,609,750; 0%; 11/15/2026-08/15/2039)	0.54%	03/01/2017	157,058,606	157,056,250
Prudential Legacy Insurance Co. of America, agreement dated 02/28/2017, maturing value of $170,002,550 (collateralized by U.S. Treasury obligations valued at $173,400,150; 0.00%; 11/15/2028-08/15/2033)	0.54%	03/01/2017	170,002,550	170,000,000
RBC Capital Markets LLC, joint term agreement dated 02/15/2017, aggregate maturing value of $600,885,000 (collateralized by domestic agency mortgage-backed securities valued at $612,000,000; 0.87%-8.50%, 05/01/2017-02/20/2047)(e)	0.59%	05/16/2017	455,671,125	455,000,000
RBC Capital Markets LLC, joint term agreement dated 02/17/2017, aggregate maturing value of $500,221,667 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.50%-4.00%, 02/20/2030-03/01/2047)(b)(e)	0.57%	05/18/2017	395,175,117	395,000,000
RBC Capital Markets LLC, joint term agreement dated 02/21/2017, aggregate maturing value of $500,245,417 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.00%-7.50%, 04/01/2024-12/20/2064)(e)	0.57%	05/22/2017	410,201,242	410,000,000
RBC Capital Markets LLC, joint term agreement dated 02/28/2017, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,002; 0%-7.00%, 12/25/2017-02/01/2047)(b)(e)	0.66%	05/01/2017	590,000,000	590,000,000
RBC Capital Markets LLC, term agreement dated 01/20/2017, maturing value of $345,402,500 (collateralized by domestic agency mortgage-backed securities valued at $351,900,000; 1.80%-8.50%; 03/01/2019-02/20/2047)(e)	0.56%	04/05/2017	345,402,500	345,000,000
Societe Generale, joint agreement dated 02/28/2017, aggregate maturing value of $1,000,015,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,071; 0%-8.00%, 08/31/2017-11/20/2045)	0.54%	03/01/2017	650,009,750	650,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term  Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Societe Generale, joint term agreement dated 02/28/2017, aggregate maturing value of $600,061,833 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $612,000,076; 0%-6.50%, 04/27/2017-06/20/2046)(e)	0.53%	03/07/2017	$450,046,375	$450,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2017, aggregate maturing value of $2,000,030,000 (collateralized by domestic agency mortgage-backed securities valued at $2,040,000,646; 3.00%-3.50%, 10/20/2042-04/20/2046)	0.54%	03/01/2017	1,440,021,600	1,440,000,000
Wells Fargo Bank, N.A., term agreement dated 09/08/2016, maturing value of $135,411,750 (collateralized by U.S. Treasury obligations valued at $137,700,000; 0%; 08/15/2021-08/15/2030)	0.60%	03/10/2017	135,411,750	135,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2017, maturing value of $550,008,250 (collateralized by domestic agency mortgage-backed securities valued at $561,000,001; 1.78%-6.50%; 03/01/2018-03/01/2047)	0.54%	03/01/2017	550,008,250	550,000,000
Wells Fargo Securities, LLC, term agreement dated 12/05/2016, maturing value of $44,062,382 (collateralized by domestic agency mortgage-backed securities valued at $44,880,000; 0%-2.11%; 06/25/2021-01/25/2046)	0.58%	03/03/2017	44,062,382	44,000,000
Total Repurchase Agreements (Cost $12,105,668,228)				12,105,668,228
TOTAL INVESTMENTS(f)–100.00% (Cost $23,843,043,539)				23,843,043,539
OTHER ASSETS LESS LIABILITIES–0.00%				(915,233)
NET ASSETS–100.00%				$23,842,128,306

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	48.1%
8-30	2.0
31-60	1.5
61-90	7.1
91-180	20.6
181+	20.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Treasury Obligations Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–116.11%
U.S. Treasury Bills–104.69%(a)
U.S. Treasury Bills	0.41%	03/02/2017	$105,400	$105,398,827
U.S. Treasury Bills	0.42%	03/02/2017	65,000	64,999,251
U.S. Treasury Bills	0.49%	03/02/2017	100,000	99,998,667
U.S. Treasury Bills	0.50%	03/02/2017	97,500	97,498,673
U.S. Treasury Bills	0.46%	03/09/2017	200,000	199,982,461
U.S. Treasury Bills	0.48%	03/09/2017	8,300	8,299,123
U.S. Treasury Bills	0.54%	03/09/2017	9,000	8,998,940
U.S. Treasury Bills	0.50%	03/15/2017	50,000	49,990,356
U.S. Treasury Bills	0.50%	03/16/2017	1,400	1,399,714
U.S. Treasury Bills	0.52%	03/16/2017	75,000	74,984,062
U.S. Treasury Bills	0.45%	03/23/2017	50,000	49,986,403
U.S. Treasury Bills	0.56%	03/30/2017	40,000	39,982,117
U.S. Treasury Bills	0.50%	04/13/2017	11,000	10,993,496
U.S. Treasury Bills	0.51%	04/20/2017	7,800	7,794,583
U.S. Treasury Bills	0.52%	04/20/2017	21,000	20,985,096
U.S. Treasury Bills	0.52%	05/04/2017	50,000	49,954,178
U.S. Treasury Bills	0.60%	05/04/2017	15,000	14,984,333
U.S. Treasury Bills	0.53%	05/11/2017	2,300	2,297,614
U.S. Treasury Bills	0.54%	05/18/2017	30,000	29,965,225
U.S. Treasury Bills	0.60%	05/18/2017	20,000	19,974,412
U.S. Treasury Bills	0.62%	05/18/2017	15,000	14,980,289
U.S. Treasury Bills	0.63%	05/25/2017	15,000	14,978,219
U.S. Treasury Bills	0.64%	05/25/2017	500	499,262
U.S. Treasury Bills	0.60%	06/01/2017	10,000	9,984,897
U.S. Treasury Bills	0.56%	06/08/2017	6,200	6,190,622
U.S. Treasury Bills	0.62%	06/08/2017	5,100	5,091,480
U.S. Treasury Bills	0.63%	06/08/2017	17,000	16,971,052
U.S. Treasury Bills	0.64%	06/08/2017	10,000	9,982,785
U.S. Treasury Bills	0.63%	06/15/2017	13,000	12,976,229
U.S. Treasury Bills	0.65%	06/15/2017	2,900	2,894,578
U.S. Treasury Bills	0.66%	06/15/2017	30,000	29,942,937
U.S. Treasury Bills	0.64%	06/22/2017	5,500	5,489,115
U.S. Treasury Bills	0.65%	06/22/2017	85,000	84,828,578
U.S. Treasury Bills	0.66%	06/29/2017	50,000	49,892,333
U.S. Treasury Bills	0.62%	07/06/2017	47,000	46,898,693
U.S. Treasury Bills	0.65%	07/06/2017	2,000	1,995,516
U.S. Treasury Bills	0.66%	07/06/2017	3,000	2,993,158
U.S. Treasury Bills	0.60%	07/13/2017	500	498,904
U.S. Treasury Bills	0.62%	07/13/2017	15,000	14,966,221
U.S. Treasury Bills	0.61%	07/20/2017	35,000	34,917,750
U.S. Treasury Bills	0.61%	07/27/2017	7,900	7,880,432
U.S. Treasury Bills	0.63%	08/03/2017	20,000	19,946,568
U.S. Treasury Bills	0.65%	08/17/2017	19,700	19,641,050
U.S. Treasury Bills	0.66%	08/17/2017	2,900	2,891,205

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term  Investments Trust

Treasury Obligations Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills–(continued)
U.S. Treasury Bills	0.65%	08/24/2017	$800	$797,489
U.S. Treasury Bills	0.66%	08/24/2017	35,000	34,889,377
U.S. Treasury Bills	0.68%	08/31/2017	20,000	19,932,256
				1,431,418,526

U.S. Treasury Notes–11.42%
U.S. Treasury Floating Rate Notes(b)	0.71%	04/30/2018	55,000	55,051,631
U.S. Treasury Floating Rate Notes(b)	0.69%	07/31/2018	53,000	53,016,862
U.S. Treasury Floating Rate Notes(b)	0.69%	10/31/2018	35,000	35,001,664
U.S. Treasury Floating Rate Notes(b)	0.66%	01/31/2019	13,000	12,997,488
				156,067,645
TOTAL INVESTMENTS(c)–116.11% (Cost $1,587,486,171)				1,587,486,171
OTHER ASSETS LESS LIABILITIES–(16.11)%				(220,233,692)
NET ASSETS–100.00%				$1,367,252,479

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	10.8%
8-30	31.7
31-60	2.9
61-90	10.8
91-180	30.9
181+	12.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–96.14%
Alabama–3.08%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.69%	07/01/2040	$5,440	$5,440,000

Arizona–2.72%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.65%	01/01/2046	240	240,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.64%	06/15/2031	2,685	2,685,000
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.66%	04/15/2030	1,375	1,375,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.64%	06/15/2031	520	520,000
				4,820,000

California–6.59%
California (State of); Series 2004 A9, Ref. VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.60%	05/01/2034	4,385	4,385,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC–Citibank, N.A.)(a)(b)	0.62%	08/01/2042	2,700	2,700,000
Southern California Metropolitan Water District; Series 2009 A-2, Ref. Floating Rate RB(d)(e)	0.80%	07/10/2017	4,580	4,580,000
				11,665,000

Colorado–7.29%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	02/01/2031	1,063	1,063,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	07/01/2034	1,800	1,800,000
Colorado (State of) Educational Loan Program; Series 2017 B, TRAN	4.00%	06/29/2017	4,000	4,041,428
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.78%	03/01/2017	5,335	5,335,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.66%	07/01/2021	654	654,000
				12,893,428

Delaware–1.75%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.66%	09/01/2036	3,090	3,090,000

District of Columbia–2.38%
District of Columbia Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(f)	0.81%	01/01/2029	1,587	1,587,000
District of Columbia (American University); Series 2006 B, VRD Multimodal RB (LOC–Royal Bank of Canada)(a)(b)	0.64%	10/01/2036	2,625	2,625,000
				4,212,000

Florida–1.75%
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.71%	11/01/2036	1,725	1,725,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co.(The))(a)(b)	0.65%	11/01/2038	1,370	1,370,000
				3,095,000

Georgia–4.03%
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	01/01/2020	750	750,000
Georgia (State of); Series 2015 C, Ref. Unlimited Tax GO Bonds	5.00%	07/01/2017	1,325	1,343,623
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.60%	09/01/2035	3,630	3,630,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term  Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	09/01/2020	$1,400	$1,400,000
				7,123,623

Illinois–4.70%
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.65%	02/01/2042	2,000	2,000,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(f)	0.78%	10/01/2017	200	200,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris, N.A.)(a)(b)	0.70%	09/01/2024	400	400,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.62%	12/01/2046	5,435	5,435,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(f)	0.80%	06/01/2017	270	270,000
				8,305,000

Indiana–9.47%
Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.66%	08/01/2028	2,135	2,135,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	08/01/2037	1,928	1,928,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.70%	06/01/2035	3,553	3,553,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.64%	06/01/2040	3,915	3,915,000
Purdue University; Series 2011 A, VRD COP	0.63%	07/01/2035	4,682	4,681,500
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.66%	10/01/2019	530	530,000
				16,742,500

Massachusetts–0.95%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.64%	10/01/2038	1,685	1,685,000

Michigan–0.72%
Huron Valley School District; Series 2015, Ref. Unlimited Tax GO Bond	5.00%	05/01/2017	800	805,583
Oakland University Board of Trustees; Series 2008, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.64%	03/01/2031	474	474,000
				1,279,583

Minnesota–2.01%
Burnsville (City of) (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP–FNMA)(a)	0.72%	10/15/2033	1,175	1,175,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.67%	01/01/2025	270	270,000
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.73%	11/15/2031	468	468,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.64%	11/01/2035	1,500	1,500,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.64%	10/01/2033	150	150,000
				3,563,000

Mississippi–0.07%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	0.57%	12/01/2030	121	121,000

Missouri–1.22%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.65%	11/01/2037	1,195	1,195,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.72%	12/01/2019	960	960,000
				2,155,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term  Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–0.85%
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.64%	07/01/2038	$1,505	$1,505,000

New York–2.85%
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.65%	11/01/2036	5,050	5,050,000

North Carolina–3.55%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB (a)	0.64%	01/15/2037	4,140	4,140,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.65%	06/01/2017	300	300,000
Raleigh-Durham Airport Authority; Series 2008 C, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.63%	05/01/2036	1,845	1,845,000
				6,285,000

Ohio–3.52%
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.64%	05/01/2026	6,221	6,221,000

Pennsylvania–5.08%
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.64%	03/01/2030	2,795	2,795,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.66%	10/15/2025	3,405	3,405,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.65%	09/01/2028	761	761,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.64%	11/01/2029	1,325	1,325,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(b)	0.65%	07/01/2027	705	705,000
				8,991,000

South Carolina–3.26%
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.65%	11/01/2025	5,765	5,765,000

Texas–16.83%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.67%	08/01/2035	8,638	8,638,000
Houston (City of); Series G-2, GO Commercial Paper Notes	0.75%	03/14/2017	3,600	3,600,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.64%	01/01/2049	5,485	5,485,000
Port Arthur (Port of) Navigation District (Texaco Inc.); Series 1994, Ref. VRD PCR(a)	0.57%	10/01/2024	2,285	2,285,000
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.66%	04/01/2026	415	415,000
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.64%	11/15/2050	3,500	3,500,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.60%	08/01/2025	5,850	5,850,000
				29,773,000

Utah–5.18%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(b)(c)	0.62%	11/01/2024	5,250	5,250,000
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.72%	08/01/2028	260	260,000
Utah Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.69%	04/01/2042	2,900	2,900,000
Utah (State of); Series 2010 A, Unlimited Tax GO Bonds	4.00%	07/01/2017	750	757,948
				9,167,948

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term  Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–0.06%
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.69%	12/01/2019	$100	$100,000

West Virginia–1.64%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.68%	01/01/2034	2,900	2,900,000

Wisconsin–2.44%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.68%	10/01/2042	4,315	4,315,000

Wyoming–2.15%
Sublette (County of) (Exxonmobile); Series 2014, Ref. VRD PCR(a)	0.56%	10/01/2044	3,800	3,800,000
TOTAL INVESTMENTS(g)(h)–96.14% (Cost $170,063,082)				170,063,082
OTHER ASSETS LESS LIABILITIES–3.86%				6,820,128
NET ASSETS–100.00%				$176,883,210
Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association

GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds

RB	– Revenue Bonds
Ref.	– Refunding
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 9.3%; other countries less than 5% each: 7.9%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $2,057,000, which represented 1.16% of the Fund’s Net Assets.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
Royal Bank of Canada	5.9%
Texas Permanent School Fund Guarantee Program	5.1

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	91.1%
8-30	2.1
31-60	—
61-90	0.5
91-180	6.3
181+	—

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term  Investments Trust

Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value	$252,499,464	$277,233,310	$9,584,791,621	$11,737,375,311	$1,587,486,171	$170,063,082
Repurchase agreements, at value	69,000,000	48,000,000	10,622,651,673	12,105,668,228	—	—
Total investments, at value	321,499,464	325,233,310	20,207,443,294	23,843,043,539	1,587,486,171	170,063,082
Cash	9,477	—	—	493,323	16,793	79,585
Receivable for:
Investments sold	45,917	140,000	12,811	—	—	6,720,156
Interest	125,896	180,573	9,770,994	8,055,096	88,712	145,384
Fund expenses absorbed	111,831	—	90,869	184,789	20,650	15,576
Investment for trustee deferred compensation and retirement plans	3,518,905	988,248	2,134,474	970,228	125,369	358,339
Other assets	148,820	184,007	149,652	255,053	41,505	50,244
Total assets	325,460,310	326,726,138	20,219,602,094	23,853,002,028	1,587,779,200	177,432,366

Liabilities:
Payable for:
Investments purchased	—	—	298,983,834	793,323	219,914,718	—
Dividends	176,268	196,906	6,112,066	8,448,521	376,402	56,862
Accrued fees to affiliates	5,015	9,073	520,963	347,905	64,421	47,854
Accrued trustees’ and officer’s fees and benefits	4,935	6,391	34,479	35,534	4,351	2,715
Accrued operating expenses	61,917	47,177	153,252	96,168	26,492	37,400
Trustee deferred compensation and retirement plans	4,057,845	1,122,558	2,500,056	1,152,271	140,337	404,325
Total liabilities	4,305,980	1,382,105	308,304,650	10,873,722	220,526,721	549,156
Net assets applicable to shares outstanding	$321,154,330	$325,344,033	$19,911,297,444	$23,842,128,306	$1,367,252,479	$176,883,210

Net assets consist of:
Shares of beneficial interest	$320,827,662	$324,450,566	$19,910,557,388	$23,841,988,693	$1,367,292,153	$177,041,699
Undistributed net investment income	2,544,735	873,178	(21,274)	90,340	(12,543)	(104,955)
Undistributed net realized gain (loss)	(2,268,497)	1,744	761,330	49,273	(27,131)	(53,534)
Net unrealized appreciation	50,430	18,545	—	—	—	—
	$321,154,330	$325,344,033	$19,911,297,444	$23,842,128,306	$1,367,252,479	$176,883,210
Cost of Investments	$321,449,034	$325,214,765	$20,207,443,294	$23,843,043,539	$1,587,486,171	$170,063,082

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term  Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2017

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$291,536,502	$321,019,635	$17,308,731,411	$22,167,128,421	$1,286,771,052	$96,027,354
Private Investment Class	$10,805,664	$2,158,009	$542,127,622	$436,121,219	$1,249,420	$19,581,713
Personal Investment Class	$304,886	$622,147	$151,008,015	$17,085,976	$44,598	$2,002,739
Cash Management Class	$6,803,640	$835,104	$377,094,659	$140,697,992	$1,617,467	$35,696,164
Reserve Class	$1,100,138	$506,124	$156,617,799	$393,479,757	$77,366,115	$21,512,633
Resource Class	$1,341,518	$182,985	$457,602,638	$367,929,940	$193,778	$2,030,468
Corporate Class	$9,261,982	$20,029	$918,115,300	$319,685,001	$10,049	$32,139

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	291,438,043	321,005,127	17,307,443,026	22,166,894,620	1,286,754,820	96,011,386
Private Investment Class	10,802,233	2,157,926	542,086,489	436,116,465	1,249,403	19,578,319
Personal Investment Class	304,790	622,123	150,997,069	17,085,787	44,598	2,002,396
Cash Management Class	6,801,481	835,072	377,065,789	140,696,524	1,617,447	35,690,030
Reserve Class	1,099,785	506,105	156,606,115	393,475,474	77,365,135	21,508,869
Resource Class	1,341,089	182,978	457,567,852	367,925,494	193,777	2,030,120
Corporate Class	9,259,043	20,028	918,041,878	319,681,038	10,049	32,134
Net asset value, offering and redemption price per share for each class	$1.0003	$1.0000	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term  Investments Trust

Statement of Operations

For the six months ended February 28, 2017

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$5,233,498	$2,112,472	$53,049,102	$57,411,604	$2,175,606	$740,579

Expenses:
Advisory fees	1,283,192	511,222	16,684,585	11,165,171	692,482	210,844
Administrative services fees	457,109	195,509	3,908,636	3,922,534	283,334	56,421
Custodian fees	—	5,094	97,559	57,771	4,595	2,640
Distribution fees:
Private Investment Class	88,783	17,888	797,297	706,643	3,165	25,374
Personal Investment Class	9,054	70,200	346,589	42,127	3,359	5,818
Cash Management Class	24,902	14,165	149,838	56,294	969	14,119
Reserve Class	45,447	20,175	714,218	1,777,320	294,526	99,953
Resource Class	1,681	4,320	355,407	279,348	154	1,782
Corporate Class	6,649	2	140,104	55,904	84	5
Transfer agent fees	76,991	30,673	1,001,075	698,507	46,331	9,488
Trustees’ and officers’ fees and benefits	48,872	20,169	217,416	174,023	15,554	18,545
Registration and filing fees	52,301	52,182	69,735	111,529	41,583	43,779
Reports to shareholders	19,801	8,000	36,969	50,240	6,752	5,397
Professional services fees	14,613	26,226	99,506	73,680	22,076	18,744
Other	(2,442)	48,687	154,674	63,026	22,545	23,673
Total expenses	2,126,953	1,024,512	24,773,608	19,234,117	1,437,509	536,582
Less: Fees waived	(445,643)	(352,394)	(3,265,311)	(1,551,785)	(486,914)	(264,600)
Net expenses	1,681,310	672,118	21,508,297	17,682,332	950,595	271,982
Net investment income	3,552,188	1,440,354	31,540,805	39,729,272	1,225,011	468,597

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	284,268	367	600,401	(69,374)	(23,974)	(14,721)
Change in net unrealized appreciation of investment securities	50,430	18,545	—	—	—	—
Net increase in net assets resulting from operations	$3,886,886	$1,459,266	$32,141,206	$39,659,898	$1,201,037	$453,876

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term  Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016
Operations:
Net investment income	$3,552,188	$65,311,251	$1,440,354	$6,158,242
Net realized gain	284,268	647,321	367	1,377
Change in net unrealized appreciation	50,430	—	18,545	—
Net increase in net assets resulting from operations	3,886,886	65,958,572	1,459,266	6,159,619

Distributions to shareholders from net investment income:
Institutional Class	(3,288,088)	(59,772,506)	(1,337,512)	(4,848,718)
Private Investment Class	(55,173)	(183,013)	(12,201)	(213,182)
Personal Investment Class	(1,569)	(40,091)	(25,104)	(164,965)
Cash Management Class	(101,776)	(660,627)	(54,629)	(649,934)
Reserve Class	(4,884)	(87,134)	(4,572)	(53,243)
Resource Class	(2,751)	(15,089)	(6,300)	(32,359)
Corporate Class	(97,947)	(4,552,791)	(36)	(195,841)
Total distributions from net investment income	(3,552,188)	(65,311,251)	(1,440,354)	(6,158,242)

Distributions to shareholders from net realized gains:
Institutional Class	(2,877,921)	—	—	—
Private Investment Class	(90,311)	—	—	—
Personal Investment Class	(5,195)	—	—	—
Cash Management Class	(133,371)	—	—	—
Reserve Class	(25,060)	—	—	—
Resource Class	(1,214)	—	—	—
Corporate Class	(67,014)	—	—	—
Total distributions from net realized gains	(3,200,086)	—	—	—

Share transactions–net:
Institutional Class	(10,127,382,108)	(5,553,230,110)	(1,286,867,086)	(156,797,441)
Private Investment Class	(230,479,086)	(42,171,998)	(138,902,976)	(21,155,334)
Personal Investment Class	(28,937,259)	(86,151,515)	(116,851,999)	(98,600)
Cash Management Class	(243,762,324)	(207,380,539)	(167,035,675)	(315,722,141)
Reserve Class	(99,062,340)	(56,031,914)	(20,968,200)	(28,926,016)
Resource Class	(5,905,110)	(65,429,204)	(16,684,274)	(2,843,872)
Corporate Class	(160,381,733)	(884,537,893)	11,369	(77,034,376)
Net increase (decrease) in net assets resulting from share transactions	(10,895,909,960)	(6,894,933,173)	(1,747,298,841)	(602,577,780)
Net increase (decrease) in net assets	(10,898,775,348)	(6,894,285,852)	(1,747,279,929)	(602,576,403)

Net assets:
Beginning of period	11,219,929,678	18,114,215,530	2,072,623,962	2,675,200,365
End of period*	$321,154,330	$11,219,929,678	$325,344,033	$2,072,623,962
* Includes accumulated undistributed net investment income	$2,544,735	$2,544,735	$873,178	$873,178

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term  Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016
Operations:
Net investment income	$31,540,805	$20,948,253	$39,729,272	$10,802,684
Net realized gain (loss)	600,401	223,426	(69,374)	118,647
Net increase in net assets resulting from operations	32,141,206	21,171,679	39,659,898	10,921,331

Distributions to shareholders from net investment income:
Institutional Class	(29,158,879)	(15,100,629)	(37,855,075)	(8,855,873)
Private Investment Class	(266,446)	(334,722)	(346,586)	(403,391)
Personal Investment Class	(61,765)	(86,109)	(10,608)	(10,692)
Cash Management Class	(406,253)	(3,039,766)	(200,947)	(218,373)
Reserve Class	(80,430)	(62,197)	(282,369)	(263,352)
Resource Class	(347,015)	(274,847)	(374,666)	(73,436)
Corporate Class	(1,220,017)	(2,049,983)	(659,021)	(977,567)
Total distributions from net investment income	(31,540,805)	(20,948,253)	(39,729,272)	(10,802,684)

Share transactions–net:
Institutional Class	(2,560,248,364)	12,017,922,118	11,450,425,188	6,496,754,225
Private Investment Class	(17,917,744)	98,893,095	95,251,977	(81,684,720)
Personal Investment Class	28,180,755	(39,231,210)	9,578,678	(29,659,491)
Cash Management Class	(26,341,411)	(4,900,693,362)	(9,404,853)	(72,740,853)
Reserve Class	(2,513,453)	123,516,873	77,597,921	8,359,709
Resource Class	(25,343,593)	158,444,863	272,238,974	(2,217,786)
Corporate Class	(255,166,002)	(597,367,186)	3,245,168	(314,733,978)
Net increase (decrease) in net assets resulting from share transactions	(2,859,349,812)	6,861,485,191	11,898,933,053	6,004,077,106
Net increase (decrease) in net assets	(2,858,749,411)	6,861,708,617	11,898,863,679	6,004,195,753

Net assets:
Beginning of period	22,770,046,855	15,908,338,238	11,943,264,627	5,939,068,874
End of period*	$19,911,297,444	$22,770,046,855	$23,842,128,306	$11,943,264,627
* Includes accumulated undistributed net investment income	$(21,274)	$(21,274)	$90,340	$90,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term  Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2017 and the year ended August 31,2016

(Unaudited)

	Treasury Obligations Portfolio		Tax-Free Cash Reserve Portfolio
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016
Operations:
Net investment income	$1,225,011	$188,034	$468,597	$702,207
Net realized gain (loss)	(23,974)	15,288	(14,721)	5,988
Net increase in net assets resulting from operations	1,201,037	203,322	453,876	708,195

Distributions to shareholders from net investment income:
Institutional Class	(1,182,978)	(78,969)	(316,194)	(628,540)
Private Investment Class	(1,453)	(5,685)	(33,839)	(18,929)
Personal Investment Class	(689)	(2,859)	(3,250)	(1,951)
Cash Management Class	(2,026)	(43,887)	(74,728)	(33,087)
Reserve Class	(37,370)	(51,534)	(36,391)	(16,951)
Resource Class	(134)	(2,214)	(4,119)	(1,923)
Corporate Class	(361)	(2,886)	(76)	(826)
Total distributions from net investment income	(1,225,011)	(188,034)	(468,597)	(702,207)

Share transactions–net:
Institutional Class	1,165,631,320	15,581,368	(354,742,419)	(5,243,578)
Private Investment Class	(4,911,643)	177,746	(4,887,524)	(6,001,459)
Personal Investment Class	(2,562,800)	652,387	(394,314)	(1,226,815)
Cash Management Class	(29,769,295)	(13,633,574)	5,021,679	(20,346,066)
Reserve Class	40,731,958	30,758,077	(24,426)	(239,848)
Resource Class	118	(2,177,935)	(380,453)	(2,115,602)
Corporate Class	(2,933,772)	(25,066,209)	70	(26,445,210)
Net increase (decrease) in net assets resulting from share transactions	1,166,185,886	6,291,860	(355,407,387)	(61,618,578)
Net increase (decrease) in net assets	1,166,161,912	6,307,148	(355,422,108)	(61,612,590)

Net assets:
Beginning of period	201,090,567	194,783,419	532,305,318	593,917,908
End of period *	$1,367,252,479	$201,090,567	$176,883,210	$532,305,318
* Includes accumulated undistributed net investment income	$(12,543)	$(12,543)	$(104,955)	$(104,955)

Notes to Financial Statements

February 28, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio (formerly Government TaxAdvantage Portfolio) and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Treasury Obligations Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Liquid Assets Portfolio and STIC Prime Portfolio, both institutional money market funds, began to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based

29                         Short-Term  Investments Trust

values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Liquid Assets Portfolio and STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Liquid Assets Portfolio determines its NAV per share multiple times each day.

Treasury Portfolio, Government & Agency Portfolio, and Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Treasury Portfolio, Government & Agency Portfolio, and Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Liquid Asset Portfolio’s and STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio, and Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

30                         Short-Term  Investments Trust

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

31                         Short-Term  Investments Trust

For the six months ended February 28, 2017, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Treasury Obligations Portfolio	0.14%
Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended February 28, 2017, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$410,566	$—
STIC Prime Portfolio	284,295	—
Treasury Portfolio	2,201,591	—
Government & Agency Portfolio	—	—
Treasury Obligations Portfolio	229,513	—
Tax-Free Cash Reserve Portfolio	170,645	—

Voluntary fee waivers for the six months ended February 28, 2017 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$2,312	$3,843	N/A	$28,922	N/A	N/A
STIC Prime Portfolio	6,443	45,963	N/A	15,651	$42	N/A
Treasury Portfolio	268,452	219,024	N/A	545,861	30,383	N/A
Government & Agency Portfolio	205,332	24,194	N/A	1,315,893	6,366	N/A
Treasury Obligations Portfolio	2,307	3,077	$514	251,408	76	$19
Tax-Free Cash Reserve Portfolio	8,731	3,754	1,247	79,875	348	N/A

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

32                         Short-Term  Investments Trust

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2017, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2017, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$498,250,427	$509,600,329	$—
STIC Prime Portfolio	187,984,805	202,226,502	—
Tax-Free Cash Reserve Portfolio	234,700,564	455,097,214	—

33                         Short-Term  Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2016 which expires as follows:

	Short-Term			Long-Term	Total*
Fund	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Treasury Obligations Portfolio	$—	$—	$3,159	$—	$3,159
Tax-Free Cash Reserve Portfolio	8,740	30,074	—	—	38,814

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2017
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Treasury Portfolio	$20,207,749,634	$—	$(306,340)	$(306,340)

*	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

34                         Short-Term  Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)(b)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	8,636,572,068	$8,636,696,253	206,922,537,697	$206,922,537,697
Private Investment Class	73,675,853	73,675,862	1,086,367,896	1,086,367,896
Personal Investment Class	8,178,437	8,178,627	147,332,561	147,332,561
Cash Management Class	315,185,594	315,189,645	3,527,556,735	3,527,556,735
Reserve Class	3,679,215	3,679,395	312,834,642	312,834,642
Resource Class	131,512	131,513	54,658,208	54,658,208
Corporate Class	229,992,915	230,006,196	12,789,032,744	12,789,032,744

Issued as reinvestment of dividends:
Institutional Class	3,612,258	3,612,403	16,030,218	16,030,218
Private Investment Class	23,725	23,727	51,160	51,160
Personal Investment Class	4,941	4,941	33,213	33,213
Cash Management Class	66,920	66,923	325,885	325,885
Reserve Class	34,020	34,020	78,372	78,372
Resource Class	4,320	4,320	14,018	14,018
Corporate Class	105,181	105,188	699,998	699,998

Reacquired:
Institutional Class	(18,767,392,641)	(18,767,690,764)	(212,491,798,025)	(212,491,798,025)
Private Investment Class	(304,159,753)	(304,178,675)	(1,128,591,054)	(1,128,591,054)
Personal Investment Class	(37,119,877)	(37,120,827)	(233,517,289)	(233,517,289)
Cash Management Class	(559,012,820)	(559,018,892)	(3,735,263,159)	(3,735,263,159)
Reserve Class	(102,775,450)	(102,775,755)	(368,944,928)	(368,944,928)
Resource Class	(6,040,857)	(6,040,943)	(120,101,430)	(120,101,430)
Corporate Class	(390,456,216)	(390,493,117)	(13,674,270,635)	(13,674,270,635)
Net increase (decrease) in share activity	(10,895,690,655)	$(10,895,909,960)	(6,894,933,173)	$(6,894,933,173)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, Liquid Assets Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

35                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)(b)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	655,894,743	$655,926,204	4,966,861,188	$4,966,861,188
Private Investment Class	32,471,499	32,471,503	1,446,777,172	1,446,777,172
Personal Investment Class	118,187,308	118,187,309	677,491,586	677,491,586
Cash Management Class	130,898,214	130,898,218	2,194,654,168	2,194,654,168
Reserve Class	12,102,644	12,102,696	400,019,801	400,019,801
Resource Class	54,161,912	54,161,918	96,121,190	96,121,190
Corporate Class	19,999	20,000	518,160,731	518,160,731

Issued as reinvestment of dividends:
Institutional Class	561,735	561,770	1,393,044	1,393,044
Private Investment Class	7,432	7,432	78,349	78,349
Personal Investment Class	15,098	15,098	70,680	70,680
Cash Management Class	77,613	77,613	217,106	217,106
Reserve Class	6,557	6,557	50,303	50,303
Resource Class	8,241	8,241	25,322	25,322
Corporate Class	3,548	3,548	148,537	148,537

Reacquired:
Institutional Class	(1,943,307,435)	(1,943,355,060)	(5,125,051,673)	(5,125,051,673)
Private Investment Class	(171,380,975)	(171,381,911)	(1,468,010,855)	(1,468,010,855)
Personal Investment Class	(235,054,362)	(235,054,406)	(677,660,866)	(677,660,866)
Cash Management Class	(298,011,468)	(298,011,506)	(2,510,593,415)	(2,510,593,415)
Reserve Class	(33,077,282)	(33,077,453)	(428,996,120)	(428,996,120)
Resource Class	(70,853,530)	(70,854,433)	(98,990,384)	(98,990,384)
Corporate Class	(12,179)	(12,179)	(595,343,644)	(595,343,644)
Net increase (decrease) in share activity	(1,747,280,688)	$(1,747,298,841)	(602,577,780)	$(602,577,780)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 96% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, STIC Prime Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

36                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	49,873,953,809	$49,873,953,809	37,473,899,000	$37,473,899,000
Private Investment Class	721,092,411	721,092,411	1,884,005,414	1,884,005,414
Personal Investment Class	485,120,727	485,120,727	980,594,144	980,594,144
Cash Management Class	1,054,669,980	1,054,669,980	14,484,295,170	14,484,295,170
Reserve Class	133,540,692	133,540,692	316,250,840	316,250,840
Resource Class	237,666,579	237,666,579	575,238,582	575,238,582
Corporate Class	4,935,948,006	4,935,948,006	20,782,139,048	20,782,139,048

Issued as reinvestment of dividends:
Institutional Class	4,721,818	4,721,818	5,368,737	5,368,737
Private Investment Class	51,815	51,815	43,130	43,130
Personal Investment Class	56,509	56,509	76,479	76,479
Cash Management Class	299,878	299,878	266,775	266,775
Reserve Class	77,366	77,366	50,478	50,478
Resource Class	86,698	86,698	52,190	52,190
Corporate Class	1,035,739	1,035,739	1,013,151	1,013,151

Reacquired:
Institutional Class	(52,438,923,991)	(52,438,923,991)	(25,461,345,619)	(25,461,345,619)
Private Investment Class	(739,061,970)	(739,061,970)	(1,785,155,449)	(1,785,155,449)
Personal Investment Class	(456,996,481)	(456,996,481)	(1,019,901,833)	(1,019,901,833)
Cash Management Class	(1,081,311,269)	(1,081,311,269)	(19,385,255,307)	(19,385,255,307)
Reserve Class	(136,131,511)	(136,131,511)	(192,784,445)	(192,784,445)
Resource Class	(263,096,870)	(263,096,870)	(416,845,909)	(416,845,909)
Corporate Class	(5,192,149,747)	(5,192,149,747)	(21,380,519,385)	(21,380,519,385)
Net increase (decrease) in share activity	(2,859,349,812)	$(2,859,349,812)	6,861,485,191	$6,861,485,191

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 24% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

37                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	93,762,456,439	$93,762,456,439	54,569,434,166	$54,569,434,166
Private Investment Class	710,764,705	710,764,705	1,458,232,071	1,458,232,071
Personal Investment Class	38,924,434	38,924,434	71,882,635	71,882,635
Cash Management Class	422,434,849	422,434,849	2,062,748,073	2,062,748,073
Reserve Class	594,159,166	594,159,166	713,745,281	713,745,281
Resource Class	1,525,352,649	1,525,352,649	678,959,358	678,959,358
Corporate Class	2,236,255,213	2,236,255,213	3,670,809,701	3,670,809,701

Issued as reinvestment of dividends:
Institutional Class	4,862,405	4,862,405	1,972,829	1,972,829
Private Investment Class	98,906	98,906	116,496	116,496
Personal Investment Class	3,711	3,711	—	—
Cash Management Class	112,181	112,181	59,978	59,978
Reserve Class	192,197	192,197	149,381	149,381
Resource Class	176,761	176,761	16,833	16,833
Corporate Class	405,059	405,059	458,600	458,600

Reacquired:
Institutional Class	(82,316,893,656)	(82,316,893,656)	(48,074,652,770)	(48,074,652,770)
Private Investment Class	(615,611,634)	(615,611,634)	(1,540,033,287)	(1,540,033,287)
Personal Investment Class	(29,349,467)	(29,349,467)	(101,542,126)	(101,542,126)
Cash Management Class	(431,951,883)	(431,951,883)	(2,135,548,904)	(2,135,548,904)
Reserve Class	(516,753,442)	(516,753,442)	(705,534,953)	(705,534,953)
Resource Class	(1,253,290,436)	(1,253,290,436)	(681,193,977)	(681,193,977)
Corporate Class	(2,233,415,104)	(2,233,415,104)	(3,986,002,279)	(3,986,002,279)
Net increase in share activity	11,898,933,053	$11,898,933,053	6,004,077,106	$6,004,077,106

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 29% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

38                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

Treasury Obligations Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,562,141,539	$1,562,141,539	475,968,821	$475,968,821
Private Investment Class	1,583,283	1,583,283	9,868,856	9,868,856
Personal Investment Class	1,567,680	1,567,680	11,195,355	11,195,355
Cash Management Class	—	—	37,314,802	37,314,802
Reserve Class	102,470,204	102,470,204	142,035,205	142,035,205
Resource Class	118	118	196	196
Corporate Class	659,929	659,929	14,372,709	14,372,709

Issued as reinvestment of dividends:
Institutional Class	20,345	20,345	43,479	43,479
Private Investment Class	1,337	1,337	2,495	2,495
Cash Management Class	3,678	3,678	42,181	42,181
Reserve Class	30,715	30,715	48,377	48,377
Resource Class	—	—	2,027	2,027
Corporate Class	272	272	3,097	3,097

Reacquired:
Institutional Class	(396,530,564)	(396,530,564)	(460,430,932)	(460,430,932)
Private Investment Class	(6,496,263)	(6,496,263)	(9,693,605)	(9,693,605)
Personal Investment Class	(4,130,480)	(4,130,480)	(10,542,968)	(10,542,968)
Cash Management Class	(29,772,973)	(29,772,973)	(50,990,557)	(50,990,557)
Reserve Class	(61,768,961)	(61,768,961)	(111,325,505)	(111,325,505)
Resource Class	—	—	(2,180,158)	(2,180,158)
Corporate Class	(3,593,973)	(3,593,973)	(39,442,015)	(39,442,015)
Net increase in share activity	1,166,185,886	$1,166,185,886	6,291,860	$6,291,860

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 10% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 87% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

39                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	147,610,254	$147,610,254	1,024,153,591	$1,024,153,591
Private Investment Class	16,047,764	16,047,764	41,102,729	41,102,729
Personal Investment Class	2,004,667	2,004,667	2,880,498	2,880,498
Cash Management Class	34,034,380	34,034,380	51,239,007	51,239,007
Reserve Class	31,658,070	31,658,070	53,662,145	53,662,145
Resource Class	34,216	34,216	80,556	80,556
Corporate Class	32,101	32,101	1,175,406	1,175,406

Issued as reinvestment of dividends:
Institutional Class	92,655	92,655	70,780	70,780
Private Investment Class	27,549	27,549	15,014	15,014
Personal Investment Class	2,395	2,395	11	11
Cash Management Class	57,862	57,862	13,782	13,782
Reserve Class	31,962	31,962	14,449	14,449
Resource Class	3,816	3,816	1,634	1,634
Corporate Class	73	73	1,040	1,040

Reacquired:
Institutional Class	(502,445,328)	(502,445,328)	(1,029,467,949)	(1,029,467,949)
Private Investment Class	(20,962,837)	(20,962,837)	(47,119,202)	(47,119,202)
Personal Investment Class	(2,401,376)	(2,401,376)	(4,107,324)	(4,107,324)
Cash Management Class	(29,070,563)	(29,070,563)	(71,598,855)	(71,598,855)
Reserve Class	(31,714,458)	(31,714,458)	(53,916,442)	(53,916,442)
Resource Class	(418,485)	(418,485)	(2,197,792)	(2,197,792)
Corporate Class	(32,104)	(32,104)	(27,621,656)	(27,621,656)
Net increase (decrease) in share activity	(355,407,387)	$(355,407,387)	(61,618,578)	$(61,618,578)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 87% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

40                         Short-Term  Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Institutional Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/28/17	$1.00	$0.0021	$0.0015	$0.0036	$(0.0028)	$(0.0005)	$(0.0033)	$1.0003	0.33%	$291,537	0.18	%(c)	0.23	%(c)	0.43	%(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.33	10,421,616	0.15		0.18		0.34
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	15,974,126	0.14		0.17		0.08
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	18,614,857	0.14		0.17		0.07
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.12	18,681,986	0.14		0.17		0.12
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.15	16,051,708	0.14		0.18		0.15
STIC Prime Portfolio
Six months ended 02/28/17	1.00	0.0022	0.0002	0.0024	(0.0024)	—	(0.0024)	1.0000	0.24	321,020	0.18	(c)	0.26	(c)	0.44	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.26	1,607,867	0.14		0.20		0.26
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	1,764,662	0.07		0.19		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	1,913,414	0.06		0.19		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	2,012,517	0.10		0.19		0.09
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	2,337,469	0.12		0.20		0.08
Treasury Portfolio
Six months ended 02/28/17	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.15	17,308,731	0.18	(c)	0.20	(c)	0.30	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.16	19,868,465	0.14		0.18		0.17
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	7,850,084	0.06		0.17		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	7,480,210	0.04		0.17		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	7,421,436	0.09		0.18		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	7,014,482	0.08		0.18		0.02
Government & Agency Portfolio
Six months ended 02/28/17	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.18	22,167,128	0.15	(c)	0.15	(c)	0.36	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.19	10,716,760	0.14		0.15		0.19
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	4,219,860	0.08		0.13		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	3,328,391	0.06		0.13		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,439,499	0.11		0.14		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	3,772,429	0.10		0.13		0.03
Treasury Obligations Portfolio
Six months ended 02/28/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.11	1,286,771	0.17	(c)	0.22	(c)	0.26	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.13	121,149	0.12		0.36		0.13
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	105,550	0.00		0.33		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	127,700	0.02		0.29		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	744,577	0.06		0.20		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	431,857	0.07		0.22		0.02
Tax-Free Cash Reserve Portfolio
Six months ended 02/28/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.25	96,027	0.21	(c)	0.37	(c)	0.49	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.10	450,792	0.10		0.31		0.12
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	456,027	0.03		0.31		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	524,034	0.04		0.30		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	516,166	0.10		0.30		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	495,297	0.13		0.30		0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,542,401, $603,673, $19,834,503, $20,743,230, $946,191 and $128,952 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

41                         Short-Term  Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class	Beginning Account Value (09/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/17)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/17)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,003.30	$0.89	$1,023.90	$0.90	0.18%
STIC Prime Portfolio	1,000.00	1,002.40	0.89	1,023.90	0.90	0.18
Treasury Portfolio	1,000.00	1,001.50	0.89	1,023.90	0.90	0.18
Government & Agency Portfolio	1,000.00	1,001.80	0.74	1,024.05	0.75	0.15
Treasury Obligations Portfolio	1,000.00	1,001.10	0.84	1,023.95	0.85	0.17
Tax-Free Cash Reserve Portfolio	1,000.00	1,002.50	1.04	1,023.75	1.05	0.21

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2016, through February 28, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

42                         Short-Term  Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-1	04182017	1017

Semiannual Report to Shareholders	February 28, 2017
Corporate Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Treasury Obligations Portfolio
Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
24	Financial Statements
29	Notes to Financial Statements
41	Financial Highlights
42	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2017, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Corporate Class data as of 2/28/17
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets[1]	3 - 32 days	21 days	39 days	$9.3 million
STIC Prime[1]	3 - 19 days	11 days	11 days	20.0 thousand
Treasury[2]	37 - 54 days	44 days	104 days	918.1 million
Government & Agency[2]	32 - 50 days	37 days	111 days	319.7 million
Treasury Obligations[2]	15 - 58 days	49 days	100 days	10.0 thousand
Tax-Free Cash Reserve[3]	10 - 19 days	11 days	15 days	32.1 thousand

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Money market investors cheered when the US Federal Reserve (the Fed) unanimously raised its federal funds target rate in December 2016 – just the second increase since 2006. The Fed raised this key rate from a range of 0.25% to 0.50% to a range of 0.50% to 0.75%.[1]

    The Fed’s decision was based on evidence of a strengthening US economy – specifically, a stronger labor market and inflation moving closer to the Fed’s target levels. Fed-watchers suggested that a strengthening US economy, as well as the proposed spending, tax and regulatory policies of the Trump administration, could cause the Fed to accelerate future interest rate hikes. Raising rates sooner rather than later would provide the Fed with greater dexterity to respond to higher-than-projected economic growth in the future.

    At the close of the reporting period, most major global economies continued to maintain interest rates at, near or below zero in an effort to fuel inflation and spur economic growth. Many major central banks, including the European Central Bank, the Bank of England and the Bank of Japan, all cut rates during 2016.

    During the reporting period, the US money market fund industry fully implemented reform measures in October that had been announced by the US Securities and Exchange Commission in 2014. Invesco is pleased to report that we successfully implemented required money market reform policies on October 12, 2016.

    For Invesco’s money market fund professionals, safety is of paramount importance in the investment process. Their conservative investment philosophy has always focused on providing principal preservation, liquidity, and return – in that order – to our money market fund investors. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1 Source: US	Federal Reserve

3	Short-Term Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–36.86%(a)
Asset-Backed Securities — Fully Supported–6.53%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	0.90%	03/06/2017	$6,000	$5,999,289
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.15%	04/07/2017	5,000	4,995,661
Kells Funding LLC (CEP–FMS Wertmanagement)(c)	1.00%	05/26/2017	5,000	4,987,917
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.43%	07/05/2017	5,000	4,979,186
				20,962,053

Asset-Backed Securities — Fully Supported Bank–16.52%
Anglesea Funding LLC (Multi–CEP’s)(b)(c)	0.93%	04/10/2017	5,000	4,995,239
Anglesea Funding LLC (Multi–CEP’s)(b)(c)	1.10%	04/03/2017	5,000	4,996,203
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(c)	1.10%	04/07/2017	5,000	4,995,662
Cedar Springs Capital Co. LLC (CEP–UBS AG)(b)(c)	0.82%	03/01/2017	4,578	4,577,886
Ebury Finance LLC (Multi–CEP’s)(b)(c)	0.70%	03/01/2017	7,500	7,499,856
Institutional Secured Funding Ltd. (Multi–CEP’s)(b)(c)	0.90%	03/06/2017	5,000	4,999,407
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.94%	03/03/2017	5,000	4,999,709
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(b)(c)	0.95%	03/09/2017	7,000	6,998,597
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.80%	03/14/2017	5,000	4,998,559
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.80%	03/28/2017	4,000	3,997,548
				53,058,666

Asset-Backed Securities — Multi-Purpose–1.55%
Versailles Commercial Paper LLC(b)	1.08%	05/16/2017	5,000	4,986,846

Diversified Banks–9.49%
Bank of Nova Scotia(b)(c)	1.08%	04/13/2017	3,000	2,997,261
BPCE S.A.(b)(c)	1.21%	05/09/2017	6,000	5,990,224
Erste Abwicklungsanstalt(b)(c)(d)	1.13%	03/21/2017	5,000	5,001,255
Mizuho Bank, Ltd.(c)	1.08%	04/13/2017	5,000	4,995,465
National Bank of Abu Dhabi PJSC(b)(c)	0.76%	03/07/2017	7,500	7,499,074
NRW Bank(b)(c)	1.05%	04/18/2017	4,000	3,995,949
				30,479,228

Other Diversified Financial Services–0.93%
ABN AMRO Funding USA LLC(b)(c)	1.07%	06/07/2017	3,000	2,990,480

Regional Banks–1.09%
ASB Finance Ltd.(b)(c)	1.00%	06/01/2017	3,500	3,491,881

Specialized Finance–0.75%
CDP Financial Inc.(c)	0.96%	04/05/2017	2,400	2,398,404
Total Commercial Paper (Cost $118,350,414)				118,367,558

Variable Rate Demand Notes–24.06%(e)
Credit Enhanced–24.06%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	0.67%	08/01/2035	2,212	2,212,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.75%	07/01/2038	4,445	4,445,000
Columbus (City of), Ohio Regional Airport Authority (FlightSafety International Inc.); Series 2015 A, VRD RB (CEP–Berkshire Hathaway Inc.)	0.68%	04/01/2035	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term  Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.66%	07/01/2021	$881	$881,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(f)	0.74%	08/01/2030	4,700	4,700,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(c)(f)	0.70%	06/01/2035	3,590	3,590,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.74%	04/01/2047	9,600	9,599,999
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.66%	04/15/2030	140	140,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.77%	03/01/2039	10,055	10,055,000
Memphis (City of), Tennessee Health, Educational and Housing Facility Board (Ashland Lakes Apartments); Series 2006 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.71%	08/01/2041	9,000	9,000,000
Minnetonka (City of), Minnesota (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.73%	11/15/2031	2,285	2,285,000
New York (State of) Housing Finance Agency (605 West 42nd Street Housing);
Series 2014 A, VRD RB (LOC–Bank of China Ltd.)(f)	0.76%	05/01/2048	7,100	7,100,000
Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.10%	05/01/2048	1,200	1,200,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.19%	11/01/2049	4,000	4,000,000
Pinellas (County of), Florida Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(f)	0.65%	11/01/2038	5,945	5,945,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.90%	07/01/2040	1,820	1,820,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.66%	10/01/2019	310	310,000
Total Variable Rate Demand Notes (Cost $77,282,999)				77,282,999

Certificates of Deposit–13.96%
Canadian Imperial Bank of Commerce(c)(d)	1.23%	07/21/2017	4,000	4,002,975
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)(d)	1.46%	10/25/2017	8,000	8,018,158
Mitsubishi UFJ Trust & Banking Corp.(c)	1.10%	04/13/2017	5,000	5,001,933
Nordea Bank AB(c)	0.56%	03/01/2017	11,811	11,811,488
Norinchukin Bank (The)(b)(c)	1.03%	05/16/2017	7,000	7,001,291
Wells Fargo Bank, N.A.(d)	1.32%	01/19/2018	5,000	5,005,580
Westpac Banking Corp.(c)(d)	1.28%	01/05/2018	4,000	4,003,424
Total Certificates of Deposit (Cost $44,811,632)				44,844,849

Notes–3.74%
Bank of Nova Scotia, Sr. Unsec. Global Floating Rate Notes(c)(d)	1.32%	04/11/2017	7,000	7,003,437
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), Sr. Unsec. Notes(b)(c)	1.20%	03/10/2017	5,000	5,000,621
Total Notes (Cost $12,003,989)				12,004,058
TOTAL INVESTMENTS (excluding Repurchase Agreements)–78.62% (Cost $252,449,034)				252,499,464

			Repurchase Amount

Repurchase Agreements–21.49%(g)
BMO Capital Markets Corp., agreement dated 02/28/2017, maturing value of $5,000,106 (collateralized by domestic and foreign corporate obligations valued at $5,250,000; 0%-5.50%, 03/13/2017-09/15/2040)(c)	0.76%	03/01/2017	5,000,106	5,000,000
Citigroup Global Markets Inc., open agreement dated 01/25/2017 (collateralized by foreign corporate obligations valued at $4,590,001; 0%-5.63%, 08/09/2017-02/21/2047)(h)	1.55%	—	—	4,500,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/22/2017, maturing value of $16,002,427 (collateralized by a domestic agency mortgage-backed security valued at $16,800,886; 0.80%, 05/25/2047)(c)(i)	0.78%	03/01/2017	16,002,427	16,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term  Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, agreement dated 02/28/2017, maturing value of $16,000,396 (collateralized by a domestic corporate obligation and a foreign corporate obligation valued at $17,011,891; 4.88%-6.50%, 04/30/2020-12/15/2043)(c)	0.89%	03/01/2017	$16,000,396	$16,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/02/2017, maturing value of $7,500,000 (collateralized by a domestic corporate obligation valued at $7,875,001; 0%, 03/01/2017)	1.58%	05/03/2017	7,500,000	7,500,000
RBC Capital Markets LLC, term agreement dated 02/22/2017, maturing value of $15,000,000 (collateralized by municipal obligations valued at $15,750,000; 0%-5.25%, 05/01/2022-05/15/2115)(c)(i)	0.99%	04/21/2017	15,000,000	15,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2017, maturing value of $5,000,106 (collateralized by foreign corporate obligations valued at $5,100,000; 1.13%-2.75%, 04/12/2019-01/19/2027)	0.76%	03/01/2017	5,000,106	5,000,000
Total Repurchase Agreements (Cost $69,000,000)				69,000,000
TOTAL INVESTMENTS(j)(k)–100.11% (Cost $321,449,034)				321,499,464
OTHER ASSETS LESS LIABILITIES–(0.11)%				(345,134)
NET ASSETS–100.00%				$321,154,330

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FNMA	– Federal National Mortgage Association
GO	– General Obligation

LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding

Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $122,592,021, which represented 38.17% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 11.7%; Japan: 11.4%; Canada: 11.3%; France: 9.0%; Germany: 6.9%; Switzerland: 6.4%; other countries less than 5% each: 15.0%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	56.5%
8-30	8.1
31-60	14.4
61-90	9.5
91-180	6.2
181+	5.3

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–45.49%(a)
Asset-Backed Securities — Fully Supported–12.60%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	0.90%	03/06/2017	$18,000	$17,997,867
Kells Funding LLC (CEP–FMS Wertmanagement)(c)	0.90%	03/17/2017	8,000	7,997,273
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	0.90%	03/01/2017	15,000	14,999,712
				40,994,852

Asset-Backed Securities — Fully Supported Bank–17.44%
Albion Capital LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b) (c)	0.90%	04/20/2017	6,000	5,993,880
Anglesea Funding LLC (Multi–CEP’s)(b)(c)	0.98%	03/03/2017	15,000	14,999,169
Institutional Secured Funding Ltd. (Multi–CEP’s)(b)(c)	0.90%	03/06/2017	10,000	9,998,815
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.94%	03/03/2017	15,000	14,999,126
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC) (b)(c)	0.80%	03/14/2017	5,000	4,998,559
Working Capital Management Co., L.P. (CEP–Mizuho Corporate Bank, Ltd.)(b)(c)	0.82%	03/23/2017	5,760	5,757,159
				56,746,708

Asset-Backed Securities — Multi-Purpose–8.10%
Chariot Funding LLC(b)	0.82%	03/06/2017	4,000	3,999,526
CRC Funding LLC(b)	0.87%	03/01/2017	5,357	5,356,897
Nieuw Amsterdam Receivables Corp.(b)(c)	0.84%	03/09/2017	10,000	9,998,258
Versailles Commercial Paper LLC(b)	0.90%	04/24/2017	7,000	6,987,937
				26,342,618

Diversified Banks–7.35%
DBS Bank Ltd.(b)(c)	0.86%	04/10/2017	10,000	9,991,994
J.P. Morgan Securities LLC	0.86%	03/03/2017	3,925	3,924,784
NRW Bank(b)(c)	0.81%	04/03/2017	10,000	9,993,039
				23,909,817
Total Commercial Paper (Cost $147,992,975)				147,993,995

Variable Rate Demand Notes–19.75%(d)
Credit Enhanced–19.75%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.85%	06/01/2029	4,235	4,235,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.81%	09/01/2019	4,500	4,500,000
Boulder (County of), Colorado (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.72%	02/01/2031	326	326,000
Capital Area Housing Finance Corp. (Cypress Creek at River Bend Apartments); Series 2006, VRD MFH RB (LOC–Citibank N.A.)(e)	0.72%	10/01/2039	8,290	8,290,000
Columbus (City of), Ohio Regional Airport Authority (FlightSafety International Inc.); Series 2015 A, VRD RB (CEP–Berkshire Hathaway Inc.)	0.68%	04/01/2035	3,930	3,930,000
Fulton (County of), Georgia Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.72%	01/01/2020	127	127,000
Jets Stadium Development, LLC; Series 2007 A-4, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(e)	0.74%	04/01/2047	5,000	5,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(e)	0.73%	05/01/2037	19,980	19,980,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(b)(e)	0.81%	01/01/2033	5,400	5,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term  Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Mobile (County of), Alabama Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(c)(e)	0.69%	07/01/2040	$5,666	$5,666,000
New York (State of) Housing Finance Agency (605 West 42nd Street Housing); Series 2014 A, VRD RB (LOC–Bank of China Ltd.)(e)	0.76%	05/01/2048	6,800	6,800,000
Total Variable Rate Demand Notes (Cost $64,254,000)				64,254,000

Certificates of Deposit–12.22%
Abbey National Treasury Services PLC(c)	0.67%	03/03/2017	10,000	9,999,962
DZ Bank AG Duetsche Zentral-Genossenschaftsbank(c)	1.03%	04/13/2017	2,000	2,000,395
Mitsubishi UFJ Trust and Banking Corp.(c)	1.25%	03/15/2017	8,200	8,201,848
Nordea Bank AB(c)	0.56%	03/01/2017	4,032	4,032,448
Norinchukin Bank (The)(c)	1.22%	03/27/2017	4,000	4,001,473
Toronto-Dominion Bank (The)(c)	0.93%	03/02/2017	5,000	5,000,088
Toronto-Dominion Bank (The)(c)	1.08%	03/17/2017	6,500	6,501,331
Total Certificates of Deposit (Cost $39,735,790)				39,737,545

U.S. Government Sponsored Agency Securities–7.76%
Overseas Private Investment Corp. (OPIC)–7.76%(d)
Unsec. Gtd. VRD COP	0.67%	09/15/2022	10,000	10,006,250
Unsec. Gtd. VRD COP	0.67%	09/20/2022	4,000	4,002,500
Unsec. Gtd. VRD COP	0.68%	05/15/2030	11,232	11,239,020
Total U.S. Government Sponsored Agency Securities (Cost $25,232,000)				25,247,770
TOTAL INVESTMENTS (excluding Repurchase Agreements)–85.22% (Cost $277,214,765)				277,233,310

			Repurchase Amount
Repurchase Agreements–14.75%(f)
Credit Suisse Securities (USA) LLC, term agreement dated 02/22/2017, maturing value of $19,002,882 (collateralized by a domestic agency mortgage-backed security valued at $19,951,479; 0.80%, 05/25/2047)(g)	0.78%	03/01/2017	19,002,882	19,000,000
ING Financial Markets, LLC, agreement dated 02/28/2017, maturing value of $10,000,247 (collateralized by a domestic agency mortgage-backed security and a domestic corporate obligation valued at $10,363,095; 0.88%-4.88%, 10/26/2017-12/15/2043)	0.89%	03/01/2017	10,000,247	10,000,000
RBC Capital Markets LLC, term agreement dated 02/22/2017, maturing value of $19,000,000 (collateralized by municipal obligations valued at $19,950,001; 0.66%-8.22%, 10/01/2021-05/15/2115)(g)	0.99%	04/21/2017	19,000,000	19,000,000
Total Repurchase Agreements (Cost $48,000,000)				48,000,000
TOTAL INVESTMENTS(h)(i)–99.97% (Cost $325,214,765)				325,233,310
OTHER ASSETS LESS LIABILITIES–0.03%				110,723
NET ASSETS–100.00%				$325,344,033

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
RN	– Revenue Notes
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term  Investments Trust

STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $146,471,938, which represented 45.02% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 13.8%; Japan: 13.5%; France: 10.1%; Canada: 9.4%; Germany: 6.2%; Switzerland: 5.8%; other countries less than 5% each: 10.7%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Sumitomo Mitisui Banking Corp.	6.2%
PNC Bank, N.A.	6.1
Societe Generale S.A.	5.5

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	71.2%
8-30	18.0
31-60	10.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Treasury Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–48.14%
U.S. Treasury Bills–26.97%(a)
U.S. Treasury Bills	0.50%	04/13/2017	$300,000	$299,822,625
U.S. Treasury Bills	0.59%	04/27/2017	124,000	123,887,010
U.S. Treasury Bills	0.62%	05/18/2017	400,000	399,475,456
U.S. Treasury Bills	0.61%	05/25/2017	300,000	299,578,541
U.S. Treasury Bills	0.63%	05/25/2017	400,000	399,416,452
U.S. Treasury Bills	0.64%	06/08/2017	116,510	116,313,640
U.S. Treasury Bills	0.66%	06/15/2017	400,000	399,239,966
U.S. Treasury Bills	0.64%	06/22/2017	400,000	399,208,372
U.S. Treasury Bills	0.65%	06/22/2017	500,000	498,991,633
U.S. Treasury Bills	0.66%	06/29/2017	100,000	99,785,000
U.S. Treasury Bills	0.67%	06/29/2017	34,720	34,643,616
U.S. Treasury Bills	0.65%	07/06/2017	298,000	297,331,604
U.S. Treasury Bills	0.66%	07/06/2017	147,000	146,664,736
U.S. Treasury Bills	0.61%	07/13/2017	295,000	294,340,068
U.S. Treasury Bills	0.62%	07/13/2017	50,000	49,887,403
U.S. Treasury Bills	0.61%	07/20/2017	115,000	114,729,750
U.S. Treasury Bills	0.63%	08/03/2017	250,000	249,332,101
U.S. Treasury Bills	0.65%	08/10/2017	300,000	299,142,751
U.S. Treasury Bills	0.65%	08/17/2017	550,000	548,355,067
U.S. Treasury Bills	0.68%	08/31/2017	300,000	298,983,834
				5,369,129,625

U.S. Treasury Notes–21.17%
U.S. Treasury Floating Rate Notes(b)	0.68%	10/31/2017	706,250	706,137,691
U.S. Treasury Floating Rate Notes(b)	0.79%	01/31/2018	300,000	300,104,296
U.S. Treasury Floating Rate Notes(b)	0.71%	04/30/2018	664,000	664,063,866
U.S. Treasury Floating Rate Notes(b)	0.69%	07/31/2018	429,240	429,238,590
U.S. Treasury Floating Rate Notes(b)	0.69%	10/31/2018	695,000	694,867,073
U.S. Treasury Notes	0.50%	04/30/2017	176,000	175,995,050
U.S. Treasury Notes	0.88%	04/30/2017	150,000	150,088,871
U.S. Treasury Notes	2.75%	05/31/2017	200,000	201,090,104
U.S. Treasury Notes	0.63%	06/30/2017	200,000	199,977,705
U.S. Treasury Notes	2.50%	06/30/2017	200,000	201,251,101
U.S. Treasury Notes	0.63%	09/30/2017	200,000	199,848,721
U.S. Treasury Notes	1.88%	09/30/2017	291,110	292,998,928
				4,215,661,996
Total U.S. Treasury Securities (Cost $9,584,791,621)				9,584,791,621
TOTAL INVESTMENTS (excluding Repurchase Agreements)–48.14% (Cost $9,584,791,621)				9,584,791,621

			Repurchase Amount
Repurchase Agreements–53.35%(c)
ABN AMRO Bank N.V., agreement dated 02/28/2017, maturing value of $600,008,833 (collateralized by U.S. Treasury obligations valued at $612,000,178; 0.50%-3.13%, 03/31/2017-05/15/2026)	0.53%	03/01/2017	600,008,833	600,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term  Investments Trust

Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
ABN AMRO Bank N.V., term agreement dated 01/10/2017, maturing value of $250,229,444 (collateralized by U.S. Treasury obligations valued at $255,000,408; 0.13%-2.63%, 08/31/2018-05/15/2026)	0.56%	03/10/2017	$250,229,444	$250,000,000
Bank of Montreal, joint term agreement dated 02/10/2017, aggregate maturing value of $300,265,500 (collateralized by U.S. Treasury obligations valued at $306,000,037; 0.75%-4.25%, 01/31/2018-05/15/2044)(d)	0.54%	04/10/2017	150,132,750	150,000,000
Bank of Montreal, joint term agreement dated 02/23/2017, aggregate maturing value of $635,834,496 (collateralized by U.S. Treasury obligations valued at $647,700,025; 0.63%-3.63%, 07/31/2017-08/15/2043)(d)	0.57%	05/17/2017	115,151,129	115,000,000
Bank of Montreal, term agreement dated 01/30/2017, maturing value of $500,688,750 (collateralized by U.S. Treasury obligations valued at $510,000,002; 0.75%-3.63%, 03/31/2017-08/15/2044)(d)	0.57%	04/27/2017	500,688,750	500,000,000
Bank of Montreal, term agreement dated 02/10/2017, maturing value of $150,077,292 (collateralized by U.S. Treasury obligations valued at $153,000,054; 1.38%-3.50%, 03/31/2017-11/15/2046)(d)	0.53%	03/17/2017	150,077,292	150,000,000
Bank of Montreal, term agreement dated 02/22/2017, maturing value of $200,233,333 (collateralized by U.S. Treasury obligations valued at $204,000,055; 1.25%-3.63%, 08/31/2017-04/15/2028)(d)	0.56%	05/08/2017	200,233,333	200,000,000
BNP Paribas Securities Corp., agreement dated 02/28/2017, maturing value of $600,009,167 (collateralized by U.S. Treasury obligations valued at $600,019,151; 0.13%, 04/15/2017)	0.55%	03/01/2017	600,009,167	600,000,000
CIBC World Markets Corp., joint agreement dated 02/28/2017, aggregate maturing value of $1,350,019,500 (collateralized by U.S. Treasury obligations valued at $1,383,331,253; 0.13%-8.75%, 03/15/2017-02/15/2047)	0.52%	03/01/2017	579,534,169	579,525,798
Citigroup Global Markets Inc., term agreement dated 02/23/2017, maturing value of $500,049,583 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%-7.63%, 03/31/2018-08/15/2036)(d)	0.51%	03/02/2017	500,049,583	500,000,000
Citigroup Global Markets Inc., agreement dated 02/28/2017, maturing value of $400,005,778 (collateralized by U.S. Treasury obligations valued at $408,000,001; 0.63%-7.63%, 05/31/2017-02/15/2025)	0.52%	03/01/2017	400,005,778	400,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 02/28/2017, maturing value of $200,002,889 (collateralized by a U.S. Treasury obligation valued at $204,000,005; 3.00%, 11/15/2044)	0.52%	03/01/2017	200,002,889	200,000,000
Credit Agricole Corp. & Investment Bank, term agreement dated 01/03/2017, maturing value of $200,186,833 (collateralized by U.S. Treasury obligations valued at $204,000,089; 0.63%-1.25%, 03/31/2021-01/15/2024)(d)	0.57%	03/03/2017	200,186,833	200,000,000
Credit Agricole Corp. & Investment Bank, term agreement dated 02/24/2017, maturing value of $250,025,278 (collateralized by U.S. Treasury obligations valued at $255,000,014; 1.50%-2.75%, 02/15/2019-02/15/2023)(d)	0.52%	03/03/2017	250,025,278	250,000,000
Federal Reserve Bank of New York, agreement dated 02/28/2017, maturing value of $400,005,556 (collateralized by a U.S. Treasury obligation valued at $400,005,625; 3.00%, 05/15/2042)	0.50%	03/01/2017	400,005,556	400,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/23/2017, maturing value of $450,044,625 (collateralized by U.S. Treasury obligations valued at $458,149,703; 3.75%, 11/15/2043)(d)	0.51%	03/02/2017	450,044,625	450,000,000
Metropolitan Life Insurance Co., term agreement dated 02/28/2017, maturing value of $350,038,556 (collateralized by U.S. Treasury obligations valued at $359,686,324; 0%-1.13%, 09/30/2021-11/15/2040)(d)	0.55%	03/07/2017	350,038,556	350,001,125
Prudential Insurance Co. of America, agreement dated 02/28/2017, maturing value of $287,754,066 (collateralized by U.S. Treasury obligations valued at $293,991,621; 0%-2.50%; 11/15/2027-02/15/2045)	0.54%	03/01/2017	287,754,066	287,749,750
Prudential Legacy Insurance Co. of America, agreement dated 02/28/2017, maturing value of $190,377,856 (collateralized by U.S. Treasury obligations valued at $194,102,100; 0%; 02/15/2022-08/15/2033)	0.54%	03/01/2017	190,377,856	190,375,000
RBC Capital Markets LLC, term agreement dated 01/17/2017, maturing value of $500,443,056 (collateralized by U.S. Treasury obligations valued at $510,000,026; 1.00%-7.13%, 08/15/2018-11/15/2025)(d)	0.55%	03/16/2017	500,443,056	500,000,000
RBC Capital Markets LLC, term agreement dated 02/16/2017, maturing value of $1,000,458,333 (collateralized by U.S. Treasury obligations valued at $1,016,577,459; 0%-9.00%, 03/30/2017-05/15/2046)(d)	0.55%	05/17/2017	1,000,458,333	1,000,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term  Investments Trust

Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Societe Generale, joint term agreement dated 02/09/2017, aggregate maturing value of $500,240,000 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0%-8.75%, 04/30/2017-05/15/2043)(d)	0.54%	03/13/2017	$435,208,800	$435,000,000
Sumitomo Mitsui Banking Corp., agreement dated 02/28/2017, maturing value of $1,000,014,722 (collateralized by U.S. Treasury obligations valued at $1,020,004,676; 1.13%-1.63%, 01/31/2021-05/31/2023)	0.53%	03/01/2017	1,000,014,722	1,000,000,000
TD Securities (USA) LLC, agreement dated 02/28/2017, maturing value of $300,004,333 (collateralized by U.S. Treasury obligations valued at $306,000,076; 0.50%-4.25%, 04/30/2017-02/15/2042)	0.52%	03/01/2017	300,004,333	300,000,000
Wells Fargo Bank, N.A., term agreement dated 11/16/2016, maturing value of $250,879,861 (collateralized by U.S. Treasury obligations valued at $255,000,189; 2.38%-2.63%, 07/15/2017-01/15/2025)	0.70%	05/16/2017	250,879,861	250,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2017, maturing value of $565,008,161 (collateralized by U.S. Treasury obligations valued at $576,300,061; 1.13%-3.63%, 02/28/2019-02/15/2045)	0.52%	03/01/2017	565,008,161	565,000,000
Wells Fargo Securities, LLC, term agreement dated 01/17/2017, maturing value of $200,273,889 (collateralized by U.S. Treasury obligations valued at $204,000,038; 3.00%-3.38%, 11/15/2041-02/15/2047)	0.58%	04/12/2017	200,273,889	200,000,000
Total Repurchase Agreements (Cost $10,622,651,673)				10,622,651,673
TOTAL INVESTMENTS(e)–101.49% (Cost $20,207,443,294)				20,207,443,294
OTHER ASSETS LESS LIABILITIES–(1.49)%				(296,145,850)
NET ASSETS–100.00%				$19,911,297,444

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	48.7%
8-30	1.2
31-60	3.1
61-90	8.4
91-180	20.9
181+	17.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–32.26%
Federal Farm Credit Bank (FFCB)–2.78%
Disc. Notes(a)	0.57%	03/20/2017	$19,000	$18,994,284
Disc. Notes(a)	0.56%	04/04/2017	50,000	49,973,556
Disc. Notes(a)	0.57%	04/18/2017	25,000	24,981,000
Unsec. Bonds(b)	0.78%	05/30/2017	45,000	44,998,717
Unsec. Bonds(b)	0.81%	06/20/2017	39,325	39,314,841
Unsec. Bonds(b)	0.81%	07/06/2017	70,000	69,993,789
Unsec. Bonds(b)	0.80%	07/14/2017	14,000	14,001,030
Unsec. Bonds(b)	0.92%	07/21/2017	45,000	44,999,973
Unsec. Bonds(b)	0.81%	07/25/2017	35,600	35,606,864
Unsec. Bonds(b)	0.76%	08/21/2017	22,000	21,994,177
Unsec. Bonds(b)	0.82%	08/29/2017	4,625	4,625,006
Unsec. Bonds(b)	0.82%	11/13/2017	8,000	7,994,599
Unsec. Bonds(b)	0.79%	12/27/2017	30,000	29,967,696
Unsec. Bonds(b)	0.80%	01/17/2018	10,000	9,995,120
Unsec. Bonds(b)	0.68%	01/22/2018	100,000	100,000,000
Unsec. Bonds(b)	0.85%	02/09/2018	25,000	25,000,000
Unsec. Bonds(b)	0.81%	02/26/2018	50,000	49,985,324
Unsec. Bonds(b)	0.90%	03/02/2018	40,000	40,065,673
Unsec. Bonds(b)	0.89%	03/21/2018	20,000	20,009,681
Unsec. Bonds(b)	1.04%	05/09/2018	9,500	9,520,924
				662,022,254

Federal Home Loan Bank (FHLB)–26.30%
Unsec. Bonds	0.88%	03/10/2017	13,155	13,156,137
Unsec. Bonds	0.55%	03/21/2017	52,630	52,630,977
Unsec. Bonds	0.60%	05/19/2017	62,000	62,000,000
Unsec. Bonds	0.60%	05/23/2017	73,000	72,999,112
Unsec. Bonds(b)	0.77%	08/18/2017	73,500	73,482,728
Unsec. Bonds(b)	0.96%	10/30/2017	199,700	199,689,898
Unsec. Bonds(b)	0.83%	11/15/2017	40,000	40,000,000
Unsec. Bonds(b)	0.83%	11/17/2017	25,000	25,000,000
Unsec. Bonds(b)	0.85%	02/16/2018	45,000	45,000,000
Unsec. Bonds(b)	0.78%	03/06/2018	225,000	225,000,000
Unsec. Bonds(b)	0.78%	03/09/2018	100,000	100,000,000
Unsec. Bonds(b)	0.79%	03/14/2018	300,000	300,000,000
Unsec. Bonds(b)	0.79%	03/15/2018	75,000	75,000,000
Unsec. Bonds(b)	0.79%	03/16/2018	350,000	350,000,000
Unsec. Bonds(b)	0.77%	03/19/2018	275,000	275,000,000
Unsec. Bonds(b)	0.81%	03/19/2018	145,000	145,000,000
Unsec. Bonds(b)	0.76%	04/12/2018	220,000	220,000,000
Unsec. Bonds(b)	0.76%	04/13/2018	225,000	224,999,315
Unsec. Bonds(b)	0.77%	04/20/2018	86,000	85,992,390
Unsec. Bonds(b)	0.77%	04/23/2018	140,000	139,991,832
Unsec. Bonds(b)	0.69%	05/08/2018	230,000	230,002,219
Unsec. Bonds(b)	0.67%	07/26/2018	100,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term  Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Bonds(b)	0.68%	08/01/2018	$200,000	$200,000,000
Unsec. Disc. Notes(a)	0.46%	03/29/2017	245,700	245,612,972
Unsec. Disc. Notes(a)	0.60%	05/05/2017	62,665	62,597,113
Unsec. Disc. Notes(a)	0.63%	05/24/2017	50,000	49,926,208
Unsec. Disc. Notes(a)	0.64%	05/24/2017	145,613	145,397,250
Unsec. Disc. Notes(a)	0.64%	05/26/2017	133,000	132,796,975
Unsec. Disc. Notes(a)	0.63%	05/31/2017	200,000	199,682,010
Unsec. Disc. Notes(a)	0.64%	07/05/2017	300,000	299,327,999
Unsec. Disc. Notes(a)	0.61%	07/12/2017	400,000	399,098,554
Unsec. Disc. Notes(a)	0.67%	08/09/2017	86,324	86,067,270
Unsec. Disc. Notes(a)	0.67%	08/16/2017	48,000	47,849,920
Unsec. Disc. Notes(a)	0.67%	08/18/2017	30,000	29,905,083
Unsec. Disc. Notes(a)	0.69%	08/23/2017	37,852	37,725,038
Unsec. Disc. Notes(a)	0.69%	08/25/2017	50,000	49,831,850
Unsec. Global Bonds(b)	0.80%	04/21/2017	10,000	9,999,371
Unsec. Global Bonds	1.00%	06/21/2017	30,380	30,415,400
Unsec. Global Bonds(b)	0.78%	08/15/2017	50,000	50,000,000
Unsec. Global Bonds(b)	0.83%	09/06/2017	25,000	25,000,147
Unsec. Global Bonds(b)	0.94%	11/15/2017	60,000	59,986,869
Unsec. Global Bonds(b)	0.85%	12/07/2017	22,000	21,998,481
Unsec. Global Bonds(b)	0.97%	01/08/2018	80,000	80,000,000
Unsec. Global Bonds(b)	0.69%	01/23/2018	237,000	237,000,000
Unsec. Global Bonds(b)	0.70%	01/23/2018	93,000	93,008,412
Unsec. Global Bonds(b)	0.89%	02/26/2018	185,000	185,000,000
Unsec. Global Bonds(b)	0.79%	04/06/2018	136,000	136,000,000
Unsec. Global Bonds(b)	0.69%	05/09/2018	100,000	100,000,000
Unsec. Global Bonds(b)	0.72%	07/12/2018	200,000	200,098,223
				6,269,269,753

Federal Home Loan Mortgage Corp. (FHLMC)–0.69%
Unsec. Global Notes(b)	0.79%	04/20/2017	30,000	29,999,371
Unsec. Global Notes(b)	0.82%	04/27/2017	14,000	13,998,795
Unsec. Global Notes(b)	0.91%	07/21/2017	20,000	19,999,200
Unsec. Global Notes(b)	0.98%	01/08/2018	100,000	100,000,000
				163,997,366

Federal National Mortgage Association (FNMA)–1.26%
Unsec. Global Notes	1.13%	04/27/2017	42,863	42,901,342
Unsec. Global Notes	5.00%	05/11/2017	60,000	60,513,120
Unsec. Global Notes(b)	0.79%	09/08/2017	35,000	34,982,216
Unsec. Global Notes(b)	0.79%	10/05/2017	112,815	112,785,166
Unsec. Notes(b)	0.78%	08/16/2017	50,000	49,995,354
				301,177,198

Overseas Private Investment Corp. (OPIC)–1.23%
Sec. Gtd. VRD COP Bonds(c)	0.69%	11/15/2028	100,000	100,000,000
Sr. Unsec. Gtd. VRD COP Bonds(c)	0.69%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.69%	09/15/2020	81,000	81,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.69%	07/15/2025	44,389	44,388,890
Unsec. Gtd. VRD COP Notes(c)	0.67%	07/09/2026	48,450	48,450,000
				293,838,890
Total U.S. Government Sponsored Agency Securities (Cost $7,690,305,461)				7,690,305,461

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term  Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–16.97%
U.S. Treasury Bills–16.76%(a)
U.S. Treasury Bills	0.58%	04/27/2017	$150,000	$149,864,625
U.S. Treasury Bills	0.62%	05/18/2017	200,000	199,737,184
U.S. Treasury Bills	0.61%	05/25/2017	300,000	299,577,833
U.S. Treasury Bills	0.63%	05/25/2017	350,000	349,491,299
U.S. Treasury Bills	0.62%	06/01/2017	700,000	698,908,777
U.S. Treasury Bills	0.65%	06/15/2017	300,000	299,438,642
U.S. Treasury Bills	0.66%	06/15/2017	200,000	199,619,945
U.S. Treasury Bills	0.64%	06/22/2017	200,000	199,604,186
U.S. Treasury Bills	0.66%	06/29/2017	100,000	99,784,917
U.S. Treasury Bills	0.65%	07/06/2017	370,000	369,170,064
U.S. Treasury Bills	0.66%	07/06/2017	130,000	129,703,508
U.S. Treasury Bills	0.61%	07/13/2017	200,000	199,552,588
U.S. Treasury Bills	0.62%	07/13/2017	50,000	49,887,403
U.S. Treasury Bills	0.65%	08/10/2017	300,000	299,141,400
U.S. Treasury Bills	0.65%	08/17/2017	300,000	299,104,300
U.S. Treasury Bills	0.68%	08/24/2017	155,000	154,492,289
				3,997,078,960

U.S. Treasury Notes–0.21%
U.S. Treasury Floating Rate Notes(b)	0.68%	10/31/2017	50,000	49,990,890
Total U.S. Treasury Securities (Cost $4,047,069,850)				4,047,069,850
TOTAL INVESTMENTS (excluding Repurchase Agreements) –49.23% (Cost $11,737,375,311)				11,737,375,311

			Repurchase Amount
Repurchase Agreements–50.77%(d)
Bank of Montreal, agreement dated 02/28/2017, maturing value of $300,004,417 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 2.00%-5.50%; 09/01/2025-01/20/2047)	0.53%	03/01/2017	300,004,417	300,000,000
Bank of Montreal, joint term agreement dated 02/10/2017, aggregate maturing value of $300,265,500 (collateralized by U.S. Treasury obligations valued at $306,000,037; 0.75%-4.25%, 01/31/2018-05/15/2044)(e)	0.54%	04/10/2017	100,088,500	100,000,000
Bank of Montreal, joint term agreement dated 02/23/2017, aggregate maturing value of $635,834,496 (collateralized by U.S. Treasury obligations valued at $647,700,025; 0.63%-3.63%, 07/31/2017-08/15/2043)(e)	0.57%	05/17/2017	390,512,525	390,000,000
Bank of Nova Scotia (The), agreement dated 02/28/2017, maturing value of $1,000,014,444 (collateralized by U.S. Treasury obligations valued at $1,020,000,038; 0.13%-3.63%; 10/31/2018-05/15/2046)	0.52%	03/01/2017	1,000,014,444	1,000,000,000
Bank of Nova Scotia (The), agreement dated 02/28/2017, maturing value of $200,002,944 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $204,000,053; 2.55%-4.00%; 11/15/2023-09/01/2046)	0.53%	03/01/2017	200,002,944	200,000,000
BNP Paribas Securities Corp., agreement dated 02/28/2017, maturing value of $885,013,521 (collateralized by a U.S. Treasury obligation valued at $900,781,027; 0.13%; 07/15/2022)	0.55%	03/01/2017	885,013,521	885,000,000
CIBC World Markets Corp., joint agreement dated 02/28/2017, aggregate maturing value of $1,350,019,500 (collateralized by U.S. Treasury obligations valued at $1,383,331,253; 0.13%-8.75%, 03/15/2017-02/15/2047)	0.52%	03/01/2017	329,615,714	329,610,953
Citigroup Global Markets Inc., agreement dated 02/28/2017, maturing value of $250,003,681 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $255,000,090; 0%-7.63%; 03/06/2017-09/15/2065)	0.53%	03/01/2017	250,003,681	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term  Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corp. & Investment Bank, joint agreement dated 02/28/2017, aggregate maturing value of $700,010,306 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $714,000,000; 0%-4.00%, 04/24/2017-02/01/2047)	0.53%	03/01/2017	$400,005,889	$400,000,000
Federal Reserve Bank of New York, agreement dated 02/28/2017, maturing value of $600,008,333 (collateralized by a U.S. Treasury obligation valued at $600,008,387; 3.00%; 05/15/2042)	0.50%	03/01/2017	600,008,333	600,000,000
ING Financial Markets, LLC, term agreement dated 01/20/2017, maturing value of $45,062,525 (collateralized by domestic agency mortgage-backed securities valued at $45,901,215; 3.50%; 04/01/2042-01/01/2043)	0.61%	04/12/2017	45,062,525	45,000,000
ING Financial Markets, LLC, term agreement dated 01/31/2017 maturing value of $250,424,375 (collateralized by domestic agency mortgage-backed securities valued at $255,003,653; 3.00%-6.00%; 03/01/2026-07/01/2046)	0.63%	05/08/2017	250,424,375	250,000,000
ING Financial Markets, LLC, term agreement dated 02/28/2017, maturing value of $270,000,000 (collateralized by domestic agency mortgage-backed securities valued at $275,400,805; 2.03%-4.00%; 03/01/2026-11/01/2046)(b)	0.71%	06/05/2017	270,000,000	270,000,000
ING Financial Markets, LLC, term agreement dated 02/28/2017, maturing value of $220,000,000 (collateralized by domestic agency mortgage-backed securities valued at $224,400,000; 3.00%-5.50%; 10/01/2025-08/01/2048)(b)	0.80%	08/28/2017	220,000,000	220,000,000
J.P. Morgan Securities Inc., agreement dated 02/28/2017, maturing value of $250,003,611 (collateralized by a U.S. Treasury obligation valued at $255,001,384; 0.13%; 04/15/2021)	0.52%	03/01/2017	250,003,611	250,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 02/28/2017, maturing value of $100,001,472 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 2.50%-3.00%; 10/20/2045-09/20/2046)	0.53%	03/01/2017	100,001,472	100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/23/2017, maturing value of $325,032,229 (collateralized by a U.S. Treasury obligation valued at $330,679,999; 3.63%; 08/15/2043)(e)	0.51%	03/02/2017	325,032,229	325,000,000
Metropolitan Life Insurance Co., term agreement dated 02/28/2017, maturing value of $400,043,803 (collateralized by U.S. Treasury obligations valued at $408,333,658; 0%-0.75%; 02/28/2018-05/15/2044)(e)	0.55%	03/07/2017	400,043,803	400,001,025
Prudential Insurance Co. of America, agreement dated 02/28/2017, maturing value of $157,058,606 (collateralized by U.S. Treasury obligations valued at $160,609,750; 0%; 11/15/2026-08/15/2039)	0.54%	03/01/2017	157,058,606	157,056,250
Prudential Legacy Insurance Co. of America, agreement dated 02/28/2017, maturing value of $170,002,550 (collateralized by U.S. Treasury obligations valued at $173,400,150; 0.00%; 11/15/2028-08/15/2033)	0.54%	03/01/2017	170,002,550	170,000,000
RBC Capital Markets LLC, joint term agreement dated 02/15/2017, aggregate maturing value of $600,885,000 (collateralized by domestic agency mortgage-backed securities valued at $612,000,000; 0.87%-8.50%, 05/01/2017-02/20/2047)(e)	0.59%	05/16/2017	455,671,125	455,000,000
RBC Capital Markets LLC, joint term agreement dated 02/17/2017, aggregate maturing value of $500,221,667 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.50%-4.00%, 02/20/2030-03/01/2047)(b)(e)	0.57%	05/18/2017	395,175,117	395,000,000
RBC Capital Markets LLC, joint term agreement dated 02/21/2017, aggregate maturing value of $500,245,417 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.00%-7.50%, 04/01/2024-12/20/2064)(e)	0.57%	05/22/2017	410,201,242	410,000,000
RBC Capital Markets LLC, joint term agreement dated 02/28/2017, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,002; 0%-7.00%, 12/25/2017-02/01/2047)(b)(e)	0.66%	05/01/2017	590,000,000	590,000,000
RBC Capital Markets LLC, term agreement dated 01/20/2017, maturing value of $345,402,500 (collateralized by domestic agency mortgage-backed securities valued at $351,900,000; 1.80%-8.50%; 03/01/2019-02/20/2047)(e)	0.56%	04/05/2017	345,402,500	345,000,000
Societe Generale, joint agreement dated 02/28/2017, aggregate maturing value of $1,000,015,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,071; 0%-8.00%, 08/31/2017-11/20/2045)	0.54%	03/01/2017	650,009,750	650,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term  Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Societe Generale, joint term agreement dated 02/28/2017, aggregate maturing value of $600,061,833 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $612,000,076; 0%-6.50%, 04/27/2017-06/20/2046)(e)	0.53%	03/07/2017	$450,046,375	$450,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2017, aggregate maturing value of $2,000,030,000 (collateralized by domestic agency mortgage-backed securities valued at $2,040,000,646; 3.00%-3.50%, 10/20/2042-04/20/2046)	0.54%	03/01/2017	1,440,021,600	1,440,000,000
Wells Fargo Bank, N.A., term agreement dated 09/08/2016, maturing value of $135,411,750 (collateralized by U.S. Treasury obligations valued at $137,700,000; 0%; 08/15/2021-08/15/2030)	0.60%	03/10/2017	135,411,750	135,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2017, maturing value of $550,008,250 (collateralized by domestic agency mortgage-backed securities valued at $561,000,001; 1.78%-6.50%; 03/01/2018-03/01/2047)	0.54%	03/01/2017	550,008,250	550,000,000
Wells Fargo Securities, LLC, term agreement dated 12/05/2016, maturing value of $44,062,382 (collateralized by domestic agency mortgage-backed securities valued at $44,880,000; 0%-2.11%; 06/25/2021-01/25/2046)	0.58%	03/03/2017	44,062,382	44,000,000
Total Repurchase Agreements (Cost $12,105,668,228)				12,105,668,228
TOTAL INVESTMENTS(f)–100.00% (Cost $23,843,043,539)				23,843,043,539
OTHER ASSETS LESS LIABILITIES–0.00%				(915,233)
NET ASSETS–100.00%				$23,842,128,306

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	48.1%
8-30	2.0
31-60	1.5
61-90	7.1
91-180	20.6
181+	20.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Treasury Obligations Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–116.11%
U.S. Treasury Bills–104.69%(a)
U.S. Treasury Bills	0.41%	03/02/2017	$105,400	$105,398,827
U.S. Treasury Bills	0.42%	03/02/2017	65,000	64,999,251
U.S. Treasury Bills	0.49%	03/02/2017	100,000	99,998,667
U.S. Treasury Bills	0.50%	03/02/2017	97,500	97,498,673
U.S. Treasury Bills	0.46%	03/09/2017	200,000	199,982,461
U.S. Treasury Bills	0.48%	03/09/2017	8,300	8,299,123
U.S. Treasury Bills	0.54%	03/09/2017	9,000	8,998,940
U.S. Treasury Bills	0.50%	03/15/2017	50,000	49,990,356
U.S. Treasury Bills	0.50%	03/16/2017	1,400	1,399,714
U.S. Treasury Bills	0.52%	03/16/2017	75,000	74,984,062
U.S. Treasury Bills	0.45%	03/23/2017	50,000	49,986,403
U.S. Treasury Bills	0.56%	03/30/2017	40,000	39,982,117
U.S. Treasury Bills	0.50%	04/13/2017	11,000	10,993,496
U.S. Treasury Bills	0.51%	04/20/2017	7,800	7,794,583
U.S. Treasury Bills	0.52%	04/20/2017	21,000	20,985,096
U.S. Treasury Bills	0.52%	05/04/2017	50,000	49,954,178
U.S. Treasury Bills	0.60%	05/04/2017	15,000	14,984,333
U.S. Treasury Bills	0.53%	05/11/2017	2,300	2,297,614
U.S. Treasury Bills	0.54%	05/18/2017	30,000	29,965,225
U.S. Treasury Bills	0.60%	05/18/2017	20,000	19,974,412
U.S. Treasury Bills	0.62%	05/18/2017	15,000	14,980,289
U.S. Treasury Bills	0.63%	05/25/2017	15,000	14,978,219
U.S. Treasury Bills	0.64%	05/25/2017	500	499,262
U.S. Treasury Bills	0.60%	06/01/2017	10,000	9,984,897
U.S. Treasury Bills	0.56%	06/08/2017	6,200	6,190,622
U.S. Treasury Bills	0.62%	06/08/2017	5,100	5,091,480
U.S. Treasury Bills	0.63%	06/08/2017	17,000	16,971,052
U.S. Treasury Bills	0.64%	06/08/2017	10,000	9,982,785
U.S. Treasury Bills	0.63%	06/15/2017	13,000	12,976,229
U.S. Treasury Bills	0.65%	06/15/2017	2,900	2,894,578
U.S. Treasury Bills	0.66%	06/15/2017	30,000	29,942,937
U.S. Treasury Bills	0.64%	06/22/2017	5,500	5,489,115
U.S. Treasury Bills	0.65%	06/22/2017	85,000	84,828,578
U.S. Treasury Bills	0.66%	06/29/2017	50,000	49,892,333
U.S. Treasury Bills	0.62%	07/06/2017	47,000	46,898,693
U.S. Treasury Bills	0.65%	07/06/2017	2,000	1,995,516
U.S. Treasury Bills	0.66%	07/06/2017	3,000	2,993,158
U.S. Treasury Bills	0.60%	07/13/2017	500	498,904
U.S. Treasury Bills	0.62%	07/13/2017	15,000	14,966,221
U.S. Treasury Bills	0.61%	07/20/2017	35,000	34,917,750
U.S. Treasury Bills	0.61%	07/27/2017	7,900	7,880,432
U.S. Treasury Bills	0.63%	08/03/2017	20,000	19,946,568
U.S. Treasury Bills	0.65%	08/17/2017	19,700	19,641,050
U.S. Treasury Bills	0.66%	08/17/2017	2,900	2,891,205

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term  Investments Trust

Treasury Obligations Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills–(continued)
U.S. Treasury Bills	0.65%	08/24/2017	$800	$797,489
U.S. Treasury Bills	0.66%	08/24/2017	35,000	34,889,377
U.S. Treasury Bills	0.68%	08/31/2017	20,000	19,932,256
				1,431,418,526

U.S. Treasury Notes–11.42%
U.S. Treasury Floating Rate Notes(b)	0.71%	04/30/2018	55,000	55,051,631
U.S. Treasury Floating Rate Notes(b)	0.69%	07/31/2018	53,000	53,016,862
U.S. Treasury Floating Rate Notes(b)	0.69%	10/31/2018	35,000	35,001,664
U.S. Treasury Floating Rate Notes(b)	0.66%	01/31/2019	13,000	12,997,488
				156,067,645
TOTAL INVESTMENTS(c)–116.11% (Cost $1,587,486,171)				1,587,486,171
OTHER ASSETS LESS LIABILITIES–(16.11)%				(220,233,692)
NET ASSETS–100.00%				$1,367,252,479

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	10.8%
8-30	31.7
31-60	2.9
61-90	10.8
91-180	30.9
181+	12.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–96.14%
Alabama–3.08%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.69%	07/01/2040	$5,440	$5,440,000

Arizona–2.72%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.65%	01/01/2046	240	240,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.64%	06/15/2031	2,685	2,685,000
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.66%	04/15/2030	1,375	1,375,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.64%	06/15/2031	520	520,000
				4,820,000

California–6.59%
California (State of); Series 2004 A9, Ref. VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.60%	05/01/2034	4,385	4,385,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC–Citibank, N.A.)(a)(b)	0.62%	08/01/2042	2,700	2,700,000
Southern California Metropolitan Water District; Series 2009 A-2, Ref. Floating Rate RB(d)(e)	0.80%	07/10/2017	4,580	4,580,000
				11,665,000

Colorado–7.29%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	02/01/2031	1,063	1,063,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	07/01/2034	1,800	1,800,000
Colorado (State of) Educational Loan Program; Series 2017 B, TRAN	4.00%	06/29/2017	4,000	4,041,428
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.78%	03/01/2017	5,335	5,335,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.66%	07/01/2021	654	654,000
				12,893,428

Delaware–1.75%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.66%	09/01/2036	3,090	3,090,000

District of Columbia–2.38%
District of Columbia Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(f)	0.81%	01/01/2029	1,587	1,587,000
District of Columbia (American University); Series 2006 B, VRD Multimodal RB (LOC–Royal Bank of Canada)(a)(b)	0.64%	10/01/2036	2,625	2,625,000
				4,212,000

Florida–1.75%
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.71%	11/01/2036	1,725	1,725,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co.(The))(a)(b)	0.65%	11/01/2038	1,370	1,370,000
				3,095,000

Georgia–4.03%
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	01/01/2020	750	750,000
Georgia (State of); Series 2015 C, Ref. Unlimited Tax GO Bonds	5.00%	07/01/2017	1,325	1,343,623
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.60%	09/01/2035	3,630	3,630,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term  Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	09/01/2020	$1,400	$1,400,000
				7,123,623

Illinois–4.70%
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.65%	02/01/2042	2,000	2,000,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(f)	0.78%	10/01/2017	200	200,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris, N.A.)(a)(b)	0.70%	09/01/2024	400	400,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.62%	12/01/2046	5,435	5,435,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(f)	0.80%	06/01/2017	270	270,000
				8,305,000

Indiana–9.47%
Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.66%	08/01/2028	2,135	2,135,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	08/01/2037	1,928	1,928,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.70%	06/01/2035	3,553	3,553,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.64%	06/01/2040	3,915	3,915,000
Purdue University; Series 2011 A, VRD COP	0.63%	07/01/2035	4,682	4,681,500
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.66%	10/01/2019	530	530,000
				16,742,500

Massachusetts–0.95%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.64%	10/01/2038	1,685	1,685,000

Michigan–0.72%
Huron Valley School District; Series 2015, Ref. Unlimited Tax GO Bond	5.00%	05/01/2017	800	805,583
Oakland University Board of Trustees; Series 2008, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.64%	03/01/2031	474	474,000
				1,279,583

Minnesota–2.01%
Burnsville (City of) (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP–FNMA)(a)	0.72%	10/15/2033	1,175	1,175,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.67%	01/01/2025	270	270,000
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.73%	11/15/2031	468	468,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.64%	11/01/2035	1,500	1,500,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.64%	10/01/2033	150	150,000
				3,563,000

Mississippi–0.07%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	0.57%	12/01/2030	121	121,000

Missouri–1.22%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.65%	11/01/2037	1,195	1,195,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.72%	12/01/2019	960	960,000
				2,155,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term  Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–0.85%
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.64%	07/01/2038	$1,505	$1,505,000

New York–2.85%
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.65%	11/01/2036	5,050	5,050,000

North Carolina–3.55%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB (a)	0.64%	01/15/2037	4,140	4,140,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.65%	06/01/2017	300	300,000
Raleigh-Durham Airport Authority; Series 2008 C, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.63%	05/01/2036	1,845	1,845,000
				6,285,000

Ohio–3.52%
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.64%	05/01/2026	6,221	6,221,000

Pennsylvania–5.08%
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.64%	03/01/2030	2,795	2,795,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.66%	10/15/2025	3,405	3,405,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.65%	09/01/2028	761	761,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.64%	11/01/2029	1,325	1,325,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(b)	0.65%	07/01/2027	705	705,000
				8,991,000

South Carolina–3.26%
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.65%	11/01/2025	5,765	5,765,000

Texas–16.83%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.67%	08/01/2035	8,638	8,638,000
Houston (City of); Series G-2, GO Commercial Paper Notes	0.75%	03/14/2017	3,600	3,600,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.64%	01/01/2049	5,485	5,485,000
Port Arthur (Port of) Navigation District (Texaco Inc.); Series 1994, Ref. VRD PCR(a)	0.57%	10/01/2024	2,285	2,285,000
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.66%	04/01/2026	415	415,000
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.64%	11/15/2050	3,500	3,500,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.60%	08/01/2025	5,850	5,850,000
				29,773,000

Utah–5.18%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(b)(c)	0.62%	11/01/2024	5,250	5,250,000
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.72%	08/01/2028	260	260,000
Utah Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.69%	04/01/2042	2,900	2,900,000
Utah (State of); Series 2010 A, Unlimited Tax GO Bonds	4.00%	07/01/2017	750	757,948
				9,167,948

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term  Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–0.06%
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.69%	12/01/2019	$100	$100,000

West Virginia–1.64%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.68%	01/01/2034	2,900	2,900,000

Wisconsin–2.44%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.68%	10/01/2042	4,315	4,315,000

Wyoming–2.15%
Sublette (County of) (Exxonmobile); Series 2014, Ref. VRD PCR(a)	0.56%	10/01/2044	3,800	3,800,000
TOTAL INVESTMENTS(g)(h)–96.14% (Cost $170,063,082)				170,063,082
OTHER ASSETS LESS LIABILITIES–3.86%				6,820,128
NET ASSETS–100.00%				$176,883,210

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association

GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds

RB	– Revenue Bonds
Ref.	– Refunding
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 9.3%; other countries less than 5% each: 7.9%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $2,057,000, which represented 1.16% of the Fund’s Net Assets.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
Royal Bank of Canada	5.9%
Texas Permanent School Fund Guarantee Program	5.1

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	91.1%
8-30	2.1
31-60	—
61-90	0.5
91-180	6.3
181+	—

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term  Investments Trust

Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value	$252,499,464	$277,233,310	$9,584,791,621	$11,737,375,311	$1,587,486,171	$170,063,082
Repurchase agreements, at value	69,000,000	48,000,000	10,622,651,673	12,105,668,228	—	—
Total investments, at value	321,499,464	325,233,310	20,207,443,294	23,843,043,539	1,587,486,171	170,063,082
Cash	9,477	—	—	493,323	16,793	79,585
Receivable for:
Investments sold	45,917	140,000	12,811	—	—	6,720,156
Interest	125,896	180,573	9,770,994	8,055,096	88,712	145,384
Fund expenses absorbed	111,831	—	90,869	184,789	20,650	15,576
Investment for trustee deferred compensation and retirement plans	3,518,905	988,248	2,134,474	970,228	125,369	358,339
Other assets	148,820	184,007	149,652	255,053	41,505	50,244
Total assets	325,460,310	326,726,138	20,219,602,094	23,853,002,028	1,587,779,200	177,432,366

Liabilities:
Payable for:
Investments purchased	—	—	298,983,834	793,323	219,914,718	—
Dividends	176,268	196,906	6,112,066	8,448,521	376,402	56,862
Accrued fees to affiliates	5,015	9,073	520,963	347,905	64,421	47,854
Accrued trustees’ and officer’s fees and benefits	4,935	6,391	34,479	35,534	4,351	2,715
Accrued operating expenses	61,917	47,177	153,252	96,168	26,492	37,400
Trustee deferred compensation and retirement plans	4,057,845	1,122,558	2,500,056	1,152,271	140,337	404,325
Total liabilities	4,305,980	1,382,105	308,304,650	10,873,722	220,526,721	549,156
Net assets applicable to shares outstanding	$321,154,330	$325,344,033	$19,911,297,444	$23,842,128,306	$1,367,252,479	$176,883,210

Net assets consist of:
Shares of beneficial interest	$320,827,662	$324,450,566	$19,910,557,388	$23,841,988,693	$1,367,292,153	$177,041,699
Undistributed net investment income	2,544,735	873,178	(21,274)	90,340	(12,543)	(104,955)
Undistributed net realized gain (loss)	(2,268,497)	1,744	761,330	49,273	(27,131)	(53,534)
Net unrealized appreciation	50,430	18,545	—	—	—	—
	$321,154,330	$325,344,033	$19,911,297,444	$23,842,128,306	$1,367,252,479	$176,883,210
Cost of Investments	$321,449,034	$325,214,765	$20,207,443,294	$23,843,043,539	$1,587,486,171	$170,063,082

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term  Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2017

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$291,536,502	$321,019,635	$17,308,731,411	$22,167,128,421	$1,286,771,052	$96,027,354
Private Investment Class	$10,805,664	$2,158,009	$542,127,622	$436,121,219	$1,249,420	$19,581,713
Personal Investment Class	$304,886	$622,147	$151,008,015	$17,085,976	$44,598	$2,002,739
Cash Management Class	$6,803,640	$835,104	$377,094,659	$140,697,992	$1,617,467	$35,696,164
Reserve Class	$1,100,138	$506,124	$156,617,799	$393,479,757	$77,366,115	$21,512,633
Resource Class	$1,341,518	$182,985	$457,602,638	$367,929,940	$193,778	$2,030,468
Corporate Class	$9,261,982	$20,029	$918,115,300	$319,685,001	$10,049	$32,139

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	291,438,043	321,005,127	17,307,443,026	22,166,894,620	1,286,754,820	96,011,386
Private Investment Class	10,802,233	2,157,926	542,086,489	436,116,465	1,249,403	19,578,319
Personal Investment Class	304,790	622,123	150,997,069	17,085,787	44,598	2,002,396
Cash Management Class	6,801,481	835,072	377,065,789	140,696,524	1,617,447	35,690,030
Reserve Class	1,099,785	506,105	156,606,115	393,475,474	77,365,135	21,508,869
Resource Class	1,341,089	182,978	457,567,852	367,925,494	193,777	2,030,120
Corporate Class	9,259,043	20,028	918,041,878	319,681,038	10,049	32,134
Net asset value, offering and redemption price per share for each class	$1.0003	$1.0000	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term  Investments Trust

Statement of Operations

For the six months ended February 28, 2017

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$5,233,498	$2,112,472	$53,049,102	$57,411,604	$2,175,606	$740,579

Expenses:
Advisory fees	1,283,192	511,222	16,684,585	11,165,171	692,482	210,844
Administrative services fees	457,109	195,509	3,908,636	3,922,534	283,334	56,421
Custodian fees	—	5,094	97,559	57,771	4,595	2,640
Distribution fees:
Private Investment Class	88,783	17,888	797,297	706,643	3,165	25,374
Personal Investment Class	9,054	70,200	346,589	42,127	3,359	5,818
Cash Management Class	24,902	14,165	149,838	56,294	969	14,119
Reserve Class	45,447	20,175	714,218	1,777,320	294,526	99,953
Resource Class	1,681	4,320	355,407	279,348	154	1,782
Corporate Class	6,649	2	140,104	55,904	84	5
Transfer agent fees	76,991	30,673	1,001,075	698,507	46,331	9,488
Trustees’ and officers’ fees and benefits	48,872	20,169	217,416	174,023	15,554	18,545
Registration and filing fees	52,301	52,182	69,735	111,529	41,583	43,779
Reports to shareholders	19,801	8,000	36,969	50,240	6,752	5,397
Professional services fees	14,613	26,226	99,506	73,680	22,076	18,744
Other	(2,442)	48,687	154,674	63,026	22,545	23,673
Total expenses	2,126,953	1,024,512	24,773,608	19,234,117	1,437,509	536,582
Less: Fees waived	(445,643)	(352,394)	(3,265,311)	(1,551,785)	(486,914)	(264,600)
Net expenses	1,681,310	672,118	21,508,297	17,682,332	950,595	271,982
Net investment income	3,552,188	1,440,354	31,540,805	39,729,272	1,225,011	468,597

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	284,268	367	600,401	(69,374)	(23,974)	(14,721)
Change in net unrealized appreciation of investment securities	50,430	18,545	—	—	—	—
Net increase in net assets resulting from operations	$3,886,886	$1,459,266	$32,141,206	$39,659,898	$1,201,037	$453,876

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term  Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016
Operations:
Net investment income	$3,552,188	$65,311,251	$1,440,354	$6,158,242
Net realized gain	284,268	647,321	367	1,377
Change in net unrealized appreciation	50,430	—	18,545	—
Net increase in net assets resulting from operations	3,886,886	65,958,572	1,459,266	6,159,619

Distributions to shareholders from net investment income:
Institutional Class	(3,288,088)	(59,772,506)	(1,337,512)	(4,848,718)
Private Investment Class	(55,173)	(183,013)	(12,201)	(213,182)
Personal Investment Class	(1,569)	(40,091)	(25,104)	(164,965)
Cash Management Class	(101,776)	(660,627)	(54,629)	(649,934)
Reserve Class	(4,884)	(87,134)	(4,572)	(53,243)
Resource Class	(2,751)	(15,089)	(6,300)	(32,359)
Corporate Class	(97,947)	(4,552,791)	(36)	(195,841)
Total distributions from net investment income	(3,552,188)	(65,311,251)	(1,440,354)	(6,158,242)

Distributions to shareholders from net realized gains:
Institutional Class	(2,877,921)	—	—	—
Private Investment Class	(90,311)	—	—	—
Personal Investment Class	(5,195)	—	—	—
Cash Management Class	(133,371)	—	—	—
Reserve Class	(25,060)	—	—	—
Resource Class	(1,214)	—	—	—
Corporate Class	(67,014)	—	—	—
Total distributions from net realized gains	(3,200,086)	—	—	—

Share transactions–net:
Institutional Class	(10,127,382,108)	(5,553,230,110)	(1,286,867,086)	(156,797,441)
Private Investment Class	(230,479,086)	(42,171,998)	(138,902,976)	(21,155,334)
Personal Investment Class	(28,937,259)	(86,151,515)	(116,851,999)	(98,600)
Cash Management Class	(243,762,324)	(207,380,539)	(167,035,675)	(315,722,141)
Reserve Class	(99,062,340)	(56,031,914)	(20,968,200)	(28,926,016)
Resource Class	(5,905,110)	(65,429,204)	(16,684,274)	(2,843,872)
Corporate Class	(160,381,733)	(884,537,893)	11,369	(77,034,376)
Net increase (decrease) in net assets resulting from share transactions	(10,895,909,960)	(6,894,933,173)	(1,747,298,841)	(602,577,780)
Net increase (decrease) in net assets	(10,898,775,348)	(6,894,285,852)	(1,747,279,929)	(602,576,403)

Net assets:
Beginning of period	11,219,929,678	18,114,215,530	2,072,623,962	2,675,200,365
End of period*	$321,154,330	$11,219,929,678	$325,344,033	$2,072,623,962
* Includes accumulated undistributed net investment income	$2,544,735	$2,544,735	$873,178	$873,178

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term  Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016
Operations:
Net investment income	$31,540,805	$20,948,253	$39,729,272	$10,802,684
Net realized gain (loss)	600,401	223,426	(69,374)	118,647
Net increase in net assets resulting from operations	32,141,206	21,171,679	39,659,898	10,921,331

Distributions to shareholders from net investment income:
Institutional Class	(29,158,879)	(15,100,629)	(37,855,075)	(8,855,873)
Private Investment Class	(266,446)	(334,722)	(346,586)	(403,391)
Personal Investment Class	(61,765)	(86,109)	(10,608)	(10,692)
Cash Management Class	(406,253)	(3,039,766)	(200,947)	(218,373)
Reserve Class	(80,430)	(62,197)	(282,369)	(263,352)
Resource Class	(347,015)	(274,847)	(374,666)	(73,436)
Corporate Class	(1,220,017)	(2,049,983)	(659,021)	(977,567)
Total distributions from net investment income	(31,540,805)	(20,948,253)	(39,729,272)	(10,802,684)

Share transactions–net:
Institutional Class	(2,560,248,364)	12,017,922,118	11,450,425,188	6,496,754,225
Private Investment Class	(17,917,744)	98,893,095	95,251,977	(81,684,720)
Personal Investment Class	28,180,755	(39,231,210)	9,578,678	(29,659,491)
Cash Management Class	(26,341,411)	(4,900,693,362)	(9,404,853)	(72,740,853)
Reserve Class	(2,513,453)	123,516,873	77,597,921	8,359,709
Resource Class	(25,343,593)	158,444,863	272,238,974	(2,217,786)
Corporate Class	(255,166,002)	(597,367,186)	3,245,168	(314,733,978)
Net increase (decrease) in net assets resulting from share transactions	(2,859,349,812)	6,861,485,191	11,898,933,053	6,004,077,106
Net increase (decrease) in net assets	(2,858,749,411)	6,861,708,617	11,898,863,679	6,004,195,753

Net assets:
Beginning of period	22,770,046,855	15,908,338,238	11,943,264,627	5,939,068,874
End of period*	$19,911,297,444	$22,770,046,855	$23,842,128,306	$11,943,264,627
* Includes accumulated undistributed net investment income	$(21,274)	$(21,274)	$90,340	$90,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term  Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2017 and the year ended August 31,2016

(Unaudited)

	Treasury Obligations Portfolio		Tax-Free Cash Reserve Portfolio
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016
Operations:
Net investment income	$1,225,011	$188,034	$468,597	$702,207
Net realized gain (loss)	(23,974)	15,288	(14,721)	5,988
Net increase in net assets resulting from operations	1,201,037	203,322	453,876	708,195

Distributions to shareholders from net investment income:
Institutional Class	(1,182,978)	(78,969)	(316,194)	(628,540)
Private Investment Class	(1,453)	(5,685)	(33,839)	(18,929)
Personal Investment Class	(689)	(2,859)	(3,250)	(1,951)
Cash Management Class	(2,026)	(43,887)	(74,728)	(33,087)
Reserve Class	(37,370)	(51,534)	(36,391)	(16,951)
Resource Class	(134)	(2,214)	(4,119)	(1,923)
Corporate Class	(361)	(2,886)	(76)	(826)
Total distributions from net investment income	(1,225,011)	(188,034)	(468,597)	(702,207)

Share transactions–net:
Institutional Class	1,165,631,320	15,581,368	(354,742,419)	(5,243,578)
Private Investment Class	(4,911,643)	177,746	(4,887,524)	(6,001,459)
Personal Investment Class	(2,562,800)	652,387	(394,314)	(1,226,815)
Cash Management Class	(29,769,295)	(13,633,574)	5,021,679	(20,346,066)
Reserve Class	40,731,958	30,758,077	(24,426)	(239,848)
Resource Class	118	(2,177,935)	(380,453)	(2,115,602)
Corporate Class	(2,933,772)	(25,066,209)	70	(26,445,210)
Net increase (decrease) in net assets resulting from share transactions	1,166,185,886	6,291,860	(355,407,387)	(61,618,578)
Net increase (decrease) in net assets	1,166,161,912	6,307,148	(355,422,108)	(61,612,590)

Net assets:
Beginning of period	201,090,567	194,783,419	532,305,318	593,917,908
End of period *	$1,367,252,479	$201,090,567	$176,883,210	$532,305,318
* Includes accumulated undistributed net investment income	$(12,543)	$(12,543)	$(104,955)	$(104,955)

Notes to Financial Statements

February 28, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio (formerly Government TaxAdvantage Portfolio) and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Treasury Obligations Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Liquid Assets Portfolio and STIC Prime Portfolio, both institutional money market funds, began to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based

29                         Short-Term  Investments Trust

values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Liquid Assets Portfolio and STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Liquid Assets Portfolio determines its NAV per share multiple times each day.

Treasury Portfolio, Government & Agency Portfolio, and Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Treasury Portfolio, Government & Agency Portfolio, and Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Liquid Asset Portfolio’s and STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio, and Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

30                         Short-Term  Investments Trust

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

31                         Short-Term  Investments Trust

For the six months ended February 28, 2017, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Treasury Obligations Portfolio	0.14%
Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended February 28, 2017, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$410,566	$—
STIC Prime Portfolio	284,295	—
Treasury Portfolio	2,201,591	—
Government & Agency Portfolio	—	—
Treasury Obligations Portfolio	229,513	—
Tax-Free Cash Reserve Portfolio	170,645	—

Voluntary fee waivers for the six months ended February 28, 2017 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$2,312	$3,843	N/A	$28,922	N/A	N/A
STIC Prime Portfolio	6,443	45,963	N/A	15,651	$42	N/A
Treasury Portfolio	268,452	219,024	N/A	545,861	30,383	N/A
Government & Agency Portfolio	205,332	24,194	N/A	1,315,893	6,366	N/A
Treasury Obligations Portfolio	2,307	3,077	$514	251,408	76	$19
Tax-Free Cash Reserve Portfolio	8,731	3,754	1,247	79,875	348	N/A

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

32                         Short-Term  Investments Trust

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2017, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2017, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$498,250,427	$509,600,329	$—
STIC Prime Portfolio	187,984,805	202,226,502	—
Tax-Free Cash Reserve Portfolio	234,700,564	455,097,214	—

33                         Short-Term  Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2016 which expires as follows:

	Short-Term			Long-Term	Total*
Fund	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Treasury Obligations Portfolio	$—	$—	$3,159	$—	$3,159
Tax-Free Cash Reserve Portfolio	8,740	30,074	—	—	38,814

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2017
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Treasury Portfolio	$20,207,749,634	$—	$(306,340)	$(306,340)

*	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

34                         Short-Term  Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)(b)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	8,636,572,068	$8,636,696,253	206,922,537,697	$206,922,537,697
Private Investment Class	73,675,853	73,675,862	1,086,367,896	1,086,367,896
Personal Investment Class	8,178,437	8,178,627	147,332,561	147,332,561
Cash Management Class	315,185,594	315,189,645	3,527,556,735	3,527,556,735
Reserve Class	3,679,215	3,679,395	312,834,642	312,834,642
Resource Class	131,512	131,513	54,658,208	54,658,208
Corporate Class	229,992,915	230,006,196	12,789,032,744	12,789,032,744

Issued as reinvestment of dividends:
Institutional Class	3,612,258	3,612,403	16,030,218	16,030,218
Private Investment Class	23,725	23,727	51,160	51,160
Personal Investment Class	4,941	4,941	33,213	33,213
Cash Management Class	66,920	66,923	325,885	325,885
Reserve Class	34,020	34,020	78,372	78,372
Resource Class	4,320	4,320	14,018	14,018
Corporate Class	105,181	105,188	699,998	699,998

Reacquired:
Institutional Class	(18,767,392,641)	(18,767,690,764)	(212,491,798,025)	(212,491,798,025)
Private Investment Class	(304,159,753)	(304,178,675)	(1,128,591,054)	(1,128,591,054)
Personal Investment Class	(37,119,877)	(37,120,827)	(233,517,289)	(233,517,289)
Cash Management Class	(559,012,820)	(559,018,892)	(3,735,263,159)	(3,735,263,159)
Reserve Class	(102,775,450)	(102,775,755)	(368,944,928)	(368,944,928)
Resource Class	(6,040,857)	(6,040,943)	(120,101,430)	(120,101,430)
Corporate Class	(390,456,216)	(390,493,117)	(13,674,270,635)	(13,674,270,635)
Net increase (decrease) in share activity	(10,895,690,655)	$(10,895,909,960)	(6,894,933,173)	$(6,894,933,173)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, Liquid Assets Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

35                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)(b)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	655,894,743	$655,926,204	4,966,861,188	$4,966,861,188
Private Investment Class	32,471,499	32,471,503	1,446,777,172	1,446,777,172
Personal Investment Class	118,187,308	118,187,309	677,491,586	677,491,586
Cash Management Class	130,898,214	130,898,218	2,194,654,168	2,194,654,168
Reserve Class	12,102,644	12,102,696	400,019,801	400,019,801
Resource Class	54,161,912	54,161,918	96,121,190	96,121,190
Corporate Class	19,999	20,000	518,160,731	518,160,731

Issued as reinvestment of dividends:
Institutional Class	561,735	561,770	1,393,044	1,393,044
Private Investment Class	7,432	7,432	78,349	78,349
Personal Investment Class	15,098	15,098	70,680	70,680
Cash Management Class	77,613	77,613	217,106	217,106
Reserve Class	6,557	6,557	50,303	50,303
Resource Class	8,241	8,241	25,322	25,322
Corporate Class	3,548	3,548	148,537	148,537

Reacquired:
Institutional Class	(1,943,307,435)	(1,943,355,060)	(5,125,051,673)	(5,125,051,673)
Private Investment Class	(171,380,975)	(171,381,911)	(1,468,010,855)	(1,468,010,855)
Personal Investment Class	(235,054,362)	(235,054,406)	(677,660,866)	(677,660,866)
Cash Management Class	(298,011,468)	(298,011,506)	(2,510,593,415)	(2,510,593,415)
Reserve Class	(33,077,282)	(33,077,453)	(428,996,120)	(428,996,120)
Resource Class	(70,853,530)	(70,854,433)	(98,990,384)	(98,990,384)
Corporate Class	(12,179)	(12,179)	(595,343,644)	(595,343,644)
Net increase (decrease) in share activity	(1,747,280,688)	$(1,747,298,841)	(602,577,780)	$(602,577,780)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 96% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, STIC Prime Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

36                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	49,873,953,809	$49,873,953,809	37,473,899,000	$37,473,899,000
Private Investment Class	721,092,411	721,092,411	1,884,005,414	1,884,005,414
Personal Investment Class	485,120,727	485,120,727	980,594,144	980,594,144
Cash Management Class	1,054,669,980	1,054,669,980	14,484,295,170	14,484,295,170
Reserve Class	133,540,692	133,540,692	316,250,840	316,250,840
Resource Class	237,666,579	237,666,579	575,238,582	575,238,582
Corporate Class	4,935,948,006	4,935,948,006	20,782,139,048	20,782,139,048

Issued as reinvestment of dividends:
Institutional Class	4,721,818	4,721,818	5,368,737	5,368,737
Private Investment Class	51,815	51,815	43,130	43,130
Personal Investment Class	56,509	56,509	76,479	76,479
Cash Management Class	299,878	299,878	266,775	266,775
Reserve Class	77,366	77,366	50,478	50,478
Resource Class	86,698	86,698	52,190	52,190
Corporate Class	1,035,739	1,035,739	1,013,151	1,013,151

Reacquired:
Institutional Class	(52,438,923,991)	(52,438,923,991)	(25,461,345,619)	(25,461,345,619)
Private Investment Class	(739,061,970)	(739,061,970)	(1,785,155,449)	(1,785,155,449)
Personal Investment Class	(456,996,481)	(456,996,481)	(1,019,901,833)	(1,019,901,833)
Cash Management Class	(1,081,311,269)	(1,081,311,269)	(19,385,255,307)	(19,385,255,307)
Reserve Class	(136,131,511)	(136,131,511)	(192,784,445)	(192,784,445)
Resource Class	(263,096,870)	(263,096,870)	(416,845,909)	(416,845,909)
Corporate Class	(5,192,149,747)	(5,192,149,747)	(21,380,519,385)	(21,380,519,385)
Net increase (decrease) in share activity	(2,859,349,812)	$(2,859,349,812)	6,861,485,191	$6,861,485,191

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 24% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

37                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	93,762,456,439	$93,762,456,439	54,569,434,166	$54,569,434,166
Private Investment Class	710,764,705	710,764,705	1,458,232,071	1,458,232,071
Personal Investment Class	38,924,434	38,924,434	71,882,635	71,882,635
Cash Management Class	422,434,849	422,434,849	2,062,748,073	2,062,748,073
Reserve Class	594,159,166	594,159,166	713,745,281	713,745,281
Resource Class	1,525,352,649	1,525,352,649	678,959,358	678,959,358
Corporate Class	2,236,255,213	2,236,255,213	3,670,809,701	3,670,809,701

Issued as reinvestment of dividends:
Institutional Class	4,862,405	4,862,405	1,972,829	1,972,829
Private Investment Class	98,906	98,906	116,496	116,496
Personal Investment Class	3,711	3,711	—	—
Cash Management Class	112,181	112,181	59,978	59,978
Reserve Class	192,197	192,197	149,381	149,381
Resource Class	176,761	176,761	16,833	16,833
Corporate Class	405,059	405,059	458,600	458,600

Reacquired:
Institutional Class	(82,316,893,656)	(82,316,893,656)	(48,074,652,770)	(48,074,652,770)
Private Investment Class	(615,611,634)	(615,611,634)	(1,540,033,287)	(1,540,033,287)
Personal Investment Class	(29,349,467)	(29,349,467)	(101,542,126)	(101,542,126)
Cash Management Class	(431,951,883)	(431,951,883)	(2,135,548,904)	(2,135,548,904)
Reserve Class	(516,753,442)	(516,753,442)	(705,534,953)	(705,534,953)
Resource Class	(1,253,290,436)	(1,253,290,436)	(681,193,977)	(681,193,977)
Corporate Class	(2,233,415,104)	(2,233,415,104)	(3,986,002,279)	(3,986,002,279)
Net increase in share activity	11,898,933,053	$11,898,933,053	6,004,077,106	$6,004,077,106

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 29% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

38                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

Treasury Obligations Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,562,141,539	$1,562,141,539	475,968,821	$475,968,821
Private Investment Class	1,583,283	1,583,283	9,868,856	9,868,856
Personal Investment Class	1,567,680	1,567,680	11,195,355	11,195,355
Cash Management Class	—	—	37,314,802	37,314,802
Reserve Class	102,470,204	102,470,204	142,035,205	142,035,205
Resource Class	118	118	196	196
Corporate Class	659,929	659,929	14,372,709	14,372,709

Issued as reinvestment of dividends:
Institutional Class	20,345	20,345	43,479	43,479
Private Investment Class	1,337	1,337	2,495	2,495
Cash Management Class	3,678	3,678	42,181	42,181
Reserve Class	30,715	30,715	48,377	48,377
Resource Class	—	—	2,027	2,027
Corporate Class	272	272	3,097	3,097

Reacquired:
Institutional Class	(396,530,564)	(396,530,564)	(460,430,932)	(460,430,932)
Private Investment Class	(6,496,263)	(6,496,263)	(9,693,605)	(9,693,605)
Personal Investment Class	(4,130,480)	(4,130,480)	(10,542,968)	(10,542,968)
Cash Management Class	(29,772,973)	(29,772,973)	(50,990,557)	(50,990,557)
Reserve Class	(61,768,961)	(61,768,961)	(111,325,505)	(111,325,505)
Resource Class	—	—	(2,180,158)	(2,180,158)
Corporate Class	(3,593,973)	(3,593,973)	(39,442,015)	(39,442,015)
Net increase in share activity	1,166,185,886	$1,166,185,886	6,291,860	$6,291,860

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 10% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 87% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

39                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	147,610,254	$147,610,254	1,024,153,591	$1,024,153,591
Private Investment Class	16,047,764	16,047,764	41,102,729	41,102,729
Personal Investment Class	2,004,667	2,004,667	2,880,498	2,880,498
Cash Management Class	34,034,380	34,034,380	51,239,007	51,239,007
Reserve Class	31,658,070	31,658,070	53,662,145	53,662,145
Resource Class	34,216	34,216	80,556	80,556
Corporate Class	32,101	32,101	1,175,406	1,175,406

Issued as reinvestment of dividends:
Institutional Class	92,655	92,655	70,780	70,780
Private Investment Class	27,549	27,549	15,014	15,014
Personal Investment Class	2,395	2,395	11	11
Cash Management Class	57,862	57,862	13,782	13,782
Reserve Class	31,962	31,962	14,449	14,449
Resource Class	3,816	3,816	1,634	1,634
Corporate Class	73	73	1,040	1,040

Reacquired:
Institutional Class	(502,445,328)	(502,445,328)	(1,029,467,949)	(1,029,467,949)
Private Investment Class	(20,962,837)	(20,962,837)	(47,119,202)	(47,119,202)
Personal Investment Class	(2,401,376)	(2,401,376)	(4,107,324)	(4,107,324)
Cash Management Class	(29,070,563)	(29,070,563)	(71,598,855)	(71,598,855)
Reserve Class	(31,714,458)	(31,714,458)	(53,916,442)	(53,916,442)
Resource Class	(418,485)	(418,485)	(2,197,792)	(2,197,792)
Corporate Class	(32,104)	(32,104)	(27,621,656)	(27,621,656)
Net increase (decrease) in share activity	(355,407,387)	$(355,407,387)	(61,618,578)	$(61,618,578)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 87% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

40                         Short-Term  Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Corporate Class

	Net asset value, beginning of period	Net investment income (a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/28/17	$1.00	$0.0020	$0.0014	$0.0034	$(0.0026)	$(0.0005)	$(0.0031)	$1.0003	0.32%	$9,262	0.21	%(c)	0.26	%(c)	0.40	%(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.30	169,660	0.18		0.21		0.31
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	1,054,301	0.17		0.20		0.05
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	670,700	0.17		0.20		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	1,496,576	0.17		0.20		0.09
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.12	1,937,039	0.17		0.21		0.12
STIC Prime Portfolio
Six months ended 02/28/17	1.00	0.0020	0.0002	0.0022	(0.0022)	—	(0.0022)	1.0000	0.22	20	0.21	(c)	0.29	(c)	0.41	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.24	9	0.17		0.23		0.23
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	77,043	0.07		0.22		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	59,554	0.06		0.22		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	68,522	0.11		0.22		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	96,655	0.14		0.23		0.06
Treasury Portfolio
Six months ended 02/28/17	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.13	918,115	0.21	(c)	0.23	(c)	0.27	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.14	1,173,253	0.17		0.21		0.14
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	1,770,653	0.06		0.20		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	1,423,728	0.04		0.20		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	2,837,170	0.09		0.21		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	2,002,611	0.08		0.21		0.02
Government & Agency Portfolio
Six months ended 02/28/17	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.17	319,685	0.18	(c)	0.18	(c)	0.33	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.17	316,444	0.16		0.18		0.17
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	631,189	0.08		0.16		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	659,821	0.06		0.16		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	835,545	0.11		0.17		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	505,026	0.10		0.16		0.03
Treasury Obligations Portfolio
Six months ended 02/28/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.10	10	0.20	(c)	0.25	(c)	0.23	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	2,948	0.14		0.39		0.11
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	28,019	0.00		0.36		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	50,514	0.02		0.32		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	10	0.06		0.23		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	10	0.07		0.25		0.02
Tax-Free Cash Reserve Portfolio
Six months ended 02/28/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.23	32	0.24	(c)	0.40	(c)	0.46	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	32	0.10		0.34		0.12
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	26,479	0.03		0.34		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	31,522	0.04		0.33		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	31,450	0.10		0.33		0.06
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	27,320	0.13		0.33		0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $44,698, $16, $941,768, $375,779, $563 and $33 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

41                         Short-Term  Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Corporate Class	Beginning Account Value (09/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/17)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/17)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,003.20	$1.04	$1,023.75	$1.05	0.21%
STIC Prime Portfolio	1,000.00	1,002.20	1.04	1,023.75	1.05	0.21
Treasury Portfolio	1,000.00	1,001.30	1.04	1,023.75	1.05	0.21
Government & Agency Portfolio	1,000.00	1,001.70	0.89	1,023.90	0.90	0.18
Treasury Obligations Portfolio	1,000.00	1,001.00	0.99	1,023.80	1.00	0.20
Tax-Free Cash Reserve Portfolio	1,000.00	1,002.30	1.19	1,023.60	1.20	0.24

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2016, through February 28, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

42                         Short-Term  Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-2	04182017	1018

Semiannual Report to Shareholders	February 28, 2017
Cash Management Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Treasury Obligations Portfolio
Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
24	Financial Statements
29	Notes to Financial Statements
41	Financial Highlights
42	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2017, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Cash Management Class data as of 2/28/17
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets[1]	3 - 32 days	21 days	39 days	$6.8 million
STIC Prime[1]	3 - 19 days	11 days	11 days	835.1 thousand
Treasury[2]	37 - 54 days	44 days	104 days	377.1 million
Government & Agency[2]	32 - 50 days	37 days	111 days	140.7 million
Treasury Obligations[2]	15 - 58 days	49 days	100 days	1.6 million
Tax-Free Cash Reserve[3]	10 - 19 days	11 days	15 days	35.7 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Money market investors cheered when the US Federal Reserve (the Fed) unanimously raised its federal funds target rate in December 2016 – just the second increase since 2006. The Fed raised this key rate from a range of 0.25% to 0.50% to a range of 0.50% to 0.75%.[1]

    The Fed’s decision was based on evidence of a strengthening US economy – specifically, a stronger labor market and inflation moving closer to the Fed’s target levels. Fed-watchers suggested that a strengthening US economy, as well as the proposed spending, tax and regulatory policies of the Trump administration, could cause the Fed to accelerate future interest rate hikes. Raising rates sooner rather than later would provide the Fed with greater dexterity to respond to higher-than-projected economic growth in the future.

    At the close of the reporting period, most major global economies continued to maintain interest rates at, near or below zero in an effort to fuel inflation and spur economic growth. Many major central banks, including the European Central Bank, the Bank of England and the Bank of Japan, all cut rates during 2016.

    During the reporting period, the US money market fund industry fully implemented reform measures in October that had been announced by the US Securities and Exchange Commission in 2014. Invesco is pleased to report that we successfully implemented required money market reform policies on October 12, 2016.

    For Invesco’s money market fund professionals, safety is of paramount importance in the investment process. Their conservative investment philosophy has always focused on providing principal preservation, liquidity, and return – in that order – to our money market fund investors. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1	Source: US Federal Reserve

3	Short-Term Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–36.86%(a)
Asset-Backed Securities — Fully Supported–6.53%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	0.90%	03/06/2017	$6,000	$5,999,289
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.15%	04/07/2017	5,000	4,995,661
Kells Funding LLC (CEP–FMS Wertmanagement)(c)	1.00%	05/26/2017	5,000	4,987,917
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.43%	07/05/2017	5,000	4,979,186
				20,962,053

Asset-Backed Securities — Fully Supported Bank–16.52%
Anglesea Funding LLC (Multi–CEP’s)(b)(c)	0.93%	04/10/2017	5,000	4,995,239
Anglesea Funding LLC (Multi–CEP’s)(b)(c)	1.10%	04/03/2017	5,000	4,996,203
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(c)	1.10%	04/07/2017	5,000	4,995,662
Cedar Springs Capital Co. LLC (CEP–UBS AG)(b)(c)	0.82%	03/01/2017	4,578	4,577,886
Ebury Finance LLC (Multi–CEP’s)(b)(c)	0.70%	03/01/2017	7,500	7,499,856
Institutional Secured Funding Ltd. (Multi–CEP’s)(b)(c)	0.90%	03/06/2017	5,000	4,999,407
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.94%	03/03/2017	5,000	4,999,709
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(b)(c)	0.95%	03/09/2017	7,000	6,998,597
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.80%	03/14/2017	5,000	4,998,559
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.80%	03/28/2017	4,000	3,997,548
				53,058,666

Asset-Backed Securities — Multi-Purpose–1.55%
Versailles Commercial Paper LLC(b)	1.08%	05/16/2017	5,000	4,986,846

Diversified Banks–9.49%
Bank of Nova Scotia(b)(c)	1.08%	04/13/2017	3,000	2,997,261
BPCE S.A.(b)(c)	1.21%	05/09/2017	6,000	5,990,224
Erste Abwicklungsanstalt(b)(c)(d)	1.13%	03/21/2017	5,000	5,001,255
Mizuho Bank, Ltd.(c)	1.08%	04/13/2017	5,000	4,995,465
National Bank of Abu Dhabi PJSC(b)(c)	0.76%	03/07/2017	7,500	7,499,074
NRW Bank(b)(c)	1.05%	04/18/2017	4,000	3,995,949
				30,479,228

Other Diversified Financial Services–0.93%
ABN AMRO Funding USA LLC(b)(c)	1.07%	06/07/2017	3,000	2,990,480

Regional Banks–1.09%
ASB Finance Ltd.(b)(c)	1.00%	06/01/2017	3,500	3,491,881

Specialized Finance–0.75%
CDP Financial Inc.(c)	0.96%	04/05/2017	2,400	2,398,404
Total Commercial Paper (Cost $118,350,414)				118,367,558

Variable Rate Demand Notes–24.06%(e)
Credit Enhanced–24.06%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	0.67%	08/01/2035	2,212	2,212,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.75%	07/01/2038	4,445	4,445,000
Columbus (City of), Ohio Regional Airport Authority (FlightSafety International Inc.); Series 2015 A, VRD RB (CEP–Berkshire Hathaway Inc.)	0.68%	04/01/2035	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term  Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.66%	07/01/2021	$881	$881,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(f)	0.74%	08/01/2030	4,700	4,700,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(c)(f)	0.70%	06/01/2035	3,590	3,590,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.74%	04/01/2047	9,600	9,599,999
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.66%	04/15/2030	140	140,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.77%	03/01/2039	10,055	10,055,000
Memphis (City of), Tennessee Health, Educational and Housing Facility Board (Ashland Lakes Apartments); Series 2006 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.71%	08/01/2041	9,000	9,000,000
Minnetonka (City of), Minnesota (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.73%	11/15/2031	2,285	2,285,000
New York (State of) Housing Finance Agency (605 West 42nd Street Housing);
Series 2014 A, VRD RB (LOC–Bank of China Ltd.)(f)	0.76%	05/01/2048	7,100	7,100,000
Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.10%	05/01/2048	1,200	1,200,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.19%	11/01/2049	4,000	4,000,000
Pinellas (County of), Florida Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(f)	0.65%	11/01/2038	5,945	5,945,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.90%	07/01/2040	1,820	1,820,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.66%	10/01/2019	310	310,000
Total Variable Rate Demand Notes (Cost $77,282,999)				77,282,999

Certificates of Deposit–13.96%
Canadian Imperial Bank of Commerce(c)(d)	1.23%	07/21/2017	4,000	4,002,975
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)(d)	1.46%	10/25/2017	8,000	8,018,158
Mitsubishi UFJ Trust & Banking Corp.(c)	1.10%	04/13/2017	5,000	5,001,933
Nordea Bank AB(c)	0.56%	03/01/2017	11,811	11,811,488
Norinchukin Bank (The)(b)(c)	1.03%	05/16/2017	7,000	7,001,291
Wells Fargo Bank, N.A.(d)	1.32%	01/19/2018	5,000	5,005,580
Westpac Banking Corp.(c)(d)	1.28%	01/05/2018	4,000	4,003,424
Total Certificates of Deposit (Cost $44,811,632)				44,844,849

Notes–3.74%
Bank of Nova Scotia, Sr. Unsec. Global Floating Rate Notes(c)(d)	1.32%	04/11/2017	7,000	7,003,437
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), Sr. Unsec. Notes(b)(c)	1.20%	03/10/2017	5,000	5,000,621
Total Notes (Cost $12,003,989)				12,004,058
TOTAL INVESTMENTS (excluding Repurchase Agreements)–78.62% (Cost $252,449,034)				252,499,464

			Repurchase Amount

Repurchase Agreements–21.49%(g)
BMO Capital Markets Corp., agreement dated 02/28/2017, maturing value of $5,000,106 (collateralized by domestic and foreign corporate obligations valued at $5,250,000; 0%-5.50%, 03/13/2017-09/15/2040)(c)	0.76%	03/01/2017	5,000,106	5,000,000
Citigroup Global Markets Inc., open agreement dated 01/25/2017 (collateralized by foreign corporate obligations valued at $4,590,001; 0%-5.63%, 08/09/2017-02/21/2047)(h)	1.55%	—	—	4,500,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/22/2017, maturing value of $16,002,427 (collateralized by a domestic agency mortgage-backed security valued at $16,800,886; 0.80%, 05/25/2047)(c)(i)	0.78%	03/01/2017	16,002,427	16,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term  Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, agreement dated 02/28/2017, maturing value of $16,000,396 (collateralized by a domestic corporate obligation and a foreign corporate obligation valued at $17,011,891; 4.88%-6.50%, 04/30/2020-12/15/2043)(c)	0.89%	03/01/2017	$16,000,396	$16,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/02/2017, maturing value of $7,500,000 (collateralized by a domestic corporate obligation valued at $7,875,001; 0%, 03/01/2017)	1.58%	05/03/2017	7,500,000	7,500,000
RBC Capital Markets LLC, term agreement dated 02/22/2017, maturing value of $15,000,000 (collateralized by municipal obligations valued at $15,750,000; 0%-5.25%, 05/01/2022-05/15/2115)(c)(i)	0.99%	04/21/2017	15,000,000	15,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2017, maturing value of $5,000,106 (collateralized by foreign corporate obligations valued at $5,100,000; 1.13%-2.75%, 04/12/2019-01/19/2027)	0.76%	03/01/2017	5,000,106	5,000,000
Total Repurchase Agreements (Cost $69,000,000)				69,000,000
TOTAL INVESTMENTS(j)(k)–100.11% (Cost $321,449,034)				321,499,464
OTHER ASSETS LESS LIABILITIES–(0.11)%				(345,134)
NET ASSETS–100.00%				$321,154,330

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FNMA	– Federal National Mortgage Association
GO	– General Obligation

LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding

Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $122,592,021, which represented 38.17% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 11.7%; Japan: 11.4%; Canada: 11.3%; France: 9.0%; Germany: 6.9%; Switzerland: 6.4%; other countries less than 5% each: 15.0%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	56.5%
8-30	8.1
31-60	14.4
61-90	9.5
91-180	6.2
181+	5.3

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–45.49%(a)
Asset-Backed Securities — Fully Supported–12.60%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	0.90%	03/06/2017	$18,000	$17,997,867
Kells Funding LLC (CEP–FMS Wertmanagement)(c)	0.90%	03/17/2017	8,000	7,997,273
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	0.90%	03/01/2017	15,000	14,999,712
				40,994,852

Asset-Backed Securities — Fully Supported Bank–17.44%
Albion Capital LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b) (c)	0.90%	04/20/2017	6,000	5,993,880
Anglesea Funding LLC (Multi–CEP’s)(b)(c)	0.98%	03/03/2017	15,000	14,999,169
Institutional Secured Funding Ltd. (Multi–CEP’s)(b)(c)	0.90%	03/06/2017	10,000	9,998,815
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.94%	03/03/2017	15,000	14,999,126
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC) (b)(c)	0.80%	03/14/2017	5,000	4,998,559
Working Capital Management Co., L.P. (CEP–Mizuho Corporate Bank, Ltd.)(b)(c)	0.82%	03/23/2017	5,760	5,757,159
				56,746,708

Asset-Backed Securities — Multi-Purpose–8.10%
Chariot Funding LLC(b)	0.82%	03/06/2017	4,000	3,999,526
CRC Funding LLC(b)	0.87%	03/01/2017	5,357	5,356,897
Nieuw Amsterdam Receivables Corp.(b)(c)	0.84%	03/09/2017	10,000	9,998,258
Versailles Commercial Paper LLC(b)	0.90%	04/24/2017	7,000	6,987,937
				26,342,618

Diversified Banks–7.35%
DBS Bank Ltd.(b)(c)	0.86%	04/10/2017	10,000	9,991,994
J.P. Morgan Securities LLC	0.86%	03/03/2017	3,925	3,924,784
NRW Bank(b)(c)	0.81%	04/03/2017	10,000	9,993,039
				23,909,817
Total Commercial Paper (Cost $147,992,975)				147,993,995

Variable Rate Demand Notes–19.75%(d)
Credit Enhanced–19.75%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.85%	06/01/2029	4,235	4,235,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.81%	09/01/2019	4,500	4,500,000
Boulder (County of), Colorado (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.72%	02/01/2031	326	326,000
Capital Area Housing Finance Corp. (Cypress Creek at River Bend Apartments); Series 2006, VRD MFH RB (LOC–Citibank N.A.)(e)	0.72%	10/01/2039	8,290	8,290,000
Columbus (City of), Ohio Regional Airport Authority (FlightSafety International Inc.); Series 2015 A, VRD RB (CEP–Berkshire Hathaway Inc.)	0.68%	04/01/2035	3,930	3,930,000
Fulton (County of), Georgia Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.72%	01/01/2020	127	127,000
Jets Stadium Development, LLC; Series 2007 A-4, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(e)	0.74%	04/01/2047	5,000	5,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(e)	0.73%	05/01/2037	19,980	19,980,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(b)(e)	0.81%	01/01/2033	5,400	5,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term  Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Mobile (County of), Alabama Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(c)(e)	0.69%	07/01/2040	$5,666	$5,666,000
New York (State of) Housing Finance Agency (605 West 42nd Street Housing); Series 2014 A, VRD RB (LOC–Bank of China Ltd.)(e)	0.76%	05/01/2048	6,800	6,800,000
Total Variable Rate Demand Notes (Cost $64,254,000)				64,254,000

Certificates of Deposit–12.22%
Abbey National Treasury Services PLC(c)	0.67%	03/03/2017	10,000	9,999,962
DZ Bank AG Duetsche Zentral-Genossenschaftsbank(c)	1.03%	04/13/2017	2,000	2,000,395
Mitsubishi UFJ Trust and Banking Corp.(c)	1.25%	03/15/2017	8,200	8,201,848
Nordea Bank AB(c)	0.56%	03/01/2017	4,032	4,032,448
Norinchukin Bank (The)(c)	1.22%	03/27/2017	4,000	4,001,473
Toronto-Dominion Bank (The)(c)	0.93%	03/02/2017	5,000	5,000,088
Toronto-Dominion Bank (The)(c)	1.08%	03/17/2017	6,500	6,501,331
Total Certificates of Deposit (Cost $39,735,790)				39,737,545

U.S. Government Sponsored Agency Securities–7.76%
Overseas Private Investment Corp. (OPIC)–7.76%(d)
Unsec. Gtd. VRD COP	0.67%	09/15/2022	10,000	10,006,250
Unsec. Gtd. VRD COP	0.67%	09/20/2022	4,000	4,002,500
Unsec. Gtd. VRD COP	0.68%	05/15/2030	11,232	11,239,020
Total U.S. Government Sponsored Agency Securities (Cost $25,232,000)				25,247,770
TOTAL INVESTMENTS (excluding Repurchase Agreements)–85.22% (Cost $277,214,765)				277,233,310

			Repurchase Amount
Repurchase Agreements–14.75%(f)
Credit Suisse Securities (USA) LLC, term agreement dated 02/22/2017, maturing value of $19,002,882 (collateralized by a domestic agency mortgage-backed security valued at $19,951,479; 0.80%, 05/25/2047)(g)	0.78%	03/01/2017	19,002,882	19,000,000
ING Financial Markets, LLC, agreement dated 02/28/2017, maturing value of $10,000,247 (collateralized by a domestic agency mortgage-backed security and a domestic corporate obligation valued at $10,363,095; 0.88%-4.88%, 10/26/2017-12/15/2043)	0.89%	03/01/2017	10,000,247	10,000,000
RBC Capital Markets LLC, term agreement dated 02/22/2017, maturing value of $19,000,000 (collateralized by municipal obligations valued at $19,950,001; 0.66%-8.22%, 10/01/2021-05/15/2115)(g)	0.99%	04/21/2017	19,000,000	19,000,000
Total Repurchase Agreements (Cost $48,000,000)				48,000,000
TOTAL INVESTMENTS(h)(i)–99.97% (Cost $325,214,765)				325,233,310
OTHER ASSETS LESS LIABILITIES–0.03%				110,723
NET ASSETS–100.00%				$325,344,033

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
RN	– Revenue Notes
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term  Investments Trust

STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $146,471,938, which represented 45.02% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 13.8%; Japan: 13.5%; France: 10.1%; Canada: 9.4%; Germany: 6.2%; Switzerland: 5.8%; other countries less than 5% each: 10.7%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Sumitomo Mitisui Banking Corp.	6.2%
PNC Bank, N.A.	6.1
Societe Generale S.A.	5.5

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	71.2%
8-30	18.0
31-60	10.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Treasury Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–48.14%
U.S. Treasury Bills–26.97%(a)
U.S. Treasury Bills	0.50%	04/13/2017	$300,000	$299,822,625
U.S. Treasury Bills	0.59%	04/27/2017	124,000	123,887,010
U.S. Treasury Bills	0.62%	05/18/2017	400,000	399,475,456
U.S. Treasury Bills	0.61%	05/25/2017	300,000	299,578,541
U.S. Treasury Bills	0.63%	05/25/2017	400,000	399,416,452
U.S. Treasury Bills	0.64%	06/08/2017	116,510	116,313,640
U.S. Treasury Bills	0.66%	06/15/2017	400,000	399,239,966
U.S. Treasury Bills	0.64%	06/22/2017	400,000	399,208,372
U.S. Treasury Bills	0.65%	06/22/2017	500,000	498,991,633
U.S. Treasury Bills	0.66%	06/29/2017	100,000	99,785,000
U.S. Treasury Bills	0.67%	06/29/2017	34,720	34,643,616
U.S. Treasury Bills	0.65%	07/06/2017	298,000	297,331,604
U.S. Treasury Bills	0.66%	07/06/2017	147,000	146,664,736
U.S. Treasury Bills	0.61%	07/13/2017	295,000	294,340,068
U.S. Treasury Bills	0.62%	07/13/2017	50,000	49,887,403
U.S. Treasury Bills	0.61%	07/20/2017	115,000	114,729,750
U.S. Treasury Bills	0.63%	08/03/2017	250,000	249,332,101
U.S. Treasury Bills	0.65%	08/10/2017	300,000	299,142,751
U.S. Treasury Bills	0.65%	08/17/2017	550,000	548,355,067
U.S. Treasury Bills	0.68%	08/31/2017	300,000	298,983,834
				5,369,129,625

U.S. Treasury Notes–21.17%
U.S. Treasury Floating Rate Notes(b)	0.68%	10/31/2017	706,250	706,137,691
U.S. Treasury Floating Rate Notes(b)	0.79%	01/31/2018	300,000	300,104,296
U.S. Treasury Floating Rate Notes(b)	0.71%	04/30/2018	664,000	664,063,866
U.S. Treasury Floating Rate Notes(b)	0.69%	07/31/2018	429,240	429,238,590
U.S. Treasury Floating Rate Notes(b)	0.69%	10/31/2018	695,000	694,867,073
U.S. Treasury Notes	0.50%	04/30/2017	176,000	175,995,050
U.S. Treasury Notes	0.88%	04/30/2017	150,000	150,088,871
U.S. Treasury Notes	2.75%	05/31/2017	200,000	201,090,104
U.S. Treasury Notes	0.63%	06/30/2017	200,000	199,977,705
U.S. Treasury Notes	2.50%	06/30/2017	200,000	201,251,101
U.S. Treasury Notes	0.63%	09/30/2017	200,000	199,848,721
U.S. Treasury Notes	1.88%	09/30/2017	291,110	292,998,928
				4,215,661,996
Total U.S. Treasury Securities (Cost $9,584,791,621)				9,584,791,621
TOTAL INVESTMENTS (excluding Repurchase Agreements)–48.14% (Cost $9,584,791,621)				9,584,791,621

			Repurchase Amount
Repurchase Agreements–53.35%(c)
ABN AMRO Bank N.V., agreement dated 02/28/2017, maturing value of $600,008,833 (collateralized by U.S. Treasury obligations valued at $612,000,178; 0.50%-3.13%, 03/31/2017-05/15/2026)	0.53%	03/01/2017	600,008,833	600,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term  Investments Trust

Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
ABN AMRO Bank N.V., term agreement dated 01/10/2017, maturing value of $250,229,444 (collateralized by U.S. Treasury obligations valued at $255,000,408; 0.13%-2.63%, 08/31/2018-05/15/2026)	0.56%	03/10/2017	$250,229,444	$250,000,000
Bank of Montreal, joint term agreement dated 02/10/2017, aggregate maturing value of $300,265,500 (collateralized by U.S. Treasury obligations valued at $306,000,037; 0.75%-4.25%, 01/31/2018-05/15/2044)(d)	0.54%	04/10/2017	150,132,750	150,000,000
Bank of Montreal, joint term agreement dated 02/23/2017, aggregate maturing value of $635,834,496 (collateralized by U.S. Treasury obligations valued at $647,700,025; 0.63%-3.63%, 07/31/2017-08/15/2043)(d)	0.57%	05/17/2017	115,151,129	115,000,000
Bank of Montreal, term agreement dated 01/30/2017, maturing value of $500,688,750 (collateralized by U.S. Treasury obligations valued at $510,000,002; 0.75%-3.63%, 03/31/2017-08/15/2044)(d)	0.57%	04/27/2017	500,688,750	500,000,000
Bank of Montreal, term agreement dated 02/10/2017, maturing value of $150,077,292 (collateralized by U.S. Treasury obligations valued at $153,000,054; 1.38%-3.50%, 03/31/2017-11/15/2046)(d)	0.53%	03/17/2017	150,077,292	150,000,000
Bank of Montreal, term agreement dated 02/22/2017, maturing value of $200,233,333 (collateralized by U.S. Treasury obligations valued at $204,000,055; 1.25%-3.63%, 08/31/2017-04/15/2028)(d)	0.56%	05/08/2017	200,233,333	200,000,000
BNP Paribas Securities Corp., agreement dated 02/28/2017, maturing value of $600,009,167 (collateralized by U.S. Treasury obligations valued at $600,019,151; 0.13%, 04/15/2017)	0.55%	03/01/2017	600,009,167	600,000,000
CIBC World Markets Corp., joint agreement dated 02/28/2017, aggregate maturing value of $1,350,019,500 (collateralized by U.S. Treasury obligations valued at $1,383,331,253; 0.13%-8.75%, 03/15/2017-02/15/2047)	0.52%	03/01/2017	579,534,169	579,525,798
Citigroup Global Markets Inc., term agreement dated 02/23/2017, maturing value of $500,049,583 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%-7.63%, 03/31/2018-08/15/2036)(d)	0.51%	03/02/2017	500,049,583	500,000,000
Citigroup Global Markets Inc., agreement dated 02/28/2017, maturing value of $400,005,778 (collateralized by U.S. Treasury obligations valued at $408,000,001; 0.63%-7.63%, 05/31/2017-02/15/2025)	0.52%	03/01/2017	400,005,778	400,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 02/28/2017, maturing value of $200,002,889 (collateralized by a U.S. Treasury obligation valued at $204,000,005; 3.00%, 11/15/2044)	0.52%	03/01/2017	200,002,889	200,000,000
Credit Agricole Corp. & Investment Bank, term agreement dated 01/03/2017, maturing value of $200,186,833 (collateralized by U.S. Treasury obligations valued at $204,000,089; 0.63%-1.25%, 03/31/2021-01/15/2024)(d)	0.57%	03/03/2017	200,186,833	200,000,000
Credit Agricole Corp. & Investment Bank, term agreement dated 02/24/2017, maturing value of $250,025,278 (collateralized by U.S. Treasury obligations valued at $255,000,014; 1.50%-2.75%, 02/15/2019-02/15/2023)(d)	0.52%	03/03/2017	250,025,278	250,000,000
Federal Reserve Bank of New York, agreement dated 02/28/2017, maturing value of $400,005,556 (collateralized by a U.S. Treasury obligation valued at $400,005,625; 3.00%, 05/15/2042)	0.50%	03/01/2017	400,005,556	400,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/23/2017, maturing value of $450,044,625 (collateralized by U.S. Treasury obligations valued at $458,149,703; 3.75%, 11/15/2043)(d)	0.51%	03/02/2017	450,044,625	450,000,000
Metropolitan Life Insurance Co., term agreement dated 02/28/2017, maturing value of $350,038,556 (collateralized by U.S. Treasury obligations valued at $359,686,324; 0%-1.13%, 09/30/2021-11/15/2040)(d)	0.55%	03/07/2017	350,038,556	350,001,125
Prudential Insurance Co. of America, agreement dated 02/28/2017, maturing value of $287,754,066 (collateralized by U.S. Treasury obligations valued at $293,991,621; 0%-2.50%; 11/15/2027-02/15/2045)	0.54%	03/01/2017	287,754,066	287,749,750
Prudential Legacy Insurance Co. of America, agreement dated 02/28/2017, maturing value of $190,377,856 (collateralized by U.S. Treasury obligations valued at $194,102,100; 0%; 02/15/2022-08/15/2033)	0.54%	03/01/2017	190,377,856	190,375,000
RBC Capital Markets LLC, term agreement dated 01/17/2017, maturing value of $500,443,056 (collateralized by U.S. Treasury obligations valued at $510,000,026; 1.00%-7.13%, 08/15/2018-11/15/2025)(d)	0.55%	03/16/2017	500,443,056	500,000,000
RBC Capital Markets LLC, term agreement dated 02/16/2017, maturing value of $1,000,458,333 (collateralized by U.S. Treasury obligations valued at $1,016,577,459; 0%-9.00%, 03/30/2017-05/15/2046)(d)	0.55%	05/17/2017	1,000,458,333	1,000,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term  Investments Trust

Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Societe Generale, joint term agreement dated 02/09/2017, aggregate maturing value of $500,240,000 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0%-8.75%, 04/30/2017-05/15/2043)(d)	0.54%	03/13/2017	$435,208,800	$435,000,000
Sumitomo Mitsui Banking Corp., agreement dated 02/28/2017, maturing value of $1,000,014,722 (collateralized by U.S. Treasury obligations valued at $1,020,004,676; 1.13%-1.63%, 01/31/2021-05/31/2023)	0.53%	03/01/2017	1,000,014,722	1,000,000,000
TD Securities (USA) LLC, agreement dated 02/28/2017, maturing value of $300,004,333 (collateralized by U.S. Treasury obligations valued at $306,000,076; 0.50%-4.25%, 04/30/2017-02/15/2042)	0.52%	03/01/2017	300,004,333	300,000,000
Wells Fargo Bank, N.A., term agreement dated 11/16/2016, maturing value of $250,879,861 (collateralized by U.S. Treasury obligations valued at $255,000,189; 2.38%-2.63%, 07/15/2017-01/15/2025)	0.70%	05/16/2017	250,879,861	250,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2017, maturing value of $565,008,161 (collateralized by U.S. Treasury obligations valued at $576,300,061; 1.13%-3.63%, 02/28/2019-02/15/2045)	0.52%	03/01/2017	565,008,161	565,000,000
Wells Fargo Securities, LLC, term agreement dated 01/17/2017, maturing value of $200,273,889 (collateralized by U.S. Treasury obligations valued at $204,000,038; 3.00%-3.38%, 11/15/2041-02/15/2047)	0.58%	04/12/2017	200,273,889	200,000,000
Total Repurchase Agreements (Cost $10,622,651,673)				10,622,651,673
TOTAL INVESTMENTS(e)–101.49% (Cost $20,207,443,294)				20,207,443,294
OTHER ASSETS LESS LIABILITIES–(1.49)%				(296,145,850)
NET ASSETS–100.00%				$19,911,297,444

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	48.7%
8-30	1.2
31-60	3.1
61-90	8.4
91-180	20.9
181+	17.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–32.26%
Federal Farm Credit Bank (FFCB)–2.78%
Disc. Notes(a)	0.57%	03/20/2017	$19,000	$18,994,284
Disc. Notes(a)	0.56%	04/04/2017	50,000	49,973,556
Disc. Notes(a)	0.57%	04/18/2017	25,000	24,981,000
Unsec. Bonds(b)	0.78%	05/30/2017	45,000	44,998,717
Unsec. Bonds(b)	0.81%	06/20/2017	39,325	39,314,841
Unsec. Bonds(b)	0.81%	07/06/2017	70,000	69,993,789
Unsec. Bonds(b)	0.80%	07/14/2017	14,000	14,001,030
Unsec. Bonds(b)	0.92%	07/21/2017	45,000	44,999,973
Unsec. Bonds(b)	0.81%	07/25/2017	35,600	35,606,864
Unsec. Bonds(b)	0.76%	08/21/2017	22,000	21,994,177
Unsec. Bonds(b)	0.82%	08/29/2017	4,625	4,625,006
Unsec. Bonds(b)	0.82%	11/13/2017	8,000	7,994,599
Unsec. Bonds(b)	0.79%	12/27/2017	30,000	29,967,696
Unsec. Bonds(b)	0.80%	01/17/2018	10,000	9,995,120
Unsec. Bonds(b)	0.68%	01/22/2018	100,000	100,000,000
Unsec. Bonds(b)	0.85%	02/09/2018	25,000	25,000,000
Unsec. Bonds(b)	0.81%	02/26/2018	50,000	49,985,324
Unsec. Bonds(b)	0.90%	03/02/2018	40,000	40,065,673
Unsec. Bonds(b)	0.89%	03/21/2018	20,000	20,009,681
Unsec. Bonds(b)	1.04%	05/09/2018	9,500	9,520,924
				662,022,254

Federal Home Loan Bank (FHLB)–26.30%
Unsec. Bonds	0.88%	03/10/2017	13,155	13,156,137
Unsec. Bonds	0.55%	03/21/2017	52,630	52,630,977
Unsec. Bonds	0.60%	05/19/2017	62,000	62,000,000
Unsec. Bonds	0.60%	05/23/2017	73,000	72,999,112
Unsec. Bonds(b)	0.77%	08/18/2017	73,500	73,482,728
Unsec. Bonds(b)	0.96%	10/30/2017	199,700	199,689,898
Unsec. Bonds(b)	0.83%	11/15/2017	40,000	40,000,000
Unsec. Bonds(b)	0.83%	11/17/2017	25,000	25,000,000
Unsec. Bonds(b)	0.85%	02/16/2018	45,000	45,000,000
Unsec. Bonds(b)	0.78%	03/06/2018	225,000	225,000,000
Unsec. Bonds(b)	0.78%	03/09/2018	100,000	100,000,000
Unsec. Bonds(b)	0.79%	03/14/2018	300,000	300,000,000
Unsec. Bonds(b)	0.79%	03/15/2018	75,000	75,000,000
Unsec. Bonds(b)	0.79%	03/16/2018	350,000	350,000,000
Unsec. Bonds(b)	0.77%	03/19/2018	275,000	275,000,000
Unsec. Bonds(b)	0.81%	03/19/2018	145,000	145,000,000
Unsec. Bonds(b)	0.76%	04/12/2018	220,000	220,000,000
Unsec. Bonds(b)	0.76%	04/13/2018	225,000	224,999,315
Unsec. Bonds(b)	0.77%	04/20/2018	86,000	85,992,390
Unsec. Bonds(b)	0.77%	04/23/2018	140,000	139,991,832
Unsec. Bonds(b)	0.69%	05/08/2018	230,000	230,002,219
Unsec. Bonds(b)	0.67%	07/26/2018	100,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term  Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Bonds(b)	0.68%	08/01/2018	$200,000	$200,000,000
Unsec. Disc. Notes(a)	0.46%	03/29/2017	245,700	245,612,972
Unsec. Disc. Notes(a)	0.60%	05/05/2017	62,665	62,597,113
Unsec. Disc. Notes(a)	0.63%	05/24/2017	50,000	49,926,208
Unsec. Disc. Notes(a)	0.64%	05/24/2017	145,613	145,397,250
Unsec. Disc. Notes(a)	0.64%	05/26/2017	133,000	132,796,975
Unsec. Disc. Notes(a)	0.63%	05/31/2017	200,000	199,682,010
Unsec. Disc. Notes(a)	0.64%	07/05/2017	300,000	299,327,999
Unsec. Disc. Notes(a)	0.61%	07/12/2017	400,000	399,098,554
Unsec. Disc. Notes(a)	0.67%	08/09/2017	86,324	86,067,270
Unsec. Disc. Notes(a)	0.67%	08/16/2017	48,000	47,849,920
Unsec. Disc. Notes(a)	0.67%	08/18/2017	30,000	29,905,083
Unsec. Disc. Notes(a)	0.69%	08/23/2017	37,852	37,725,038
Unsec. Disc. Notes(a)	0.69%	08/25/2017	50,000	49,831,850
Unsec. Global Bonds(b)	0.80%	04/21/2017	10,000	9,999,371
Unsec. Global Bonds	1.00%	06/21/2017	30,380	30,415,400
Unsec. Global Bonds(b)	0.78%	08/15/2017	50,000	50,000,000
Unsec. Global Bonds(b)	0.83%	09/06/2017	25,000	25,000,147
Unsec. Global Bonds(b)	0.94%	11/15/2017	60,000	59,986,869
Unsec. Global Bonds(b)	0.85%	12/07/2017	22,000	21,998,481
Unsec. Global Bonds(b)	0.97%	01/08/2018	80,000	80,000,000
Unsec. Global Bonds(b)	0.69%	01/23/2018	237,000	237,000,000
Unsec. Global Bonds(b)	0.70%	01/23/2018	93,000	93,008,412
Unsec. Global Bonds(b)	0.89%	02/26/2018	185,000	185,000,000
Unsec. Global Bonds(b)	0.79%	04/06/2018	136,000	136,000,000
Unsec. Global Bonds(b)	0.69%	05/09/2018	100,000	100,000,000
Unsec. Global Bonds(b)	0.72%	07/12/2018	200,000	200,098,223
				6,269,269,753

Federal Home Loan Mortgage Corp. (FHLMC)–0.69%
Unsec. Global Notes(b)	0.79%	04/20/2017	30,000	29,999,371
Unsec. Global Notes(b)	0.82%	04/27/2017	14,000	13,998,795
Unsec. Global Notes(b)	0.91%	07/21/2017	20,000	19,999,200
Unsec. Global Notes(b)	0.98%	01/08/2018	100,000	100,000,000
				163,997,366

Federal National Mortgage Association (FNMA)–1.26%
Unsec. Global Notes	1.13%	04/27/2017	42,863	42,901,342
Unsec. Global Notes	5.00%	05/11/2017	60,000	60,513,120
Unsec. Global Notes(b)	0.79%	09/08/2017	35,000	34,982,216
Unsec. Global Notes(b)	0.79%	10/05/2017	112,815	112,785,166
Unsec. Notes(b)	0.78%	08/16/2017	50,000	49,995,354
				301,177,198

Overseas Private Investment Corp. (OPIC)–1.23%
Sec. Gtd. VRD COP Bonds(c)	0.69%	11/15/2028	100,000	100,000,000
Sr. Unsec. Gtd. VRD COP Bonds(c)	0.69%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.69%	09/15/2020	81,000	81,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.69%	07/15/2025	44,389	44,388,890
Unsec. Gtd. VRD COP Notes(c)	0.67%	07/09/2026	48,450	48,450,000
				293,838,890
Total U.S. Government Sponsored Agency Securities (Cost $7,690,305,461)				7,690,305,461

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term  Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–16.97%
U.S. Treasury Bills–16.76%(a)
U.S. Treasury Bills	0.58%	04/27/2017	$150,000	$149,864,625
U.S. Treasury Bills	0.62%	05/18/2017	200,000	199,737,184
U.S. Treasury Bills	0.61%	05/25/2017	300,000	299,577,833
U.S. Treasury Bills	0.63%	05/25/2017	350,000	349,491,299
U.S. Treasury Bills	0.62%	06/01/2017	700,000	698,908,777
U.S. Treasury Bills	0.65%	06/15/2017	300,000	299,438,642
U.S. Treasury Bills	0.66%	06/15/2017	200,000	199,619,945
U.S. Treasury Bills	0.64%	06/22/2017	200,000	199,604,186
U.S. Treasury Bills	0.66%	06/29/2017	100,000	99,784,917
U.S. Treasury Bills	0.65%	07/06/2017	370,000	369,170,064
U.S. Treasury Bills	0.66%	07/06/2017	130,000	129,703,508
U.S. Treasury Bills	0.61%	07/13/2017	200,000	199,552,588
U.S. Treasury Bills	0.62%	07/13/2017	50,000	49,887,403
U.S. Treasury Bills	0.65%	08/10/2017	300,000	299,141,400
U.S. Treasury Bills	0.65%	08/17/2017	300,000	299,104,300
U.S. Treasury Bills	0.68%	08/24/2017	155,000	154,492,289
				3,997,078,960

U.S. Treasury Notes–0.21%
U.S. Treasury Floating Rate Notes(b)	0.68%	10/31/2017	50,000	49,990,890
Total U.S. Treasury Securities (Cost $4,047,069,850)				4,047,069,850
TOTAL INVESTMENTS (excluding Repurchase Agreements) –49.23% (Cost $11,737,375,311)				11,737,375,311

			Repurchase Amount
Repurchase Agreements–50.77%(d)
Bank of Montreal, agreement dated 02/28/2017, maturing value of $300,004,417 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 2.00%-5.50%; 09/01/2025-01/20/2047)	0.53%	03/01/2017	300,004,417	300,000,000
Bank of Montreal, joint term agreement dated 02/10/2017, aggregate maturing value of $300,265,500 (collateralized by U.S. Treasury obligations valued at $306,000,037; 0.75%-4.25%, 01/31/2018-05/15/2044)(e)	0.54%	04/10/2017	100,088,500	100,000,000
Bank of Montreal, joint term agreement dated 02/23/2017, aggregate maturing value of $635,834,496 (collateralized by U.S. Treasury obligations valued at $647,700,025; 0.63%-3.63%, 07/31/2017-08/15/2043)(e)	0.57%	05/17/2017	390,512,525	390,000,000
Bank of Nova Scotia (The), agreement dated 02/28/2017, maturing value of $1,000,014,444 (collateralized by U.S. Treasury obligations valued at $1,020,000,038; 0.13%-3.63%; 10/31/2018-05/15/2046)	0.52%	03/01/2017	1,000,014,444	1,000,000,000
Bank of Nova Scotia (The), agreement dated 02/28/2017, maturing value of $200,002,944 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $204,000,053; 2.55%-4.00%; 11/15/2023-09/01/2046)	0.53%	03/01/2017	200,002,944	200,000,000
BNP Paribas Securities Corp., agreement dated 02/28/2017, maturing value of $885,013,521 (collateralized by a U.S. Treasury obligation valued at $900,781,027; 0.13%; 07/15/2022)	0.55%	03/01/2017	885,013,521	885,000,000
CIBC World Markets Corp., joint agreement dated 02/28/2017, aggregate maturing value of $1,350,019,500 (collateralized by U.S. Treasury obligations valued at $1,383,331,253; 0.13%-8.75%, 03/15/2017-02/15/2047)	0.52%	03/01/2017	329,615,714	329,610,953
Citigroup Global Markets Inc., agreement dated 02/28/2017, maturing value of $250,003,681 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $255,000,090; 0%-7.63%; 03/06/2017-09/15/2065)	0.53%	03/01/2017	250,003,681	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term  Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corp. & Investment Bank, joint agreement dated 02/28/2017, aggregate maturing value of $700,010,306 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $714,000,000; 0%-4.00%, 04/24/2017-02/01/2047)	0.53%	03/01/2017	$400,005,889	$400,000,000
Federal Reserve Bank of New York, agreement dated 02/28/2017, maturing value of $600,008,333 (collateralized by a U.S. Treasury obligation valued at $600,008,387; 3.00%; 05/15/2042)	0.50%	03/01/2017	600,008,333	600,000,000
ING Financial Markets, LLC, term agreement dated 01/20/2017, maturing value of $45,062,525 (collateralized by domestic agency mortgage-backed securities valued at $45,901,215; 3.50%; 04/01/2042-01/01/2043)	0.61%	04/12/2017	45,062,525	45,000,000
ING Financial Markets, LLC, term agreement dated 01/31/2017 maturing value of $250,424,375 (collateralized by domestic agency mortgage-backed securities valued at $255,003,653; 3.00%-6.00%; 03/01/2026-07/01/2046)	0.63%	05/08/2017	250,424,375	250,000,000
ING Financial Markets, LLC, term agreement dated 02/28/2017, maturing value of $270,000,000 (collateralized by domestic agency mortgage-backed securities valued at $275,400,805; 2.03%-4.00%; 03/01/2026-11/01/2046)(b)	0.71%	06/05/2017	270,000,000	270,000,000
ING Financial Markets, LLC, term agreement dated 02/28/2017, maturing value of $220,000,000 (collateralized by domestic agency mortgage-backed securities valued at $224,400,000; 3.00%-5.50%; 10/01/2025-08/01/2048)(b)	0.80%	08/28/2017	220,000,000	220,000,000
J.P. Morgan Securities Inc., agreement dated 02/28/2017, maturing value of $250,003,611 (collateralized by a U.S. Treasury obligation valued at $255,001,384; 0.13%; 04/15/2021)	0.52%	03/01/2017	250,003,611	250,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 02/28/2017, maturing value of $100,001,472 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 2.50%-3.00%; 10/20/2045-09/20/2046)	0.53%	03/01/2017	100,001,472	100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/23/2017, maturing value of $325,032,229 (collateralized by a U.S. Treasury obligation valued at $330,679,999; 3.63%; 08/15/2043)(e)	0.51%	03/02/2017	325,032,229	325,000,000
Metropolitan Life Insurance Co., term agreement dated 02/28/2017, maturing value of $400,043,803 (collateralized by U.S. Treasury obligations valued at $408,333,658; 0%-0.75%; 02/28/2018-05/15/2044)(e)	0.55%	03/07/2017	400,043,803	400,001,025
Prudential Insurance Co. of America, agreement dated 02/28/2017, maturing value of $157,058,606 (collateralized by U.S. Treasury obligations valued at $160,609,750; 0%; 11/15/2026-08/15/2039)	0.54%	03/01/2017	157,058,606	157,056,250
Prudential Legacy Insurance Co. of America, agreement dated 02/28/2017, maturing value of $170,002,550 (collateralized by U.S. Treasury obligations valued at $173,400,150; 0.00%; 11/15/2028-08/15/2033)	0.54%	03/01/2017	170,002,550	170,000,000
RBC Capital Markets LLC, joint term agreement dated 02/15/2017, aggregate maturing value of $600,885,000 (collateralized by domestic agency mortgage-backed securities valued at $612,000,000; 0.87%-8.50%, 05/01/2017-02/20/2047)(e)	0.59%	05/16/2017	455,671,125	455,000,000
RBC Capital Markets LLC, joint term agreement dated 02/17/2017, aggregate maturing value of $500,221,667 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.50%-4.00%, 02/20/2030-03/01/2047)(b)(e)	0.57%	05/18/2017	395,175,117	395,000,000
RBC Capital Markets LLC, joint term agreement dated 02/21/2017, aggregate maturing value of $500,245,417 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.00%-7.50%, 04/01/2024-12/20/2064)(e)	0.57%	05/22/2017	410,201,242	410,000,000
RBC Capital Markets LLC, joint term agreement dated 02/28/2017, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,002; 0%-7.00%, 12/25/2017-02/01/2047)(b)(e)	0.66%	05/01/2017	590,000,000	590,000,000
RBC Capital Markets LLC, term agreement dated 01/20/2017, maturing value of $345,402,500 (collateralized by domestic agency mortgage-backed securities valued at $351,900,000; 1.80%-8.50%; 03/01/2019-02/20/2047)(e)	0.56%	04/05/2017	345,402,500	345,000,000
Societe Generale, joint agreement dated 02/28/2017, aggregate maturing value of $1,000,015,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,071; 0%-8.00%, 08/31/2017-11/20/2045)	0.54%	03/01/2017	650,009,750	650,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term  Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Societe Generale, joint term agreement dated 02/28/2017, aggregate maturing value of $600,061,833 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $612,000,076; 0%-6.50%, 04/27/2017-06/20/2046)(e)	0.53%	03/07/2017	$450,046,375	$450,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2017, aggregate maturing value of $2,000,030,000 (collateralized by domestic agency mortgage-backed securities valued at $2,040,000,646; 3.00%-3.50%, 10/20/2042-04/20/2046)	0.54%	03/01/2017	1,440,021,600	1,440,000,000
Wells Fargo Bank, N.A., term agreement dated 09/08/2016, maturing value of $135,411,750 (collateralized by U.S. Treasury obligations valued at $137,700,000; 0%; 08/15/2021-08/15/2030)	0.60%	03/10/2017	135,411,750	135,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2017, maturing value of $550,008,250 (collateralized by domestic agency mortgage-backed securities valued at $561,000,001; 1.78%-6.50%; 03/01/2018-03/01/2047)	0.54%	03/01/2017	550,008,250	550,000,000
Wells Fargo Securities, LLC, term agreement dated 12/05/2016, maturing value of $44,062,382 (collateralized by domestic agency mortgage-backed securities valued at $44,880,000; 0%-2.11%; 06/25/2021-01/25/2046)	0.58%	03/03/2017	44,062,382	44,000,000
Total Repurchase Agreements (Cost $12,105,668,228)				12,105,668,228
TOTAL INVESTMENTS(f)–100.00% (Cost $23,843,043,539)				23,843,043,539
OTHER ASSETS LESS LIABILITIES–0.00%				(915,233)
NET ASSETS–100.00%				$23,842,128,306

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	48.1%
8-30	2.0
31-60	1.5
61-90	7.1
91-180	20.6
181+	20.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Treasury Obligations Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–116.11%
U.S. Treasury Bills–104.69%(a)
U.S. Treasury Bills	0.41%	03/02/2017	$105,400	$105,398,827
U.S. Treasury Bills	0.42%	03/02/2017	65,000	64,999,251
U.S. Treasury Bills	0.49%	03/02/2017	100,000	99,998,667
U.S. Treasury Bills	0.50%	03/02/2017	97,500	97,498,673
U.S. Treasury Bills	0.46%	03/09/2017	200,000	199,982,461
U.S. Treasury Bills	0.48%	03/09/2017	8,300	8,299,123
U.S. Treasury Bills	0.54%	03/09/2017	9,000	8,998,940
U.S. Treasury Bills	0.50%	03/15/2017	50,000	49,990,356
U.S. Treasury Bills	0.50%	03/16/2017	1,400	1,399,714
U.S. Treasury Bills	0.52%	03/16/2017	75,000	74,984,062
U.S. Treasury Bills	0.45%	03/23/2017	50,000	49,986,403
U.S. Treasury Bills	0.56%	03/30/2017	40,000	39,982,117
U.S. Treasury Bills	0.50%	04/13/2017	11,000	10,993,496
U.S. Treasury Bills	0.51%	04/20/2017	7,800	7,794,583
U.S. Treasury Bills	0.52%	04/20/2017	21,000	20,985,096
U.S. Treasury Bills	0.52%	05/04/2017	50,000	49,954,178
U.S. Treasury Bills	0.60%	05/04/2017	15,000	14,984,333
U.S. Treasury Bills	0.53%	05/11/2017	2,300	2,297,614
U.S. Treasury Bills	0.54%	05/18/2017	30,000	29,965,225
U.S. Treasury Bills	0.60%	05/18/2017	20,000	19,974,412
U.S. Treasury Bills	0.62%	05/18/2017	15,000	14,980,289
U.S. Treasury Bills	0.63%	05/25/2017	15,000	14,978,219
U.S. Treasury Bills	0.64%	05/25/2017	500	499,262
U.S. Treasury Bills	0.60%	06/01/2017	10,000	9,984,897
U.S. Treasury Bills	0.56%	06/08/2017	6,200	6,190,622
U.S. Treasury Bills	0.62%	06/08/2017	5,100	5,091,480
U.S. Treasury Bills	0.63%	06/08/2017	17,000	16,971,052
U.S. Treasury Bills	0.64%	06/08/2017	10,000	9,982,785
U.S. Treasury Bills	0.63%	06/15/2017	13,000	12,976,229
U.S. Treasury Bills	0.65%	06/15/2017	2,900	2,894,578
U.S. Treasury Bills	0.66%	06/15/2017	30,000	29,942,937
U.S. Treasury Bills	0.64%	06/22/2017	5,500	5,489,115
U.S. Treasury Bills	0.65%	06/22/2017	85,000	84,828,578
U.S. Treasury Bills	0.66%	06/29/2017	50,000	49,892,333
U.S. Treasury Bills	0.62%	07/06/2017	47,000	46,898,693
U.S. Treasury Bills	0.65%	07/06/2017	2,000	1,995,516
U.S. Treasury Bills	0.66%	07/06/2017	3,000	2,993,158
U.S. Treasury Bills	0.60%	07/13/2017	500	498,904
U.S. Treasury Bills	0.62%	07/13/2017	15,000	14,966,221
U.S. Treasury Bills	0.61%	07/20/2017	35,000	34,917,750
U.S. Treasury Bills	0.61%	07/27/2017	7,900	7,880,432
U.S. Treasury Bills	0.63%	08/03/2017	20,000	19,946,568
U.S. Treasury Bills	0.65%	08/17/2017	19,700	19,641,050
U.S. Treasury Bills	0.66%	08/17/2017	2,900	2,891,205

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term  Investments Trust

Treasury Obligations Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills–(continued)
U.S. Treasury Bills	0.65%	08/24/2017	$800	$797,489
U.S. Treasury Bills	0.66%	08/24/2017	35,000	34,889,377
U.S. Treasury Bills	0.68%	08/31/2017	20,000	19,932,256
				1,431,418,526

U.S. Treasury Notes–11.42%
U.S. Treasury Floating Rate Notes(b)	0.71%	04/30/2018	55,000	55,051,631
U.S. Treasury Floating Rate Notes(b)	0.69%	07/31/2018	53,000	53,016,862
U.S. Treasury Floating Rate Notes(b)	0.69%	10/31/2018	35,000	35,001,664
U.S. Treasury Floating Rate Notes(b)	0.66%	01/31/2019	13,000	12,997,488
				156,067,645
TOTAL INVESTMENTS(c)–116.11% (Cost $1,587,486,171)				1,587,486,171
OTHER ASSETS LESS LIABILITIES–(16.11)%				(220,233,692)
NET ASSETS–100.00%				$1,367,252,479

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	10.8%
8-30	31.7
31-60	2.9
61-90	10.8
91-180	30.9
181+	12.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–96.14%
Alabama–3.08%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.69%	07/01/2040	$5,440	$5,440,000

Arizona–2.72%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.65%	01/01/2046	240	240,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.64%	06/15/2031	2,685	2,685,000
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.66%	04/15/2030	1,375	1,375,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.64%	06/15/2031	520	520,000
				4,820,000

California–6.59%
California (State of); Series 2004 A9, Ref. VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.60%	05/01/2034	4,385	4,385,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC–Citibank, N.A.)(a)(b)	0.62%	08/01/2042	2,700	2,700,000
Southern California Metropolitan Water District; Series 2009 A-2, Ref. Floating Rate RB(d)(e)	0.80%	07/10/2017	4,580	4,580,000
				11,665,000

Colorado–7.29%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	02/01/2031	1,063	1,063,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	07/01/2034	1,800	1,800,000
Colorado (State of) Educational Loan Program; Series 2017 B, TRAN	4.00%	06/29/2017	4,000	4,041,428
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.78%	03/01/2017	5,335	5,335,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.66%	07/01/2021	654	654,000
				12,893,428

Delaware–1.75%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.66%	09/01/2036	3,090	3,090,000

District of Columbia–2.38%
District of Columbia Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(f)	0.81%	01/01/2029	1,587	1,587,000
District of Columbia (American University); Series 2006 B, VRD Multimodal RB (LOC–Royal Bank of Canada)(a)(b)	0.64%	10/01/2036	2,625	2,625,000
				4,212,000

Florida–1.75%
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.71%	11/01/2036	1,725	1,725,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co.(The))(a)(b)	0.65%	11/01/2038	1,370	1,370,000
				3,095,000

Georgia–4.03%
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	01/01/2020	750	750,000
Georgia (State of); Series 2015 C, Ref. Unlimited Tax GO Bonds	5.00%	07/01/2017	1,325	1,343,623
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.60%	09/01/2035	3,630	3,630,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term  Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	09/01/2020	$1,400	$1,400,000
				7,123,623

Illinois–4.70%
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.65%	02/01/2042	2,000	2,000,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(f)	0.78%	10/01/2017	200	200,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris, N.A.)(a)(b)	0.70%	09/01/2024	400	400,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.62%	12/01/2046	5,435	5,435,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(f)	0.80%	06/01/2017	270	270,000
				8,305,000

Indiana–9.47%
Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.66%	08/01/2028	2,135	2,135,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	08/01/2037	1,928	1,928,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.70%	06/01/2035	3,553	3,553,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.64%	06/01/2040	3,915	3,915,000
Purdue University; Series 2011 A, VRD COP	0.63%	07/01/2035	4,682	4,681,500
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.66%	10/01/2019	530	530,000
				16,742,500

Massachusetts–0.95%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.64%	10/01/2038	1,685	1,685,000

Michigan–0.72%
Huron Valley School District; Series 2015, Ref. Unlimited Tax GO Bond	5.00%	05/01/2017	800	805,583
Oakland University Board of Trustees; Series 2008, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.64%	03/01/2031	474	474,000
				1,279,583

Minnesota–2.01%
Burnsville (City of) (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP–FNMA)(a)	0.72%	10/15/2033	1,175	1,175,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.67%	01/01/2025	270	270,000
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.73%	11/15/2031	468	468,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.64%	11/01/2035	1,500	1,500,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.64%	10/01/2033	150	150,000
				3,563,000

Mississippi–0.07%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	0.57%	12/01/2030	121	121,000

Missouri–1.22%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.65%	11/01/2037	1,195	1,195,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.72%	12/01/2019	960	960,000
				2,155,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term  Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–0.85%
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.64%	07/01/2038	$1,505	$1,505,000

New York–2.85%
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.65%	11/01/2036	5,050	5,050,000

North Carolina–3.55%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB (a)	0.64%	01/15/2037	4,140	4,140,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.65%	06/01/2017	300	300,000
Raleigh-Durham Airport Authority; Series 2008 C, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.63%	05/01/2036	1,845	1,845,000
				6,285,000

Ohio–3.52%
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.64%	05/01/2026	6,221	6,221,000

Pennsylvania–5.08%
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.64%	03/01/2030	2,795	2,795,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.66%	10/15/2025	3,405	3,405,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.65%	09/01/2028	761	761,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.64%	11/01/2029	1,325	1,325,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(b)	0.65%	07/01/2027	705	705,000
				8,991,000

South Carolina–3.26%
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.65%	11/01/2025	5,765	5,765,000

Texas–16.83%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.67%	08/01/2035	8,638	8,638,000
Houston (City of); Series G-2, GO Commercial Paper Notes	0.75%	03/14/2017	3,600	3,600,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.64%	01/01/2049	5,485	5,485,000
Port Arthur (Port of) Navigation District (Texaco Inc.); Series 1994, Ref. VRD PCR(a)	0.57%	10/01/2024	2,285	2,285,000
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.66%	04/01/2026	415	415,000
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.64%	11/15/2050	3,500	3,500,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.60%	08/01/2025	5,850	5,850,000
				29,773,000

Utah–5.18%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(b)(c)	0.62%	11/01/2024	5,250	5,250,000
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.72%	08/01/2028	260	260,000
Utah Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.69%	04/01/2042	2,900	2,900,000
Utah (State of); Series 2010 A, Unlimited Tax GO Bonds	4.00%	07/01/2017	750	757,948
				9,167,948

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term  Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–0.06%
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.69%	12/01/2019	$100	$100,000

West Virginia–1.64%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.68%	01/01/2034	2,900	2,900,000

Wisconsin–2.44%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.68%	10/01/2042	4,315	4,315,000

Wyoming–2.15%
Sublette (County of) (Exxonmobile); Series 2014, Ref. VRD PCR(a)	0.56%	10/01/2044	3,800	3,800,000
TOTAL INVESTMENTS(g)(h)–96.14% (Cost $170,063,082)				170,063,082
OTHER ASSETS LESS LIABILITIES–3.86%				6,820,128
NET ASSETS–100.00%				$176,883,210

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association

GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds

RB	– Revenue Bonds
Ref.	– Refunding
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 9.3%; other countries less than 5% each: 7.9%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $2,057,000, which represented 1.16% of the Fund’s Net Assets.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
Royal Bank of Canada	5.9%
Texas Permanent School Fund Guarantee Program	5.1

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	91.1%
8-30	2.1
31-60	—
61-90	0.5
91-180	6.3
181+	—

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term  Investments Trust

Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value	$252,499,464	$277,233,310	$9,584,791,621	$11,737,375,311	$1,587,486,171	$170,063,082
Repurchase agreements, at value	69,000,000	48,000,000	10,622,651,673	12,105,668,228	—	—
Total investments, at value	321,499,464	325,233,310	20,207,443,294	23,843,043,539	1,587,486,171	170,063,082
Cash	9,477	—	—	493,323	16,793	79,585
Receivable for:
Investments sold	45,917	140,000	12,811	—	—	6,720,156
Interest	125,896	180,573	9,770,994	8,055,096	88,712	145,384
Fund expenses absorbed	111,831	—	90,869	184,789	20,650	15,576
Investment for trustee deferred compensation and retirement plans	3,518,905	988,248	2,134,474	970,228	125,369	358,339
Other assets	148,820	184,007	149,652	255,053	41,505	50,244
Total assets	325,460,310	326,726,138	20,219,602,094	23,853,002,028	1,587,779,200	177,432,366

Liabilities:
Payable for:
Investments purchased	—	—	298,983,834	793,323	219,914,718	—
Dividends	176,268	196,906	6,112,066	8,448,521	376,402	56,862
Accrued fees to affiliates	5,015	9,073	520,963	347,905	64,421	47,854
Accrued trustees’ and officer’s fees and benefits	4,935	6,391	34,479	35,534	4,351	2,715
Accrued operating expenses	61,917	47,177	153,252	96,168	26,492	37,400
Trustee deferred compensation and retirement plans	4,057,845	1,122,558	2,500,056	1,152,271	140,337	404,325
Total liabilities	4,305,980	1,382,105	308,304,650	10,873,722	220,526,721	549,156
Net assets applicable to shares outstanding	$321,154,330	$325,344,033	$19,911,297,444	$23,842,128,306	$1,367,252,479	$176,883,210

Net assets consist of:
Shares of beneficial interest	$320,827,662	$324,450,566	$19,910,557,388	$23,841,988,693	$1,367,292,153	$177,041,699
Undistributed net investment income	2,544,735	873,178	(21,274)	90,340	(12,543)	(104,955)
Undistributed net realized gain (loss)	(2,268,497)	1,744	761,330	49,273	(27,131)	(53,534)
Net unrealized appreciation	50,430	18,545	—	—	—	—
	$321,154,330	$325,344,033	$19,911,297,444	$23,842,128,306	$1,367,252,479	$176,883,210
Cost of Investments	$321,449,034	$325,214,765	$20,207,443,294	$23,843,043,539	$1,587,486,171	$170,063,082

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term  Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2017

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$291,536,502	$321,019,635	$17,308,731,411	$22,167,128,421	$1,286,771,052	$96,027,354
Private Investment Class	$10,805,664	$2,158,009	$542,127,622	$436,121,219	$1,249,420	$19,581,713
Personal Investment Class	$304,886	$622,147	$151,008,015	$17,085,976	$44,598	$2,002,739
Cash Management Class	$6,803,640	$835,104	$377,094,659	$140,697,992	$1,617,467	$35,696,164
Reserve Class	$1,100,138	$506,124	$156,617,799	$393,479,757	$77,366,115	$21,512,633
Resource Class	$1,341,518	$182,985	$457,602,638	$367,929,940	$193,778	$2,030,468
Corporate Class	$9,261,982	$20,029	$918,115,300	$319,685,001	$10,049	$32,139

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	291,438,043	321,005,127	17,307,443,026	22,166,894,620	1,286,754,820	96,011,386
Private Investment Class	10,802,233	2,157,926	542,086,489	436,116,465	1,249,403	19,578,319
Personal Investment Class	304,790	622,123	150,997,069	17,085,787	44,598	2,002,396
Cash Management Class	6,801,481	835,072	377,065,789	140,696,524	1,617,447	35,690,030
Reserve Class	1,099,785	506,105	156,606,115	393,475,474	77,365,135	21,508,869
Resource Class	1,341,089	182,978	457,567,852	367,925,494	193,777	2,030,120
Corporate Class	9,259,043	20,028	918,041,878	319,681,038	10,049	32,134
Net asset value, offering and redemption price per share for each class	$1.0003	$1.0000	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term  Investments Trust

Statement of Operations

For the six months ended February 28, 2017

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$5,233,498	$2,112,472	$53,049,102	$57,411,604	$2,175,606	$740,579

Expenses:
Advisory fees	1,283,192	511,222	16,684,585	11,165,171	692,482	210,844
Administrative services fees	457,109	195,509	3,908,636	3,922,534	283,334	56,421
Custodian fees	—	5,094	97,559	57,771	4,595	2,640
Distribution fees:
Private Investment Class	88,783	17,888	797,297	706,643	3,165	25,374
Personal Investment Class	9,054	70,200	346,589	42,127	3,359	5,818
Cash Management Class	24,902	14,165	149,838	56,294	969	14,119
Reserve Class	45,447	20,175	714,218	1,777,320	294,526	99,953
Resource Class	1,681	4,320	355,407	279,348	154	1,782
Corporate Class	6,649	2	140,104	55,904	84	5
Transfer agent fees	76,991	30,673	1,001,075	698,507	46,331	9,488
Trustees’ and officers’ fees and benefits	48,872	20,169	217,416	174,023	15,554	18,545
Registration and filing fees	52,301	52,182	69,735	111,529	41,583	43,779
Reports to shareholders	19,801	8,000	36,969	50,240	6,752	5,397
Professional services fees	14,613	26,226	99,506	73,680	22,076	18,744
Other	(2,442)	48,687	154,674	63,026	22,545	23,673
Total expenses	2,126,953	1,024,512	24,773,608	19,234,117	1,437,509	536,582
Less: Fees waived	(445,643)	(352,394)	(3,265,311)	(1,551,785)	(486,914)	(264,600)
Net expenses	1,681,310	672,118	21,508,297	17,682,332	950,595	271,982
Net investment income	3,552,188	1,440,354	31,540,805	39,729,272	1,225,011	468,597

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	284,268	367	600,401	(69,374)	(23,974)	(14,721)
Change in net unrealized appreciation of investment securities	50,430	18,545	—	—	—	—
Net increase in net assets resulting from operations	$3,886,886	$1,459,266	$32,141,206	$39,659,898	$1,201,037	$453,876

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term  Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016
Operations:
Net investment income	$3,552,188	$65,311,251	$1,440,354	$6,158,242
Net realized gain	284,268	647,321	367	1,377
Change in net unrealized appreciation	50,430	—	18,545	—
Net increase in net assets resulting from operations	3,886,886	65,958,572	1,459,266	6,159,619

Distributions to shareholders from net investment income:
Institutional Class	(3,288,088)	(59,772,506)	(1,337,512)	(4,848,718)
Private Investment Class	(55,173)	(183,013)	(12,201)	(213,182)
Personal Investment Class	(1,569)	(40,091)	(25,104)	(164,965)
Cash Management Class	(101,776)	(660,627)	(54,629)	(649,934)
Reserve Class	(4,884)	(87,134)	(4,572)	(53,243)
Resource Class	(2,751)	(15,089)	(6,300)	(32,359)
Corporate Class	(97,947)	(4,552,791)	(36)	(195,841)
Total distributions from net investment income	(3,552,188)	(65,311,251)	(1,440,354)	(6,158,242)

Distributions to shareholders from net realized gains:
Institutional Class	(2,877,921)	—	—	—
Private Investment Class	(90,311)	—	—	—
Personal Investment Class	(5,195)	—	—	—
Cash Management Class	(133,371)	—	—	—
Reserve Class	(25,060)	—	—	—
Resource Class	(1,214)	—	—	—
Corporate Class	(67,014)	—	—	—
Total distributions from net realized gains	(3,200,086)	—	—	—

Share transactions–net:
Institutional Class	(10,127,382,108)	(5,553,230,110)	(1,286,867,086)	(156,797,441)
Private Investment Class	(230,479,086)	(42,171,998)	(138,902,976)	(21,155,334)
Personal Investment Class	(28,937,259)	(86,151,515)	(116,851,999)	(98,600)
Cash Management Class	(243,762,324)	(207,380,539)	(167,035,675)	(315,722,141)
Reserve Class	(99,062,340)	(56,031,914)	(20,968,200)	(28,926,016)
Resource Class	(5,905,110)	(65,429,204)	(16,684,274)	(2,843,872)
Corporate Class	(160,381,733)	(884,537,893)	11,369	(77,034,376)
Net increase (decrease) in net assets resulting from share transactions	(10,895,909,960)	(6,894,933,173)	(1,747,298,841)	(602,577,780)
Net increase (decrease) in net assets	(10,898,775,348)	(6,894,285,852)	(1,747,279,929)	(602,576,403)

Net assets:
Beginning of period	11,219,929,678	18,114,215,530	2,072,623,962	2,675,200,365
End of period*	$321,154,330	$11,219,929,678	$325,344,033	$2,072,623,962
* Includes accumulated undistributed net investment income	$2,544,735	$2,544,735	$873,178	$873,178

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term  Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016
Operations:
Net investment income	$31,540,805	$20,948,253	$39,729,272	$10,802,684
Net realized gain (loss)	600,401	223,426	(69,374)	118,647
Net increase in net assets resulting from operations	32,141,206	21,171,679	39,659,898	10,921,331

Distributions to shareholders from net investment income:
Institutional Class	(29,158,879)	(15,100,629)	(37,855,075)	(8,855,873)
Private Investment Class	(266,446)	(334,722)	(346,586)	(403,391)
Personal Investment Class	(61,765)	(86,109)	(10,608)	(10,692)
Cash Management Class	(406,253)	(3,039,766)	(200,947)	(218,373)
Reserve Class	(80,430)	(62,197)	(282,369)	(263,352)
Resource Class	(347,015)	(274,847)	(374,666)	(73,436)
Corporate Class	(1,220,017)	(2,049,983)	(659,021)	(977,567)
Total distributions from net investment income	(31,540,805)	(20,948,253)	(39,729,272)	(10,802,684)

Share transactions–net:
Institutional Class	(2,560,248,364)	12,017,922,118	11,450,425,188	6,496,754,225
Private Investment Class	(17,917,744)	98,893,095	95,251,977	(81,684,720)
Personal Investment Class	28,180,755	(39,231,210)	9,578,678	(29,659,491)
Cash Management Class	(26,341,411)	(4,900,693,362)	(9,404,853)	(72,740,853)
Reserve Class	(2,513,453)	123,516,873	77,597,921	8,359,709
Resource Class	(25,343,593)	158,444,863	272,238,974	(2,217,786)
Corporate Class	(255,166,002)	(597,367,186)	3,245,168	(314,733,978)
Net increase (decrease) in net assets resulting from share transactions	(2,859,349,812)	6,861,485,191	11,898,933,053	6,004,077,106
Net increase (decrease) in net assets	(2,858,749,411)	6,861,708,617	11,898,863,679	6,004,195,753

Net assets:
Beginning of period	22,770,046,855	15,908,338,238	11,943,264,627	5,939,068,874
End of period*	$19,911,297,444	$22,770,046,855	$23,842,128,306	$11,943,264,627
* Includes accumulated undistributed net investment income	$(21,274)	$(21,274)	$90,340	$90,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term  Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2017 and the year ended August 31,2016

(Unaudited)

	Treasury Obligations Portfolio		Tax-Free Cash Reserve Portfolio
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016
Operations:
Net investment income	$1,225,011	$188,034	$468,597	$702,207
Net realized gain (loss)	(23,974)	15,288	(14,721)	5,988
Net increase in net assets resulting from operations	1,201,037	203,322	453,876	708,195

Distributions to shareholders from net investment income:
Institutional Class	(1,182,978)	(78,969)	(316,194)	(628,540)
Private Investment Class	(1,453)	(5,685)	(33,839)	(18,929)
Personal Investment Class	(689)	(2,859)	(3,250)	(1,951)
Cash Management Class	(2,026)	(43,887)	(74,728)	(33,087)
Reserve Class	(37,370)	(51,534)	(36,391)	(16,951)
Resource Class	(134)	(2,214)	(4,119)	(1,923)
Corporate Class	(361)	(2,886)	(76)	(826)
Total distributions from net investment income	(1,225,011)	(188,034)	(468,597)	(702,207)

Share transactions–net:
Institutional Class	1,165,631,320	15,581,368	(354,742,419)	(5,243,578)
Private Investment Class	(4,911,643)	177,746	(4,887,524)	(6,001,459)
Personal Investment Class	(2,562,800)	652,387	(394,314)	(1,226,815)
Cash Management Class	(29,769,295)	(13,633,574)	5,021,679	(20,346,066)
Reserve Class	40,731,958	30,758,077	(24,426)	(239,848)
Resource Class	118	(2,177,935)	(380,453)	(2,115,602)
Corporate Class	(2,933,772)	(25,066,209)	70	(26,445,210)
Net increase (decrease) in net assets resulting from share transactions	1,166,185,886	6,291,860	(355,407,387)	(61,618,578)
Net increase (decrease) in net assets	1,166,161,912	6,307,148	(355,422,108)	(61,612,590)

Net assets:
Beginning of period	201,090,567	194,783,419	532,305,318	593,917,908
End of period *	$1,367,252,479	$201,090,567	$176,883,210	$532,305,318
* Includes accumulated undistributed net investment income	$(12,543)	$(12,543)	$(104,955)	$(104,955)

Notes to Financial Statements

February 28, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio (formerly Government TaxAdvantage Portfolio) and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Treasury Obligations Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Liquid Assets Portfolio and STIC Prime Portfolio, both institutional money market funds, began to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based

29                         Short-Term  Investments Trust

values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Liquid Assets Portfolio and STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Liquid Assets Portfolio determines its NAV per share multiple times each day.

Treasury Portfolio, Government & Agency Portfolio, and Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Treasury Portfolio, Government & Agency Portfolio, and Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Liquid Asset Portfolio’s and STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio, and Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

30                         Short-Term  Investments Trust

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

31                         Short-Term  Investments Trust

For the six months ended February 28, 2017, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Treasury Obligations Portfolio	0.14%
Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended February 28, 2017, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$410,566	$—
STIC Prime Portfolio	284,295	—
Treasury Portfolio	2,201,591	—
Government & Agency Portfolio	—	—
Treasury Obligations Portfolio	229,513	—
Tax-Free Cash Reserve Portfolio	170,645	—

Voluntary fee waivers for the six months ended February 28, 2017 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$2,312	$3,843	N/A	$28,922	N/A	N/A
STIC Prime Portfolio	6,443	45,963	N/A	15,651	$42	N/A
Treasury Portfolio	268,452	219,024	N/A	545,861	30,383	N/A
Government & Agency Portfolio	205,332	24,194	N/A	1,315,893	6,366	N/A
Treasury Obligations Portfolio	2,307	3,077	$514	251,408	76	$19
Tax-Free Cash Reserve Portfolio	8,731	3,754	1,247	79,875	348	N/A

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

32                         Short-Term  Investments Trust

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2017, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2017, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$498,250,427	$509,600,329	$—
STIC Prime Portfolio	187,984,805	202,226,502	—
Tax-Free Cash Reserve Portfolio	234,700,564	455,097,214	—

33                         Short-Term  Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2016 which expires as follows:

	Short-Term			Long-Term	Total*
Fund	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Treasury Obligations Portfolio	$—	$—	$3,159	$—	$3,159
Tax-Free Cash Reserve Portfolio	8,740	30,074	—	—	38,814

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2017
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Treasury Portfolio	$20,207,749,634	$—	$(306,340)	$(306,340)

*	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

34                         Short-Term  Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)(b)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	8,636,572,068	$8,636,696,253	206,922,537,697	$206,922,537,697
Private Investment Class	73,675,853	73,675,862	1,086,367,896	1,086,367,896
Personal Investment Class	8,178,437	8,178,627	147,332,561	147,332,561
Cash Management Class	315,185,594	315,189,645	3,527,556,735	3,527,556,735
Reserve Class	3,679,215	3,679,395	312,834,642	312,834,642
Resource Class	131,512	131,513	54,658,208	54,658,208
Corporate Class	229,992,915	230,006,196	12,789,032,744	12,789,032,744

Issued as reinvestment of dividends:
Institutional Class	3,612,258	3,612,403	16,030,218	16,030,218
Private Investment Class	23,725	23,727	51,160	51,160
Personal Investment Class	4,941	4,941	33,213	33,213
Cash Management Class	66,920	66,923	325,885	325,885
Reserve Class	34,020	34,020	78,372	78,372
Resource Class	4,320	4,320	14,018	14,018
Corporate Class	105,181	105,188	699,998	699,998

Reacquired:
Institutional Class	(18,767,392,641)	(18,767,690,764)	(212,491,798,025)	(212,491,798,025)
Private Investment Class	(304,159,753)	(304,178,675)	(1,128,591,054)	(1,128,591,054)
Personal Investment Class	(37,119,877)	(37,120,827)	(233,517,289)	(233,517,289)
Cash Management Class	(559,012,820)	(559,018,892)	(3,735,263,159)	(3,735,263,159)
Reserve Class	(102,775,450)	(102,775,755)	(368,944,928)	(368,944,928)
Resource Class	(6,040,857)	(6,040,943)	(120,101,430)	(120,101,430)
Corporate Class	(390,456,216)	(390,493,117)	(13,674,270,635)	(13,674,270,635)
Net increase (decrease) in share activity	(10,895,690,655)	$(10,895,909,960)	(6,894,933,173)	$(6,894,933,173)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, Liquid Assets Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

35                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)(b)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	655,894,743	$655,926,204	4,966,861,188	$4,966,861,188
Private Investment Class	32,471,499	32,471,503	1,446,777,172	1,446,777,172
Personal Investment Class	118,187,308	118,187,309	677,491,586	677,491,586
Cash Management Class	130,898,214	130,898,218	2,194,654,168	2,194,654,168
Reserve Class	12,102,644	12,102,696	400,019,801	400,019,801
Resource Class	54,161,912	54,161,918	96,121,190	96,121,190
Corporate Class	19,999	20,000	518,160,731	518,160,731

Issued as reinvestment of dividends:
Institutional Class	561,735	561,770	1,393,044	1,393,044
Private Investment Class	7,432	7,432	78,349	78,349
Personal Investment Class	15,098	15,098	70,680	70,680
Cash Management Class	77,613	77,613	217,106	217,106
Reserve Class	6,557	6,557	50,303	50,303
Resource Class	8,241	8,241	25,322	25,322
Corporate Class	3,548	3,548	148,537	148,537

Reacquired:
Institutional Class	(1,943,307,435)	(1,943,355,060)	(5,125,051,673)	(5,125,051,673)
Private Investment Class	(171,380,975)	(171,381,911)	(1,468,010,855)	(1,468,010,855)
Personal Investment Class	(235,054,362)	(235,054,406)	(677,660,866)	(677,660,866)
Cash Management Class	(298,011,468)	(298,011,506)	(2,510,593,415)	(2,510,593,415)
Reserve Class	(33,077,282)	(33,077,453)	(428,996,120)	(428,996,120)
Resource Class	(70,853,530)	(70,854,433)	(98,990,384)	(98,990,384)
Corporate Class	(12,179)	(12,179)	(595,343,644)	(595,343,644)
Net increase (decrease) in share activity	(1,747,280,688)	$(1,747,298,841)	(602,577,780)	$(602,577,780)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 96% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, STIC Prime Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

36                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	49,873,953,809	$49,873,953,809	37,473,899,000	$37,473,899,000
Private Investment Class	721,092,411	721,092,411	1,884,005,414	1,884,005,414
Personal Investment Class	485,120,727	485,120,727	980,594,144	980,594,144
Cash Management Class	1,054,669,980	1,054,669,980	14,484,295,170	14,484,295,170
Reserve Class	133,540,692	133,540,692	316,250,840	316,250,840
Resource Class	237,666,579	237,666,579	575,238,582	575,238,582
Corporate Class	4,935,948,006	4,935,948,006	20,782,139,048	20,782,139,048

Issued as reinvestment of dividends:
Institutional Class	4,721,818	4,721,818	5,368,737	5,368,737
Private Investment Class	51,815	51,815	43,130	43,130
Personal Investment Class	56,509	56,509	76,479	76,479
Cash Management Class	299,878	299,878	266,775	266,775
Reserve Class	77,366	77,366	50,478	50,478
Resource Class	86,698	86,698	52,190	52,190
Corporate Class	1,035,739	1,035,739	1,013,151	1,013,151

Reacquired:
Institutional Class	(52,438,923,991)	(52,438,923,991)	(25,461,345,619)	(25,461,345,619)
Private Investment Class	(739,061,970)	(739,061,970)	(1,785,155,449)	(1,785,155,449)
Personal Investment Class	(456,996,481)	(456,996,481)	(1,019,901,833)	(1,019,901,833)
Cash Management Class	(1,081,311,269)	(1,081,311,269)	(19,385,255,307)	(19,385,255,307)
Reserve Class	(136,131,511)	(136,131,511)	(192,784,445)	(192,784,445)
Resource Class	(263,096,870)	(263,096,870)	(416,845,909)	(416,845,909)
Corporate Class	(5,192,149,747)	(5,192,149,747)	(21,380,519,385)	(21,380,519,385)
Net increase (decrease) in share activity	(2,859,349,812)	$(2,859,349,812)	6,861,485,191	$6,861,485,191

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 24% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

37                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	93,762,456,439	$93,762,456,439	54,569,434,166	$54,569,434,166
Private Investment Class	710,764,705	710,764,705	1,458,232,071	1,458,232,071
Personal Investment Class	38,924,434	38,924,434	71,882,635	71,882,635
Cash Management Class	422,434,849	422,434,849	2,062,748,073	2,062,748,073
Reserve Class	594,159,166	594,159,166	713,745,281	713,745,281
Resource Class	1,525,352,649	1,525,352,649	678,959,358	678,959,358
Corporate Class	2,236,255,213	2,236,255,213	3,670,809,701	3,670,809,701

Issued as reinvestment of dividends:
Institutional Class	4,862,405	4,862,405	1,972,829	1,972,829
Private Investment Class	98,906	98,906	116,496	116,496
Personal Investment Class	3,711	3,711	—	—
Cash Management Class	112,181	112,181	59,978	59,978
Reserve Class	192,197	192,197	149,381	149,381
Resource Class	176,761	176,761	16,833	16,833
Corporate Class	405,059	405,059	458,600	458,600

Reacquired:
Institutional Class	(82,316,893,656)	(82,316,893,656)	(48,074,652,770)	(48,074,652,770)
Private Investment Class	(615,611,634)	(615,611,634)	(1,540,033,287)	(1,540,033,287)
Personal Investment Class	(29,349,467)	(29,349,467)	(101,542,126)	(101,542,126)
Cash Management Class	(431,951,883)	(431,951,883)	(2,135,548,904)	(2,135,548,904)
Reserve Class	(516,753,442)	(516,753,442)	(705,534,953)	(705,534,953)
Resource Class	(1,253,290,436)	(1,253,290,436)	(681,193,977)	(681,193,977)
Corporate Class	(2,233,415,104)	(2,233,415,104)	(3,986,002,279)	(3,986,002,279)
Net increase in share activity	11,898,933,053	$11,898,933,053	6,004,077,106	$6,004,077,106

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 29% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

38                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

Treasury Obligations Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,562,141,539	$1,562,141,539	475,968,821	$475,968,821
Private Investment Class	1,583,283	1,583,283	9,868,856	9,868,856
Personal Investment Class	1,567,680	1,567,680	11,195,355	11,195,355
Cash Management Class	—	—	37,314,802	37,314,802
Reserve Class	102,470,204	102,470,204	142,035,205	142,035,205
Resource Class	118	118	196	196
Corporate Class	659,929	659,929	14,372,709	14,372,709

Issued as reinvestment of dividends:
Institutional Class	20,345	20,345	43,479	43,479
Private Investment Class	1,337	1,337	2,495	2,495
Cash Management Class	3,678	3,678	42,181	42,181
Reserve Class	30,715	30,715	48,377	48,377
Resource Class	—	—	2,027	2,027
Corporate Class	272	272	3,097	3,097

Reacquired:
Institutional Class	(396,530,564)	(396,530,564)	(460,430,932)	(460,430,932)
Private Investment Class	(6,496,263)	(6,496,263)	(9,693,605)	(9,693,605)
Personal Investment Class	(4,130,480)	(4,130,480)	(10,542,968)	(10,542,968)
Cash Management Class	(29,772,973)	(29,772,973)	(50,990,557)	(50,990,557)
Reserve Class	(61,768,961)	(61,768,961)	(111,325,505)	(111,325,505)
Resource Class	—	—	(2,180,158)	(2,180,158)
Corporate Class	(3,593,973)	(3,593,973)	(39,442,015)	(39,442,015)
Net increase in share activity	1,166,185,886	$1,166,185,886	6,291,860	$6,291,860

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 10% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 87% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

39                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	147,610,254	$147,610,254	1,024,153,591	$1,024,153,591
Private Investment Class	16,047,764	16,047,764	41,102,729	41,102,729
Personal Investment Class	2,004,667	2,004,667	2,880,498	2,880,498
Cash Management Class	34,034,380	34,034,380	51,239,007	51,239,007
Reserve Class	31,658,070	31,658,070	53,662,145	53,662,145
Resource Class	34,216	34,216	80,556	80,556
Corporate Class	32,101	32,101	1,175,406	1,175,406

Issued as reinvestment of dividends:
Institutional Class	92,655	92,655	70,780	70,780
Private Investment Class	27,549	27,549	15,014	15,014
Personal Investment Class	2,395	2,395	11	11
Cash Management Class	57,862	57,862	13,782	13,782
Reserve Class	31,962	31,962	14,449	14,449
Resource Class	3,816	3,816	1,634	1,634
Corporate Class	73	73	1,040	1,040

Reacquired:
Institutional Class	(502,445,328)	(502,445,328)	(1,029,467,949)	(1,029,467,949)
Private Investment Class	(20,962,837)	(20,962,837)	(47,119,202)	(47,119,202)
Personal Investment Class	(2,401,376)	(2,401,376)	(4,107,324)	(4,107,324)
Cash Management Class	(29,070,563)	(29,070,563)	(71,598,855)	(71,598,855)
Reserve Class	(31,714,458)	(31,714,458)	(53,916,442)	(53,916,442)
Resource Class	(418,485)	(418,485)	(2,197,792)	(2,197,792)
Corporate Class	(32,104)	(32,104)	(27,621,656)	(27,621,656)
Net increase (decrease) in share activity	(355,407,387)	$(355,407,387)	(61,618,578)	$(61,618,578)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 87% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

40                         Short-Term  Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Cash Management Class

	Net asset value, beginning of period	Net investment income (a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/28/17	$1.00	$0.0017	$0.0015	$0.0032	$(0.0024)	$(0.0005)	$(0.0029)	$1.0003	0.29%	$6,804	0.26	%(c)	0.31	%(c)	0.35	%(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.25	250,643	0.23		0.28		0.26
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	458,001	0.20		0.27		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	684,446	0.19		0.27		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	744,301	0.21		0.27		0.05
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.07	785,901	0.22		0.28		0.07
STIC Prime Portfolio
Six months ended 02/28/17	1.00	0.0018	0.0002	0.0020	(0.0020)	—	(0.0020)	1.0000	0.20	835	0.26	(c)	0.34	(c)	0.36	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.20	167,872	0.19		0.30		0.21
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	483,595	0.07		0.29		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	453,771	0.06		0.29		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	451,190	0.11		0.29		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	358,387	0.15		0.30		0.05
Treasury Portfolio
Six months ended 02/28/17	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	377,095	0.26	(c)	0.28	(c)	0.22	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.10	403,424	0.19		0.28		0.12
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	5,304,331	0.06		0.27		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	7,597,812	0.04		0.27		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	6,226,819	0.09		0.28		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,929,501	0.08		0.28		0.02
Government & Agency Portfolio
Six months ended 02/28/17	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.14	140,698	0.23	(c)	0.23	(c)	0.28	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.13	150,104	0.18		0.24		0.15
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	222,853	0.08		0.23		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	469,858	0.06		0.23		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	635,001	0.11		0.24		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	673,598	0.10		0.23		0.03
Treasury Obligations Portfolio
Six months ended 02/28/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.08	1,617	0.21	(c)	0.30	(c)	0.22	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	31,390	0.16		0.46		0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	45,026	0.00		0.43		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	48,104	0.02		0.39		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	31,553	0.06		0.30		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	33,449	0.07		0.32		0.02
Tax-Free Cash Reserve Portfolio
Six months ended 02/28/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.21	35,696	0.28	(c)	0.45	(c)	0.42	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	30,671	0.13		0.41		0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	51,018	0.03		0.41		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	60,722	0.04		0.40		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	107,926	0.10		0.40		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	76,483	0.13		0.40		0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $62,770, $35,706, $377,700, $141,901, $2,441 and $35,591 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

41                         Short-Term  Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Cash Management Class	Beginning Account Value (09/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/17)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/17)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,002.90	$1.29	$1,023.51	$1.30	0.26%
STIC Prime Portfolio	1,000.00	1,002.00	1.29	1,023.51	1.30	0.26
Treasury Portfolio	1,000.00	1,001.10	1.29	1,023.51	1.30	0.26
Government & Agency Portfolio	1,000.00	1,001.40	1.14	1,023.65	1.15	0.23
Treasury Obligations Portfolio	1,000.00	1,000.80	1.04	1,023.75	1.05	0.21
Tax-Free Cash Reserve Portfolio	1,000.00	1,002.10	1.39	1,023.41	1.40	0.28

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2016, through February 28, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

42                         Short-Term  Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-3	04182017	1018

Semiannual Report to Shareholders	February 28, 2017

Resource Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Treasury Obligations Portfolio

Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
24	Financial Statements
29	Notes to Financial Statements
41	Financial Highlights
42	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2017, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Resource Class data as of 2/28/17
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets[1]	3 - 32 days	21 days	39 days	$1.3 million
STIC Prime[1]	3 - 19 days	11 days	11 days	183.0 thousand
Treasury[2]	37 - 54 days	44 days	104 days	457.6 million
Government & Agency[2]	32 - 50 days	37 days	111 days	367.9 million
Treasury Obligations[2]	15 - 58 days	49 days	100 days	193.8 thousand
Tax-Free Cash Reserve[3]	10 -19 days	11 days	15 days	2.0 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide fInancial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Money market investors cheered when the US Federal Reserve (the Fed) unanimously raised its federal funds target rate in December 2016 – just the second increase since 2006. The Fed raised this key rate from a range of 0.25% to 0.50% to a range of 0.50% to 0.75%.[1]

    The Fed’s decision was based on evidence of a strengthening US economy – specifically, a stronger labor market and inflation moving closer to the Fed’s target levels. Fed-watchers suggested that a strengthening US economy, as well as the proposed spending, tax and regulatory policies of the Trump administration, could cause the Fed to accelerate future interest rate hikes. Raising rates sooner rather than later would provide the Fed with greater dexterity to respond to higher-than-projected economic growth in the future.

    At the close of the reporting period, most major global economies continued to maintain interest rates at, near or below zero in an effort to fuel inflation and spur economic growth. Many major central banks, including the European Central Bank, the Bank of England and the Bank of Japan, all cut rates during 2016.

    During the reporting period, the US money market fund industry fully implemented reform measures in October that had been announced by the US Securities and Exchange Commission in 2014. Invesco is pleased to report that we successfully implemented required money market reform policies on October 12, 2016.

    For Invesco’s money market fund professionals, safety is of paramount importance in the investment process. Their conservative investment philosophy has always focused on providing principal preservation, liquidity, and return – in that order – to our money market fund investors. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1	Source: US Federal Reserve

3	Short-Term Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–36.86%(a)
Asset-Backed Securities — Fully Supported–6.53%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	0.90%	03/06/2017	$6,000	$5,999,289
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.15%	04/07/2017	5,000	4,995,661
Kells Funding LLC (CEP–FMS Wertmanagement)(c)	1.00%	05/26/2017	5,000	4,987,917
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.43%	07/05/2017	5,000	4,979,186
				20,962,053

Asset-Backed Securities — Fully Supported Bank–16.52%
Anglesea Funding LLC (Multi–CEP’s)(b)(c)	0.93%	04/10/2017	5,000	4,995,239
Anglesea Funding LLC (Multi–CEP’s)(b)(c)	1.10%	04/03/2017	5,000	4,996,203
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(c)	1.10%	04/07/2017	5,000	4,995,662
Cedar Springs Capital Co. LLC (CEP–UBS AG)(b)(c)	0.82%	03/01/2017	4,578	4,577,886
Ebury Finance LLC (Multi–CEP’s)(b)(c)	0.70%	03/01/2017	7,500	7,499,856
Institutional Secured Funding Ltd. (Multi–CEP’s)(b)(c)	0.90%	03/06/2017	5,000	4,999,407
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.94%	03/03/2017	5,000	4,999,709
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(b)(c)	0.95%	03/09/2017	7,000	6,998,597
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.80%	03/14/2017	5,000	4,998,559
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.80%	03/28/2017	4,000	3,997,548
				53,058,666

Asset-Backed Securities — Multi-Purpose–1.55%
Versailles Commercial Paper LLC(b)	1.08%	05/16/2017	5,000	4,986,846

Diversified Banks–9.49%
Bank of Nova Scotia(b)(c)	1.08%	04/13/2017	3,000	2,997,261
BPCE S.A.(b)(c)	1.21%	05/09/2017	6,000	5,990,224
Erste Abwicklungsanstalt(b)(c)(d)	1.13%	03/21/2017	5,000	5,001,255
Mizuho Bank, Ltd.(c)	1.08%	04/13/2017	5,000	4,995,465
National Bank of Abu Dhabi PJSC(b)(c)	0.76%	03/07/2017	7,500	7,499,074
NRW Bank(b)(c)	1.05%	04/18/2017	4,000	3,995,949
				30,479,228

Other Diversified Financial Services–0.93%
ABN AMRO Funding USA LLC(b)(c)	1.07%	06/07/2017	3,000	2,990,480

Regional Banks–1.09%
ASB Finance Ltd.(b)(c)	1.00%	06/01/2017	3,500	3,491,881

Specialized Finance–0.75%
CDP Financial Inc.(c)	0.96%	04/05/2017	2,400	2,398,404
Total Commercial Paper (Cost $118,350,414)				118,367,558

Variable Rate Demand Notes–24.06%(e)
Credit Enhanced–24.06%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	0.67%	08/01/2035	2,212	2,212,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.75%	07/01/2038	4,445	4,445,000
Columbus (City of), Ohio Regional Airport Authority (FlightSafety International Inc.); Series 2015 A, VRD RB (CEP–Berkshire Hathaway Inc.)	0.68%	04/01/2035	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term  Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.66%	07/01/2021	$881	$881,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(f)	0.74%	08/01/2030	4,700	4,700,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(c)(f)	0.70%	06/01/2035	3,590	3,590,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.74%	04/01/2047	9,600	9,599,999
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.66%	04/15/2030	140	140,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.77%	03/01/2039	10,055	10,055,000
Memphis (City of), Tennessee Health, Educational and Housing Facility Board (Ashland Lakes Apartments); Series 2006 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.71%	08/01/2041	9,000	9,000,000
Minnetonka (City of), Minnesota (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.73%	11/15/2031	2,285	2,285,000
New York (State of) Housing Finance Agency (605 West 42nd Street Housing);
Series 2014 A, VRD RB (LOC–Bank of China Ltd.)(f)	0.76%	05/01/2048	7,100	7,100,000
Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.10%	05/01/2048	1,200	1,200,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.19%	11/01/2049	4,000	4,000,000
Pinellas (County of), Florida Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(f)	0.65%	11/01/2038	5,945	5,945,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.90%	07/01/2040	1,820	1,820,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.66%	10/01/2019	310	310,000
Total Variable Rate Demand Notes (Cost $77,282,999)				77,282,999

Certificates of Deposit–13.96%
Canadian Imperial Bank of Commerce(c)(d)	1.23%	07/21/2017	4,000	4,002,975
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)(d)	1.46%	10/25/2017	8,000	8,018,158
Mitsubishi UFJ Trust & Banking Corp.(c)	1.10%	04/13/2017	5,000	5,001,933
Nordea Bank AB(c)	0.56%	03/01/2017	11,811	11,811,488
Norinchukin Bank (The)(b)(c)	1.03%	05/16/2017	7,000	7,001,291
Wells Fargo Bank, N.A.(d)	1.32%	01/19/2018	5,000	5,005,580
Westpac Banking Corp.(c)(d)	1.28%	01/05/2018	4,000	4,003,424
Total Certificates of Deposit (Cost $44,811,632)				44,844,849

Notes–3.74%
Bank of Nova Scotia, Sr. Unsec. Global Floating Rate Notes(c)(d)	1.32%	04/11/2017	7,000	7,003,437
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), Sr. Unsec. Notes(b)(c)	1.20%	03/10/2017	5,000	5,000,621
Total Notes (Cost $12,003,989)				12,004,058
TOTAL INVESTMENTS (excluding Repurchase Agreements)–78.62% (Cost $252,449,034)				252,499,464

			Repurchase Amount

Repurchase Agreements–21.49%(g)
BMO Capital Markets Corp., agreement dated 02/28/2017, maturing value of $5,000,106 (collateralized by domestic and foreign corporate obligations valued at $5,250,000; 0%-5.50%, 03/13/2017-09/15/2040)(c)	0.76%	03/01/2017	5,000,106	5,000,000
Citigroup Global Markets Inc., open agreement dated 01/25/2017 (collateralized by foreign corporate obligations valued at $4,590,001; 0%-5.63%, 08/09/2017-02/21/2047)(h)	1.55%	—	—	4,500,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/22/2017, maturing value of $16,002,427 (collateralized by a domestic agency mortgage-backed security valued at $16,800,886; 0.80%, 05/25/2047)(c)(i)	0.78%	03/01/2017	16,002,427	16,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term  Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, agreement dated 02/28/2017, maturing value of $16,000,396 (collateralized by a domestic corporate obligation and a foreign corporate obligation valued at $17,011,891; 4.88%-6.50%, 04/30/2020-12/15/2043)(c)	0.89%	03/01/2017	$16,000,396	$16,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/02/2017, maturing value of $7,500,000 (collateralized by a domestic corporate obligation valued at $7,875,001; 0%, 03/01/2017)	1.58%	05/03/2017	7,500,000	7,500,000
RBC Capital Markets LLC, term agreement dated 02/22/2017, maturing value of $15,000,000 (collateralized by municipal obligations valued at $15,750,000; 0%-5.25%, 05/01/2022-05/15/2115)(c)(i)	0.99%	04/21/2017	15,000,000	15,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2017, maturing value of $5,000,106 (collateralized by foreign corporate obligations valued at $5,100,000; 1.13%-2.75%, 04/12/2019-01/19/2027)	0.76%	03/01/2017	5,000,106	5,000,000
Total Repurchase Agreements (Cost $69,000,000)				69,000,000
TOTAL INVESTMENTS(j)(k)–100.11% (Cost $321,449,034)				321,499,464
OTHER ASSETS LESS LIABILITIES–(0.11)%				(345,134)
NET ASSETS–100.00%				$321,154,330

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FNMA	– Federal National Mortgage Association
GO	– General Obligation

LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding

Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $122,592,021, which represented 38.17% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 11.7%; Japan: 11.4%; Canada: 11.3%; France: 9.0%; Germany: 6.9%; Switzerland: 6.4%; other countries less than 5% each: 15.0%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	56.5%
8-30	8.1
31-60	14.4
61-90	9.5
91-180	6.2
181+	5.3

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–45.49%(a)
Asset-Backed Securities — Fully Supported–12.60%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	0.90%	03/06/2017	$18,000	$17,997,867
Kells Funding LLC (CEP–FMS Wertmanagement)(c)	0.90%	03/17/2017	8,000	7,997,273
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	0.90%	03/01/2017	15,000	14,999,712
				40,994,852

Asset-Backed Securities — Fully Supported Bank–17.44%
Albion Capital LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b) (c)	0.90%	04/20/2017	6,000	5,993,880
Anglesea Funding LLC (Multi–CEP’s)(b)(c)	0.98%	03/03/2017	15,000	14,999,169
Institutional Secured Funding Ltd. (Multi–CEP’s)(b)(c)	0.90%	03/06/2017	10,000	9,998,815
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.94%	03/03/2017	15,000	14,999,126
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC) (b)(c)	0.80%	03/14/2017	5,000	4,998,559
Working Capital Management Co., L.P. (CEP–Mizuho Corporate Bank, Ltd.)(b)(c)	0.82%	03/23/2017	5,760	5,757,159
				56,746,708

Asset-Backed Securities — Multi-Purpose–8.10%
Chariot Funding LLC(b)	0.82%	03/06/2017	4,000	3,999,526
CRC Funding LLC(b)	0.87%	03/01/2017	5,357	5,356,897
Nieuw Amsterdam Receivables Corp.(b)(c)	0.84%	03/09/2017	10,000	9,998,258
Versailles Commercial Paper LLC(b)	0.90%	04/24/2017	7,000	6,987,937
				26,342,618

Diversified Banks–7.35%
DBS Bank Ltd.(b)(c)	0.86%	04/10/2017	10,000	9,991,994
J.P. Morgan Securities LLC	0.86%	03/03/2017	3,925	3,924,784
NRW Bank(b)(c)	0.81%	04/03/2017	10,000	9,993,039
				23,909,817
Total Commercial Paper (Cost $147,992,975)				147,993,995

Variable Rate Demand Notes–19.75%(d)
Credit Enhanced–19.75%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.85%	06/01/2029	4,235	4,235,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.81%	09/01/2019	4,500	4,500,000
Boulder (County of), Colorado (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.72%	02/01/2031	326	326,000
Capital Area Housing Finance Corp. (Cypress Creek at River Bend Apartments); Series 2006, VRD MFH RB (LOC–Citibank N.A.)(e)	0.72%	10/01/2039	8,290	8,290,000
Columbus (City of), Ohio Regional Airport Authority (FlightSafety International Inc.); Series 2015 A, VRD RB (CEP–Berkshire Hathaway Inc.)	0.68%	04/01/2035	3,930	3,930,000
Fulton (County of), Georgia Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.72%	01/01/2020	127	127,000
Jets Stadium Development, LLC; Series 2007 A-4, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(e)	0.74%	04/01/2047	5,000	5,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(e)	0.73%	05/01/2037	19,980	19,980,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(b)(e)	0.81%	01/01/2033	5,400	5,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term  Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Mobile (County of), Alabama Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(c)(e)	0.69%	07/01/2040	$5,666	$5,666,000
New York (State of) Housing Finance Agency (605 West 42nd Street Housing); Series 2014 A, VRD RB (LOC–Bank of China Ltd.)(e)	0.76%	05/01/2048	6,800	6,800,000
Total Variable Rate Demand Notes (Cost $64,254,000)				64,254,000

Certificates of Deposit–12.22%
Abbey National Treasury Services PLC(c)	0.67%	03/03/2017	10,000	9,999,962
DZ Bank AG Duetsche Zentral-Genossenschaftsbank(c)	1.03%	04/13/2017	2,000	2,000,395
Mitsubishi UFJ Trust and Banking Corp.(c)	1.25%	03/15/2017	8,200	8,201,848
Nordea Bank AB(c)	0.56%	03/01/2017	4,032	4,032,448
Norinchukin Bank (The)(c)	1.22%	03/27/2017	4,000	4,001,473
Toronto-Dominion Bank (The)(c)	0.93%	03/02/2017	5,000	5,000,088
Toronto-Dominion Bank (The)(c)	1.08%	03/17/2017	6,500	6,501,331
Total Certificates of Deposit (Cost $39,735,790)				39,737,545

U.S. Government Sponsored Agency Securities–7.76%
Overseas Private Investment Corp. (OPIC)–7.76%(d)
Unsec. Gtd. VRD COP	0.67%	09/15/2022	10,000	10,006,250
Unsec. Gtd. VRD COP	0.67%	09/20/2022	4,000	4,002,500
Unsec. Gtd. VRD COP	0.68%	05/15/2030	11,232	11,239,020
Total U.S. Government Sponsored Agency Securities (Cost $25,232,000)				25,247,770
TOTAL INVESTMENTS (excluding Repurchase Agreements)–85.22% (Cost $277,214,765)				277,233,310

			Repurchase Amount
Repurchase Agreements–14.75%(f)
Credit Suisse Securities (USA) LLC, term agreement dated 02/22/2017, maturing value of $19,002,882 (collateralized by a domestic agency mortgage-backed security valued at $19,951,479; 0.80%, 05/25/2047)(g)	0.78%	03/01/2017	19,002,882	19,000,000
ING Financial Markets, LLC, agreement dated 02/28/2017, maturing value of $10,000,247 (collateralized by a domestic agency mortgage-backed security and a domestic corporate obligation valued at $10,363,095; 0.88%-4.88%, 10/26/2017-12/15/2043)	0.89%	03/01/2017	10,000,247	10,000,000
RBC Capital Markets LLC, term agreement dated 02/22/2017, maturing value of $19,000,000 (collateralized by municipal obligations valued at $19,950,001; 0.66%-8.22%, 10/01/2021-05/15/2115)(g)	0.99%	04/21/2017	19,000,000	19,000,000
Total Repurchase Agreements (Cost $48,000,000)				48,000,000
TOTAL INVESTMENTS(h)(i)–99.97% (Cost $325,214,765)				325,233,310
OTHER ASSETS LESS LIABILITIES–0.03%				110,723
NET ASSETS–100.00%				$325,344,033

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
RN	– Revenue Notes
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term  Investments Trust

STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $146,471,938, which represented 45.02% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 13.8%; Japan: 13.5%; France: 10.1%; Canada: 9.4%; Germany: 6.2%; Switzerland: 5.8%; other countries less than 5% each: 10.7%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Sumitomo Mitisui Banking Corp.	6.2%
PNC Bank, N.A.	6.1
Societe Generale S.A.	5.5

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	71.2%
8-30	18.0
31-60	10.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Treasury Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–48.14%
U.S. Treasury Bills–26.97%(a)
U.S. Treasury Bills	0.50%	04/13/2017	$300,000	$299,822,625
U.S. Treasury Bills	0.59%	04/27/2017	124,000	123,887,010
U.S. Treasury Bills	0.62%	05/18/2017	400,000	399,475,456
U.S. Treasury Bills	0.61%	05/25/2017	300,000	299,578,541
U.S. Treasury Bills	0.63%	05/25/2017	400,000	399,416,452
U.S. Treasury Bills	0.64%	06/08/2017	116,510	116,313,640
U.S. Treasury Bills	0.66%	06/15/2017	400,000	399,239,966
U.S. Treasury Bills	0.64%	06/22/2017	400,000	399,208,372
U.S. Treasury Bills	0.65%	06/22/2017	500,000	498,991,633
U.S. Treasury Bills	0.66%	06/29/2017	100,000	99,785,000
U.S. Treasury Bills	0.67%	06/29/2017	34,720	34,643,616
U.S. Treasury Bills	0.65%	07/06/2017	298,000	297,331,604
U.S. Treasury Bills	0.66%	07/06/2017	147,000	146,664,736
U.S. Treasury Bills	0.61%	07/13/2017	295,000	294,340,068
U.S. Treasury Bills	0.62%	07/13/2017	50,000	49,887,403
U.S. Treasury Bills	0.61%	07/20/2017	115,000	114,729,750
U.S. Treasury Bills	0.63%	08/03/2017	250,000	249,332,101
U.S. Treasury Bills	0.65%	08/10/2017	300,000	299,142,751
U.S. Treasury Bills	0.65%	08/17/2017	550,000	548,355,067
U.S. Treasury Bills	0.68%	08/31/2017	300,000	298,983,834
				5,369,129,625

U.S. Treasury Notes–21.17%
U.S. Treasury Floating Rate Notes(b)	0.68%	10/31/2017	706,250	706,137,691
U.S. Treasury Floating Rate Notes(b)	0.79%	01/31/2018	300,000	300,104,296
U.S. Treasury Floating Rate Notes(b)	0.71%	04/30/2018	664,000	664,063,866
U.S. Treasury Floating Rate Notes(b)	0.69%	07/31/2018	429,240	429,238,590
U.S. Treasury Floating Rate Notes(b)	0.69%	10/31/2018	695,000	694,867,073
U.S. Treasury Notes	0.50%	04/30/2017	176,000	175,995,050
U.S. Treasury Notes	0.88%	04/30/2017	150,000	150,088,871
U.S. Treasury Notes	2.75%	05/31/2017	200,000	201,090,104
U.S. Treasury Notes	0.63%	06/30/2017	200,000	199,977,705
U.S. Treasury Notes	2.50%	06/30/2017	200,000	201,251,101
U.S. Treasury Notes	0.63%	09/30/2017	200,000	199,848,721
U.S. Treasury Notes	1.88%	09/30/2017	291,110	292,998,928
				4,215,661,996
Total U.S. Treasury Securities (Cost $9,584,791,621)				9,584,791,621
TOTAL INVESTMENTS (excluding Repurchase Agreements)–48.14% (Cost $9,584,791,621)				9,584,791,621

			Repurchase Amount
Repurchase Agreements–53.35%(c)
ABN AMRO Bank N.V., agreement dated 02/28/2017, maturing value of $600,008,833 (collateralized by U.S. Treasury obligations valued at $612,000,178; 0.50%-3.13%, 03/31/2017-05/15/2026)	0.53%	03/01/2017	600,008,833	600,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term  Investments Trust

Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
ABN AMRO Bank N.V., term agreement dated 01/10/2017, maturing value of $250,229,444 (collateralized by U.S. Treasury obligations valued at $255,000,408; 0.13%-2.63%, 08/31/2018-05/15/2026)	0.56%	03/10/2017	$250,229,444	$250,000,000
Bank of Montreal, joint term agreement dated 02/10/2017, aggregate maturing value of $300,265,500 (collateralized by U.S. Treasury obligations valued at $306,000,037; 0.75%-4.25%, 01/31/2018-05/15/2044)(d)	0.54%	04/10/2017	150,132,750	150,000,000
Bank of Montreal, joint term agreement dated 02/23/2017, aggregate maturing value of $635,834,496 (collateralized by U.S. Treasury obligations valued at $647,700,025; 0.63%-3.63%, 07/31/2017-08/15/2043)(d)	0.57%	05/17/2017	115,151,129	115,000,000
Bank of Montreal, term agreement dated 01/30/2017, maturing value of $500,688,750 (collateralized by U.S. Treasury obligations valued at $510,000,002; 0.75%-3.63%, 03/31/2017-08/15/2044)(d)	0.57%	04/27/2017	500,688,750	500,000,000
Bank of Montreal, term agreement dated 02/10/2017, maturing value of $150,077,292 (collateralized by U.S. Treasury obligations valued at $153,000,054; 1.38%-3.50%, 03/31/2017-11/15/2046)(d)	0.53%	03/17/2017	150,077,292	150,000,000
Bank of Montreal, term agreement dated 02/22/2017, maturing value of $200,233,333 (collateralized by U.S. Treasury obligations valued at $204,000,055; 1.25%-3.63%, 08/31/2017-04/15/2028)(d)	0.56%	05/08/2017	200,233,333	200,000,000
BNP Paribas Securities Corp., agreement dated 02/28/2017, maturing value of $600,009,167 (collateralized by U.S. Treasury obligations valued at $600,019,151; 0.13%, 04/15/2017)	0.55%	03/01/2017	600,009,167	600,000,000
CIBC World Markets Corp., joint agreement dated 02/28/2017, aggregate maturing value of $1,350,019,500 (collateralized by U.S. Treasury obligations valued at $1,383,331,253; 0.13%-8.75%, 03/15/2017-02/15/2047)	0.52%	03/01/2017	579,534,169	579,525,798
Citigroup Global Markets Inc., term agreement dated 02/23/2017, maturing value of $500,049,583 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%-7.63%, 03/31/2018-08/15/2036)(d)	0.51%	03/02/2017	500,049,583	500,000,000
Citigroup Global Markets Inc., agreement dated 02/28/2017, maturing value of $400,005,778 (collateralized by U.S. Treasury obligations valued at $408,000,001; 0.63%-7.63%, 05/31/2017-02/15/2025)	0.52%	03/01/2017	400,005,778	400,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 02/28/2017, maturing value of $200,002,889 (collateralized by a U.S. Treasury obligation valued at $204,000,005; 3.00%, 11/15/2044)	0.52%	03/01/2017	200,002,889	200,000,000
Credit Agricole Corp. & Investment Bank, term agreement dated 01/03/2017, maturing value of $200,186,833 (collateralized by U.S. Treasury obligations valued at $204,000,089; 0.63%-1.25%, 03/31/2021-01/15/2024)(d)	0.57%	03/03/2017	200,186,833	200,000,000
Credit Agricole Corp. & Investment Bank, term agreement dated 02/24/2017, maturing value of $250,025,278 (collateralized by U.S. Treasury obligations valued at $255,000,014; 1.50%-2.75%, 02/15/2019-02/15/2023)(d)	0.52%	03/03/2017	250,025,278	250,000,000
Federal Reserve Bank of New York, agreement dated 02/28/2017, maturing value of $400,005,556 (collateralized by a U.S. Treasury obligation valued at $400,005,625; 3.00%, 05/15/2042)	0.50%	03/01/2017	400,005,556	400,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/23/2017, maturing value of $450,044,625 (collateralized by U.S. Treasury obligations valued at $458,149,703; 3.75%, 11/15/2043)(d)	0.51%	03/02/2017	450,044,625	450,000,000
Metropolitan Life Insurance Co., term agreement dated 02/28/2017, maturing value of $350,038,556 (collateralized by U.S. Treasury obligations valued at $359,686,324; 0%-1.13%, 09/30/2021-11/15/2040)(d)	0.55%	03/07/2017	350,038,556	350,001,125
Prudential Insurance Co. of America, agreement dated 02/28/2017, maturing value of $287,754,066 (collateralized by U.S. Treasury obligations valued at $293,991,621; 0%-2.50%; 11/15/2027-02/15/2045)	0.54%	03/01/2017	287,754,066	287,749,750
Prudential Legacy Insurance Co. of America, agreement dated 02/28/2017, maturing value of $190,377,856 (collateralized by U.S. Treasury obligations valued at $194,102,100; 0%; 02/15/2022-08/15/2033)	0.54%	03/01/2017	190,377,856	190,375,000
RBC Capital Markets LLC, term agreement dated 01/17/2017, maturing value of $500,443,056 (collateralized by U.S. Treasury obligations valued at $510,000,026; 1.00%-7.13%, 08/15/2018-11/15/2025)(d)	0.55%	03/16/2017	500,443,056	500,000,000
RBC Capital Markets LLC, term agreement dated 02/16/2017, maturing value of $1,000,458,333 (collateralized by U.S. Treasury obligations valued at $1,016,577,459; 0%-9.00%, 03/30/2017-05/15/2046)(d)	0.55%	05/17/2017	1,000,458,333	1,000,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term  Investments Trust

Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Societe Generale, joint term agreement dated 02/09/2017, aggregate maturing value of $500,240,000 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0%-8.75%, 04/30/2017-05/15/2043)(d)	0.54%	03/13/2017	$435,208,800	$435,000,000
Sumitomo Mitsui Banking Corp., agreement dated 02/28/2017, maturing value of $1,000,014,722 (collateralized by U.S. Treasury obligations valued at $1,020,004,676; 1.13%-1.63%, 01/31/2021-05/31/2023)	0.53%	03/01/2017	1,000,014,722	1,000,000,000
TD Securities (USA) LLC, agreement dated 02/28/2017, maturing value of $300,004,333 (collateralized by U.S. Treasury obligations valued at $306,000,076; 0.50%-4.25%, 04/30/2017-02/15/2042)	0.52%	03/01/2017	300,004,333	300,000,000
Wells Fargo Bank, N.A., term agreement dated 11/16/2016, maturing value of $250,879,861 (collateralized by U.S. Treasury obligations valued at $255,000,189; 2.38%-2.63%, 07/15/2017-01/15/2025)	0.70%	05/16/2017	250,879,861	250,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2017, maturing value of $565,008,161 (collateralized by U.S. Treasury obligations valued at $576,300,061; 1.13%-3.63%, 02/28/2019-02/15/2045)	0.52%	03/01/2017	565,008,161	565,000,000
Wells Fargo Securities, LLC, term agreement dated 01/17/2017, maturing value of $200,273,889 (collateralized by U.S. Treasury obligations valued at $204,000,038; 3.00%-3.38%, 11/15/2041-02/15/2047)	0.58%	04/12/2017	200,273,889	200,000,000
Total Repurchase Agreements (Cost $10,622,651,673)				10,622,651,673
TOTAL INVESTMENTS(e)–101.49% (Cost $20,207,443,294)				20,207,443,294
OTHER ASSETS LESS LIABILITIES–(1.49)%				(296,145,850)
NET ASSETS–100.00%				$19,911,297,444

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	48.7%
8-30	1.2
31-60	3.1
61-90	8.4
91-180	20.9
181+	17.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–32.26%
Federal Farm Credit Bank (FFCB)–2.78%
Disc. Notes(a)	0.57%	03/20/2017	$19,000	$18,994,284
Disc. Notes(a)	0.56%	04/04/2017	50,000	49,973,556
Disc. Notes(a)	0.57%	04/18/2017	25,000	24,981,000
Unsec. Bonds(b)	0.78%	05/30/2017	45,000	44,998,717
Unsec. Bonds(b)	0.81%	06/20/2017	39,325	39,314,841
Unsec. Bonds(b)	0.81%	07/06/2017	70,000	69,993,789
Unsec. Bonds(b)	0.80%	07/14/2017	14,000	14,001,030
Unsec. Bonds(b)	0.92%	07/21/2017	45,000	44,999,973
Unsec. Bonds(b)	0.81%	07/25/2017	35,600	35,606,864
Unsec. Bonds(b)	0.76%	08/21/2017	22,000	21,994,177
Unsec. Bonds(b)	0.82%	08/29/2017	4,625	4,625,006
Unsec. Bonds(b)	0.82%	11/13/2017	8,000	7,994,599
Unsec. Bonds(b)	0.79%	12/27/2017	30,000	29,967,696
Unsec. Bonds(b)	0.80%	01/17/2018	10,000	9,995,120
Unsec. Bonds(b)	0.68%	01/22/2018	100,000	100,000,000
Unsec. Bonds(b)	0.85%	02/09/2018	25,000	25,000,000
Unsec. Bonds(b)	0.81%	02/26/2018	50,000	49,985,324
Unsec. Bonds(b)	0.90%	03/02/2018	40,000	40,065,673
Unsec. Bonds(b)	0.89%	03/21/2018	20,000	20,009,681
Unsec. Bonds(b)	1.04%	05/09/2018	9,500	9,520,924
				662,022,254

Federal Home Loan Bank (FHLB)–26.30%
Unsec. Bonds	0.88%	03/10/2017	13,155	13,156,137
Unsec. Bonds	0.55%	03/21/2017	52,630	52,630,977
Unsec. Bonds	0.60%	05/19/2017	62,000	62,000,000
Unsec. Bonds	0.60%	05/23/2017	73,000	72,999,112
Unsec. Bonds(b)	0.77%	08/18/2017	73,500	73,482,728
Unsec. Bonds(b)	0.96%	10/30/2017	199,700	199,689,898
Unsec. Bonds(b)	0.83%	11/15/2017	40,000	40,000,000
Unsec. Bonds(b)	0.83%	11/17/2017	25,000	25,000,000
Unsec. Bonds(b)	0.85%	02/16/2018	45,000	45,000,000
Unsec. Bonds(b)	0.78%	03/06/2018	225,000	225,000,000
Unsec. Bonds(b)	0.78%	03/09/2018	100,000	100,000,000
Unsec. Bonds(b)	0.79%	03/14/2018	300,000	300,000,000
Unsec. Bonds(b)	0.79%	03/15/2018	75,000	75,000,000
Unsec. Bonds(b)	0.79%	03/16/2018	350,000	350,000,000
Unsec. Bonds(b)	0.77%	03/19/2018	275,000	275,000,000
Unsec. Bonds(b)	0.81%	03/19/2018	145,000	145,000,000
Unsec. Bonds(b)	0.76%	04/12/2018	220,000	220,000,000
Unsec. Bonds(b)	0.76%	04/13/2018	225,000	224,999,315
Unsec. Bonds(b)	0.77%	04/20/2018	86,000	85,992,390
Unsec. Bonds(b)	0.77%	04/23/2018	140,000	139,991,832
Unsec. Bonds(b)	0.69%	05/08/2018	230,000	230,002,219
Unsec. Bonds(b)	0.67%	07/26/2018	100,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term  Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Bonds(b)	0.68%	08/01/2018	$200,000	$200,000,000
Unsec. Disc. Notes(a)	0.46%	03/29/2017	245,700	245,612,972
Unsec. Disc. Notes(a)	0.60%	05/05/2017	62,665	62,597,113
Unsec. Disc. Notes(a)	0.63%	05/24/2017	50,000	49,926,208
Unsec. Disc. Notes(a)	0.64%	05/24/2017	145,613	145,397,250
Unsec. Disc. Notes(a)	0.64%	05/26/2017	133,000	132,796,975
Unsec. Disc. Notes(a)	0.63%	05/31/2017	200,000	199,682,010
Unsec. Disc. Notes(a)	0.64%	07/05/2017	300,000	299,327,999
Unsec. Disc. Notes(a)	0.61%	07/12/2017	400,000	399,098,554
Unsec. Disc. Notes(a)	0.67%	08/09/2017	86,324	86,067,270
Unsec. Disc. Notes(a)	0.67%	08/16/2017	48,000	47,849,920
Unsec. Disc. Notes(a)	0.67%	08/18/2017	30,000	29,905,083
Unsec. Disc. Notes(a)	0.69%	08/23/2017	37,852	37,725,038
Unsec. Disc. Notes(a)	0.69%	08/25/2017	50,000	49,831,850
Unsec. Global Bonds(b)	0.80%	04/21/2017	10,000	9,999,371
Unsec. Global Bonds	1.00%	06/21/2017	30,380	30,415,400
Unsec. Global Bonds(b)	0.78%	08/15/2017	50,000	50,000,000
Unsec. Global Bonds(b)	0.83%	09/06/2017	25,000	25,000,147
Unsec. Global Bonds(b)	0.94%	11/15/2017	60,000	59,986,869
Unsec. Global Bonds(b)	0.85%	12/07/2017	22,000	21,998,481
Unsec. Global Bonds(b)	0.97%	01/08/2018	80,000	80,000,000
Unsec. Global Bonds(b)	0.69%	01/23/2018	237,000	237,000,000
Unsec. Global Bonds(b)	0.70%	01/23/2018	93,000	93,008,412
Unsec. Global Bonds(b)	0.89%	02/26/2018	185,000	185,000,000
Unsec. Global Bonds(b)	0.79%	04/06/2018	136,000	136,000,000
Unsec. Global Bonds(b)	0.69%	05/09/2018	100,000	100,000,000
Unsec. Global Bonds(b)	0.72%	07/12/2018	200,000	200,098,223
				6,269,269,753

Federal Home Loan Mortgage Corp. (FHLMC)–0.69%
Unsec. Global Notes(b)	0.79%	04/20/2017	30,000	29,999,371
Unsec. Global Notes(b)	0.82%	04/27/2017	14,000	13,998,795
Unsec. Global Notes(b)	0.91%	07/21/2017	20,000	19,999,200
Unsec. Global Notes(b)	0.98%	01/08/2018	100,000	100,000,000
				163,997,366

Federal National Mortgage Association (FNMA)–1.26%
Unsec. Global Notes	1.13%	04/27/2017	42,863	42,901,342
Unsec. Global Notes	5.00%	05/11/2017	60,000	60,513,120
Unsec. Global Notes(b)	0.79%	09/08/2017	35,000	34,982,216
Unsec. Global Notes(b)	0.79%	10/05/2017	112,815	112,785,166
Unsec. Notes(b)	0.78%	08/16/2017	50,000	49,995,354
				301,177,198

Overseas Private Investment Corp. (OPIC)–1.23%
Sec. Gtd. VRD COP Bonds(c)	0.69%	11/15/2028	100,000	100,000,000
Sr. Unsec. Gtd. VRD COP Bonds(c)	0.69%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.69%	09/15/2020	81,000	81,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.69%	07/15/2025	44,389	44,388,890
Unsec. Gtd. VRD COP Notes(c)	0.67%	07/09/2026	48,450	48,450,000
				293,838,890
Total U.S. Government Sponsored Agency Securities (Cost $7,690,305,461)				7,690,305,461

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term  Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–16.97%
U.S. Treasury Bills–16.76%(a)
U.S. Treasury Bills	0.58%	04/27/2017	$150,000	$149,864,625
U.S. Treasury Bills	0.62%	05/18/2017	200,000	199,737,184
U.S. Treasury Bills	0.61%	05/25/2017	300,000	299,577,833
U.S. Treasury Bills	0.63%	05/25/2017	350,000	349,491,299
U.S. Treasury Bills	0.62%	06/01/2017	700,000	698,908,777
U.S. Treasury Bills	0.65%	06/15/2017	300,000	299,438,642
U.S. Treasury Bills	0.66%	06/15/2017	200,000	199,619,945
U.S. Treasury Bills	0.64%	06/22/2017	200,000	199,604,186
U.S. Treasury Bills	0.66%	06/29/2017	100,000	99,784,917
U.S. Treasury Bills	0.65%	07/06/2017	370,000	369,170,064
U.S. Treasury Bills	0.66%	07/06/2017	130,000	129,703,508
U.S. Treasury Bills	0.61%	07/13/2017	200,000	199,552,588
U.S. Treasury Bills	0.62%	07/13/2017	50,000	49,887,403
U.S. Treasury Bills	0.65%	08/10/2017	300,000	299,141,400
U.S. Treasury Bills	0.65%	08/17/2017	300,000	299,104,300
U.S. Treasury Bills	0.68%	08/24/2017	155,000	154,492,289
				3,997,078,960

U.S. Treasury Notes–0.21%
U.S. Treasury Floating Rate Notes(b)	0.68%	10/31/2017	50,000	49,990,890
Total U.S. Treasury Securities (Cost $4,047,069,850)				4,047,069,850
TOTAL INVESTMENTS (excluding Repurchase Agreements) –49.23% (Cost $11,737,375,311)				11,737,375,311

			Repurchase Amount
Repurchase Agreements–50.77%(d)
Bank of Montreal, agreement dated 02/28/2017, maturing value of $300,004,417 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 2.00%-5.50%; 09/01/2025-01/20/2047)	0.53%	03/01/2017	300,004,417	300,000,000
Bank of Montreal, joint term agreement dated 02/10/2017, aggregate maturing value of $300,265,500 (collateralized by U.S. Treasury obligations valued at $306,000,037; 0.75%-4.25%, 01/31/2018-05/15/2044)(e)	0.54%	04/10/2017	100,088,500	100,000,000
Bank of Montreal, joint term agreement dated 02/23/2017, aggregate maturing value of $635,834,496 (collateralized by U.S. Treasury obligations valued at $647,700,025; 0.63%-3.63%, 07/31/2017-08/15/2043)(e)	0.57%	05/17/2017	390,512,525	390,000,000
Bank of Nova Scotia (The), agreement dated 02/28/2017, maturing value of $1,000,014,444 (collateralized by U.S. Treasury obligations valued at $1,020,000,038; 0.13%-3.63%; 10/31/2018-05/15/2046)	0.52%	03/01/2017	1,000,014,444	1,000,000,000
Bank of Nova Scotia (The), agreement dated 02/28/2017, maturing value of $200,002,944 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $204,000,053; 2.55%-4.00%; 11/15/2023-09/01/2046)	0.53%	03/01/2017	200,002,944	200,000,000
BNP Paribas Securities Corp., agreement dated 02/28/2017, maturing value of $885,013,521 (collateralized by a U.S. Treasury obligation valued at $900,781,027; 0.13%; 07/15/2022)	0.55%	03/01/2017	885,013,521	885,000,000
CIBC World Markets Corp., joint agreement dated 02/28/2017, aggregate maturing value of $1,350,019,500 (collateralized by U.S. Treasury obligations valued at $1,383,331,253; 0.13%-8.75%, 03/15/2017-02/15/2047)	0.52%	03/01/2017	329,615,714	329,610,953
Citigroup Global Markets Inc., agreement dated 02/28/2017, maturing value of $250,003,681 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $255,000,090; 0%-7.63%; 03/06/2017-09/15/2065)	0.53%	03/01/2017	250,003,681	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term  Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corp. & Investment Bank, joint agreement dated 02/28/2017, aggregate maturing value of $700,010,306 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $714,000,000; 0%-4.00%, 04/24/2017-02/01/2047)	0.53%	03/01/2017	$400,005,889	$400,000,000
Federal Reserve Bank of New York, agreement dated 02/28/2017, maturing value of $600,008,333 (collateralized by a U.S. Treasury obligation valued at $600,008,387; 3.00%; 05/15/2042)	0.50%	03/01/2017	600,008,333	600,000,000
ING Financial Markets, LLC, term agreement dated 01/20/2017, maturing value of $45,062,525 (collateralized by domestic agency mortgage-backed securities valued at $45,901,215; 3.50%; 04/01/2042-01/01/2043)	0.61%	04/12/2017	45,062,525	45,000,000
ING Financial Markets, LLC, term agreement dated 01/31/2017 maturing value of $250,424,375 (collateralized by domestic agency mortgage-backed securities valued at $255,003,653; 3.00%-6.00%; 03/01/2026-07/01/2046)	0.63%	05/08/2017	250,424,375	250,000,000
ING Financial Markets, LLC, term agreement dated 02/28/2017, maturing value of $270,000,000 (collateralized by domestic agency mortgage-backed securities valued at $275,400,805; 2.03%-4.00%; 03/01/2026-11/01/2046)(b)	0.71%	06/05/2017	270,000,000	270,000,000
ING Financial Markets, LLC, term agreement dated 02/28/2017, maturing value of $220,000,000 (collateralized by domestic agency mortgage-backed securities valued at $224,400,000; 3.00%-5.50%; 10/01/2025-08/01/2048)(b)	0.80%	08/28/2017	220,000,000	220,000,000
J.P. Morgan Securities Inc., agreement dated 02/28/2017, maturing value of $250,003,611 (collateralized by a U.S. Treasury obligation valued at $255,001,384; 0.13%; 04/15/2021)	0.52%	03/01/2017	250,003,611	250,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 02/28/2017, maturing value of $100,001,472 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 2.50%-3.00%; 10/20/2045-09/20/2046)	0.53%	03/01/2017	100,001,472	100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/23/2017, maturing value of $325,032,229 (collateralized by a U.S. Treasury obligation valued at $330,679,999; 3.63%; 08/15/2043)(e)	0.51%	03/02/2017	325,032,229	325,000,000
Metropolitan Life Insurance Co., term agreement dated 02/28/2017, maturing value of $400,043,803 (collateralized by U.S. Treasury obligations valued at $408,333,658; 0%-0.75%; 02/28/2018-05/15/2044)(e)	0.55%	03/07/2017	400,043,803	400,001,025
Prudential Insurance Co. of America, agreement dated 02/28/2017, maturing value of $157,058,606 (collateralized by U.S. Treasury obligations valued at $160,609,750; 0%; 11/15/2026-08/15/2039)	0.54%	03/01/2017	157,058,606	157,056,250
Prudential Legacy Insurance Co. of America, agreement dated 02/28/2017, maturing value of $170,002,550 (collateralized by U.S. Treasury obligations valued at $173,400,150; 0.00%; 11/15/2028-08/15/2033)	0.54%	03/01/2017	170,002,550	170,000,000
RBC Capital Markets LLC, joint term agreement dated 02/15/2017, aggregate maturing value of $600,885,000 (collateralized by domestic agency mortgage-backed securities valued at $612,000,000; 0.87%-8.50%, 05/01/2017-02/20/2047)(e)	0.59%	05/16/2017	455,671,125	455,000,000
RBC Capital Markets LLC, joint term agreement dated 02/17/2017, aggregate maturing value of $500,221,667 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.50%-4.00%, 02/20/2030-03/01/2047)(b)(e)	0.57%	05/18/2017	395,175,117	395,000,000
RBC Capital Markets LLC, joint term agreement dated 02/21/2017, aggregate maturing value of $500,245,417 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.00%-7.50%, 04/01/2024-12/20/2064)(e)	0.57%	05/22/2017	410,201,242	410,000,000
RBC Capital Markets LLC, joint term agreement dated 02/28/2017, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,002; 0%-7.00%, 12/25/2017-02/01/2047)(b)(e)	0.66%	05/01/2017	590,000,000	590,000,000
RBC Capital Markets LLC, term agreement dated 01/20/2017, maturing value of $345,402,500 (collateralized by domestic agency mortgage-backed securities valued at $351,900,000; 1.80%-8.50%; 03/01/2019-02/20/2047)(e)	0.56%	04/05/2017	345,402,500	345,000,000
Societe Generale, joint agreement dated 02/28/2017, aggregate maturing value of $1,000,015,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,071; 0%-8.00%, 08/31/2017-11/20/2045)	0.54%	03/01/2017	650,009,750	650,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term  Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Societe Generale, joint term agreement dated 02/28/2017, aggregate maturing value of $600,061,833 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $612,000,076; 0%-6.50%, 04/27/2017-06/20/2046)(e)	0.53%	03/07/2017	$450,046,375	$450,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2017, aggregate maturing value of $2,000,030,000 (collateralized by domestic agency mortgage-backed securities valued at $2,040,000,646; 3.00%-3.50%, 10/20/2042-04/20/2046)	0.54%	03/01/2017	1,440,021,600	1,440,000,000
Wells Fargo Bank, N.A., term agreement dated 09/08/2016, maturing value of $135,411,750 (collateralized by U.S. Treasury obligations valued at $137,700,000; 0%; 08/15/2021-08/15/2030)	0.60%	03/10/2017	135,411,750	135,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2017, maturing value of $550,008,250 (collateralized by domestic agency mortgage-backed securities valued at $561,000,001; 1.78%-6.50%; 03/01/2018-03/01/2047)	0.54%	03/01/2017	550,008,250	550,000,000
Wells Fargo Securities, LLC, term agreement dated 12/05/2016, maturing value of $44,062,382 (collateralized by domestic agency mortgage-backed securities valued at $44,880,000; 0%-2.11%; 06/25/2021-01/25/2046)	0.58%	03/03/2017	44,062,382	44,000,000
Total Repurchase Agreements (Cost $12,105,668,228)				12,105,668,228
TOTAL INVESTMENTS(f)–100.00% (Cost $23,843,043,539)				23,843,043,539
OTHER ASSETS LESS LIABILITIES–0.00%				(915,233)
NET ASSETS–100.00%				$23,842,128,306

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	48.1%
8-30	2.0
31-60	1.5
61-90	7.1
91-180	20.6
181+	20.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Treasury Obligations Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–116.11%
U.S. Treasury Bills–104.69%(a)
U.S. Treasury Bills	0.41%	03/02/2017	$105,400	$105,398,827
U.S. Treasury Bills	0.42%	03/02/2017	65,000	64,999,251
U.S. Treasury Bills	0.49%	03/02/2017	100,000	99,998,667
U.S. Treasury Bills	0.50%	03/02/2017	97,500	97,498,673
U.S. Treasury Bills	0.46%	03/09/2017	200,000	199,982,461
U.S. Treasury Bills	0.48%	03/09/2017	8,300	8,299,123
U.S. Treasury Bills	0.54%	03/09/2017	9,000	8,998,940
U.S. Treasury Bills	0.50%	03/15/2017	50,000	49,990,356
U.S. Treasury Bills	0.50%	03/16/2017	1,400	1,399,714
U.S. Treasury Bills	0.52%	03/16/2017	75,000	74,984,062
U.S. Treasury Bills	0.45%	03/23/2017	50,000	49,986,403
U.S. Treasury Bills	0.56%	03/30/2017	40,000	39,982,117
U.S. Treasury Bills	0.50%	04/13/2017	11,000	10,993,496
U.S. Treasury Bills	0.51%	04/20/2017	7,800	7,794,583
U.S. Treasury Bills	0.52%	04/20/2017	21,000	20,985,096
U.S. Treasury Bills	0.52%	05/04/2017	50,000	49,954,178
U.S. Treasury Bills	0.60%	05/04/2017	15,000	14,984,333
U.S. Treasury Bills	0.53%	05/11/2017	2,300	2,297,614
U.S. Treasury Bills	0.54%	05/18/2017	30,000	29,965,225
U.S. Treasury Bills	0.60%	05/18/2017	20,000	19,974,412
U.S. Treasury Bills	0.62%	05/18/2017	15,000	14,980,289
U.S. Treasury Bills	0.63%	05/25/2017	15,000	14,978,219
U.S. Treasury Bills	0.64%	05/25/2017	500	499,262
U.S. Treasury Bills	0.60%	06/01/2017	10,000	9,984,897
U.S. Treasury Bills	0.56%	06/08/2017	6,200	6,190,622
U.S. Treasury Bills	0.62%	06/08/2017	5,100	5,091,480
U.S. Treasury Bills	0.63%	06/08/2017	17,000	16,971,052
U.S. Treasury Bills	0.64%	06/08/2017	10,000	9,982,785
U.S. Treasury Bills	0.63%	06/15/2017	13,000	12,976,229
U.S. Treasury Bills	0.65%	06/15/2017	2,900	2,894,578
U.S. Treasury Bills	0.66%	06/15/2017	30,000	29,942,937
U.S. Treasury Bills	0.64%	06/22/2017	5,500	5,489,115
U.S. Treasury Bills	0.65%	06/22/2017	85,000	84,828,578
U.S. Treasury Bills	0.66%	06/29/2017	50,000	49,892,333
U.S. Treasury Bills	0.62%	07/06/2017	47,000	46,898,693
U.S. Treasury Bills	0.65%	07/06/2017	2,000	1,995,516
U.S. Treasury Bills	0.66%	07/06/2017	3,000	2,993,158
U.S. Treasury Bills	0.60%	07/13/2017	500	498,904
U.S. Treasury Bills	0.62%	07/13/2017	15,000	14,966,221
U.S. Treasury Bills	0.61%	07/20/2017	35,000	34,917,750
U.S. Treasury Bills	0.61%	07/27/2017	7,900	7,880,432
U.S. Treasury Bills	0.63%	08/03/2017	20,000	19,946,568
U.S. Treasury Bills	0.65%	08/17/2017	19,700	19,641,050
U.S. Treasury Bills	0.66%	08/17/2017	2,900	2,891,205

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term  Investments Trust

Treasury Obligations Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills–(continued)
U.S. Treasury Bills	0.65%	08/24/2017	$800	$797,489
U.S. Treasury Bills	0.66%	08/24/2017	35,000	34,889,377
U.S. Treasury Bills	0.68%	08/31/2017	20,000	19,932,256
				1,431,418,526

U.S. Treasury Notes–11.42%
U.S. Treasury Floating Rate Notes(b)	0.71%	04/30/2018	55,000	55,051,631
U.S. Treasury Floating Rate Notes(b)	0.69%	07/31/2018	53,000	53,016,862
U.S. Treasury Floating Rate Notes(b)	0.69%	10/31/2018	35,000	35,001,664
U.S. Treasury Floating Rate Notes(b)	0.66%	01/31/2019	13,000	12,997,488
				156,067,645
TOTAL INVESTMENTS(c)–116.11% (Cost $1,587,486,171)				1,587,486,171
OTHER ASSETS LESS LIABILITIES–(16.11)%				(220,233,692)
NET ASSETS–100.00%				$1,367,252,479

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	10.8%
8-30	31.7
31-60	2.9
61-90	10.8
91-180	30.9
181+	12.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–96.14%
Alabama–3.08%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.69%	07/01/2040	$5,440	$5,440,000

Arizona–2.72%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.65%	01/01/2046	240	240,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.64%	06/15/2031	2,685	2,685,000
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.66%	04/15/2030	1,375	1,375,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.64%	06/15/2031	520	520,000
				4,820,000

California–6.59%
California (State of); Series 2004 A9, Ref. VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.60%	05/01/2034	4,385	4,385,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC–Citibank, N.A.)(a)(b)	0.62%	08/01/2042	2,700	2,700,000
Southern California Metropolitan Water District; Series 2009 A-2, Ref. Floating Rate RB(d)(e)	0.80%	07/10/2017	4,580	4,580,000
				11,665,000

Colorado–7.29%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	02/01/2031	1,063	1,063,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	07/01/2034	1,800	1,800,000
Colorado (State of) Educational Loan Program; Series 2017 B, TRAN	4.00%	06/29/2017	4,000	4,041,428
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.78%	03/01/2017	5,335	5,335,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.66%	07/01/2021	654	654,000
				12,893,428

Delaware–1.75%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.66%	09/01/2036	3,090	3,090,000

District of Columbia–2.38%
District of Columbia Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(f)	0.81%	01/01/2029	1,587	1,587,000
District of Columbia (American University); Series 2006 B, VRD Multimodal RB (LOC–Royal Bank of Canada)(a)(b)	0.64%	10/01/2036	2,625	2,625,000
				4,212,000

Florida–1.75%
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.71%	11/01/2036	1,725	1,725,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co.(The))(a)(b)	0.65%	11/01/2038	1,370	1,370,000
				3,095,000

Georgia–4.03%
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	01/01/2020	750	750,000
Georgia (State of); Series 2015 C, Ref. Unlimited Tax GO Bonds	5.00%	07/01/2017	1,325	1,343,623
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.60%	09/01/2035	3,630	3,630,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term  Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	09/01/2020	$1,400	$1,400,000
				7,123,623

Illinois–4.70%
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.65%	02/01/2042	2,000	2,000,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(f)	0.78%	10/01/2017	200	200,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris, N.A.)(a)(b)	0.70%	09/01/2024	400	400,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.62%	12/01/2046	5,435	5,435,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(f)	0.80%	06/01/2017	270	270,000
				8,305,000

Indiana–9.47%
Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.66%	08/01/2028	2,135	2,135,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	08/01/2037	1,928	1,928,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.70%	06/01/2035	3,553	3,553,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.64%	06/01/2040	3,915	3,915,000
Purdue University; Series 2011 A, VRD COP	0.63%	07/01/2035	4,682	4,681,500
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.66%	10/01/2019	530	530,000
				16,742,500

Massachusetts–0.95%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.64%	10/01/2038	1,685	1,685,000

Michigan–0.72%
Huron Valley School District; Series 2015, Ref. Unlimited Tax GO Bond	5.00%	05/01/2017	800	805,583
Oakland University Board of Trustees; Series 2008, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.64%	03/01/2031	474	474,000
				1,279,583

Minnesota–2.01%
Burnsville (City of) (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP–FNMA)(a)	0.72%	10/15/2033	1,175	1,175,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.67%	01/01/2025	270	270,000
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.73%	11/15/2031	468	468,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.64%	11/01/2035	1,500	1,500,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.64%	10/01/2033	150	150,000
				3,563,000

Mississippi–0.07%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	0.57%	12/01/2030	121	121,000

Missouri–1.22%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.65%	11/01/2037	1,195	1,195,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.72%	12/01/2019	960	960,000
				2,155,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term  Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–0.85%
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.64%	07/01/2038	$1,505	$1,505,000

New York–2.85%
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.65%	11/01/2036	5,050	5,050,000

North Carolina–3.55%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB (a)	0.64%	01/15/2037	4,140	4,140,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.65%	06/01/2017	300	300,000
Raleigh-Durham Airport Authority; Series 2008 C, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.63%	05/01/2036	1,845	1,845,000
				6,285,000

Ohio–3.52%
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.64%	05/01/2026	6,221	6,221,000

Pennsylvania–5.08%
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.64%	03/01/2030	2,795	2,795,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.66%	10/15/2025	3,405	3,405,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.65%	09/01/2028	761	761,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.64%	11/01/2029	1,325	1,325,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(b)	0.65%	07/01/2027	705	705,000
				8,991,000

South Carolina–3.26%
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.65%	11/01/2025	5,765	5,765,000

Texas–16.83%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.67%	08/01/2035	8,638	8,638,000
Houston (City of); Series G-2, GO Commercial Paper Notes	0.75%	03/14/2017	3,600	3,600,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.64%	01/01/2049	5,485	5,485,000
Port Arthur (Port of) Navigation District (Texaco Inc.); Series 1994, Ref. VRD PCR(a)	0.57%	10/01/2024	2,285	2,285,000
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.66%	04/01/2026	415	415,000
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.64%	11/15/2050	3,500	3,500,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.60%	08/01/2025	5,850	5,850,000
				29,773,000

Utah–5.18%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(b)(c)	0.62%	11/01/2024	5,250	5,250,000
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.72%	08/01/2028	260	260,000
Utah Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.69%	04/01/2042	2,900	2,900,000
Utah (State of); Series 2010 A, Unlimited Tax GO Bonds	4.00%	07/01/2017	750	757,948
				9,167,948

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term  Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–0.06%
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.69%	12/01/2019	$100	$100,000

West Virginia–1.64%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.68%	01/01/2034	2,900	2,900,000

Wisconsin–2.44%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.68%	10/01/2042	4,315	4,315,000

Wyoming–2.15%
Sublette (County of) (Exxonmobile); Series 2014, Ref. VRD PCR(a)	0.56%	10/01/2044	3,800	3,800,000
TOTAL INVESTMENTS(g)(h)–96.14% (Cost $170,063,082)				170,063,082
OTHER ASSETS LESS LIABILITIES–3.86%				6,820,128
NET ASSETS–100.00%				$176,883,210

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association

GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds

RB	– Revenue Bonds
Ref.	– Refunding
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 9.3%; other countries less than 5% each: 7.9%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $2,057,000, which represented 1.16% of the Fund’s Net Assets.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
Royal Bank of Canada	5.9%
Texas Permanent School Fund Guarantee Program	5.1

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	91.1%
8-30	2.1
31-60	—
61-90	0.5
91-180	6.3
181+	—

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term  Investments Trust

Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value	$252,499,464	$277,233,310	$9,584,791,621	$11,737,375,311	$1,587,486,171	$170,063,082
Repurchase agreements, at value	69,000,000	48,000,000	10,622,651,673	12,105,668,228	—	—
Total investments, at value	321,499,464	325,233,310	20,207,443,294	23,843,043,539	1,587,486,171	170,063,082
Cash	9,477	—	—	493,323	16,793	79,585
Receivable for:
Investments sold	45,917	140,000	12,811	—	—	6,720,156
Interest	125,896	180,573	9,770,994	8,055,096	88,712	145,384
Fund expenses absorbed	111,831	—	90,869	184,789	20,650	15,576
Investment for trustee deferred compensation and retirement plans	3,518,905	988,248	2,134,474	970,228	125,369	358,339
Other assets	148,820	184,007	149,652	255,053	41,505	50,244
Total assets	325,460,310	326,726,138	20,219,602,094	23,853,002,028	1,587,779,200	177,432,366

Liabilities:
Payable for:
Investments purchased	—	—	298,983,834	793,323	219,914,718	—
Dividends	176,268	196,906	6,112,066	8,448,521	376,402	56,862
Accrued fees to affiliates	5,015	9,073	520,963	347,905	64,421	47,854
Accrued trustees’ and officer’s fees and benefits	4,935	6,391	34,479	35,534	4,351	2,715
Accrued operating expenses	61,917	47,177	153,252	96,168	26,492	37,400
Trustee deferred compensation and retirement plans	4,057,845	1,122,558	2,500,056	1,152,271	140,337	404,325
Total liabilities	4,305,980	1,382,105	308,304,650	10,873,722	220,526,721	549,156
Net assets applicable to shares outstanding	$321,154,330	$325,344,033	$19,911,297,444	$23,842,128,306	$1,367,252,479	$176,883,210

Net assets consist of:
Shares of beneficial interest	$320,827,662	$324,450,566	$19,910,557,388	$23,841,988,693	$1,367,292,153	$177,041,699
Undistributed net investment income	2,544,735	873,178	(21,274)	90,340	(12,543)	(104,955)
Undistributed net realized gain (loss)	(2,268,497)	1,744	761,330	49,273	(27,131)	(53,534)
Net unrealized appreciation	50,430	18,545	—	—	—	—
	$321,154,330	$325,344,033	$19,911,297,444	$23,842,128,306	$1,367,252,479	$176,883,210
Cost of Investments	$321,449,034	$325,214,765	$20,207,443,294	$23,843,043,539	$1,587,486,171	$170,063,082

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term  Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2017

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$291,536,502	$321,019,635	$17,308,731,411	$22,167,128,421	$1,286,771,052	$96,027,354
Private Investment Class	$10,805,664	$2,158,009	$542,127,622	$436,121,219	$1,249,420	$19,581,713
Personal Investment Class	$304,886	$622,147	$151,008,015	$17,085,976	$44,598	$2,002,739
Cash Management Class	$6,803,640	$835,104	$377,094,659	$140,697,992	$1,617,467	$35,696,164
Reserve Class	$1,100,138	$506,124	$156,617,799	$393,479,757	$77,366,115	$21,512,633
Resource Class	$1,341,518	$182,985	$457,602,638	$367,929,940	$193,778	$2,030,468
Corporate Class	$9,261,982	$20,029	$918,115,300	$319,685,001	$10,049	$32,139

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	291,438,043	321,005,127	17,307,443,026	22,166,894,620	1,286,754,820	96,011,386
Private Investment Class	10,802,233	2,157,926	542,086,489	436,116,465	1,249,403	19,578,319
Personal Investment Class	304,790	622,123	150,997,069	17,085,787	44,598	2,002,396
Cash Management Class	6,801,481	835,072	377,065,789	140,696,524	1,617,447	35,690,030
Reserve Class	1,099,785	506,105	156,606,115	393,475,474	77,365,135	21,508,869
Resource Class	1,341,089	182,978	457,567,852	367,925,494	193,777	2,030,120
Corporate Class	9,259,043	20,028	918,041,878	319,681,038	10,049	32,134
Net asset value, offering and redemption price per share for each class	$1.0003	$1.0000	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term  Investments Trust

Statement of Operations

For the six months ended February 28, 2017

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$5,233,498	$2,112,472	$53,049,102	$57,411,604	$2,175,606	$740,579

Expenses:
Advisory fees	1,283,192	511,222	16,684,585	11,165,171	692,482	210,844
Administrative services fees	457,109	195,509	3,908,636	3,922,534	283,334	56,421
Custodian fees	—	5,094	97,559	57,771	4,595	2,640
Distribution fees:
Private Investment Class	88,783	17,888	797,297	706,643	3,165	25,374
Personal Investment Class	9,054	70,200	346,589	42,127	3,359	5,818
Cash Management Class	24,902	14,165	149,838	56,294	969	14,119
Reserve Class	45,447	20,175	714,218	1,777,320	294,526	99,953
Resource Class	1,681	4,320	355,407	279,348	154	1,782
Corporate Class	6,649	2	140,104	55,904	84	5
Transfer agent fees	76,991	30,673	1,001,075	698,507	46,331	9,488
Trustees’ and officers’ fees and benefits	48,872	20,169	217,416	174,023	15,554	18,545
Registration and filing fees	52,301	52,182	69,735	111,529	41,583	43,779
Reports to shareholders	19,801	8,000	36,969	50,240	6,752	5,397
Professional services fees	14,613	26,226	99,506	73,680	22,076	18,744
Other	(2,442)	48,687	154,674	63,026	22,545	23,673
Total expenses	2,126,953	1,024,512	24,773,608	19,234,117	1,437,509	536,582
Less: Fees waived	(445,643)	(352,394)	(3,265,311)	(1,551,785)	(486,914)	(264,600)
Net expenses	1,681,310	672,118	21,508,297	17,682,332	950,595	271,982
Net investment income	3,552,188	1,440,354	31,540,805	39,729,272	1,225,011	468,597

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	284,268	367	600,401	(69,374)	(23,974)	(14,721)
Change in net unrealized appreciation of investment securities	50,430	18,545	—	—	—	—
Net increase in net assets resulting from operations	$3,886,886	$1,459,266	$32,141,206	$39,659,898	$1,201,037	$453,876

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term  Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016
Operations:
Net investment income	$3,552,188	$65,311,251	$1,440,354	$6,158,242
Net realized gain	284,268	647,321	367	1,377
Change in net unrealized appreciation	50,430	—	18,545	—
Net increase in net assets resulting from operations	3,886,886	65,958,572	1,459,266	6,159,619

Distributions to shareholders from net investment income:
Institutional Class	(3,288,088)	(59,772,506)	(1,337,512)	(4,848,718)
Private Investment Class	(55,173)	(183,013)	(12,201)	(213,182)
Personal Investment Class	(1,569)	(40,091)	(25,104)	(164,965)
Cash Management Class	(101,776)	(660,627)	(54,629)	(649,934)
Reserve Class	(4,884)	(87,134)	(4,572)	(53,243)
Resource Class	(2,751)	(15,089)	(6,300)	(32,359)
Corporate Class	(97,947)	(4,552,791)	(36)	(195,841)
Total distributions from net investment income	(3,552,188)	(65,311,251)	(1,440,354)	(6,158,242)

Distributions to shareholders from net realized gains:
Institutional Class	(2,877,921)	—	—	—
Private Investment Class	(90,311)	—	—	—
Personal Investment Class	(5,195)	—	—	—
Cash Management Class	(133,371)	—	—	—
Reserve Class	(25,060)	—	—	—
Resource Class	(1,214)	—	—	—
Corporate Class	(67,014)	—	—	—
Total distributions from net realized gains	(3,200,086)	—	—	—

Share transactions–net:
Institutional Class	(10,127,382,108)	(5,553,230,110)	(1,286,867,086)	(156,797,441)
Private Investment Class	(230,479,086)	(42,171,998)	(138,902,976)	(21,155,334)
Personal Investment Class	(28,937,259)	(86,151,515)	(116,851,999)	(98,600)
Cash Management Class	(243,762,324)	(207,380,539)	(167,035,675)	(315,722,141)
Reserve Class	(99,062,340)	(56,031,914)	(20,968,200)	(28,926,016)
Resource Class	(5,905,110)	(65,429,204)	(16,684,274)	(2,843,872)
Corporate Class	(160,381,733)	(884,537,893)	11,369	(77,034,376)
Net increase (decrease) in net assets resulting from share transactions	(10,895,909,960)	(6,894,933,173)	(1,747,298,841)	(602,577,780)
Net increase (decrease) in net assets	(10,898,775,348)	(6,894,285,852)	(1,747,279,929)	(602,576,403)

Net assets:
Beginning of period	11,219,929,678	18,114,215,530	2,072,623,962	2,675,200,365
End of period*	$321,154,330	$11,219,929,678	$325,344,033	$2,072,623,962
* Includes accumulated undistributed net investment income	$2,544,735	$2,544,735	$873,178	$873,178

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term  Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016
Operations:
Net investment income	$31,540,805	$20,948,253	$39,729,272	$10,802,684
Net realized gain (loss)	600,401	223,426	(69,374)	118,647
Net increase in net assets resulting from operations	32,141,206	21,171,679	39,659,898	10,921,331

Distributions to shareholders from net investment income:
Institutional Class	(29,158,879)	(15,100,629)	(37,855,075)	(8,855,873)
Private Investment Class	(266,446)	(334,722)	(346,586)	(403,391)
Personal Investment Class	(61,765)	(86,109)	(10,608)	(10,692)
Cash Management Class	(406,253)	(3,039,766)	(200,947)	(218,373)
Reserve Class	(80,430)	(62,197)	(282,369)	(263,352)
Resource Class	(347,015)	(274,847)	(374,666)	(73,436)
Corporate Class	(1,220,017)	(2,049,983)	(659,021)	(977,567)
Total distributions from net investment income	(31,540,805)	(20,948,253)	(39,729,272)	(10,802,684)

Share transactions–net:
Institutional Class	(2,560,248,364)	12,017,922,118	11,450,425,188	6,496,754,225
Private Investment Class	(17,917,744)	98,893,095	95,251,977	(81,684,720)
Personal Investment Class	28,180,755	(39,231,210)	9,578,678	(29,659,491)
Cash Management Class	(26,341,411)	(4,900,693,362)	(9,404,853)	(72,740,853)
Reserve Class	(2,513,453)	123,516,873	77,597,921	8,359,709
Resource Class	(25,343,593)	158,444,863	272,238,974	(2,217,786)
Corporate Class	(255,166,002)	(597,367,186)	3,245,168	(314,733,978)
Net increase (decrease) in net assets resulting from share transactions	(2,859,349,812)	6,861,485,191	11,898,933,053	6,004,077,106
Net increase (decrease) in net assets	(2,858,749,411)	6,861,708,617	11,898,863,679	6,004,195,753

Net assets:
Beginning of period	22,770,046,855	15,908,338,238	11,943,264,627	5,939,068,874
End of period*	$19,911,297,444	$22,770,046,855	$23,842,128,306	$11,943,264,627
* Includes accumulated undistributed net investment income	$(21,274)	$(21,274)	$90,340	$90,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term  Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2017 and the year ended August 31,2016

(Unaudited)

	Treasury Obligations Portfolio		Tax-Free Cash Reserve Portfolio
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016
Operations:
Net investment income	$1,225,011	$188,034	$468,597	$702,207
Net realized gain (loss)	(23,974)	15,288	(14,721)	5,988
Net increase in net assets resulting from operations	1,201,037	203,322	453,876	708,195

Distributions to shareholders from net investment income:
Institutional Class	(1,182,978)	(78,969)	(316,194)	(628,540)
Private Investment Class	(1,453)	(5,685)	(33,839)	(18,929)
Personal Investment Class	(689)	(2,859)	(3,250)	(1,951)
Cash Management Class	(2,026)	(43,887)	(74,728)	(33,087)
Reserve Class	(37,370)	(51,534)	(36,391)	(16,951)
Resource Class	(134)	(2,214)	(4,119)	(1,923)
Corporate Class	(361)	(2,886)	(76)	(826)
Total distributions from net investment income	(1,225,011)	(188,034)	(468,597)	(702,207)

Share transactions–net:
Institutional Class	1,165,631,320	15,581,368	(354,742,419)	(5,243,578)
Private Investment Class	(4,911,643)	177,746	(4,887,524)	(6,001,459)
Personal Investment Class	(2,562,800)	652,387	(394,314)	(1,226,815)
Cash Management Class	(29,769,295)	(13,633,574)	5,021,679	(20,346,066)
Reserve Class	40,731,958	30,758,077	(24,426)	(239,848)
Resource Class	118	(2,177,935)	(380,453)	(2,115,602)
Corporate Class	(2,933,772)	(25,066,209)	70	(26,445,210)
Net increase (decrease) in net assets resulting from share transactions	1,166,185,886	6,291,860	(355,407,387)	(61,618,578)
Net increase (decrease) in net assets	1,166,161,912	6,307,148	(355,422,108)	(61,612,590)

Net assets:
Beginning of period	201,090,567	194,783,419	532,305,318	593,917,908
End of period *	$1,367,252,479	$201,090,567	$176,883,210	$532,305,318
* Includes accumulated undistributed net investment income	$(12,543)	$(12,543)	$(104,955)	$(104,955)

Notes to Financial Statements

February 28, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio (formerly Government TaxAdvantage Portfolio) and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Treasury Obligations Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Liquid Assets Portfolio and STIC Prime Portfolio, both institutional money market funds, began to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based

29                         Short-Term  Investments Trust

values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Liquid Assets Portfolio and STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Liquid Assets Portfolio determines its NAV per share multiple times each day.

Treasury Portfolio, Government & Agency Portfolio, and Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Treasury Portfolio, Government & Agency Portfolio, and Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Liquid Asset Portfolio’s and STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio, and Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

30                         Short-Term  Investments Trust

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

31                         Short-Term  Investments Trust

For the six months ended February 28, 2017, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Treasury Obligations Portfolio	0.14%
Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended February 28, 2017, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$410,566	$—
STIC Prime Portfolio	284,295	—
Treasury Portfolio	2,201,591	—
Government & Agency Portfolio	—	—
Treasury Obligations Portfolio	229,513	—
Tax-Free Cash Reserve Portfolio	170,645	—

Voluntary fee waivers for the six months ended February 28, 2017 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$2,312	$3,843	N/A	$28,922	N/A	N/A
STIC Prime Portfolio	6,443	45,963	N/A	15,651	$42	N/A
Treasury Portfolio	268,452	219,024	N/A	545,861	30,383	N/A
Government & Agency Portfolio	205,332	24,194	N/A	1,315,893	6,366	N/A
Treasury Obligations Portfolio	2,307	3,077	$514	251,408	76	$19
Tax-Free Cash Reserve Portfolio	8,731	3,754	1,247	79,875	348	N/A

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

32                         Short-Term  Investments Trust

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2017, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2017, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$498,250,427	$509,600,329	$—
STIC Prime Portfolio	187,984,805	202,226,502	—
Tax-Free Cash Reserve Portfolio	234,700,564	455,097,214	—

33                         Short-Term  Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2016 which expires as follows:

	Short-Term			Long-Term	Total*
Fund	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Treasury Obligations Portfolio	$—	$—	$3,159	$—	$3,159
Tax-Free Cash Reserve Portfolio	8,740	30,074	—	—	38,814

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2017
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Treasury Portfolio	$20,207,749,634	$—	$(306,340)	$(306,340)

*	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

34                         Short-Term  Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)(b)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	8,636,572,068	$8,636,696,253	206,922,537,697	$206,922,537,697
Private Investment Class	73,675,853	73,675,862	1,086,367,896	1,086,367,896
Personal Investment Class	8,178,437	8,178,627	147,332,561	147,332,561
Cash Management Class	315,185,594	315,189,645	3,527,556,735	3,527,556,735
Reserve Class	3,679,215	3,679,395	312,834,642	312,834,642
Resource Class	131,512	131,513	54,658,208	54,658,208
Corporate Class	229,992,915	230,006,196	12,789,032,744	12,789,032,744

Issued as reinvestment of dividends:
Institutional Class	3,612,258	3,612,403	16,030,218	16,030,218
Private Investment Class	23,725	23,727	51,160	51,160
Personal Investment Class	4,941	4,941	33,213	33,213
Cash Management Class	66,920	66,923	325,885	325,885
Reserve Class	34,020	34,020	78,372	78,372
Resource Class	4,320	4,320	14,018	14,018
Corporate Class	105,181	105,188	699,998	699,998

Reacquired:
Institutional Class	(18,767,392,641)	(18,767,690,764)	(212,491,798,025)	(212,491,798,025)
Private Investment Class	(304,159,753)	(304,178,675)	(1,128,591,054)	(1,128,591,054)
Personal Investment Class	(37,119,877)	(37,120,827)	(233,517,289)	(233,517,289)
Cash Management Class	(559,012,820)	(559,018,892)	(3,735,263,159)	(3,735,263,159)
Reserve Class	(102,775,450)	(102,775,755)	(368,944,928)	(368,944,928)
Resource Class	(6,040,857)	(6,040,943)	(120,101,430)	(120,101,430)
Corporate Class	(390,456,216)	(390,493,117)	(13,674,270,635)	(13,674,270,635)
Net increase (decrease) in share activity	(10,895,690,655)	$(10,895,909,960)	(6,894,933,173)	$(6,894,933,173)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, Liquid Assets Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

35                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)(b)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	655,894,743	$655,926,204	4,966,861,188	$4,966,861,188
Private Investment Class	32,471,499	32,471,503	1,446,777,172	1,446,777,172
Personal Investment Class	118,187,308	118,187,309	677,491,586	677,491,586
Cash Management Class	130,898,214	130,898,218	2,194,654,168	2,194,654,168
Reserve Class	12,102,644	12,102,696	400,019,801	400,019,801
Resource Class	54,161,912	54,161,918	96,121,190	96,121,190
Corporate Class	19,999	20,000	518,160,731	518,160,731

Issued as reinvestment of dividends:
Institutional Class	561,735	561,770	1,393,044	1,393,044
Private Investment Class	7,432	7,432	78,349	78,349
Personal Investment Class	15,098	15,098	70,680	70,680
Cash Management Class	77,613	77,613	217,106	217,106
Reserve Class	6,557	6,557	50,303	50,303
Resource Class	8,241	8,241	25,322	25,322
Corporate Class	3,548	3,548	148,537	148,537

Reacquired:
Institutional Class	(1,943,307,435)	(1,943,355,060)	(5,125,051,673)	(5,125,051,673)
Private Investment Class	(171,380,975)	(171,381,911)	(1,468,010,855)	(1,468,010,855)
Personal Investment Class	(235,054,362)	(235,054,406)	(677,660,866)	(677,660,866)
Cash Management Class	(298,011,468)	(298,011,506)	(2,510,593,415)	(2,510,593,415)
Reserve Class	(33,077,282)	(33,077,453)	(428,996,120)	(428,996,120)
Resource Class	(70,853,530)	(70,854,433)	(98,990,384)	(98,990,384)
Corporate Class	(12,179)	(12,179)	(595,343,644)	(595,343,644)
Net increase (decrease) in share activity	(1,747,280,688)	$(1,747,298,841)	(602,577,780)	$(602,577,780)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 96% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, STIC Prime Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

36                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	49,873,953,809	$49,873,953,809	37,473,899,000	$37,473,899,000
Private Investment Class	721,092,411	721,092,411	1,884,005,414	1,884,005,414
Personal Investment Class	485,120,727	485,120,727	980,594,144	980,594,144
Cash Management Class	1,054,669,980	1,054,669,980	14,484,295,170	14,484,295,170
Reserve Class	133,540,692	133,540,692	316,250,840	316,250,840
Resource Class	237,666,579	237,666,579	575,238,582	575,238,582
Corporate Class	4,935,948,006	4,935,948,006	20,782,139,048	20,782,139,048

Issued as reinvestment of dividends:
Institutional Class	4,721,818	4,721,818	5,368,737	5,368,737
Private Investment Class	51,815	51,815	43,130	43,130
Personal Investment Class	56,509	56,509	76,479	76,479
Cash Management Class	299,878	299,878	266,775	266,775
Reserve Class	77,366	77,366	50,478	50,478
Resource Class	86,698	86,698	52,190	52,190
Corporate Class	1,035,739	1,035,739	1,013,151	1,013,151

Reacquired:
Institutional Class	(52,438,923,991)	(52,438,923,991)	(25,461,345,619)	(25,461,345,619)
Private Investment Class	(739,061,970)	(739,061,970)	(1,785,155,449)	(1,785,155,449)
Personal Investment Class	(456,996,481)	(456,996,481)	(1,019,901,833)	(1,019,901,833)
Cash Management Class	(1,081,311,269)	(1,081,311,269)	(19,385,255,307)	(19,385,255,307)
Reserve Class	(136,131,511)	(136,131,511)	(192,784,445)	(192,784,445)
Resource Class	(263,096,870)	(263,096,870)	(416,845,909)	(416,845,909)
Corporate Class	(5,192,149,747)	(5,192,149,747)	(21,380,519,385)	(21,380,519,385)
Net increase (decrease) in share activity	(2,859,349,812)	$(2,859,349,812)	6,861,485,191	$6,861,485,191

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 24% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

37                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	93,762,456,439	$93,762,456,439	54,569,434,166	$54,569,434,166
Private Investment Class	710,764,705	710,764,705	1,458,232,071	1,458,232,071
Personal Investment Class	38,924,434	38,924,434	71,882,635	71,882,635
Cash Management Class	422,434,849	422,434,849	2,062,748,073	2,062,748,073
Reserve Class	594,159,166	594,159,166	713,745,281	713,745,281
Resource Class	1,525,352,649	1,525,352,649	678,959,358	678,959,358
Corporate Class	2,236,255,213	2,236,255,213	3,670,809,701	3,670,809,701

Issued as reinvestment of dividends:
Institutional Class	4,862,405	4,862,405	1,972,829	1,972,829
Private Investment Class	98,906	98,906	116,496	116,496
Personal Investment Class	3,711	3,711	—	—
Cash Management Class	112,181	112,181	59,978	59,978
Reserve Class	192,197	192,197	149,381	149,381
Resource Class	176,761	176,761	16,833	16,833
Corporate Class	405,059	405,059	458,600	458,600

Reacquired:
Institutional Class	(82,316,893,656)	(82,316,893,656)	(48,074,652,770)	(48,074,652,770)
Private Investment Class	(615,611,634)	(615,611,634)	(1,540,033,287)	(1,540,033,287)
Personal Investment Class	(29,349,467)	(29,349,467)	(101,542,126)	(101,542,126)
Cash Management Class	(431,951,883)	(431,951,883)	(2,135,548,904)	(2,135,548,904)
Reserve Class	(516,753,442)	(516,753,442)	(705,534,953)	(705,534,953)
Resource Class	(1,253,290,436)	(1,253,290,436)	(681,193,977)	(681,193,977)
Corporate Class	(2,233,415,104)	(2,233,415,104)	(3,986,002,279)	(3,986,002,279)
Net increase in share activity	11,898,933,053	$11,898,933,053	6,004,077,106	$6,004,077,106

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 29% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

38                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

Treasury Obligations Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,562,141,539	$1,562,141,539	475,968,821	$475,968,821
Private Investment Class	1,583,283	1,583,283	9,868,856	9,868,856
Personal Investment Class	1,567,680	1,567,680	11,195,355	11,195,355
Cash Management Class	—	—	37,314,802	37,314,802
Reserve Class	102,470,204	102,470,204	142,035,205	142,035,205
Resource Class	118	118	196	196
Corporate Class	659,929	659,929	14,372,709	14,372,709

Issued as reinvestment of dividends:
Institutional Class	20,345	20,345	43,479	43,479
Private Investment Class	1,337	1,337	2,495	2,495
Cash Management Class	3,678	3,678	42,181	42,181
Reserve Class	30,715	30,715	48,377	48,377
Resource Class	—	—	2,027	2,027
Corporate Class	272	272	3,097	3,097

Reacquired:
Institutional Class	(396,530,564)	(396,530,564)	(460,430,932)	(460,430,932)
Private Investment Class	(6,496,263)	(6,496,263)	(9,693,605)	(9,693,605)
Personal Investment Class	(4,130,480)	(4,130,480)	(10,542,968)	(10,542,968)
Cash Management Class	(29,772,973)	(29,772,973)	(50,990,557)	(50,990,557)
Reserve Class	(61,768,961)	(61,768,961)	(111,325,505)	(111,325,505)
Resource Class	—	—	(2,180,158)	(2,180,158)
Corporate Class	(3,593,973)	(3,593,973)	(39,442,015)	(39,442,015)
Net increase in share activity	1,166,185,886	$1,166,185,886	6,291,860	$6,291,860

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 10% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 87% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

39                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	147,610,254	$147,610,254	1,024,153,591	$1,024,153,591
Private Investment Class	16,047,764	16,047,764	41,102,729	41,102,729
Personal Investment Class	2,004,667	2,004,667	2,880,498	2,880,498
Cash Management Class	34,034,380	34,034,380	51,239,007	51,239,007
Reserve Class	31,658,070	31,658,070	53,662,145	53,662,145
Resource Class	34,216	34,216	80,556	80,556
Corporate Class	32,101	32,101	1,175,406	1,175,406

Issued as reinvestment of dividends:
Institutional Class	92,655	92,655	70,780	70,780
Private Investment Class	27,549	27,549	15,014	15,014
Personal Investment Class	2,395	2,395	11	11
Cash Management Class	57,862	57,862	13,782	13,782
Reserve Class	31,962	31,962	14,449	14,449
Resource Class	3,816	3,816	1,634	1,634
Corporate Class	73	73	1,040	1,040

Reacquired:
Institutional Class	(502,445,328)	(502,445,328)	(1,029,467,949)	(1,029,467,949)
Private Investment Class	(20,962,837)	(20,962,837)	(47,119,202)	(47,119,202)
Personal Investment Class	(2,401,376)	(2,401,376)	(4,107,324)	(4,107,324)
Cash Management Class	(29,070,563)	(29,070,563)	(71,598,855)	(71,598,855)
Reserve Class	(31,714,458)	(31,714,458)	(53,916,442)	(53,916,442)
Resource Class	(418,485)	(418,485)	(2,197,792)	(2,197,792)
Corporate Class	(32,104)	(32,104)	(27,621,656)	(27,621,656)
Net increase (decrease) in share activity	(355,407,387)	$(355,407,387)	(61,618,578)	$(61,618,578)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 87% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

40                         Short-Term  Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Resource Class

	Net asset value, beginning of period	Net investment income (a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/28/17	$1.00	$0.0011	$0.0015	$0.0026	$(0.0018)	$(0.0005)	$(0.0023)	$1.0003	0.23%	$1,342	0.38	%(c)	0.43	%(c)	0.23	%(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.15	7,248	0.32		0.38		0.17
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	72,686	0.21		0.37		0.01
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	135,553	0.19		0.37		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	68,809	0.25		0.37		0.01
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	141,085	0.27		0.38		0.02
STIC Prime Portfolio
Six months ended 02/28/17	1.00	0.0014	0.0002	0.0016	(0.0016)	—	(0.0016)	1.0000	0.16	183	0.34	(c)	0.42	(c)	0.28	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.16	16,866	0.25		0.40		0.15
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	19,710	0.07		0.39		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	32,039	0.06		0.39		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	27,011	0.12		0.39		0.07
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	54,461	0.15		0.40		0.05
Treasury Portfolio
Six months ended 02/28/17	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	457,603	0.33	(c)	0.36	(c)	0.15	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	482,931	0.24		0.37		0.07
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	324,480	0.06		0.37		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	373,928	0.04		0.37		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	328,396	0.09		0.38		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	276,388	0.08		0.38		0.02
Government & Agency Portfolio
Six months ended 02/28/17	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.10	367,930	0.31	(c)	0.31	(c)	0.20	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.10	95,689	0.23		0.34		0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	97,907	0.08		0.33		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	104,579	0.06		0.33		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	144,337	0.11		0.34		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	150,944	0.10		0.33		0.03
Treasury Obligations Portfolio
Six months ended 02/28/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.07	194	0.26	(c)	0.38	(c)	0.17	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	194	0.16		0.56		0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	2,372	0.00		0.53		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	3,708	0.02		0.49		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	5,191	0.06		0.40		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	11,920	0.07		0.42		0.02
Tax-Free Cash Reserve Portfolio
Six months ended 02/28/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.18	2,030	0.34	(c)	0.53	(c)	0.36	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	2,411	0.14		0.51		0.08
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	4,526	0.03		0.51		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	5,516	0.04		0.50		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	8,295	0.10		0.50		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	28,357	0.13		0.50		0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,695, $5,444, $447,940, $352,079, $194 and $2,246 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

41                         Short-Term  Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Resource Class	Beginning Account Value (09/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/17)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/17)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,002.30	$1.89	$1,022.91	$1.91	0.38%
STIC Prime Portfolio	1,000.00	1,001.60	1.69	1,023.11	1.71	0.34
Treasury Portfolio	1,000.00	1,000.80	1.64	1,023.16	1.66	0.33
Government & Agency Portfolio	1,000.00	1,001.00	1.54	1,023.26	1.56	0.31
Treasury Obligations Portfolio	1,000.00	1,000.70	1.29	1,023.51	1.30	0.26
Tax-Free Cash Reserve Portfolio	1,000.00	1,001.80	1.69	1,023.11	1.71	0.34

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2016, through February 28, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

42                         Short-Term  Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-4	04182017	1018

Semiannual Report to Shareholders	February 28, 2017
Private Investment Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Treasury Obligations Portfolio
Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
24	Financial Statements
29	Notes to Financial Statements
41	Financial Highlights
42	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2017, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Private Investment Class data as of 2/28/17
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets[1]	3 - 32 days	21 days	39 days	$10.8 million
STIC Prime[1]	3 - 19 days	11 days	11 days	2.2 million
Treasury[2]	37 - 54 days	44 days	104 days	542.1 million
Government & Agency[2]	32 - 50 days	37 days	111 days	436.1 million
Treasury Obligations[2]	15 - 58 days	49 days	100 days	1.2 million
Tax-Free Cash Reserve[3]	10 - 19 days	11 days	15 days	19.6 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Money market investors cheered when the US Federal Reserve (the Fed) unanimously raised its federal funds target rate in December 2016 – just the second increase since 2006. The Fed raised this key rate from a range of 0.25% to 0.50% to a range of 0.50% to 0.75%.[1]

    The Fed’s decision was based on evidence of a strengthening US economy – specifically, a stronger labor market and inflation moving closer to the Fed’s target levels. Fed-watchers suggested that a strengthening US economy, as well as the proposed spending, tax and regulatory policies of the Trump administration, could cause the Fed to accelerate future interest rate hikes. Raising rates sooner rather than later would provide the Fed with greater dexterity to respond to higher-than-projected economic growth in the future.

    At the close of the reporting period, most major global economies continued to maintain interest rates at, near or below zero in an effort to fuel inflation and spur economic growth. Many major central banks, including the European Central Bank, the Bank of England and the Bank of Japan, all cut rates during 2016.

    During the reporting period, the US money market fund industry fully implemented reform measures in October that had been announced by the US Securities and Exchange Commission in 2014. Invesco is pleased to report that we successfully implemented required money market reform policies on October 12, 2016.

    For Invesco’s money market fund professionals, safety is of paramount importance in the investment process. Their conservative investment philosophy has always focused on providing principal preservation, liquidity, and return – in that order – to our money market fund investors. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1 Source:	US Federal Reserve

3	Short-Term Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–36.86%(a)
Asset-Backed Securities — Fully Supported–6.53%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	0.90%	03/06/2017	$6,000	$5,999,289
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.15%	04/07/2017	5,000	4,995,661
Kells Funding LLC (CEP–FMS Wertmanagement)(c)	1.00%	05/26/2017	5,000	4,987,917
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.43%	07/05/2017	5,000	4,979,186
				20,962,053

Asset-Backed Securities — Fully Supported Bank–16.52%
Anglesea Funding LLC (Multi–CEP’s)(b)(c)	0.93%	04/10/2017	5,000	4,995,239
Anglesea Funding LLC (Multi–CEP’s)(b)(c)	1.10%	04/03/2017	5,000	4,996,203
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(c)	1.10%	04/07/2017	5,000	4,995,662
Cedar Springs Capital Co. LLC (CEP–UBS AG)(b)(c)	0.82%	03/01/2017	4,578	4,577,886
Ebury Finance LLC (Multi–CEP’s)(b)(c)	0.70%	03/01/2017	7,500	7,499,856
Institutional Secured Funding Ltd. (Multi–CEP’s)(b)(c)	0.90%	03/06/2017	5,000	4,999,407
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.94%	03/03/2017	5,000	4,999,709
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(b)(c)	0.95%	03/09/2017	7,000	6,998,597
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.80%	03/14/2017	5,000	4,998,559
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.80%	03/28/2017	4,000	3,997,548
				53,058,666

Asset-Backed Securities — Multi-Purpose–1.55%
Versailles Commercial Paper LLC(b)	1.08%	05/16/2017	5,000	4,986,846

Diversified Banks–9.49%
Bank of Nova Scotia(b)(c)	1.08%	04/13/2017	3,000	2,997,261
BPCE S.A.(b)(c)	1.21%	05/09/2017	6,000	5,990,224
Erste Abwicklungsanstalt(b)(c)(d)	1.13%	03/21/2017	5,000	5,001,255
Mizuho Bank, Ltd.(c)	1.08%	04/13/2017	5,000	4,995,465
National Bank of Abu Dhabi PJSC(b)(c)	0.76%	03/07/2017	7,500	7,499,074
NRW Bank(b)(c)	1.05%	04/18/2017	4,000	3,995,949
				30,479,228

Other Diversified Financial Services–0.93%
ABN AMRO Funding USA LLC(b)(c)	1.07%	06/07/2017	3,000	2,990,480

Regional Banks–1.09%
ASB Finance Ltd.(b)(c)	1.00%	06/01/2017	3,500	3,491,881

Specialized Finance–0.75%
CDP Financial Inc.(c)	0.96%	04/05/2017	2,400	2,398,404
Total Commercial Paper (Cost $118,350,414)				118,367,558

Variable Rate Demand Notes–24.06%(e)
Credit Enhanced–24.06%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	0.67%	08/01/2035	2,212	2,212,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.75%	07/01/2038	4,445	4,445,000
Columbus (City of), Ohio Regional Airport Authority (FlightSafety International Inc.); Series 2015 A, VRD RB (CEP–Berkshire Hathaway Inc.)	0.68%	04/01/2035	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term  Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.66%	07/01/2021	$881	$881,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(f)	0.74%	08/01/2030	4,700	4,700,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(c)(f)	0.70%	06/01/2035	3,590	3,590,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.74%	04/01/2047	9,600	9,599,999
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.66%	04/15/2030	140	140,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.77%	03/01/2039	10,055	10,055,000
Memphis (City of), Tennessee Health, Educational and Housing Facility Board (Ashland Lakes Apartments); Series 2006 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.71%	08/01/2041	9,000	9,000,000
Minnetonka (City of), Minnesota (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.73%	11/15/2031	2,285	2,285,000
New York (State of) Housing Finance Agency (605 West 42nd Street Housing);
Series 2014 A, VRD RB (LOC–Bank of China Ltd.)(f)	0.76%	05/01/2048	7,100	7,100,000
Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.10%	05/01/2048	1,200	1,200,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.19%	11/01/2049	4,000	4,000,000
Pinellas (County of), Florida Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(f)	0.65%	11/01/2038	5,945	5,945,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.90%	07/01/2040	1,820	1,820,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.66%	10/01/2019	310	310,000
Total Variable Rate Demand Notes (Cost $77,282,999)				77,282,999

Certificates of Deposit–13.96%
Canadian Imperial Bank of Commerce(c)(d)	1.23%	07/21/2017	4,000	4,002,975
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)(d)	1.46%	10/25/2017	8,000	8,018,158
Mitsubishi UFJ Trust & Banking Corp.(c)	1.10%	04/13/2017	5,000	5,001,933
Nordea Bank AB(c)	0.56%	03/01/2017	11,811	11,811,488
Norinchukin Bank (The)(b)(c)	1.03%	05/16/2017	7,000	7,001,291
Wells Fargo Bank, N.A.(d)	1.32%	01/19/2018	5,000	5,005,580
Westpac Banking Corp.(c)(d)	1.28%	01/05/2018	4,000	4,003,424
Total Certificates of Deposit (Cost $44,811,632)				44,844,849

Notes–3.74%
Bank of Nova Scotia, Sr. Unsec. Global Floating Rate Notes(c)(d)	1.32%	04/11/2017	7,000	7,003,437
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), Sr. Unsec. Notes(b)(c)	1.20%	03/10/2017	5,000	5,000,621
Total Notes (Cost $12,003,989)				12,004,058
TOTAL INVESTMENTS (excluding Repurchase Agreements)–78.62% (Cost $252,449,034)				252,499,464

			Repurchase Amount

Repurchase Agreements–21.49%(g)
BMO Capital Markets Corp., agreement dated 02/28/2017, maturing value of $5,000,106 (collateralized by domestic and foreign corporate obligations valued at $5,250,000; 0%-5.50%, 03/13/2017-09/15/2040)(c)	0.76%	03/01/2017	5,000,106	5,000,000
Citigroup Global Markets Inc., open agreement dated 01/25/2017 (collateralized by foreign corporate obligations valued at $4,590,001; 0%-5.63%, 08/09/2017-02/21/2047)(h)	1.55%	—	—	4,500,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/22/2017, maturing value of $16,002,427 (collateralized by a domestic agency mortgage-backed security valued at $16,800,886; 0.80%, 05/25/2047)(c)(i)	0.78%	03/01/2017	16,002,427	16,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term  Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, agreement dated 02/28/2017, maturing value of $16,000,396 (collateralized by a domestic corporate obligation and a foreign corporate obligation valued at $17,011,891; 4.88%-6.50%, 04/30/2020-12/15/2043)(c)	0.89%	03/01/2017	$16,000,396	$16,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/02/2017, maturing value of $7,500,000 (collateralized by a domestic corporate obligation valued at $7,875,001; 0%, 03/01/2017)	1.58%	05/03/2017	7,500,000	7,500,000
RBC Capital Markets LLC, term agreement dated 02/22/2017, maturing value of $15,000,000 (collateralized by municipal obligations valued at $15,750,000; 0%-5.25%, 05/01/2022-05/15/2115)(c)(i)	0.99%	04/21/2017	15,000,000	15,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2017, maturing value of $5,000,106 (collateralized by foreign corporate obligations valued at $5,100,000; 1.13%-2.75%, 04/12/2019-01/19/2027)	0.76%	03/01/2017	5,000,106	5,000,000
Total Repurchase Agreements (Cost $69,000,000)				69,000,000
TOTAL INVESTMENTS(j)(k)–100.11% (Cost $321,449,034)				321,499,464
OTHER ASSETS LESS LIABILITIES–(0.11)%				(345,134)
NET ASSETS–100.00%				$321,154,330

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FNMA	– Federal National Mortgage Association
GO	– General Obligation

LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding

Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $122,592,021, which represented 38.17% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 11.7%; Japan: 11.4%; Canada: 11.3%; France: 9.0%; Germany: 6.9%; Switzerland: 6.4%; other countries less than 5% each: 15.0%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	56.5%
8-30	8.1
31-60	14.4
61-90	9.5
91-180	6.2
181+	5.3

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–45.49%(a)
Asset-Backed Securities — Fully Supported–12.60%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	0.90%	03/06/2017	$18,000	$17,997,867
Kells Funding LLC (CEP–FMS Wertmanagement)(c)	0.90%	03/17/2017	8,000	7,997,273
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	0.90%	03/01/2017	15,000	14,999,712
				40,994,852

Asset-Backed Securities — Fully Supported Bank–17.44%
Albion Capital LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b) (c)	0.90%	04/20/2017	6,000	5,993,880
Anglesea Funding LLC (Multi–CEP’s)(b)(c)	0.98%	03/03/2017	15,000	14,999,169
Institutional Secured Funding Ltd. (Multi–CEP’s)(b)(c)	0.90%	03/06/2017	10,000	9,998,815
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.94%	03/03/2017	15,000	14,999,126
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC) (b)(c)	0.80%	03/14/2017	5,000	4,998,559
Working Capital Management Co., L.P. (CEP–Mizuho Corporate Bank, Ltd.)(b)(c)	0.82%	03/23/2017	5,760	5,757,159
				56,746,708

Asset-Backed Securities — Multi-Purpose–8.10%
Chariot Funding LLC(b)	0.82%	03/06/2017	4,000	3,999,526
CRC Funding LLC(b)	0.87%	03/01/2017	5,357	5,356,897
Nieuw Amsterdam Receivables Corp.(b)(c)	0.84%	03/09/2017	10,000	9,998,258
Versailles Commercial Paper LLC(b)	0.90%	04/24/2017	7,000	6,987,937
				26,342,618

Diversified Banks–7.35%
DBS Bank Ltd.(b)(c)	0.86%	04/10/2017	10,000	9,991,994
J.P. Morgan Securities LLC	0.86%	03/03/2017	3,925	3,924,784
NRW Bank(b)(c)	0.81%	04/03/2017	10,000	9,993,039
				23,909,817
Total Commercial Paper (Cost $147,992,975)				147,993,995

Variable Rate Demand Notes–19.75%(d)
Credit Enhanced–19.75%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.85%	06/01/2029	4,235	4,235,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.81%	09/01/2019	4,500	4,500,000
Boulder (County of), Colorado (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.72%	02/01/2031	326	326,000
Capital Area Housing Finance Corp. (Cypress Creek at River Bend Apartments); Series 2006, VRD MFH RB (LOC–Citibank N.A.)(e)	0.72%	10/01/2039	8,290	8,290,000
Columbus (City of), Ohio Regional Airport Authority (FlightSafety International Inc.); Series 2015 A, VRD RB (CEP–Berkshire Hathaway Inc.)	0.68%	04/01/2035	3,930	3,930,000
Fulton (County of), Georgia Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.72%	01/01/2020	127	127,000
Jets Stadium Development, LLC; Series 2007 A-4, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(e)	0.74%	04/01/2047	5,000	5,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(e)	0.73%	05/01/2037	19,980	19,980,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(b)(e)	0.81%	01/01/2033	5,400	5,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term  Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Mobile (County of), Alabama Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(c)(e)	0.69%	07/01/2040	$5,666	$5,666,000
New York (State of) Housing Finance Agency (605 West 42nd Street Housing); Series 2014 A, VRD RB (LOC–Bank of China Ltd.)(e)	0.76%	05/01/2048	6,800	6,800,000
Total Variable Rate Demand Notes (Cost $64,254,000)				64,254,000

Certificates of Deposit–12.22%
Abbey National Treasury Services PLC(c)	0.67%	03/03/2017	10,000	9,999,962
DZ Bank AG Duetsche Zentral-Genossenschaftsbank(c)	1.03%	04/13/2017	2,000	2,000,395
Mitsubishi UFJ Trust and Banking Corp.(c)	1.25%	03/15/2017	8,200	8,201,848
Nordea Bank AB(c)	0.56%	03/01/2017	4,032	4,032,448
Norinchukin Bank (The)(c)	1.22%	03/27/2017	4,000	4,001,473
Toronto-Dominion Bank (The)(c)	0.93%	03/02/2017	5,000	5,000,088
Toronto-Dominion Bank (The)(c)	1.08%	03/17/2017	6,500	6,501,331
Total Certificates of Deposit (Cost $39,735,790)				39,737,545

U.S. Government Sponsored Agency Securities–7.76%
Overseas Private Investment Corp. (OPIC)–7.76%(d)
Unsec. Gtd. VRD COP	0.67%	09/15/2022	10,000	10,006,250
Unsec. Gtd. VRD COP	0.67%	09/20/2022	4,000	4,002,500
Unsec. Gtd. VRD COP	0.68%	05/15/2030	11,232	11,239,020
Total U.S. Government Sponsored Agency Securities (Cost $25,232,000)				25,247,770
TOTAL INVESTMENTS (excluding Repurchase Agreements)–85.22% (Cost $277,214,765)				277,233,310

			Repurchase Amount
Repurchase Agreements–14.75%(f)
Credit Suisse Securities (USA) LLC, term agreement dated 02/22/2017, maturing value of $19,002,882 (collateralized by a domestic agency mortgage-backed security valued at $19,951,479; 0.80%, 05/25/2047)(g)	0.78%	03/01/2017	19,002,882	19,000,000
ING Financial Markets, LLC, agreement dated 02/28/2017, maturing value of $10,000,247 (collateralized by a domestic agency mortgage-backed security and a domestic corporate obligation valued at $10,363,095; 0.88%-4.88%, 10/26/2017-12/15/2043)	0.89%	03/01/2017	10,000,247	10,000,000
RBC Capital Markets LLC, term agreement dated 02/22/2017, maturing value of $19,000,000 (collateralized by municipal obligations valued at $19,950,001; 0.66%-8.22%, 10/01/2021-05/15/2115)(g)	0.99%	04/21/2017	19,000,000	19,000,000
Total Repurchase Agreements (Cost $48,000,000)				48,000,000
TOTAL INVESTMENTS(h)(i)–99.97% (Cost $325,214,765)				325,233,310
OTHER ASSETS LESS LIABILITIES–0.03%				110,723
NET ASSETS–100.00%				$325,344,033

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
RN	– Revenue Notes
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term  Investments Trust

STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $146,471,938, which represented 45.02% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 13.8%; Japan: 13.5%; France: 10.1%; Canada: 9.4%; Germany: 6.2%; Switzerland: 5.8%; other countries less than 5% each: 10.7%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Sumitomo Mitisui Banking Corp.	6.2%
PNC Bank, N.A.	6.1
Societe Generale S.A.	5.5

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	71.2%
8-30	18.0
31-60	10.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Treasury Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–48.14%
U.S. Treasury Bills–26.97%(a)
U.S. Treasury Bills	0.50%	04/13/2017	$300,000	$299,822,625
U.S. Treasury Bills	0.59%	04/27/2017	124,000	123,887,010
U.S. Treasury Bills	0.62%	05/18/2017	400,000	399,475,456
U.S. Treasury Bills	0.61%	05/25/2017	300,000	299,578,541
U.S. Treasury Bills	0.63%	05/25/2017	400,000	399,416,452
U.S. Treasury Bills	0.64%	06/08/2017	116,510	116,313,640
U.S. Treasury Bills	0.66%	06/15/2017	400,000	399,239,966
U.S. Treasury Bills	0.64%	06/22/2017	400,000	399,208,372
U.S. Treasury Bills	0.65%	06/22/2017	500,000	498,991,633
U.S. Treasury Bills	0.66%	06/29/2017	100,000	99,785,000
U.S. Treasury Bills	0.67%	06/29/2017	34,720	34,643,616
U.S. Treasury Bills	0.65%	07/06/2017	298,000	297,331,604
U.S. Treasury Bills	0.66%	07/06/2017	147,000	146,664,736
U.S. Treasury Bills	0.61%	07/13/2017	295,000	294,340,068
U.S. Treasury Bills	0.62%	07/13/2017	50,000	49,887,403
U.S. Treasury Bills	0.61%	07/20/2017	115,000	114,729,750
U.S. Treasury Bills	0.63%	08/03/2017	250,000	249,332,101
U.S. Treasury Bills	0.65%	08/10/2017	300,000	299,142,751
U.S. Treasury Bills	0.65%	08/17/2017	550,000	548,355,067
U.S. Treasury Bills	0.68%	08/31/2017	300,000	298,983,834
				5,369,129,625

U.S. Treasury Notes–21.17%
U.S. Treasury Floating Rate Notes(b)	0.68%	10/31/2017	706,250	706,137,691
U.S. Treasury Floating Rate Notes(b)	0.79%	01/31/2018	300,000	300,104,296
U.S. Treasury Floating Rate Notes(b)	0.71%	04/30/2018	664,000	664,063,866
U.S. Treasury Floating Rate Notes(b)	0.69%	07/31/2018	429,240	429,238,590
U.S. Treasury Floating Rate Notes(b)	0.69%	10/31/2018	695,000	694,867,073
U.S. Treasury Notes	0.50%	04/30/2017	176,000	175,995,050
U.S. Treasury Notes	0.88%	04/30/2017	150,000	150,088,871
U.S. Treasury Notes	2.75%	05/31/2017	200,000	201,090,104
U.S. Treasury Notes	0.63%	06/30/2017	200,000	199,977,705
U.S. Treasury Notes	2.50%	06/30/2017	200,000	201,251,101
U.S. Treasury Notes	0.63%	09/30/2017	200,000	199,848,721
U.S. Treasury Notes	1.88%	09/30/2017	291,110	292,998,928
				4,215,661,996
Total U.S. Treasury Securities (Cost $9,584,791,621)				9,584,791,621
TOTAL INVESTMENTS (excluding Repurchase Agreements)–48.14% (Cost $9,584,791,621)				9,584,791,621

			Repurchase Amount
Repurchase Agreements–53.35%(c)
ABN AMRO Bank N.V., agreement dated 02/28/2017, maturing value of $600,008,833 (collateralized by U.S. Treasury obligations valued at $612,000,178; 0.50%-3.13%, 03/31/2017-05/15/2026)	0.53%	03/01/2017	600,008,833	600,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term  Investments Trust

Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
ABN AMRO Bank N.V., term agreement dated 01/10/2017, maturing value of $250,229,444 (collateralized by U.S. Treasury obligations valued at $255,000,408; 0.13%-2.63%, 08/31/2018-05/15/2026)	0.56%	03/10/2017	$250,229,444	$250,000,000
Bank of Montreal, joint term agreement dated 02/10/2017, aggregate maturing value of $300,265,500 (collateralized by U.S. Treasury obligations valued at $306,000,037; 0.75%-4.25%, 01/31/2018-05/15/2044)(d)	0.54%	04/10/2017	150,132,750	150,000,000
Bank of Montreal, joint term agreement dated 02/23/2017, aggregate maturing value of $635,834,496 (collateralized by U.S. Treasury obligations valued at $647,700,025; 0.63%-3.63%, 07/31/2017-08/15/2043)(d)	0.57%	05/17/2017	115,151,129	115,000,000
Bank of Montreal, term agreement dated 01/30/2017, maturing value of $500,688,750 (collateralized by U.S. Treasury obligations valued at $510,000,002; 0.75%-3.63%, 03/31/2017-08/15/2044)(d)	0.57%	04/27/2017	500,688,750	500,000,000
Bank of Montreal, term agreement dated 02/10/2017, maturing value of $150,077,292 (collateralized by U.S. Treasury obligations valued at $153,000,054; 1.38%-3.50%, 03/31/2017-11/15/2046)(d)	0.53%	03/17/2017	150,077,292	150,000,000
Bank of Montreal, term agreement dated 02/22/2017, maturing value of $200,233,333 (collateralized by U.S. Treasury obligations valued at $204,000,055; 1.25%-3.63%, 08/31/2017-04/15/2028)(d)	0.56%	05/08/2017	200,233,333	200,000,000
BNP Paribas Securities Corp., agreement dated 02/28/2017, maturing value of $600,009,167 (collateralized by U.S. Treasury obligations valued at $600,019,151; 0.13%, 04/15/2017)	0.55%	03/01/2017	600,009,167	600,000,000
CIBC World Markets Corp., joint agreement dated 02/28/2017, aggregate maturing value of $1,350,019,500 (collateralized by U.S. Treasury obligations valued at $1,383,331,253; 0.13%-8.75%, 03/15/2017-02/15/2047)	0.52%	03/01/2017	579,534,169	579,525,798
Citigroup Global Markets Inc., term agreement dated 02/23/2017, maturing value of $500,049,583 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%-7.63%, 03/31/2018-08/15/2036)(d)	0.51%	03/02/2017	500,049,583	500,000,000
Citigroup Global Markets Inc., agreement dated 02/28/2017, maturing value of $400,005,778 (collateralized by U.S. Treasury obligations valued at $408,000,001; 0.63%-7.63%, 05/31/2017-02/15/2025)	0.52%	03/01/2017	400,005,778	400,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 02/28/2017, maturing value of $200,002,889 (collateralized by a U.S. Treasury obligation valued at $204,000,005; 3.00%, 11/15/2044)	0.52%	03/01/2017	200,002,889	200,000,000
Credit Agricole Corp. & Investment Bank, term agreement dated 01/03/2017, maturing value of $200,186,833 (collateralized by U.S. Treasury obligations valued at $204,000,089; 0.63%-1.25%, 03/31/2021-01/15/2024)(d)	0.57%	03/03/2017	200,186,833	200,000,000
Credit Agricole Corp. & Investment Bank, term agreement dated 02/24/2017, maturing value of $250,025,278 (collateralized by U.S. Treasury obligations valued at $255,000,014; 1.50%-2.75%, 02/15/2019-02/15/2023)(d)	0.52%	03/03/2017	250,025,278	250,000,000
Federal Reserve Bank of New York, agreement dated 02/28/2017, maturing value of $400,005,556 (collateralized by a U.S. Treasury obligation valued at $400,005,625; 3.00%, 05/15/2042)	0.50%	03/01/2017	400,005,556	400,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/23/2017, maturing value of $450,044,625 (collateralized by U.S. Treasury obligations valued at $458,149,703; 3.75%, 11/15/2043)(d)	0.51%	03/02/2017	450,044,625	450,000,000
Metropolitan Life Insurance Co., term agreement dated 02/28/2017, maturing value of $350,038,556 (collateralized by U.S. Treasury obligations valued at $359,686,324; 0%-1.13%, 09/30/2021-11/15/2040)(d)	0.55%	03/07/2017	350,038,556	350,001,125
Prudential Insurance Co. of America, agreement dated 02/28/2017, maturing value of $287,754,066 (collateralized by U.S. Treasury obligations valued at $293,991,621; 0%-2.50%; 11/15/2027-02/15/2045)	0.54%	03/01/2017	287,754,066	287,749,750
Prudential Legacy Insurance Co. of America, agreement dated 02/28/2017, maturing value of $190,377,856 (collateralized by U.S. Treasury obligations valued at $194,102,100; 0%; 02/15/2022-08/15/2033)	0.54%	03/01/2017	190,377,856	190,375,000
RBC Capital Markets LLC, term agreement dated 01/17/2017, maturing value of $500,443,056 (collateralized by U.S. Treasury obligations valued at $510,000,026; 1.00%-7.13%, 08/15/2018-11/15/2025)(d)	0.55%	03/16/2017	500,443,056	500,000,000
RBC Capital Markets LLC, term agreement dated 02/16/2017, maturing value of $1,000,458,333 (collateralized by U.S. Treasury obligations valued at $1,016,577,459; 0%-9.00%, 03/30/2017-05/15/2046)(d)	0.55%	05/17/2017	1,000,458,333	1,000,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term  Investments Trust

Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Societe Generale, joint term agreement dated 02/09/2017, aggregate maturing value of $500,240,000 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0%-8.75%, 04/30/2017-05/15/2043)(d)	0.54%	03/13/2017	$435,208,800	$435,000,000
Sumitomo Mitsui Banking Corp., agreement dated 02/28/2017, maturing value of $1,000,014,722 (collateralized by U.S. Treasury obligations valued at $1,020,004,676; 1.13%-1.63%, 01/31/2021-05/31/2023)	0.53%	03/01/2017	1,000,014,722	1,000,000,000
TD Securities (USA) LLC, agreement dated 02/28/2017, maturing value of $300,004,333 (collateralized by U.S. Treasury obligations valued at $306,000,076; 0.50%-4.25%, 04/30/2017-02/15/2042)	0.52%	03/01/2017	300,004,333	300,000,000
Wells Fargo Bank, N.A., term agreement dated 11/16/2016, maturing value of $250,879,861 (collateralized by U.S. Treasury obligations valued at $255,000,189; 2.38%-2.63%, 07/15/2017-01/15/2025)	0.70%	05/16/2017	250,879,861	250,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2017, maturing value of $565,008,161 (collateralized by U.S. Treasury obligations valued at $576,300,061; 1.13%-3.63%, 02/28/2019-02/15/2045)	0.52%	03/01/2017	565,008,161	565,000,000
Wells Fargo Securities, LLC, term agreement dated 01/17/2017, maturing value of $200,273,889 (collateralized by U.S. Treasury obligations valued at $204,000,038; 3.00%-3.38%, 11/15/2041-02/15/2047)	0.58%	04/12/2017	200,273,889	200,000,000
Total Repurchase Agreements (Cost $10,622,651,673)				10,622,651,673
TOTAL INVESTMENTS(e)–101.49% (Cost $20,207,443,294)				20,207,443,294
OTHER ASSETS LESS LIABILITIES–(1.49)%				(296,145,850)
NET ASSETS–100.00%				$19,911,297,444

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	48.7%
8-30	1.2
31-60	3.1
61-90	8.4
91-180	20.9
181+	17.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–32.26%
Federal Farm Credit Bank (FFCB)–2.78%
Disc. Notes(a)	0.57%	03/20/2017	$19,000	$18,994,284
Disc. Notes(a)	0.56%	04/04/2017	50,000	49,973,556
Disc. Notes(a)	0.57%	04/18/2017	25,000	24,981,000
Unsec. Bonds(b)	0.78%	05/30/2017	45,000	44,998,717
Unsec. Bonds(b)	0.81%	06/20/2017	39,325	39,314,841
Unsec. Bonds(b)	0.81%	07/06/2017	70,000	69,993,789
Unsec. Bonds(b)	0.80%	07/14/2017	14,000	14,001,030
Unsec. Bonds(b)	0.92%	07/21/2017	45,000	44,999,973
Unsec. Bonds(b)	0.81%	07/25/2017	35,600	35,606,864
Unsec. Bonds(b)	0.76%	08/21/2017	22,000	21,994,177
Unsec. Bonds(b)	0.82%	08/29/2017	4,625	4,625,006
Unsec. Bonds(b)	0.82%	11/13/2017	8,000	7,994,599
Unsec. Bonds(b)	0.79%	12/27/2017	30,000	29,967,696
Unsec. Bonds(b)	0.80%	01/17/2018	10,000	9,995,120
Unsec. Bonds(b)	0.68%	01/22/2018	100,000	100,000,000
Unsec. Bonds(b)	0.85%	02/09/2018	25,000	25,000,000
Unsec. Bonds(b)	0.81%	02/26/2018	50,000	49,985,324
Unsec. Bonds(b)	0.90%	03/02/2018	40,000	40,065,673
Unsec. Bonds(b)	0.89%	03/21/2018	20,000	20,009,681
Unsec. Bonds(b)	1.04%	05/09/2018	9,500	9,520,924
				662,022,254

Federal Home Loan Bank (FHLB)–26.30%
Unsec. Bonds	0.88%	03/10/2017	13,155	13,156,137
Unsec. Bonds	0.55%	03/21/2017	52,630	52,630,977
Unsec. Bonds	0.60%	05/19/2017	62,000	62,000,000
Unsec. Bonds	0.60%	05/23/2017	73,000	72,999,112
Unsec. Bonds(b)	0.77%	08/18/2017	73,500	73,482,728
Unsec. Bonds(b)	0.96%	10/30/2017	199,700	199,689,898
Unsec. Bonds(b)	0.83%	11/15/2017	40,000	40,000,000
Unsec. Bonds(b)	0.83%	11/17/2017	25,000	25,000,000
Unsec. Bonds(b)	0.85%	02/16/2018	45,000	45,000,000
Unsec. Bonds(b)	0.78%	03/06/2018	225,000	225,000,000
Unsec. Bonds(b)	0.78%	03/09/2018	100,000	100,000,000
Unsec. Bonds(b)	0.79%	03/14/2018	300,000	300,000,000
Unsec. Bonds(b)	0.79%	03/15/2018	75,000	75,000,000
Unsec. Bonds(b)	0.79%	03/16/2018	350,000	350,000,000
Unsec. Bonds(b)	0.77%	03/19/2018	275,000	275,000,000
Unsec. Bonds(b)	0.81%	03/19/2018	145,000	145,000,000
Unsec. Bonds(b)	0.76%	04/12/2018	220,000	220,000,000
Unsec. Bonds(b)	0.76%	04/13/2018	225,000	224,999,315
Unsec. Bonds(b)	0.77%	04/20/2018	86,000	85,992,390
Unsec. Bonds(b)	0.77%	04/23/2018	140,000	139,991,832
Unsec. Bonds(b)	0.69%	05/08/2018	230,000	230,002,219
Unsec. Bonds(b)	0.67%	07/26/2018	100,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term  Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Bonds(b)	0.68%	08/01/2018	$200,000	$200,000,000
Unsec. Disc. Notes(a)	0.46%	03/29/2017	245,700	245,612,972
Unsec. Disc. Notes(a)	0.60%	05/05/2017	62,665	62,597,113
Unsec. Disc. Notes(a)	0.63%	05/24/2017	50,000	49,926,208
Unsec. Disc. Notes(a)	0.64%	05/24/2017	145,613	145,397,250
Unsec. Disc. Notes(a)	0.64%	05/26/2017	133,000	132,796,975
Unsec. Disc. Notes(a)	0.63%	05/31/2017	200,000	199,682,010
Unsec. Disc. Notes(a)	0.64%	07/05/2017	300,000	299,327,999
Unsec. Disc. Notes(a)	0.61%	07/12/2017	400,000	399,098,554
Unsec. Disc. Notes(a)	0.67%	08/09/2017	86,324	86,067,270
Unsec. Disc. Notes(a)	0.67%	08/16/2017	48,000	47,849,920
Unsec. Disc. Notes(a)	0.67%	08/18/2017	30,000	29,905,083
Unsec. Disc. Notes(a)	0.69%	08/23/2017	37,852	37,725,038
Unsec. Disc. Notes(a)	0.69%	08/25/2017	50,000	49,831,850
Unsec. Global Bonds(b)	0.80%	04/21/2017	10,000	9,999,371
Unsec. Global Bonds	1.00%	06/21/2017	30,380	30,415,400
Unsec. Global Bonds(b)	0.78%	08/15/2017	50,000	50,000,000
Unsec. Global Bonds(b)	0.83%	09/06/2017	25,000	25,000,147
Unsec. Global Bonds(b)	0.94%	11/15/2017	60,000	59,986,869
Unsec. Global Bonds(b)	0.85%	12/07/2017	22,000	21,998,481
Unsec. Global Bonds(b)	0.97%	01/08/2018	80,000	80,000,000
Unsec. Global Bonds(b)	0.69%	01/23/2018	237,000	237,000,000
Unsec. Global Bonds(b)	0.70%	01/23/2018	93,000	93,008,412
Unsec. Global Bonds(b)	0.89%	02/26/2018	185,000	185,000,000
Unsec. Global Bonds(b)	0.79%	04/06/2018	136,000	136,000,000
Unsec. Global Bonds(b)	0.69%	05/09/2018	100,000	100,000,000
Unsec. Global Bonds(b)	0.72%	07/12/2018	200,000	200,098,223
				6,269,269,753

Federal Home Loan Mortgage Corp. (FHLMC)–0.69%
Unsec. Global Notes(b)	0.79%	04/20/2017	30,000	29,999,371
Unsec. Global Notes(b)	0.82%	04/27/2017	14,000	13,998,795
Unsec. Global Notes(b)	0.91%	07/21/2017	20,000	19,999,200
Unsec. Global Notes(b)	0.98%	01/08/2018	100,000	100,000,000
				163,997,366

Federal National Mortgage Association (FNMA)–1.26%
Unsec. Global Notes	1.13%	04/27/2017	42,863	42,901,342
Unsec. Global Notes	5.00%	05/11/2017	60,000	60,513,120
Unsec. Global Notes(b)	0.79%	09/08/2017	35,000	34,982,216
Unsec. Global Notes(b)	0.79%	10/05/2017	112,815	112,785,166
Unsec. Notes(b)	0.78%	08/16/2017	50,000	49,995,354
				301,177,198

Overseas Private Investment Corp. (OPIC)–1.23%
Sec. Gtd. VRD COP Bonds(c)	0.69%	11/15/2028	100,000	100,000,000
Sr. Unsec. Gtd. VRD COP Bonds(c)	0.69%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.69%	09/15/2020	81,000	81,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.69%	07/15/2025	44,389	44,388,890
Unsec. Gtd. VRD COP Notes(c)	0.67%	07/09/2026	48,450	48,450,000
				293,838,890
Total U.S. Government Sponsored Agency Securities (Cost $7,690,305,461)				7,690,305,461

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term  Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–16.97%
U.S. Treasury Bills–16.76%(a)
U.S. Treasury Bills	0.58%	04/27/2017	$150,000	$149,864,625
U.S. Treasury Bills	0.62%	05/18/2017	200,000	199,737,184
U.S. Treasury Bills	0.61%	05/25/2017	300,000	299,577,833
U.S. Treasury Bills	0.63%	05/25/2017	350,000	349,491,299
U.S. Treasury Bills	0.62%	06/01/2017	700,000	698,908,777
U.S. Treasury Bills	0.65%	06/15/2017	300,000	299,438,642
U.S. Treasury Bills	0.66%	06/15/2017	200,000	199,619,945
U.S. Treasury Bills	0.64%	06/22/2017	200,000	199,604,186
U.S. Treasury Bills	0.66%	06/29/2017	100,000	99,784,917
U.S. Treasury Bills	0.65%	07/06/2017	370,000	369,170,064
U.S. Treasury Bills	0.66%	07/06/2017	130,000	129,703,508
U.S. Treasury Bills	0.61%	07/13/2017	200,000	199,552,588
U.S. Treasury Bills	0.62%	07/13/2017	50,000	49,887,403
U.S. Treasury Bills	0.65%	08/10/2017	300,000	299,141,400
U.S. Treasury Bills	0.65%	08/17/2017	300,000	299,104,300
U.S. Treasury Bills	0.68%	08/24/2017	155,000	154,492,289
				3,997,078,960

U.S. Treasury Notes–0.21%
U.S. Treasury Floating Rate Notes(b)	0.68%	10/31/2017	50,000	49,990,890
Total U.S. Treasury Securities (Cost $4,047,069,850)				4,047,069,850
TOTAL INVESTMENTS (excluding Repurchase Agreements) –49.23% (Cost $11,737,375,311)				11,737,375,311

			Repurchase Amount
Repurchase Agreements–50.77%(d)
Bank of Montreal, agreement dated 02/28/2017, maturing value of $300,004,417 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 2.00%-5.50%; 09/01/2025-01/20/2047)	0.53%	03/01/2017	300,004,417	300,000,000
Bank of Montreal, joint term agreement dated 02/10/2017, aggregate maturing value of $300,265,500 (collateralized by U.S. Treasury obligations valued at $306,000,037; 0.75%-4.25%, 01/31/2018-05/15/2044)(e)	0.54%	04/10/2017	100,088,500	100,000,000
Bank of Montreal, joint term agreement dated 02/23/2017, aggregate maturing value of $635,834,496 (collateralized by U.S. Treasury obligations valued at $647,700,025; 0.63%-3.63%, 07/31/2017-08/15/2043)(e)	0.57%	05/17/2017	390,512,525	390,000,000
Bank of Nova Scotia (The), agreement dated 02/28/2017, maturing value of $1,000,014,444 (collateralized by U.S. Treasury obligations valued at $1,020,000,038; 0.13%-3.63%; 10/31/2018-05/15/2046)	0.52%	03/01/2017	1,000,014,444	1,000,000,000
Bank of Nova Scotia (The), agreement dated 02/28/2017, maturing value of $200,002,944 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $204,000,053; 2.55%-4.00%; 11/15/2023-09/01/2046)	0.53%	03/01/2017	200,002,944	200,000,000
BNP Paribas Securities Corp., agreement dated 02/28/2017, maturing value of $885,013,521 (collateralized by a U.S. Treasury obligation valued at $900,781,027; 0.13%; 07/15/2022)	0.55%	03/01/2017	885,013,521	885,000,000
CIBC World Markets Corp., joint agreement dated 02/28/2017, aggregate maturing value of $1,350,019,500 (collateralized by U.S. Treasury obligations valued at $1,383,331,253; 0.13%-8.75%, 03/15/2017-02/15/2047)	0.52%	03/01/2017	329,615,714	329,610,953
Citigroup Global Markets Inc., agreement dated 02/28/2017, maturing value of $250,003,681 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $255,000,090; 0%-7.63%; 03/06/2017-09/15/2065)	0.53%	03/01/2017	250,003,681	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term  Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corp. & Investment Bank, joint agreement dated 02/28/2017, aggregate maturing value of $700,010,306 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $714,000,000; 0%-4.00%, 04/24/2017-02/01/2047)	0.53%	03/01/2017	$400,005,889	$400,000,000
Federal Reserve Bank of New York, agreement dated 02/28/2017, maturing value of $600,008,333 (collateralized by a U.S. Treasury obligation valued at $600,008,387; 3.00%; 05/15/2042)	0.50%	03/01/2017	600,008,333	600,000,000
ING Financial Markets, LLC, term agreement dated 01/20/2017, maturing value of $45,062,525 (collateralized by domestic agency mortgage-backed securities valued at $45,901,215; 3.50%; 04/01/2042-01/01/2043)	0.61%	04/12/2017	45,062,525	45,000,000
ING Financial Markets, LLC, term agreement dated 01/31/2017 maturing value of $250,424,375 (collateralized by domestic agency mortgage-backed securities valued at $255,003,653; 3.00%-6.00%; 03/01/2026-07/01/2046)	0.63%	05/08/2017	250,424,375	250,000,000
ING Financial Markets, LLC, term agreement dated 02/28/2017, maturing value of $270,000,000 (collateralized by domestic agency mortgage-backed securities valued at $275,400,805; 2.03%-4.00%; 03/01/2026-11/01/2046)(b)	0.71%	06/05/2017	270,000,000	270,000,000
ING Financial Markets, LLC, term agreement dated 02/28/2017, maturing value of $220,000,000 (collateralized by domestic agency mortgage-backed securities valued at $224,400,000; 3.00%-5.50%; 10/01/2025-08/01/2048)(b)	0.80%	08/28/2017	220,000,000	220,000,000
J.P. Morgan Securities Inc., agreement dated 02/28/2017, maturing value of $250,003,611 (collateralized by a U.S. Treasury obligation valued at $255,001,384; 0.13%; 04/15/2021)	0.52%	03/01/2017	250,003,611	250,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 02/28/2017, maturing value of $100,001,472 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 2.50%-3.00%; 10/20/2045-09/20/2046)	0.53%	03/01/2017	100,001,472	100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/23/2017, maturing value of $325,032,229 (collateralized by a U.S. Treasury obligation valued at $330,679,999; 3.63%; 08/15/2043)(e)	0.51%	03/02/2017	325,032,229	325,000,000
Metropolitan Life Insurance Co., term agreement dated 02/28/2017, maturing value of $400,043,803 (collateralized by U.S. Treasury obligations valued at $408,333,658; 0%-0.75%; 02/28/2018-05/15/2044)(e)	0.55%	03/07/2017	400,043,803	400,001,025
Prudential Insurance Co. of America, agreement dated 02/28/2017, maturing value of $157,058,606 (collateralized by U.S. Treasury obligations valued at $160,609,750; 0%; 11/15/2026-08/15/2039)	0.54%	03/01/2017	157,058,606	157,056,250
Prudential Legacy Insurance Co. of America, agreement dated 02/28/2017, maturing value of $170,002,550 (collateralized by U.S. Treasury obligations valued at $173,400,150; 0.00%; 11/15/2028-08/15/2033)	0.54%	03/01/2017	170,002,550	170,000,000
RBC Capital Markets LLC, joint term agreement dated 02/15/2017, aggregate maturing value of $600,885,000 (collateralized by domestic agency mortgage-backed securities valued at $612,000,000; 0.87%-8.50%, 05/01/2017-02/20/2047)(e)	0.59%	05/16/2017	455,671,125	455,000,000
RBC Capital Markets LLC, joint term agreement dated 02/17/2017, aggregate maturing value of $500,221,667 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.50%-4.00%, 02/20/2030-03/01/2047)(b)(e)	0.57%	05/18/2017	395,175,117	395,000,000
RBC Capital Markets LLC, joint term agreement dated 02/21/2017, aggregate maturing value of $500,245,417 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.00%-7.50%, 04/01/2024-12/20/2064)(e)	0.57%	05/22/2017	410,201,242	410,000,000
RBC Capital Markets LLC, joint term agreement dated 02/28/2017, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,002; 0%-7.00%, 12/25/2017-02/01/2047)(b)(e)	0.66%	05/01/2017	590,000,000	590,000,000
RBC Capital Markets LLC, term agreement dated 01/20/2017, maturing value of $345,402,500 (collateralized by domestic agency mortgage-backed securities valued at $351,900,000; 1.80%-8.50%; 03/01/2019-02/20/2047)(e)	0.56%	04/05/2017	345,402,500	345,000,000
Societe Generale, joint agreement dated 02/28/2017, aggregate maturing value of $1,000,015,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,071; 0%-8.00%, 08/31/2017-11/20/2045)	0.54%	03/01/2017	650,009,750	650,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term  Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Societe Generale, joint term agreement dated 02/28/2017, aggregate maturing value of $600,061,833 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $612,000,076; 0%-6.50%, 04/27/2017-06/20/2046)(e)	0.53%	03/07/2017	$450,046,375	$450,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2017, aggregate maturing value of $2,000,030,000 (collateralized by domestic agency mortgage-backed securities valued at $2,040,000,646; 3.00%-3.50%, 10/20/2042-04/20/2046)	0.54%	03/01/2017	1,440,021,600	1,440,000,000
Wells Fargo Bank, N.A., term agreement dated 09/08/2016, maturing value of $135,411,750 (collateralized by U.S. Treasury obligations valued at $137,700,000; 0%; 08/15/2021-08/15/2030)	0.60%	03/10/2017	135,411,750	135,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2017, maturing value of $550,008,250 (collateralized by domestic agency mortgage-backed securities valued at $561,000,001; 1.78%-6.50%; 03/01/2018-03/01/2047)	0.54%	03/01/2017	550,008,250	550,000,000
Wells Fargo Securities, LLC, term agreement dated 12/05/2016, maturing value of $44,062,382 (collateralized by domestic agency mortgage-backed securities valued at $44,880,000; 0%-2.11%; 06/25/2021-01/25/2046)	0.58%	03/03/2017	44,062,382	44,000,000
Total Repurchase Agreements (Cost $12,105,668,228)				12,105,668,228
TOTAL INVESTMENTS(f)–100.00% (Cost $23,843,043,539)				23,843,043,539
OTHER ASSETS LESS LIABILITIES–0.00%				(915,233)
NET ASSETS–100.00%				$23,842,128,306

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	48.1%
8-30	2.0
31-60	1.5
61-90	7.1
91-180	20.6
181+	20.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Treasury Obligations Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–116.11%
U.S. Treasury Bills–104.69%(a)
U.S. Treasury Bills	0.41%	03/02/2017	$105,400	$105,398,827
U.S. Treasury Bills	0.42%	03/02/2017	65,000	64,999,251
U.S. Treasury Bills	0.49%	03/02/2017	100,000	99,998,667
U.S. Treasury Bills	0.50%	03/02/2017	97,500	97,498,673
U.S. Treasury Bills	0.46%	03/09/2017	200,000	199,982,461
U.S. Treasury Bills	0.48%	03/09/2017	8,300	8,299,123
U.S. Treasury Bills	0.54%	03/09/2017	9,000	8,998,940
U.S. Treasury Bills	0.50%	03/15/2017	50,000	49,990,356
U.S. Treasury Bills	0.50%	03/16/2017	1,400	1,399,714
U.S. Treasury Bills	0.52%	03/16/2017	75,000	74,984,062
U.S. Treasury Bills	0.45%	03/23/2017	50,000	49,986,403
U.S. Treasury Bills	0.56%	03/30/2017	40,000	39,982,117
U.S. Treasury Bills	0.50%	04/13/2017	11,000	10,993,496
U.S. Treasury Bills	0.51%	04/20/2017	7,800	7,794,583
U.S. Treasury Bills	0.52%	04/20/2017	21,000	20,985,096
U.S. Treasury Bills	0.52%	05/04/2017	50,000	49,954,178
U.S. Treasury Bills	0.60%	05/04/2017	15,000	14,984,333
U.S. Treasury Bills	0.53%	05/11/2017	2,300	2,297,614
U.S. Treasury Bills	0.54%	05/18/2017	30,000	29,965,225
U.S. Treasury Bills	0.60%	05/18/2017	20,000	19,974,412
U.S. Treasury Bills	0.62%	05/18/2017	15,000	14,980,289
U.S. Treasury Bills	0.63%	05/25/2017	15,000	14,978,219
U.S. Treasury Bills	0.64%	05/25/2017	500	499,262
U.S. Treasury Bills	0.60%	06/01/2017	10,000	9,984,897
U.S. Treasury Bills	0.56%	06/08/2017	6,200	6,190,622
U.S. Treasury Bills	0.62%	06/08/2017	5,100	5,091,480
U.S. Treasury Bills	0.63%	06/08/2017	17,000	16,971,052
U.S. Treasury Bills	0.64%	06/08/2017	10,000	9,982,785
U.S. Treasury Bills	0.63%	06/15/2017	13,000	12,976,229
U.S. Treasury Bills	0.65%	06/15/2017	2,900	2,894,578
U.S. Treasury Bills	0.66%	06/15/2017	30,000	29,942,937
U.S. Treasury Bills	0.64%	06/22/2017	5,500	5,489,115
U.S. Treasury Bills	0.65%	06/22/2017	85,000	84,828,578
U.S. Treasury Bills	0.66%	06/29/2017	50,000	49,892,333
U.S. Treasury Bills	0.62%	07/06/2017	47,000	46,898,693
U.S. Treasury Bills	0.65%	07/06/2017	2,000	1,995,516
U.S. Treasury Bills	0.66%	07/06/2017	3,000	2,993,158
U.S. Treasury Bills	0.60%	07/13/2017	500	498,904
U.S. Treasury Bills	0.62%	07/13/2017	15,000	14,966,221
U.S. Treasury Bills	0.61%	07/20/2017	35,000	34,917,750
U.S. Treasury Bills	0.61%	07/27/2017	7,900	7,880,432
U.S. Treasury Bills	0.63%	08/03/2017	20,000	19,946,568
U.S. Treasury Bills	0.65%	08/17/2017	19,700	19,641,050
U.S. Treasury Bills	0.66%	08/17/2017	2,900	2,891,205

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term  Investments Trust

Treasury Obligations Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills–(continued)
U.S. Treasury Bills	0.65%	08/24/2017	$800	$797,489
U.S. Treasury Bills	0.66%	08/24/2017	35,000	34,889,377
U.S. Treasury Bills	0.68%	08/31/2017	20,000	19,932,256
				1,431,418,526

U.S. Treasury Notes–11.42%
U.S. Treasury Floating Rate Notes(b)	0.71%	04/30/2018	55,000	55,051,631
U.S. Treasury Floating Rate Notes(b)	0.69%	07/31/2018	53,000	53,016,862
U.S. Treasury Floating Rate Notes(b)	0.69%	10/31/2018	35,000	35,001,664
U.S. Treasury Floating Rate Notes(b)	0.66%	01/31/2019	13,000	12,997,488
				156,067,645
TOTAL INVESTMENTS(c)–116.11% (Cost $1,587,486,171)				1,587,486,171
OTHER ASSETS LESS LIABILITIES–(16.11)%				(220,233,692)
NET ASSETS–100.00%				$1,367,252,479

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	10.8%
8-30	31.7
31-60	2.9
61-90	10.8
91-180	30.9
181+	12.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–96.14%
Alabama–3.08%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.69%	07/01/2040	$5,440	$5,440,000

Arizona–2.72%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.65%	01/01/2046	240	240,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.64%	06/15/2031	2,685	2,685,000
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.66%	04/15/2030	1,375	1,375,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.64%	06/15/2031	520	520,000
				4,820,000

California–6.59%
California (State of); Series 2004 A9, Ref. VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.60%	05/01/2034	4,385	4,385,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC–Citibank, N.A.)(a)(b)	0.62%	08/01/2042	2,700	2,700,000
Southern California Metropolitan Water District; Series 2009 A-2, Ref. Floating Rate RB(d)(e)	0.80%	07/10/2017	4,580	4,580,000
				11,665,000

Colorado–7.29%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	02/01/2031	1,063	1,063,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	07/01/2034	1,800	1,800,000
Colorado (State of) Educational Loan Program; Series 2017 B, TRAN	4.00%	06/29/2017	4,000	4,041,428
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.78%	03/01/2017	5,335	5,335,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.66%	07/01/2021	654	654,000
				12,893,428

Delaware–1.75%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.66%	09/01/2036	3,090	3,090,000

District of Columbia–2.38%
District of Columbia Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(f)	0.81%	01/01/2029	1,587	1,587,000
District of Columbia (American University); Series 2006 B, VRD Multimodal RB (LOC–Royal Bank of Canada)(a)(b)	0.64%	10/01/2036	2,625	2,625,000
				4,212,000

Florida–1.75%
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.71%	11/01/2036	1,725	1,725,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co.(The))(a)(b)	0.65%	11/01/2038	1,370	1,370,000
				3,095,000

Georgia–4.03%
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	01/01/2020	750	750,000
Georgia (State of); Series 2015 C, Ref. Unlimited Tax GO Bonds	5.00%	07/01/2017	1,325	1,343,623
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.60%	09/01/2035	3,630	3,630,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term  Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	09/01/2020	$1,400	$1,400,000
				7,123,623

Illinois–4.70%
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.65%	02/01/2042	2,000	2,000,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(f)	0.78%	10/01/2017	200	200,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris, N.A.)(a)(b)	0.70%	09/01/2024	400	400,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.62%	12/01/2046	5,435	5,435,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(f)	0.80%	06/01/2017	270	270,000
				8,305,000

Indiana–9.47%
Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.66%	08/01/2028	2,135	2,135,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	08/01/2037	1,928	1,928,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.70%	06/01/2035	3,553	3,553,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.64%	06/01/2040	3,915	3,915,000
Purdue University; Series 2011 A, VRD COP	0.63%	07/01/2035	4,682	4,681,500
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.66%	10/01/2019	530	530,000
				16,742,500

Massachusetts–0.95%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.64%	10/01/2038	1,685	1,685,000

Michigan–0.72%
Huron Valley School District; Series 2015, Ref. Unlimited Tax GO Bond	5.00%	05/01/2017	800	805,583
Oakland University Board of Trustees; Series 2008, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.64%	03/01/2031	474	474,000
				1,279,583

Minnesota–2.01%
Burnsville (City of) (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP–FNMA)(a)	0.72%	10/15/2033	1,175	1,175,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.67%	01/01/2025	270	270,000
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.73%	11/15/2031	468	468,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.64%	11/01/2035	1,500	1,500,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.64%	10/01/2033	150	150,000
				3,563,000

Mississippi–0.07%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	0.57%	12/01/2030	121	121,000

Missouri–1.22%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.65%	11/01/2037	1,195	1,195,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.72%	12/01/2019	960	960,000
				2,155,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term  Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–0.85%
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.64%	07/01/2038	$1,505	$1,505,000

New York–2.85%
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.65%	11/01/2036	5,050	5,050,000

North Carolina–3.55%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB (a)	0.64%	01/15/2037	4,140	4,140,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.65%	06/01/2017	300	300,000
Raleigh-Durham Airport Authority; Series 2008 C, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.63%	05/01/2036	1,845	1,845,000
				6,285,000

Ohio–3.52%
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.64%	05/01/2026	6,221	6,221,000

Pennsylvania–5.08%
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.64%	03/01/2030	2,795	2,795,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.66%	10/15/2025	3,405	3,405,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.65%	09/01/2028	761	761,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.64%	11/01/2029	1,325	1,325,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(b)	0.65%	07/01/2027	705	705,000
				8,991,000

South Carolina–3.26%
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.65%	11/01/2025	5,765	5,765,000

Texas–16.83%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.67%	08/01/2035	8,638	8,638,000
Houston (City of); Series G-2, GO Commercial Paper Notes	0.75%	03/14/2017	3,600	3,600,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.64%	01/01/2049	5,485	5,485,000
Port Arthur (Port of) Navigation District (Texaco Inc.); Series 1994, Ref. VRD PCR(a)	0.57%	10/01/2024	2,285	2,285,000
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.66%	04/01/2026	415	415,000
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.64%	11/15/2050	3,500	3,500,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.60%	08/01/2025	5,850	5,850,000
				29,773,000

Utah–5.18%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(b)(c)	0.62%	11/01/2024	5,250	5,250,000
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.72%	08/01/2028	260	260,000
Utah Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.69%	04/01/2042	2,900	2,900,000
Utah (State of); Series 2010 A, Unlimited Tax GO Bonds	4.00%	07/01/2017	750	757,948
				9,167,948

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term  Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–0.06%
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.69%	12/01/2019	$100	$100,000

West Virginia–1.64%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.68%	01/01/2034	2,900	2,900,000

Wisconsin–2.44%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.68%	10/01/2042	4,315	4,315,000

Wyoming–2.15%
Sublette (County of) (Exxonmobile); Series 2014, Ref. VRD PCR(a)	0.56%	10/01/2044	3,800	3,800,000
TOTAL INVESTMENTS(g)(h)–96.14% (Cost $170,063,082)				170,063,082
OTHER ASSETS LESS LIABILITIES–3.86%				6,820,128
NET ASSETS–100.00%				$176,883,210

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association

GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds

RB	– Revenue Bonds
Ref.	– Refunding
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 9.3%; other countries less than 5% each: 7.9%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $2,057,000, which represented 1.16% of the Fund’s Net Assets.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
Royal Bank of Canada	5.9%
Texas Permanent School Fund Guarantee Program	5.1

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	91.1%
8-30	2.1
31-60	—
61-90	0.5
91-180	6.3
181+	—

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term  Investments Trust

Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value	$252,499,464	$277,233,310	$9,584,791,621	$11,737,375,311	$1,587,486,171	$170,063,082
Repurchase agreements, at value	69,000,000	48,000,000	10,622,651,673	12,105,668,228	—	—
Total investments, at value	321,499,464	325,233,310	20,207,443,294	23,843,043,539	1,587,486,171	170,063,082
Cash	9,477	—	—	493,323	16,793	79,585
Receivable for:
Investments sold	45,917	140,000	12,811	—	—	6,720,156
Interest	125,896	180,573	9,770,994	8,055,096	88,712	145,384
Fund expenses absorbed	111,831	—	90,869	184,789	20,650	15,576
Investment for trustee deferred compensation and retirement plans	3,518,905	988,248	2,134,474	970,228	125,369	358,339
Other assets	148,820	184,007	149,652	255,053	41,505	50,244
Total assets	325,460,310	326,726,138	20,219,602,094	23,853,002,028	1,587,779,200	177,432,366

Liabilities:
Payable for:
Investments purchased	—	—	298,983,834	793,323	219,914,718	—
Dividends	176,268	196,906	6,112,066	8,448,521	376,402	56,862
Accrued fees to affiliates	5,015	9,073	520,963	347,905	64,421	47,854
Accrued trustees’ and officer’s fees and benefits	4,935	6,391	34,479	35,534	4,351	2,715
Accrued operating expenses	61,917	47,177	153,252	96,168	26,492	37,400
Trustee deferred compensation and retirement plans	4,057,845	1,122,558	2,500,056	1,152,271	140,337	404,325
Total liabilities	4,305,980	1,382,105	308,304,650	10,873,722	220,526,721	549,156
Net assets applicable to shares outstanding	$321,154,330	$325,344,033	$19,911,297,444	$23,842,128,306	$1,367,252,479	$176,883,210

Net assets consist of:
Shares of beneficial interest	$320,827,662	$324,450,566	$19,910,557,388	$23,841,988,693	$1,367,292,153	$177,041,699
Undistributed net investment income	2,544,735	873,178	(21,274)	90,340	(12,543)	(104,955)
Undistributed net realized gain (loss)	(2,268,497)	1,744	761,330	49,273	(27,131)	(53,534)
Net unrealized appreciation	50,430	18,545	—	—	—	—
	$321,154,330	$325,344,033	$19,911,297,444	$23,842,128,306	$1,367,252,479	$176,883,210
Cost of Investments	$321,449,034	$325,214,765	$20,207,443,294	$23,843,043,539	$1,587,486,171	$170,063,082

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term  Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2017

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$291,536,502	$321,019,635	$17,308,731,411	$22,167,128,421	$1,286,771,052	$96,027,354
Private Investment Class	$10,805,664	$2,158,009	$542,127,622	$436,121,219	$1,249,420	$19,581,713
Personal Investment Class	$304,886	$622,147	$151,008,015	$17,085,976	$44,598	$2,002,739
Cash Management Class	$6,803,640	$835,104	$377,094,659	$140,697,992	$1,617,467	$35,696,164
Reserve Class	$1,100,138	$506,124	$156,617,799	$393,479,757	$77,366,115	$21,512,633
Resource Class	$1,341,518	$182,985	$457,602,638	$367,929,940	$193,778	$2,030,468
Corporate Class	$9,261,982	$20,029	$918,115,300	$319,685,001	$10,049	$32,139

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	291,438,043	321,005,127	17,307,443,026	22,166,894,620	1,286,754,820	96,011,386
Private Investment Class	10,802,233	2,157,926	542,086,489	436,116,465	1,249,403	19,578,319
Personal Investment Class	304,790	622,123	150,997,069	17,085,787	44,598	2,002,396
Cash Management Class	6,801,481	835,072	377,065,789	140,696,524	1,617,447	35,690,030
Reserve Class	1,099,785	506,105	156,606,115	393,475,474	77,365,135	21,508,869
Resource Class	1,341,089	182,978	457,567,852	367,925,494	193,777	2,030,120
Corporate Class	9,259,043	20,028	918,041,878	319,681,038	10,049	32,134
Net asset value, offering and redemption price per share for each class	$1.0003	$1.0000	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term  Investments Trust

Statement of Operations

For the six months ended February 28, 2017

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$5,233,498	$2,112,472	$53,049,102	$57,411,604	$2,175,606	$740,579

Expenses:
Advisory fees	1,283,192	511,222	16,684,585	11,165,171	692,482	210,844
Administrative services fees	457,109	195,509	3,908,636	3,922,534	283,334	56,421
Custodian fees	—	5,094	97,559	57,771	4,595	2,640
Distribution fees:
Private Investment Class	88,783	17,888	797,297	706,643	3,165	25,374
Personal Investment Class	9,054	70,200	346,589	42,127	3,359	5,818
Cash Management Class	24,902	14,165	149,838	56,294	969	14,119
Reserve Class	45,447	20,175	714,218	1,777,320	294,526	99,953
Resource Class	1,681	4,320	355,407	279,348	154	1,782
Corporate Class	6,649	2	140,104	55,904	84	5
Transfer agent fees	76,991	30,673	1,001,075	698,507	46,331	9,488
Trustees’ and officers’ fees and benefits	48,872	20,169	217,416	174,023	15,554	18,545
Registration and filing fees	52,301	52,182	69,735	111,529	41,583	43,779
Reports to shareholders	19,801	8,000	36,969	50,240	6,752	5,397
Professional services fees	14,613	26,226	99,506	73,680	22,076	18,744
Other	(2,442)	48,687	154,674	63,026	22,545	23,673
Total expenses	2,126,953	1,024,512	24,773,608	19,234,117	1,437,509	536,582
Less: Fees waived	(445,643)	(352,394)	(3,265,311)	(1,551,785)	(486,914)	(264,600)
Net expenses	1,681,310	672,118	21,508,297	17,682,332	950,595	271,982
Net investment income	3,552,188	1,440,354	31,540,805	39,729,272	1,225,011	468,597

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	284,268	367	600,401	(69,374)	(23,974)	(14,721)
Change in net unrealized appreciation of investment securities	50,430	18,545	—	—	—	—
Net increase in net assets resulting from operations	$3,886,886	$1,459,266	$32,141,206	$39,659,898	$1,201,037	$453,876

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term  Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016
Operations:
Net investment income	$3,552,188	$65,311,251	$1,440,354	$6,158,242
Net realized gain	284,268	647,321	367	1,377
Change in net unrealized appreciation	50,430	—	18,545	—
Net increase in net assets resulting from operations	3,886,886	65,958,572	1,459,266	6,159,619

Distributions to shareholders from net investment income:
Institutional Class	(3,288,088)	(59,772,506)	(1,337,512)	(4,848,718)
Private Investment Class	(55,173)	(183,013)	(12,201)	(213,182)
Personal Investment Class	(1,569)	(40,091)	(25,104)	(164,965)
Cash Management Class	(101,776)	(660,627)	(54,629)	(649,934)
Reserve Class	(4,884)	(87,134)	(4,572)	(53,243)
Resource Class	(2,751)	(15,089)	(6,300)	(32,359)
Corporate Class	(97,947)	(4,552,791)	(36)	(195,841)
Total distributions from net investment income	(3,552,188)	(65,311,251)	(1,440,354)	(6,158,242)

Distributions to shareholders from net realized gains:
Institutional Class	(2,877,921)	—	—	—
Private Investment Class	(90,311)	—	—	—
Personal Investment Class	(5,195)	—	—	—
Cash Management Class	(133,371)	—	—	—
Reserve Class	(25,060)	—	—	—
Resource Class	(1,214)	—	—	—
Corporate Class	(67,014)	—	—	—
Total distributions from net realized gains	(3,200,086)	—	—	—

Share transactions–net:
Institutional Class	(10,127,382,108)	(5,553,230,110)	(1,286,867,086)	(156,797,441)
Private Investment Class	(230,479,086)	(42,171,998)	(138,902,976)	(21,155,334)
Personal Investment Class	(28,937,259)	(86,151,515)	(116,851,999)	(98,600)
Cash Management Class	(243,762,324)	(207,380,539)	(167,035,675)	(315,722,141)
Reserve Class	(99,062,340)	(56,031,914)	(20,968,200)	(28,926,016)
Resource Class	(5,905,110)	(65,429,204)	(16,684,274)	(2,843,872)
Corporate Class	(160,381,733)	(884,537,893)	11,369	(77,034,376)
Net increase (decrease) in net assets resulting from share transactions	(10,895,909,960)	(6,894,933,173)	(1,747,298,841)	(602,577,780)
Net increase (decrease) in net assets	(10,898,775,348)	(6,894,285,852)	(1,747,279,929)	(602,576,403)

Net assets:
Beginning of period	11,219,929,678	18,114,215,530	2,072,623,962	2,675,200,365
End of period*	$321,154,330	$11,219,929,678	$325,344,033	$2,072,623,962
* Includes accumulated undistributed net investment income	$2,544,735	$2,544,735	$873,178	$873,178

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term  Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016
Operations:
Net investment income	$31,540,805	$20,948,253	$39,729,272	$10,802,684
Net realized gain (loss)	600,401	223,426	(69,374)	118,647
Net increase in net assets resulting from operations	32,141,206	21,171,679	39,659,898	10,921,331

Distributions to shareholders from net investment income:
Institutional Class	(29,158,879)	(15,100,629)	(37,855,075)	(8,855,873)
Private Investment Class	(266,446)	(334,722)	(346,586)	(403,391)
Personal Investment Class	(61,765)	(86,109)	(10,608)	(10,692)
Cash Management Class	(406,253)	(3,039,766)	(200,947)	(218,373)
Reserve Class	(80,430)	(62,197)	(282,369)	(263,352)
Resource Class	(347,015)	(274,847)	(374,666)	(73,436)
Corporate Class	(1,220,017)	(2,049,983)	(659,021)	(977,567)
Total distributions from net investment income	(31,540,805)	(20,948,253)	(39,729,272)	(10,802,684)

Share transactions–net:
Institutional Class	(2,560,248,364)	12,017,922,118	11,450,425,188	6,496,754,225
Private Investment Class	(17,917,744)	98,893,095	95,251,977	(81,684,720)
Personal Investment Class	28,180,755	(39,231,210)	9,578,678	(29,659,491)
Cash Management Class	(26,341,411)	(4,900,693,362)	(9,404,853)	(72,740,853)
Reserve Class	(2,513,453)	123,516,873	77,597,921	8,359,709
Resource Class	(25,343,593)	158,444,863	272,238,974	(2,217,786)
Corporate Class	(255,166,002)	(597,367,186)	3,245,168	(314,733,978)
Net increase (decrease) in net assets resulting from share transactions	(2,859,349,812)	6,861,485,191	11,898,933,053	6,004,077,106
Net increase (decrease) in net assets	(2,858,749,411)	6,861,708,617	11,898,863,679	6,004,195,753

Net assets:
Beginning of period	22,770,046,855	15,908,338,238	11,943,264,627	5,939,068,874
End of period*	$19,911,297,444	$22,770,046,855	$23,842,128,306	$11,943,264,627
* Includes accumulated undistributed net investment income	$(21,274)	$(21,274)	$90,340	$90,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term  Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2017 and the year ended August 31,2016

(Unaudited)

	Treasury Obligations Portfolio		Tax-Free Cash Reserve Portfolio
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016
Operations:
Net investment income	$1,225,011	$188,034	$468,597	$702,207
Net realized gain (loss)	(23,974)	15,288	(14,721)	5,988
Net increase in net assets resulting from operations	1,201,037	203,322	453,876	708,195

Distributions to shareholders from net investment income:
Institutional Class	(1,182,978)	(78,969)	(316,194)	(628,540)
Private Investment Class	(1,453)	(5,685)	(33,839)	(18,929)
Personal Investment Class	(689)	(2,859)	(3,250)	(1,951)
Cash Management Class	(2,026)	(43,887)	(74,728)	(33,087)
Reserve Class	(37,370)	(51,534)	(36,391)	(16,951)
Resource Class	(134)	(2,214)	(4,119)	(1,923)
Corporate Class	(361)	(2,886)	(76)	(826)
Total distributions from net investment income	(1,225,011)	(188,034)	(468,597)	(702,207)

Share transactions–net:
Institutional Class	1,165,631,320	15,581,368	(354,742,419)	(5,243,578)
Private Investment Class	(4,911,643)	177,746	(4,887,524)	(6,001,459)
Personal Investment Class	(2,562,800)	652,387	(394,314)	(1,226,815)
Cash Management Class	(29,769,295)	(13,633,574)	5,021,679	(20,346,066)
Reserve Class	40,731,958	30,758,077	(24,426)	(239,848)
Resource Class	118	(2,177,935)	(380,453)	(2,115,602)
Corporate Class	(2,933,772)	(25,066,209)	70	(26,445,210)
Net increase (decrease) in net assets resulting from share transactions	1,166,185,886	6,291,860	(355,407,387)	(61,618,578)
Net increase (decrease) in net assets	1,166,161,912	6,307,148	(355,422,108)	(61,612,590)

Net assets:
Beginning of period	201,090,567	194,783,419	532,305,318	593,917,908
End of period *	$1,367,252,479	$201,090,567	$176,883,210	$532,305,318
* Includes accumulated undistributed net investment income	$(12,543)	$(12,543)	$(104,955)	$(104,955)

Notes to Financial Statements

February 28, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio (formerly Government TaxAdvantage Portfolio) and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Treasury Obligations Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Liquid Assets Portfolio and STIC Prime Portfolio, both institutional money market funds, began to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based

29                         Short-Term  Investments Trust

values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Liquid Assets Portfolio and STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Liquid Assets Portfolio determines its NAV per share multiple times each day.

Treasury Portfolio, Government & Agency Portfolio, and Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Treasury Portfolio, Government & Agency Portfolio, and Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Liquid Asset Portfolio’s and STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio, and Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

30                         Short-Term  Investments Trust

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

31                         Short-Term  Investments Trust

For the six months ended February 28, 2017, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Treasury Obligations Portfolio	0.14%
Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended February 28, 2017, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$410,566	$—
STIC Prime Portfolio	284,295	—
Treasury Portfolio	2,201,591	—
Government & Agency Portfolio	—	—
Treasury Obligations Portfolio	229,513	—
Tax-Free Cash Reserve Portfolio	170,645	—

Voluntary fee waivers for the six months ended February 28, 2017 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$2,312	$3,843	N/A	$28,922	N/A	N/A
STIC Prime Portfolio	6,443	45,963	N/A	15,651	$42	N/A
Treasury Portfolio	268,452	219,024	N/A	545,861	30,383	N/A
Government & Agency Portfolio	205,332	24,194	N/A	1,315,893	6,366	N/A
Treasury Obligations Portfolio	2,307	3,077	$514	251,408	76	$19
Tax-Free Cash Reserve Portfolio	8,731	3,754	1,247	79,875	348	N/A

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

32                         Short-Term  Investments Trust

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2017, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2017, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$498,250,427	$509,600,329	$—
STIC Prime Portfolio	187,984,805	202,226,502	—
Tax-Free Cash Reserve Portfolio	234,700,564	455,097,214	—

33                         Short-Term  Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2016 which expires as follows:

	Short-Term			Long-Term	Total*
Fund	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Treasury Obligations Portfolio	$—	$—	$3,159	$—	$3,159
Tax-Free Cash Reserve Portfolio	8,740	30,074	—	—	38,814

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2017
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Treasury Portfolio	$20,207,749,634	$—	$(306,340)	$(306,340)

*	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

34                         Short-Term  Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)(b)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	8,636,572,068	$8,636,696,253	206,922,537,697	$206,922,537,697
Private Investment Class	73,675,853	73,675,862	1,086,367,896	1,086,367,896
Personal Investment Class	8,178,437	8,178,627	147,332,561	147,332,561
Cash Management Class	315,185,594	315,189,645	3,527,556,735	3,527,556,735
Reserve Class	3,679,215	3,679,395	312,834,642	312,834,642
Resource Class	131,512	131,513	54,658,208	54,658,208
Corporate Class	229,992,915	230,006,196	12,789,032,744	12,789,032,744

Issued as reinvestment of dividends:
Institutional Class	3,612,258	3,612,403	16,030,218	16,030,218
Private Investment Class	23,725	23,727	51,160	51,160
Personal Investment Class	4,941	4,941	33,213	33,213
Cash Management Class	66,920	66,923	325,885	325,885
Reserve Class	34,020	34,020	78,372	78,372
Resource Class	4,320	4,320	14,018	14,018
Corporate Class	105,181	105,188	699,998	699,998

Reacquired:
Institutional Class	(18,767,392,641)	(18,767,690,764)	(212,491,798,025)	(212,491,798,025)
Private Investment Class	(304,159,753)	(304,178,675)	(1,128,591,054)	(1,128,591,054)
Personal Investment Class	(37,119,877)	(37,120,827)	(233,517,289)	(233,517,289)
Cash Management Class	(559,012,820)	(559,018,892)	(3,735,263,159)	(3,735,263,159)
Reserve Class	(102,775,450)	(102,775,755)	(368,944,928)	(368,944,928)
Resource Class	(6,040,857)	(6,040,943)	(120,101,430)	(120,101,430)
Corporate Class	(390,456,216)	(390,493,117)	(13,674,270,635)	(13,674,270,635)
Net increase (decrease) in share activity	(10,895,690,655)	$(10,895,909,960)	(6,894,933,173)	$(6,894,933,173)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, Liquid Assets Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

35                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)(b)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	655,894,743	$655,926,204	4,966,861,188	$4,966,861,188
Private Investment Class	32,471,499	32,471,503	1,446,777,172	1,446,777,172
Personal Investment Class	118,187,308	118,187,309	677,491,586	677,491,586
Cash Management Class	130,898,214	130,898,218	2,194,654,168	2,194,654,168
Reserve Class	12,102,644	12,102,696	400,019,801	400,019,801
Resource Class	54,161,912	54,161,918	96,121,190	96,121,190
Corporate Class	19,999	20,000	518,160,731	518,160,731

Issued as reinvestment of dividends:
Institutional Class	561,735	561,770	1,393,044	1,393,044
Private Investment Class	7,432	7,432	78,349	78,349
Personal Investment Class	15,098	15,098	70,680	70,680
Cash Management Class	77,613	77,613	217,106	217,106
Reserve Class	6,557	6,557	50,303	50,303
Resource Class	8,241	8,241	25,322	25,322
Corporate Class	3,548	3,548	148,537	148,537

Reacquired:
Institutional Class	(1,943,307,435)	(1,943,355,060)	(5,125,051,673)	(5,125,051,673)
Private Investment Class	(171,380,975)	(171,381,911)	(1,468,010,855)	(1,468,010,855)
Personal Investment Class	(235,054,362)	(235,054,406)	(677,660,866)	(677,660,866)
Cash Management Class	(298,011,468)	(298,011,506)	(2,510,593,415)	(2,510,593,415)
Reserve Class	(33,077,282)	(33,077,453)	(428,996,120)	(428,996,120)
Resource Class	(70,853,530)	(70,854,433)	(98,990,384)	(98,990,384)
Corporate Class	(12,179)	(12,179)	(595,343,644)	(595,343,644)
Net increase (decrease) in share activity	(1,747,280,688)	$(1,747,298,841)	(602,577,780)	$(602,577,780)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 96% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, STIC Prime Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

36                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	49,873,953,809	$49,873,953,809	37,473,899,000	$37,473,899,000
Private Investment Class	721,092,411	721,092,411	1,884,005,414	1,884,005,414
Personal Investment Class	485,120,727	485,120,727	980,594,144	980,594,144
Cash Management Class	1,054,669,980	1,054,669,980	14,484,295,170	14,484,295,170
Reserve Class	133,540,692	133,540,692	316,250,840	316,250,840
Resource Class	237,666,579	237,666,579	575,238,582	575,238,582
Corporate Class	4,935,948,006	4,935,948,006	20,782,139,048	20,782,139,048

Issued as reinvestment of dividends:
Institutional Class	4,721,818	4,721,818	5,368,737	5,368,737
Private Investment Class	51,815	51,815	43,130	43,130
Personal Investment Class	56,509	56,509	76,479	76,479
Cash Management Class	299,878	299,878	266,775	266,775
Reserve Class	77,366	77,366	50,478	50,478
Resource Class	86,698	86,698	52,190	52,190
Corporate Class	1,035,739	1,035,739	1,013,151	1,013,151

Reacquired:
Institutional Class	(52,438,923,991)	(52,438,923,991)	(25,461,345,619)	(25,461,345,619)
Private Investment Class	(739,061,970)	(739,061,970)	(1,785,155,449)	(1,785,155,449)
Personal Investment Class	(456,996,481)	(456,996,481)	(1,019,901,833)	(1,019,901,833)
Cash Management Class	(1,081,311,269)	(1,081,311,269)	(19,385,255,307)	(19,385,255,307)
Reserve Class	(136,131,511)	(136,131,511)	(192,784,445)	(192,784,445)
Resource Class	(263,096,870)	(263,096,870)	(416,845,909)	(416,845,909)
Corporate Class	(5,192,149,747)	(5,192,149,747)	(21,380,519,385)	(21,380,519,385)
Net increase (decrease) in share activity	(2,859,349,812)	$(2,859,349,812)	6,861,485,191	$6,861,485,191

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 24% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

37                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	93,762,456,439	$93,762,456,439	54,569,434,166	$54,569,434,166
Private Investment Class	710,764,705	710,764,705	1,458,232,071	1,458,232,071
Personal Investment Class	38,924,434	38,924,434	71,882,635	71,882,635
Cash Management Class	422,434,849	422,434,849	2,062,748,073	2,062,748,073
Reserve Class	594,159,166	594,159,166	713,745,281	713,745,281
Resource Class	1,525,352,649	1,525,352,649	678,959,358	678,959,358
Corporate Class	2,236,255,213	2,236,255,213	3,670,809,701	3,670,809,701

Issued as reinvestment of dividends:
Institutional Class	4,862,405	4,862,405	1,972,829	1,972,829
Private Investment Class	98,906	98,906	116,496	116,496
Personal Investment Class	3,711	3,711	—	—
Cash Management Class	112,181	112,181	59,978	59,978
Reserve Class	192,197	192,197	149,381	149,381
Resource Class	176,761	176,761	16,833	16,833
Corporate Class	405,059	405,059	458,600	458,600

Reacquired:
Institutional Class	(82,316,893,656)	(82,316,893,656)	(48,074,652,770)	(48,074,652,770)
Private Investment Class	(615,611,634)	(615,611,634)	(1,540,033,287)	(1,540,033,287)
Personal Investment Class	(29,349,467)	(29,349,467)	(101,542,126)	(101,542,126)
Cash Management Class	(431,951,883)	(431,951,883)	(2,135,548,904)	(2,135,548,904)
Reserve Class	(516,753,442)	(516,753,442)	(705,534,953)	(705,534,953)
Resource Class	(1,253,290,436)	(1,253,290,436)	(681,193,977)	(681,193,977)
Corporate Class	(2,233,415,104)	(2,233,415,104)	(3,986,002,279)	(3,986,002,279)
Net increase in share activity	11,898,933,053	$11,898,933,053	6,004,077,106	$6,004,077,106

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 29% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

38                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

Treasury Obligations Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,562,141,539	$1,562,141,539	475,968,821	$475,968,821
Private Investment Class	1,583,283	1,583,283	9,868,856	9,868,856
Personal Investment Class	1,567,680	1,567,680	11,195,355	11,195,355
Cash Management Class	—	—	37,314,802	37,314,802
Reserve Class	102,470,204	102,470,204	142,035,205	142,035,205
Resource Class	118	118	196	196
Corporate Class	659,929	659,929	14,372,709	14,372,709

Issued as reinvestment of dividends:
Institutional Class	20,345	20,345	43,479	43,479
Private Investment Class	1,337	1,337	2,495	2,495
Cash Management Class	3,678	3,678	42,181	42,181
Reserve Class	30,715	30,715	48,377	48,377
Resource Class	—	—	2,027	2,027
Corporate Class	272	272	3,097	3,097

Reacquired:
Institutional Class	(396,530,564)	(396,530,564)	(460,430,932)	(460,430,932)
Private Investment Class	(6,496,263)	(6,496,263)	(9,693,605)	(9,693,605)
Personal Investment Class	(4,130,480)	(4,130,480)	(10,542,968)	(10,542,968)
Cash Management Class	(29,772,973)	(29,772,973)	(50,990,557)	(50,990,557)
Reserve Class	(61,768,961)	(61,768,961)	(111,325,505)	(111,325,505)
Resource Class	—	—	(2,180,158)	(2,180,158)
Corporate Class	(3,593,973)	(3,593,973)	(39,442,015)	(39,442,015)
Net increase in share activity	1,166,185,886	$1,166,185,886	6,291,860	$6,291,860

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 10% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 87% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

39                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	147,610,254	$147,610,254	1,024,153,591	$1,024,153,591
Private Investment Class	16,047,764	16,047,764	41,102,729	41,102,729
Personal Investment Class	2,004,667	2,004,667	2,880,498	2,880,498
Cash Management Class	34,034,380	34,034,380	51,239,007	51,239,007
Reserve Class	31,658,070	31,658,070	53,662,145	53,662,145
Resource Class	34,216	34,216	80,556	80,556
Corporate Class	32,101	32,101	1,175,406	1,175,406

Issued as reinvestment of dividends:
Institutional Class	92,655	92,655	70,780	70,780
Private Investment Class	27,549	27,549	15,014	15,014
Personal Investment Class	2,395	2,395	11	11
Cash Management Class	57,862	57,862	13,782	13,782
Reserve Class	31,962	31,962	14,449	14,449
Resource Class	3,816	3,816	1,634	1,634
Corporate Class	73	73	1,040	1,040

Reacquired:
Institutional Class	(502,445,328)	(502,445,328)	(1,029,467,949)	(1,029,467,949)
Private Investment Class	(20,962,837)	(20,962,837)	(47,119,202)	(47,119,202)
Personal Investment Class	(2,401,376)	(2,401,376)	(4,107,324)	(4,107,324)
Cash Management Class	(29,070,563)	(29,070,563)	(71,598,855)	(71,598,855)
Reserve Class	(31,714,458)	(31,714,458)	(53,916,442)	(53,916,442)
Resource Class	(418,485)	(418,485)	(2,197,792)	(2,197,792)
Corporate Class	(32,104)	(32,104)	(27,621,656)	(27,621,656)
Net increase (decrease) in share activity	(355,407,387)	$(355,407,387)	(61,618,578)	$(61,618,578)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 87% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

40                         Short-Term  Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Private Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/28/17	$1.00	$0.0007	$0.0014	$0.0021	$(0.0013)	$(0.0005)	$(0.0018)	$1.0003	0.19%	$10,806	0.47	%(c)	0.53	%(c)	0.14	%(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	241,327	0.40		0.64		0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	283,476	0.21		0.67		0.01
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	345,211	0.19		0.67		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	370,059	0.24		0.67		0.02
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	372,458	0.27		0.68		0.02
STIC Prime Portfolio
Six months ended 02/28/17	1.00	0.0012	0.00	0.0012	(0.0012)	—	(0.0012)	1.0000	0.12	2,158	0.37	(c)	0.56	(c)	0.25	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.15	141,061	0.25		0.68		0.15
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	162,216	0.07		0.69		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	152,133	0.06		0.69		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	166,612	0.12		0.69		0.07
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	159,750	0.15		0.70		0.05
Treasury Portfolio
Six months ended 02/28/17	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	542,128	0.38	(c)	0.50	(c)	0.10	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	560,027	0.23		0.64		0.08
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	461,131	0.06		0.67		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	524,576	0.04		0.67		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	583,020	0.09		0.68		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	808,131	0.08		0.68		0.02
Government & Agency Portfolio
Six months ended 02/28/17	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	436,121	0.36	(c)	0.45	(c)	0.15	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	340,874	0.23		0.62		0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	422,564	0.08		0.63		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	347,046	0.06		0.63		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	358,383	0.11		0.64		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	382,019	0.10		0.63		0.03
Treasury Obligations Portfolio
Six months ended 02/28/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.06	1,249	0.24	(c)	0.47	(c)	0.19	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	6,162	0.16		0.82		0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	5,984	0.00		0.83		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	15,580	0.02		0.79		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	20,036	0.06		0.70		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	38,426	0.07		0.72		0.02
Tax-Free Cash Reserve Portfolio
Six months ended 02/28/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.17	19,582	0.37	(c)	0.62	(c)	0.33	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	24,468	0.14		0.77		0.08
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	30,469	0.03		0.81		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	34,276	0.04		0.80		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	52,446	0.10		0.80		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	95,843	0.13		0.80		0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $59,683, $12,024, $535,937, $475,000, $2,553 and $20,467 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

41                         Short-Term  Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Private Investment Class	Beginning Account Value (09/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/17)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/17)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,001.90	$2.33	$1,022.46	$2.36	0.47%
STIC Prime Portfolio	1,000.00	1,001.20	1.84	1,022.96	1.86	0.37
Treasury Portfolio	1,000.00	1,000.50	1.88	1,022.91	1.91	0.38
Government & Agency Portfolio	1,000.00	1,000.70	1.79	1,023.01	1.81	0.36
Treasury Obligations Portfolio	1,000.00	1,000.60	1.19	1,023.60	1.20	0.24
Tax-Free Cash Reserve Portfolio	1,000.00	1,001.70	1.84	1,022.96	1.86	0.37

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2016, through February 28, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

42                         Short-Term  Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 Invesco Distributors, Inc.	CM-STIT-SAR-5	04182017	1018

Semiannual Report to Shareholders	February 28, 2017

Personal Investment Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Treasury Obligations Portfolio

Tax-Free Cash Reserve Portfolio

2	Fund Data

3	Letters to Shareholders

4	Schedule of Investments

24	Financial Statements

29	Notes to Financial Statements

41	Financial Highlights

42	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2017, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Personal Investment Class data as of 2/28/17
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets[1]	3 - 32 days	21 days	39 days	$304.9 thousand
STIC Prime[1]	3 - 19 days	11 days	11 days	622.1 thousand
Treasury[2]	37 - 54 days	44 days	104 days	151.0 million
Government & Agency[2]	32 - 50 days	37 days	111 days	17.1 million
Treasury Obligations[2]	15 - 58 days	49 days	100 days	44.6 thousand
Tax-Free Cash Reserve[3]	10 - 19 days	11 days	15 days	2.0 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2                          Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

          We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Money market investors cheered when the US Federal Reserve (the Fed) unanimously raised its federal funds target rate in December 2016 – just the second increase since 2006. The Fed raised this key rate from a range of 0.25% to 0.50% to a range of 0.50% to 0.75%.[1]

    The Fed’s decision was based on evidence of a strengthening US economy – specifically, a stronger labor market and inflation moving closer to the Fed’s target levels. Fed-watchers suggested that a strengthening US economy, as well as the proposed spending, tax and regulatory policies of the Trump administration, could cause the Fed to accelerate future interest rate hikes. Raising rates sooner rather than later would provide the Fed with greater dexterity to respond to higher-than-projected economic growth in the future.

          At the close of the reporting period, most major global economies continued to maintain interest rates at, near or below zero in an effort to fuel inflation and spur economic growth. Many major central banks, including the European Central Bank, the Bank of England and the Bank of Japan, all cut rates during 2016.

    During the reporting period, the US money market fund industry fully implemented reform measures in October that had been announced by the US Securities and Exchange Commission in 2014. Invesco is pleased to report that we successfully implemented required money market reform policies on October 12, 2016.

    For Invesco’s money market fund professionals, safety is of paramount importance in the investment process. Their conservative investment philosophy has always focused on providing principal preservation, liquidity, and return – in that order – to our money market fund investors. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1 Source: US Federal Reserve

3                          Short-Term Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–36.86%(a)
Asset-Backed Securities — Fully Supported–6.53%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	0.90%	03/06/2017	$6,000	$5,999,289
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.15%	04/07/2017	5,000	4,995,661
Kells Funding LLC (CEP–FMS Wertmanagement)(c)	1.00%	05/26/2017	5,000	4,987,917
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.43%	07/05/2017	5,000	4,979,186
				20,962,053

Asset-Backed Securities — Fully Supported Bank–16.52%
Anglesea Funding LLC (Multi–CEP’s)(b)(c)	0.93%	04/10/2017	5,000	4,995,239
Anglesea Funding LLC (Multi–CEP’s)(b)(c)	1.10%	04/03/2017	5,000	4,996,203
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(c)	1.10%	04/07/2017	5,000	4,995,662
Cedar Springs Capital Co. LLC (CEP–UBS AG)(b)(c)	0.82%	03/01/2017	4,578	4,577,886
Ebury Finance LLC (Multi–CEP’s)(b)(c)	0.70%	03/01/2017	7,500	7,499,856
Institutional Secured Funding Ltd. (Multi–CEP’s)(b)(c)	0.90%	03/06/2017	5,000	4,999,407
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.94%	03/03/2017	5,000	4,999,709
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(b)(c)	0.95%	03/09/2017	7,000	6,998,597
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.80%	03/14/2017	5,000	4,998,559
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.80%	03/28/2017	4,000	3,997,548
				53,058,666

Asset-Backed Securities — Multi-Purpose–1.55%
Versailles Commercial Paper LLC(b)	1.08%	05/16/2017	5,000	4,986,846

Diversified Banks–9.49%
Bank of Nova Scotia(b)(c)	1.08%	04/13/2017	3,000	2,997,261
BPCE S.A.(b)(c)	1.21%	05/09/2017	6,000	5,990,224
Erste Abwicklungsanstalt(b)(c)(d)	1.13%	03/21/2017	5,000	5,001,255
Mizuho Bank, Ltd.(c)	1.08%	04/13/2017	5,000	4,995,465
National Bank of Abu Dhabi PJSC(b)(c)	0.76%	03/07/2017	7,500	7,499,074
NRW Bank(b)(c)	1.05%	04/18/2017	4,000	3,995,949
				30,479,228

Other Diversified Financial Services–0.93%
ABN AMRO Funding USA LLC(b)(c)	1.07%	06/07/2017	3,000	2,990,480

Regional Banks–1.09%
ASB Finance Ltd.(b)(c)	1.00%	06/01/2017	3,500	3,491,881

Specialized Finance–0.75%
CDP Financial Inc.(c)	0.96%	04/05/2017	2,400	2,398,404
Total Commercial Paper (Cost $118,350,414)				118,367,558

Variable Rate Demand Notes–24.06%(e)
Credit Enhanced–24.06%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	0.67%	08/01/2035	2,212	2,212,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.75%	07/01/2038	4,445	4,445,000
Columbus (City of), Ohio Regional Airport Authority (FlightSafety International Inc.); Series 2015 A, VRD RB (CEP–Berkshire Hathaway Inc.)	0.68%	04/01/2035	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term  Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.66%	07/01/2021	$881	$881,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(f)	0.74%	08/01/2030	4,700	4,700,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(c)(f)	0.70%	06/01/2035	3,590	3,590,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.74%	04/01/2047	9,600	9,599,999
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.66%	04/15/2030	140	140,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.77%	03/01/2039	10,055	10,055,000
Memphis (City of), Tennessee Health, Educational and Housing Facility Board (Ashland Lakes Apartments); Series 2006 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.71%	08/01/2041	9,000	9,000,000
Minnetonka (City of), Minnesota (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.73%	11/15/2031	2,285	2,285,000
New York (State of) Housing Finance Agency (605 West 42nd Street Housing);
Series 2014 A, VRD RB (LOC–Bank of China Ltd.)(f)	0.76%	05/01/2048	7,100	7,100,000
Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.10%	05/01/2048	1,200	1,200,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.19%	11/01/2049	4,000	4,000,000
Pinellas (County of), Florida Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(f)	0.65%	11/01/2038	5,945	5,945,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.90%	07/01/2040	1,820	1,820,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.66%	10/01/2019	310	310,000
Total Variable Rate Demand Notes (Cost $77,282,999)				77,282,999

Certificates of Deposit–13.96%
Canadian Imperial Bank of Commerce(c)(d)	1.23%	07/21/2017	4,000	4,002,975
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)(d)	1.46%	10/25/2017	8,000	8,018,158
Mitsubishi UFJ Trust & Banking Corp.(c)	1.10%	04/13/2017	5,000	5,001,933
Nordea Bank AB(c)	0.56%	03/01/2017	11,811	11,811,488
Norinchukin Bank (The)(b)(c)	1.03%	05/16/2017	7,000	7,001,291
Wells Fargo Bank, N.A.(d)	1.32%	01/19/2018	5,000	5,005,580
Westpac Banking Corp.(c)(d)	1.28%	01/05/2018	4,000	4,003,424
Total Certificates of Deposit (Cost $44,811,632)				44,844,849

Notes–3.74%
Bank of Nova Scotia, Sr. Unsec. Global Floating Rate Notes(c)(d)	1.32%	04/11/2017	7,000	7,003,437
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), Sr. Unsec. Notes(b)(c)	1.20%	03/10/2017	5,000	5,000,621
Total Notes (Cost $12,003,989)				12,004,058
TOTAL INVESTMENTS (excluding Repurchase Agreements)–78.62% (Cost $252,449,034)				252,499,464

			Repurchase Amount

Repurchase Agreements–21.49%(g)
BMO Capital Markets Corp., agreement dated 02/28/2017, maturing value of $5,000,106 (collateralized by domestic and foreign corporate obligations valued at $5,250,000; 0%-5.50%, 03/13/2017-09/15/2040)(c)	0.76%	03/01/2017	5,000,106	5,000,000
Citigroup Global Markets Inc., open agreement dated 01/25/2017 (collateralized by foreign corporate obligations valued at $4,590,001; 0%-5.63%, 08/09/2017-02/21/2047)(h)	1.55%	—	—	4,500,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/22/2017, maturing value of $16,002,427 (collateralized by a domestic agency mortgage-backed security valued at $16,800,886; 0.80%, 05/25/2047)(c)(i)	0.78%	03/01/2017	16,002,427	16,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term  Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, agreement dated 02/28/2017, maturing value of $16,000,396 (collateralized by a domestic corporate obligation and a foreign corporate obligation valued at $17,011,891; 4.88%-6.50%, 04/30/2020-12/15/2043)(c)	0.89%	03/01/2017	$16,000,396	$16,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/02/2017, maturing value of $7,500,000 (collateralized by a domestic corporate obligation valued at $7,875,001; 0%, 03/01/2017)	1.58%	05/03/2017	7,500,000	7,500,000
RBC Capital Markets LLC, term agreement dated 02/22/2017, maturing value of $15,000,000 (collateralized by municipal obligations valued at $15,750,000; 0%-5.25%, 05/01/2022-05/15/2115)(c)(i)	0.99%	04/21/2017	15,000,000	15,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2017, maturing value of $5,000,106 (collateralized by foreign corporate obligations valued at $5,100,000; 1.13%-2.75%, 04/12/2019-01/19/2027)	0.76%	03/01/2017	5,000,106	5,000,000
Total Repurchase Agreements (Cost $69,000,000)				69,000,000
TOTAL INVESTMENTS(j)(k)–100.11% (Cost $321,449,034)				321,499,464
OTHER ASSETS LESS LIABILITIES–(0.11)%				(345,134)
NET ASSETS–100.00%				$321,154,330

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FNMA	– Federal National Mortgage Association
GO	– General Obligation

LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding

Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $122,592,021, which represented 38.17% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 11.7%; Japan: 11.4%; Canada: 11.3%; France: 9.0%; Germany: 6.9%; Switzerland: 6.4%; other countries less than 5% each: 15.0%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	56.5%
8-30	8.1
31-60	14.4
61-90	9.5
91-180	6.2
181+	5.3

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–45.49%(a)
Asset-Backed Securities — Fully Supported–12.60%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	0.90%	03/06/2017	$18,000	$17,997,867
Kells Funding LLC (CEP–FMS Wertmanagement)(c)	0.90%	03/17/2017	8,000	7,997,273
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	0.90%	03/01/2017	15,000	14,999,712
				40,994,852

Asset-Backed Securities — Fully Supported Bank–17.44%
Albion Capital LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b) (c)	0.90%	04/20/2017	6,000	5,993,880
Anglesea Funding LLC (Multi–CEP’s)(b)(c)	0.98%	03/03/2017	15,000	14,999,169
Institutional Secured Funding Ltd. (Multi–CEP’s)(b)(c)	0.90%	03/06/2017	10,000	9,998,815
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.94%	03/03/2017	15,000	14,999,126
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC) (b)(c)	0.80%	03/14/2017	5,000	4,998,559
Working Capital Management Co., L.P. (CEP–Mizuho Corporate Bank, Ltd.)(b)(c)	0.82%	03/23/2017	5,760	5,757,159
				56,746,708

Asset-Backed Securities — Multi-Purpose–8.10%
Chariot Funding LLC(b)	0.82%	03/06/2017	4,000	3,999,526
CRC Funding LLC(b)	0.87%	03/01/2017	5,357	5,356,897
Nieuw Amsterdam Receivables Corp.(b)(c)	0.84%	03/09/2017	10,000	9,998,258
Versailles Commercial Paper LLC(b)	0.90%	04/24/2017	7,000	6,987,937
				26,342,618

Diversified Banks–7.35%
DBS Bank Ltd.(b)(c)	0.86%	04/10/2017	10,000	9,991,994
J.P. Morgan Securities LLC	0.86%	03/03/2017	3,925	3,924,784
NRW Bank(b)(c)	0.81%	04/03/2017	10,000	9,993,039
				23,909,817
Total Commercial Paper (Cost $147,992,975)				147,993,995

Variable Rate Demand Notes–19.75%(d)
Credit Enhanced–19.75%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.85%	06/01/2029	4,235	4,235,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.81%	09/01/2019	4,500	4,500,000
Boulder (County of), Colorado (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.72%	02/01/2031	326	326,000
Capital Area Housing Finance Corp. (Cypress Creek at River Bend Apartments); Series 2006, VRD MFH RB (LOC–Citibank N.A.)(e)	0.72%	10/01/2039	8,290	8,290,000
Columbus (City of), Ohio Regional Airport Authority (FlightSafety International Inc.); Series 2015 A, VRD RB (CEP–Berkshire Hathaway Inc.)	0.68%	04/01/2035	3,930	3,930,000
Fulton (County of), Georgia Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.72%	01/01/2020	127	127,000
Jets Stadium Development, LLC; Series 2007 A-4, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(e)	0.74%	04/01/2047	5,000	5,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(e)	0.73%	05/01/2037	19,980	19,980,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(b)(e)	0.81%	01/01/2033	5,400	5,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term  Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Mobile (County of), Alabama Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(c)(e)	0.69%	07/01/2040	$5,666	$5,666,000
New York (State of) Housing Finance Agency (605 West 42nd Street Housing); Series 2014 A, VRD RB (LOC–Bank of China Ltd.)(e)	0.76%	05/01/2048	6,800	6,800,000
Total Variable Rate Demand Notes (Cost $64,254,000)				64,254,000

Certificates of Deposit–12.22%
Abbey National Treasury Services PLC(c)	0.67%	03/03/2017	10,000	9,999,962
DZ Bank AG Duetsche Zentral-Genossenschaftsbank(c)	1.03%	04/13/2017	2,000	2,000,395
Mitsubishi UFJ Trust and Banking Corp.(c)	1.25%	03/15/2017	8,200	8,201,848
Nordea Bank AB(c)	0.56%	03/01/2017	4,032	4,032,448
Norinchukin Bank (The)(c)	1.22%	03/27/2017	4,000	4,001,473
Toronto-Dominion Bank (The)(c)	0.93%	03/02/2017	5,000	5,000,088
Toronto-Dominion Bank (The)(c)	1.08%	03/17/2017	6,500	6,501,331
Total Certificates of Deposit (Cost $39,735,790)				39,737,545

U.S. Government Sponsored Agency Securities–7.76%
Overseas Private Investment Corp. (OPIC)–7.76%(d)
Unsec. Gtd. VRD COP	0.67%	09/15/2022	10,000	10,006,250
Unsec. Gtd. VRD COP	0.67%	09/20/2022	4,000	4,002,500
Unsec. Gtd. VRD COP	0.68%	05/15/2030	11,232	11,239,020
Total U.S. Government Sponsored Agency Securities (Cost $25,232,000)				25,247,770
TOTAL INVESTMENTS (excluding Repurchase Agreements)–85.22% (Cost $277,214,765)				277,233,310

			Repurchase Amount
Repurchase Agreements–14.75%(f)
Credit Suisse Securities (USA) LLC, term agreement dated 02/22/2017, maturing value of $19,002,882 (collateralized by a domestic agency mortgage-backed security valued at $19,951,479; 0.80%, 05/25/2047)(g)	0.78%	03/01/2017	19,002,882	19,000,000
ING Financial Markets, LLC, agreement dated 02/28/2017, maturing value of $10,000,247 (collateralized by a domestic agency mortgage-backed security and a domestic corporate obligation valued at $10,363,095; 0.88%-4.88%, 10/26/2017-12/15/2043)	0.89%	03/01/2017	10,000,247	10,000,000
RBC Capital Markets LLC, term agreement dated 02/22/2017, maturing value of $19,000,000 (collateralized by municipal obligations valued at $19,950,001; 0.66%-8.22%, 10/01/2021-05/15/2115)(g)	0.99%	04/21/2017	19,000,000	19,000,000
Total Repurchase Agreements (Cost $48,000,000)				48,000,000
TOTAL INVESTMENTS(h)(i)–99.97% (Cost $325,214,765)				325,233,310
OTHER ASSETS LESS LIABILITIES–0.03%				110,723
NET ASSETS–100.00%				$325,344,033

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
RN	– Revenue Notes
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term  Investments Trust

STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $146,471,938, which represented 45.02% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 13.8%; Japan: 13.5%; France: 10.1%; Canada: 9.4%; Germany: 6.2%; Switzerland: 5.8%; other countries less than 5% each: 10.7%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Sumitomo Mitisui Banking Corp.	6.2%
PNC Bank, N.A.	6.1
Societe Generale S.A.	5.5

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	71.2%
8-30	18.0
31-60	10.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Treasury Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–48.14%
U.S. Treasury Bills–26.97%(a)
U.S. Treasury Bills	0.50%	04/13/2017	$300,000	$299,822,625
U.S. Treasury Bills	0.59%	04/27/2017	124,000	123,887,010
U.S. Treasury Bills	0.62%	05/18/2017	400,000	399,475,456
U.S. Treasury Bills	0.61%	05/25/2017	300,000	299,578,541
U.S. Treasury Bills	0.63%	05/25/2017	400,000	399,416,452
U.S. Treasury Bills	0.64%	06/08/2017	116,510	116,313,640
U.S. Treasury Bills	0.66%	06/15/2017	400,000	399,239,966
U.S. Treasury Bills	0.64%	06/22/2017	400,000	399,208,372
U.S. Treasury Bills	0.65%	06/22/2017	500,000	498,991,633
U.S. Treasury Bills	0.66%	06/29/2017	100,000	99,785,000
U.S. Treasury Bills	0.67%	06/29/2017	34,720	34,643,616
U.S. Treasury Bills	0.65%	07/06/2017	298,000	297,331,604
U.S. Treasury Bills	0.66%	07/06/2017	147,000	146,664,736
U.S. Treasury Bills	0.61%	07/13/2017	295,000	294,340,068
U.S. Treasury Bills	0.62%	07/13/2017	50,000	49,887,403
U.S. Treasury Bills	0.61%	07/20/2017	115,000	114,729,750
U.S. Treasury Bills	0.63%	08/03/2017	250,000	249,332,101
U.S. Treasury Bills	0.65%	08/10/2017	300,000	299,142,751
U.S. Treasury Bills	0.65%	08/17/2017	550,000	548,355,067
U.S. Treasury Bills	0.68%	08/31/2017	300,000	298,983,834
				5,369,129,625

U.S. Treasury Notes–21.17%
U.S. Treasury Floating Rate Notes(b)	0.68%	10/31/2017	706,250	706,137,691
U.S. Treasury Floating Rate Notes(b)	0.79%	01/31/2018	300,000	300,104,296
U.S. Treasury Floating Rate Notes(b)	0.71%	04/30/2018	664,000	664,063,866
U.S. Treasury Floating Rate Notes(b)	0.69%	07/31/2018	429,240	429,238,590
U.S. Treasury Floating Rate Notes(b)	0.69%	10/31/2018	695,000	694,867,073
U.S. Treasury Notes	0.50%	04/30/2017	176,000	175,995,050
U.S. Treasury Notes	0.88%	04/30/2017	150,000	150,088,871
U.S. Treasury Notes	2.75%	05/31/2017	200,000	201,090,104
U.S. Treasury Notes	0.63%	06/30/2017	200,000	199,977,705
U.S. Treasury Notes	2.50%	06/30/2017	200,000	201,251,101
U.S. Treasury Notes	0.63%	09/30/2017	200,000	199,848,721
U.S. Treasury Notes	1.88%	09/30/2017	291,110	292,998,928
				4,215,661,996
Total U.S. Treasury Securities (Cost $9,584,791,621)				9,584,791,621
TOTAL INVESTMENTS (excluding Repurchase Agreements)–48.14% (Cost $9,584,791,621)				9,584,791,621

			Repurchase Amount
Repurchase Agreements–53.35%(c)
ABN AMRO Bank N.V., agreement dated 02/28/2017, maturing value of $600,008,833 (collateralized by U.S. Treasury obligations valued at $612,000,178; 0.50%-3.13%, 03/31/2017-05/15/2026)	0.53%	03/01/2017	600,008,833	600,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term  Investments Trust

Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
ABN AMRO Bank N.V., term agreement dated 01/10/2017, maturing value of $250,229,444 (collateralized by U.S. Treasury obligations valued at $255,000,408; 0.13%-2.63%, 08/31/2018-05/15/2026)	0.56%	03/10/2017	$250,229,444	$250,000,000
Bank of Montreal, joint term agreement dated 02/10/2017, aggregate maturing value of $300,265,500 (collateralized by U.S. Treasury obligations valued at $306,000,037; 0.75%-4.25%, 01/31/2018-05/15/2044)(d)	0.54%	04/10/2017	150,132,750	150,000,000
Bank of Montreal, joint term agreement dated 02/23/2017, aggregate maturing value of $635,834,496 (collateralized by U.S. Treasury obligations valued at $647,700,025; 0.63%-3.63%, 07/31/2017-08/15/2043)(d)	0.57%	05/17/2017	115,151,129	115,000,000
Bank of Montreal, term agreement dated 01/30/2017, maturing value of $500,688,750 (collateralized by U.S. Treasury obligations valued at $510,000,002; 0.75%-3.63%, 03/31/2017-08/15/2044)(d)	0.57%	04/27/2017	500,688,750	500,000,000
Bank of Montreal, term agreement dated 02/10/2017, maturing value of $150,077,292 (collateralized by U.S. Treasury obligations valued at $153,000,054; 1.38%-3.50%, 03/31/2017-11/15/2046)(d)	0.53%	03/17/2017	150,077,292	150,000,000
Bank of Montreal, term agreement dated 02/22/2017, maturing value of $200,233,333 (collateralized by U.S. Treasury obligations valued at $204,000,055; 1.25%-3.63%, 08/31/2017-04/15/2028)(d)	0.56%	05/08/2017	200,233,333	200,000,000
BNP Paribas Securities Corp., agreement dated 02/28/2017, maturing value of $600,009,167 (collateralized by U.S. Treasury obligations valued at $600,019,151; 0.13%, 04/15/2017)	0.55%	03/01/2017	600,009,167	600,000,000
CIBC World Markets Corp., joint agreement dated 02/28/2017, aggregate maturing value of $1,350,019,500 (collateralized by U.S. Treasury obligations valued at $1,383,331,253; 0.13%-8.75%, 03/15/2017-02/15/2047)	0.52%	03/01/2017	579,534,169	579,525,798
Citigroup Global Markets Inc., term agreement dated 02/23/2017, maturing value of $500,049,583 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%-7.63%, 03/31/2018-08/15/2036)(d)	0.51%	03/02/2017	500,049,583	500,000,000
Citigroup Global Markets Inc., agreement dated 02/28/2017, maturing value of $400,005,778 (collateralized by U.S. Treasury obligations valued at $408,000,001; 0.63%-7.63%, 05/31/2017-02/15/2025)	0.52%	03/01/2017	400,005,778	400,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 02/28/2017, maturing value of $200,002,889 (collateralized by a U.S. Treasury obligation valued at $204,000,005; 3.00%, 11/15/2044)	0.52%	03/01/2017	200,002,889	200,000,000
Credit Agricole Corp. & Investment Bank, term agreement dated 01/03/2017, maturing value of $200,186,833 (collateralized by U.S. Treasury obligations valued at $204,000,089; 0.63%-1.25%, 03/31/2021-01/15/2024)(d)	0.57%	03/03/2017	200,186,833	200,000,000
Credit Agricole Corp. & Investment Bank, term agreement dated 02/24/2017, maturing value of $250,025,278 (collateralized by U.S. Treasury obligations valued at $255,000,014; 1.50%-2.75%, 02/15/2019-02/15/2023)(d)	0.52%	03/03/2017	250,025,278	250,000,000
Federal Reserve Bank of New York, agreement dated 02/28/2017, maturing value of $400,005,556 (collateralized by a U.S. Treasury obligation valued at $400,005,625; 3.00%, 05/15/2042)	0.50%	03/01/2017	400,005,556	400,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/23/2017, maturing value of $450,044,625 (collateralized by U.S. Treasury obligations valued at $458,149,703; 3.75%, 11/15/2043)(d)	0.51%	03/02/2017	450,044,625	450,000,000
Metropolitan Life Insurance Co., term agreement dated 02/28/2017, maturing value of $350,038,556 (collateralized by U.S. Treasury obligations valued at $359,686,324; 0%-1.13%, 09/30/2021-11/15/2040)(d)	0.55%	03/07/2017	350,038,556	350,001,125
Prudential Insurance Co. of America, agreement dated 02/28/2017, maturing value of $287,754,066 (collateralized by U.S. Treasury obligations valued at $293,991,621; 0%-2.50%; 11/15/2027-02/15/2045)	0.54%	03/01/2017	287,754,066	287,749,750
Prudential Legacy Insurance Co. of America, agreement dated 02/28/2017, maturing value of $190,377,856 (collateralized by U.S. Treasury obligations valued at $194,102,100; 0%; 02/15/2022-08/15/2033)	0.54%	03/01/2017	190,377,856	190,375,000
RBC Capital Markets LLC, term agreement dated 01/17/2017, maturing value of $500,443,056 (collateralized by U.S. Treasury obligations valued at $510,000,026; 1.00%-7.13%, 08/15/2018-11/15/2025)(d)	0.55%	03/16/2017	500,443,056	500,000,000
RBC Capital Markets LLC, term agreement dated 02/16/2017, maturing value of $1,000,458,333 (collateralized by U.S. Treasury obligations valued at $1,016,577,459; 0%-9.00%, 03/30/2017-05/15/2046)(d)	0.55%	05/17/2017	1,000,458,333	1,000,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term  Investments Trust

Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Societe Generale, joint term agreement dated 02/09/2017, aggregate maturing value of $500,240,000 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0%-8.75%, 04/30/2017-05/15/2043)(d)	0.54%	03/13/2017	$435,208,800	$435,000,000
Sumitomo Mitsui Banking Corp., agreement dated 02/28/2017, maturing value of $1,000,014,722 (collateralized by U.S. Treasury obligations valued at $1,020,004,676; 1.13%-1.63%, 01/31/2021-05/31/2023)	0.53%	03/01/2017	1,000,014,722	1,000,000,000
TD Securities (USA) LLC, agreement dated 02/28/2017, maturing value of $300,004,333 (collateralized by U.S. Treasury obligations valued at $306,000,076; 0.50%-4.25%, 04/30/2017-02/15/2042)	0.52%	03/01/2017	300,004,333	300,000,000
Wells Fargo Bank, N.A., term agreement dated 11/16/2016, maturing value of $250,879,861 (collateralized by U.S. Treasury obligations valued at $255,000,189; 2.38%-2.63%, 07/15/2017-01/15/2025)	0.70%	05/16/2017	250,879,861	250,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2017, maturing value of $565,008,161 (collateralized by U.S. Treasury obligations valued at $576,300,061; 1.13%-3.63%, 02/28/2019-02/15/2045)	0.52%	03/01/2017	565,008,161	565,000,000
Wells Fargo Securities, LLC, term agreement dated 01/17/2017, maturing value of $200,273,889 (collateralized by U.S. Treasury obligations valued at $204,000,038; 3.00%-3.38%, 11/15/2041-02/15/2047)	0.58%	04/12/2017	200,273,889	200,000,000
Total Repurchase Agreements (Cost $10,622,651,673)				10,622,651,673
TOTAL INVESTMENTS(e)–101.49% (Cost $20,207,443,294)				20,207,443,294
OTHER ASSETS LESS LIABILITIES–(1.49)%				(296,145,850)
NET ASSETS–100.00%				$19,911,297,444

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	48.7%
8-30	1.2
31-60	3.1
61-90	8.4
91-180	20.9
181+	17.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–32.26%
Federal Farm Credit Bank (FFCB)–2.78%
Disc. Notes(a)	0.57%	03/20/2017	$19,000	$18,994,284
Disc. Notes(a)	0.56%	04/04/2017	50,000	49,973,556
Disc. Notes(a)	0.57%	04/18/2017	25,000	24,981,000
Unsec. Bonds(b)	0.78%	05/30/2017	45,000	44,998,717
Unsec. Bonds(b)	0.81%	06/20/2017	39,325	39,314,841
Unsec. Bonds(b)	0.81%	07/06/2017	70,000	69,993,789
Unsec. Bonds(b)	0.80%	07/14/2017	14,000	14,001,030
Unsec. Bonds(b)	0.92%	07/21/2017	45,000	44,999,973
Unsec. Bonds(b)	0.81%	07/25/2017	35,600	35,606,864
Unsec. Bonds(b)	0.76%	08/21/2017	22,000	21,994,177
Unsec. Bonds(b)	0.82%	08/29/2017	4,625	4,625,006
Unsec. Bonds(b)	0.82%	11/13/2017	8,000	7,994,599
Unsec. Bonds(b)	0.79%	12/27/2017	30,000	29,967,696
Unsec. Bonds(b)	0.80%	01/17/2018	10,000	9,995,120
Unsec. Bonds(b)	0.68%	01/22/2018	100,000	100,000,000
Unsec. Bonds(b)	0.85%	02/09/2018	25,000	25,000,000
Unsec. Bonds(b)	0.81%	02/26/2018	50,000	49,985,324
Unsec. Bonds(b)	0.90%	03/02/2018	40,000	40,065,673
Unsec. Bonds(b)	0.89%	03/21/2018	20,000	20,009,681
Unsec. Bonds(b)	1.04%	05/09/2018	9,500	9,520,924
				662,022,254

Federal Home Loan Bank (FHLB)–26.30%
Unsec. Bonds	0.88%	03/10/2017	13,155	13,156,137
Unsec. Bonds	0.55%	03/21/2017	52,630	52,630,977
Unsec. Bonds	0.60%	05/19/2017	62,000	62,000,000
Unsec. Bonds	0.60%	05/23/2017	73,000	72,999,112
Unsec. Bonds(b)	0.77%	08/18/2017	73,500	73,482,728
Unsec. Bonds(b)	0.96%	10/30/2017	199,700	199,689,898
Unsec. Bonds(b)	0.83%	11/15/2017	40,000	40,000,000
Unsec. Bonds(b)	0.83%	11/17/2017	25,000	25,000,000
Unsec. Bonds(b)	0.85%	02/16/2018	45,000	45,000,000
Unsec. Bonds(b)	0.78%	03/06/2018	225,000	225,000,000
Unsec. Bonds(b)	0.78%	03/09/2018	100,000	100,000,000
Unsec. Bonds(b)	0.79%	03/14/2018	300,000	300,000,000
Unsec. Bonds(b)	0.79%	03/15/2018	75,000	75,000,000
Unsec. Bonds(b)	0.79%	03/16/2018	350,000	350,000,000
Unsec. Bonds(b)	0.77%	03/19/2018	275,000	275,000,000
Unsec. Bonds(b)	0.81%	03/19/2018	145,000	145,000,000
Unsec. Bonds(b)	0.76%	04/12/2018	220,000	220,000,000
Unsec. Bonds(b)	0.76%	04/13/2018	225,000	224,999,315
Unsec. Bonds(b)	0.77%	04/20/2018	86,000	85,992,390
Unsec. Bonds(b)	0.77%	04/23/2018	140,000	139,991,832
Unsec. Bonds(b)	0.69%	05/08/2018	230,000	230,002,219
Unsec. Bonds(b)	0.67%	07/26/2018	100,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term  Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Bonds(b)	0.68%	08/01/2018	$200,000	$200,000,000
Unsec. Disc. Notes(a)	0.46%	03/29/2017	245,700	245,612,972
Unsec. Disc. Notes(a)	0.60%	05/05/2017	62,665	62,597,113
Unsec. Disc. Notes(a)	0.63%	05/24/2017	50,000	49,926,208
Unsec. Disc. Notes(a)	0.64%	05/24/2017	145,613	145,397,250
Unsec. Disc. Notes(a)	0.64%	05/26/2017	133,000	132,796,975
Unsec. Disc. Notes(a)	0.63%	05/31/2017	200,000	199,682,010
Unsec. Disc. Notes(a)	0.64%	07/05/2017	300,000	299,327,999
Unsec. Disc. Notes(a)	0.61%	07/12/2017	400,000	399,098,554
Unsec. Disc. Notes(a)	0.67%	08/09/2017	86,324	86,067,270
Unsec. Disc. Notes(a)	0.67%	08/16/2017	48,000	47,849,920
Unsec. Disc. Notes(a)	0.67%	08/18/2017	30,000	29,905,083
Unsec. Disc. Notes(a)	0.69%	08/23/2017	37,852	37,725,038
Unsec. Disc. Notes(a)	0.69%	08/25/2017	50,000	49,831,850
Unsec. Global Bonds(b)	0.80%	04/21/2017	10,000	9,999,371
Unsec. Global Bonds	1.00%	06/21/2017	30,380	30,415,400
Unsec. Global Bonds(b)	0.78%	08/15/2017	50,000	50,000,000
Unsec. Global Bonds(b)	0.83%	09/06/2017	25,000	25,000,147
Unsec. Global Bonds(b)	0.94%	11/15/2017	60,000	59,986,869
Unsec. Global Bonds(b)	0.85%	12/07/2017	22,000	21,998,481
Unsec. Global Bonds(b)	0.97%	01/08/2018	80,000	80,000,000
Unsec. Global Bonds(b)	0.69%	01/23/2018	237,000	237,000,000
Unsec. Global Bonds(b)	0.70%	01/23/2018	93,000	93,008,412
Unsec. Global Bonds(b)	0.89%	02/26/2018	185,000	185,000,000
Unsec. Global Bonds(b)	0.79%	04/06/2018	136,000	136,000,000
Unsec. Global Bonds(b)	0.69%	05/09/2018	100,000	100,000,000
Unsec. Global Bonds(b)	0.72%	07/12/2018	200,000	200,098,223
				6,269,269,753

Federal Home Loan Mortgage Corp. (FHLMC)–0.69%
Unsec. Global Notes(b)	0.79%	04/20/2017	30,000	29,999,371
Unsec. Global Notes(b)	0.82%	04/27/2017	14,000	13,998,795
Unsec. Global Notes(b)	0.91%	07/21/2017	20,000	19,999,200
Unsec. Global Notes(b)	0.98%	01/08/2018	100,000	100,000,000
				163,997,366

Federal National Mortgage Association (FNMA)–1.26%
Unsec. Global Notes	1.13%	04/27/2017	42,863	42,901,342
Unsec. Global Notes	5.00%	05/11/2017	60,000	60,513,120
Unsec. Global Notes(b)	0.79%	09/08/2017	35,000	34,982,216
Unsec. Global Notes(b)	0.79%	10/05/2017	112,815	112,785,166
Unsec. Notes(b)	0.78%	08/16/2017	50,000	49,995,354
				301,177,198

Overseas Private Investment Corp. (OPIC)–1.23%
Sec. Gtd. VRD COP Bonds(c)	0.69%	11/15/2028	100,000	100,000,000
Sr. Unsec. Gtd. VRD COP Bonds(c)	0.69%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.69%	09/15/2020	81,000	81,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.69%	07/15/2025	44,389	44,388,890
Unsec. Gtd. VRD COP Notes(c)	0.67%	07/09/2026	48,450	48,450,000
				293,838,890
Total U.S. Government Sponsored Agency Securities (Cost $7,690,305,461)				7,690,305,461

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term  Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–16.97%
U.S. Treasury Bills–16.76%(a)
U.S. Treasury Bills	0.58%	04/27/2017	$150,000	$149,864,625
U.S. Treasury Bills	0.62%	05/18/2017	200,000	199,737,184
U.S. Treasury Bills	0.61%	05/25/2017	300,000	299,577,833
U.S. Treasury Bills	0.63%	05/25/2017	350,000	349,491,299
U.S. Treasury Bills	0.62%	06/01/2017	700,000	698,908,777
U.S. Treasury Bills	0.65%	06/15/2017	300,000	299,438,642
U.S. Treasury Bills	0.66%	06/15/2017	200,000	199,619,945
U.S. Treasury Bills	0.64%	06/22/2017	200,000	199,604,186
U.S. Treasury Bills	0.66%	06/29/2017	100,000	99,784,917
U.S. Treasury Bills	0.65%	07/06/2017	370,000	369,170,064
U.S. Treasury Bills	0.66%	07/06/2017	130,000	129,703,508
U.S. Treasury Bills	0.61%	07/13/2017	200,000	199,552,588
U.S. Treasury Bills	0.62%	07/13/2017	50,000	49,887,403
U.S. Treasury Bills	0.65%	08/10/2017	300,000	299,141,400
U.S. Treasury Bills	0.65%	08/17/2017	300,000	299,104,300
U.S. Treasury Bills	0.68%	08/24/2017	155,000	154,492,289
				3,997,078,960

U.S. Treasury Notes–0.21%
U.S. Treasury Floating Rate Notes(b)	0.68%	10/31/2017	50,000	49,990,890
Total U.S. Treasury Securities (Cost $4,047,069,850)				4,047,069,850
TOTAL INVESTMENTS (excluding Repurchase Agreements) –49.23% (Cost $11,737,375,311)				11,737,375,311

			Repurchase Amount
Repurchase Agreements–50.77%(d)
Bank of Montreal, agreement dated 02/28/2017, maturing value of $300,004,417 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 2.00%-5.50%; 09/01/2025-01/20/2047)	0.53%	03/01/2017	300,004,417	300,000,000
Bank of Montreal, joint term agreement dated 02/10/2017, aggregate maturing value of $300,265,500 (collateralized by U.S. Treasury obligations valued at $306,000,037; 0.75%-4.25%, 01/31/2018-05/15/2044)(e)	0.54%	04/10/2017	100,088,500	100,000,000
Bank of Montreal, joint term agreement dated 02/23/2017, aggregate maturing value of $635,834,496 (collateralized by U.S. Treasury obligations valued at $647,700,025; 0.63%-3.63%, 07/31/2017-08/15/2043)(e)	0.57%	05/17/2017	390,512,525	390,000,000
Bank of Nova Scotia (The), agreement dated 02/28/2017, maturing value of $1,000,014,444 (collateralized by U.S. Treasury obligations valued at $1,020,000,038; 0.13%-3.63%; 10/31/2018-05/15/2046)	0.52%	03/01/2017	1,000,014,444	1,000,000,000
Bank of Nova Scotia (The), agreement dated 02/28/2017, maturing value of $200,002,944 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $204,000,053; 2.55%-4.00%; 11/15/2023-09/01/2046)	0.53%	03/01/2017	200,002,944	200,000,000
BNP Paribas Securities Corp., agreement dated 02/28/2017, maturing value of $885,013,521 (collateralized by a U.S. Treasury obligation valued at $900,781,027; 0.13%; 07/15/2022)	0.55%	03/01/2017	885,013,521	885,000,000
CIBC World Markets Corp., joint agreement dated 02/28/2017, aggregate maturing value of $1,350,019,500 (collateralized by U.S. Treasury obligations valued at $1,383,331,253; 0.13%-8.75%, 03/15/2017-02/15/2047)	0.52%	03/01/2017	329,615,714	329,610,953
Citigroup Global Markets Inc., agreement dated 02/28/2017, maturing value of $250,003,681 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $255,000,090; 0%-7.63%; 03/06/2017-09/15/2065)	0.53%	03/01/2017	250,003,681	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term  Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corp. & Investment Bank, joint agreement dated 02/28/2017, aggregate maturing value of $700,010,306 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $714,000,000; 0%-4.00%, 04/24/2017-02/01/2047)	0.53%	03/01/2017	$400,005,889	$400,000,000
Federal Reserve Bank of New York, agreement dated 02/28/2017, maturing value of $600,008,333 (collateralized by a U.S. Treasury obligation valued at $600,008,387; 3.00%; 05/15/2042)	0.50%	03/01/2017	600,008,333	600,000,000
ING Financial Markets, LLC, term agreement dated 01/20/2017, maturing value of $45,062,525 (collateralized by domestic agency mortgage-backed securities valued at $45,901,215; 3.50%; 04/01/2042-01/01/2043)	0.61%	04/12/2017	45,062,525	45,000,000
ING Financial Markets, LLC, term agreement dated 01/31/2017 maturing value of $250,424,375 (collateralized by domestic agency mortgage-backed securities valued at $255,003,653; 3.00%-6.00%; 03/01/2026-07/01/2046)	0.63%	05/08/2017	250,424,375	250,000,000
ING Financial Markets, LLC, term agreement dated 02/28/2017, maturing value of $270,000,000 (collateralized by domestic agency mortgage-backed securities valued at $275,400,805; 2.03%-4.00%; 03/01/2026-11/01/2046)(b)	0.71%	06/05/2017	270,000,000	270,000,000
ING Financial Markets, LLC, term agreement dated 02/28/2017, maturing value of $220,000,000 (collateralized by domestic agency mortgage-backed securities valued at $224,400,000; 3.00%-5.50%; 10/01/2025-08/01/2048)(b)	0.80%	08/28/2017	220,000,000	220,000,000
J.P. Morgan Securities Inc., agreement dated 02/28/2017, maturing value of $250,003,611 (collateralized by a U.S. Treasury obligation valued at $255,001,384; 0.13%; 04/15/2021)	0.52%	03/01/2017	250,003,611	250,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 02/28/2017, maturing value of $100,001,472 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 2.50%-3.00%; 10/20/2045-09/20/2046)	0.53%	03/01/2017	100,001,472	100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/23/2017, maturing value of $325,032,229 (collateralized by a U.S. Treasury obligation valued at $330,679,999; 3.63%; 08/15/2043)(e)	0.51%	03/02/2017	325,032,229	325,000,000
Metropolitan Life Insurance Co., term agreement dated 02/28/2017, maturing value of $400,043,803 (collateralized by U.S. Treasury obligations valued at $408,333,658; 0%-0.75%; 02/28/2018-05/15/2044)(e)	0.55%	03/07/2017	400,043,803	400,001,025
Prudential Insurance Co. of America, agreement dated 02/28/2017, maturing value of $157,058,606 (collateralized by U.S. Treasury obligations valued at $160,609,750; 0%; 11/15/2026-08/15/2039)	0.54%	03/01/2017	157,058,606	157,056,250
Prudential Legacy Insurance Co. of America, agreement dated 02/28/2017, maturing value of $170,002,550 (collateralized by U.S. Treasury obligations valued at $173,400,150; 0.00%; 11/15/2028-08/15/2033)	0.54%	03/01/2017	170,002,550	170,000,000
RBC Capital Markets LLC, joint term agreement dated 02/15/2017, aggregate maturing value of $600,885,000 (collateralized by domestic agency mortgage-backed securities valued at $612,000,000; 0.87%-8.50%, 05/01/2017-02/20/2047)(e)	0.59%	05/16/2017	455,671,125	455,000,000
RBC Capital Markets LLC, joint term agreement dated 02/17/2017, aggregate maturing value of $500,221,667 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.50%-4.00%, 02/20/2030-03/01/2047)(b)(e)	0.57%	05/18/2017	395,175,117	395,000,000
RBC Capital Markets LLC, joint term agreement dated 02/21/2017, aggregate maturing value of $500,245,417 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.00%-7.50%, 04/01/2024-12/20/2064)(e)	0.57%	05/22/2017	410,201,242	410,000,000
RBC Capital Markets LLC, joint term agreement dated 02/28/2017, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,002; 0%-7.00%, 12/25/2017-02/01/2047)(b)(e)	0.66%	05/01/2017	590,000,000	590,000,000
RBC Capital Markets LLC, term agreement dated 01/20/2017, maturing value of $345,402,500 (collateralized by domestic agency mortgage-backed securities valued at $351,900,000; 1.80%-8.50%; 03/01/2019-02/20/2047)(e)	0.56%	04/05/2017	345,402,500	345,000,000
Societe Generale, joint agreement dated 02/28/2017, aggregate maturing value of $1,000,015,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,071; 0%-8.00%, 08/31/2017-11/20/2045)	0.54%	03/01/2017	650,009,750	650,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term  Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Societe Generale, joint term agreement dated 02/28/2017, aggregate maturing value of $600,061,833 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $612,000,076; 0%-6.50%, 04/27/2017-06/20/2046)(e)	0.53%	03/07/2017	$450,046,375	$450,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2017, aggregate maturing value of $2,000,030,000 (collateralized by domestic agency mortgage-backed securities valued at $2,040,000,646; 3.00%-3.50%, 10/20/2042-04/20/2046)	0.54%	03/01/2017	1,440,021,600	1,440,000,000
Wells Fargo Bank, N.A., term agreement dated 09/08/2016, maturing value of $135,411,750 (collateralized by U.S. Treasury obligations valued at $137,700,000; 0%; 08/15/2021-08/15/2030)	0.60%	03/10/2017	135,411,750	135,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2017, maturing value of $550,008,250 (collateralized by domestic agency mortgage-backed securities valued at $561,000,001; 1.78%-6.50%; 03/01/2018-03/01/2047)	0.54%	03/01/2017	550,008,250	550,000,000
Wells Fargo Securities, LLC, term agreement dated 12/05/2016, maturing value of $44,062,382 (collateralized by domestic agency mortgage-backed securities valued at $44,880,000; 0%-2.11%; 06/25/2021-01/25/2046)	0.58%	03/03/2017	44,062,382	44,000,000
Total Repurchase Agreements (Cost $12,105,668,228)				12,105,668,228
TOTAL INVESTMENTS(f)–100.00% (Cost $23,843,043,539)				23,843,043,539
OTHER ASSETS LESS LIABILITIES–0.00%				(915,233)
NET ASSETS–100.00%				$23,842,128,306

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	48.1%
8-30	2.0
31-60	1.5
61-90	7.1
91-180	20.6
181+	20.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Treasury Obligations Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–116.11%
U.S. Treasury Bills–104.69%(a)
U.S. Treasury Bills	0.41%	03/02/2017	$105,400	$105,398,827
U.S. Treasury Bills	0.42%	03/02/2017	65,000	64,999,251
U.S. Treasury Bills	0.49%	03/02/2017	100,000	99,998,667
U.S. Treasury Bills	0.50%	03/02/2017	97,500	97,498,673
U.S. Treasury Bills	0.46%	03/09/2017	200,000	199,982,461
U.S. Treasury Bills	0.48%	03/09/2017	8,300	8,299,123
U.S. Treasury Bills	0.54%	03/09/2017	9,000	8,998,940
U.S. Treasury Bills	0.50%	03/15/2017	50,000	49,990,356
U.S. Treasury Bills	0.50%	03/16/2017	1,400	1,399,714
U.S. Treasury Bills	0.52%	03/16/2017	75,000	74,984,062
U.S. Treasury Bills	0.45%	03/23/2017	50,000	49,986,403
U.S. Treasury Bills	0.56%	03/30/2017	40,000	39,982,117
U.S. Treasury Bills	0.50%	04/13/2017	11,000	10,993,496
U.S. Treasury Bills	0.51%	04/20/2017	7,800	7,794,583
U.S. Treasury Bills	0.52%	04/20/2017	21,000	20,985,096
U.S. Treasury Bills	0.52%	05/04/2017	50,000	49,954,178
U.S. Treasury Bills	0.60%	05/04/2017	15,000	14,984,333
U.S. Treasury Bills	0.53%	05/11/2017	2,300	2,297,614
U.S. Treasury Bills	0.54%	05/18/2017	30,000	29,965,225
U.S. Treasury Bills	0.60%	05/18/2017	20,000	19,974,412
U.S. Treasury Bills	0.62%	05/18/2017	15,000	14,980,289
U.S. Treasury Bills	0.63%	05/25/2017	15,000	14,978,219
U.S. Treasury Bills	0.64%	05/25/2017	500	499,262
U.S. Treasury Bills	0.60%	06/01/2017	10,000	9,984,897
U.S. Treasury Bills	0.56%	06/08/2017	6,200	6,190,622
U.S. Treasury Bills	0.62%	06/08/2017	5,100	5,091,480
U.S. Treasury Bills	0.63%	06/08/2017	17,000	16,971,052
U.S. Treasury Bills	0.64%	06/08/2017	10,000	9,982,785
U.S. Treasury Bills	0.63%	06/15/2017	13,000	12,976,229
U.S. Treasury Bills	0.65%	06/15/2017	2,900	2,894,578
U.S. Treasury Bills	0.66%	06/15/2017	30,000	29,942,937
U.S. Treasury Bills	0.64%	06/22/2017	5,500	5,489,115
U.S. Treasury Bills	0.65%	06/22/2017	85,000	84,828,578
U.S. Treasury Bills	0.66%	06/29/2017	50,000	49,892,333
U.S. Treasury Bills	0.62%	07/06/2017	47,000	46,898,693
U.S. Treasury Bills	0.65%	07/06/2017	2,000	1,995,516
U.S. Treasury Bills	0.66%	07/06/2017	3,000	2,993,158
U.S. Treasury Bills	0.60%	07/13/2017	500	498,904
U.S. Treasury Bills	0.62%	07/13/2017	15,000	14,966,221
U.S. Treasury Bills	0.61%	07/20/2017	35,000	34,917,750
U.S. Treasury Bills	0.61%	07/27/2017	7,900	7,880,432
U.S. Treasury Bills	0.63%	08/03/2017	20,000	19,946,568
U.S. Treasury Bills	0.65%	08/17/2017	19,700	19,641,050
U.S. Treasury Bills	0.66%	08/17/2017	2,900	2,891,205

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term  Investments Trust

Treasury Obligations Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills–(continued)
U.S. Treasury Bills	0.65%	08/24/2017	$800	$797,489
U.S. Treasury Bills	0.66%	08/24/2017	35,000	34,889,377
U.S. Treasury Bills	0.68%	08/31/2017	20,000	19,932,256
				1,431,418,526

U.S. Treasury Notes–11.42%
U.S. Treasury Floating Rate Notes(b)	0.71%	04/30/2018	55,000	55,051,631
U.S. Treasury Floating Rate Notes(b)	0.69%	07/31/2018	53,000	53,016,862
U.S. Treasury Floating Rate Notes(b)	0.69%	10/31/2018	35,000	35,001,664
U.S. Treasury Floating Rate Notes(b)	0.66%	01/31/2019	13,000	12,997,488
				156,067,645
TOTAL INVESTMENTS(c)–116.11% (Cost $1,587,486,171)				1,587,486,171
OTHER ASSETS LESS LIABILITIES–(16.11)%				(220,233,692)
NET ASSETS–100.00%				$1,367,252,479

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	10.8%
8-30	31.7
31-60	2.9
61-90	10.8
91-180	30.9
181+	12.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–96.14%
Alabama–3.08%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.69%	07/01/2040	$5,440	$5,440,000

Arizona–2.72%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.65%	01/01/2046	240	240,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.64%	06/15/2031	2,685	2,685,000
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.66%	04/15/2030	1,375	1,375,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.64%	06/15/2031	520	520,000
				4,820,000

California–6.59%
California (State of); Series 2004 A9, Ref. VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.60%	05/01/2034	4,385	4,385,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC–Citibank, N.A.)(a)(b)	0.62%	08/01/2042	2,700	2,700,000
Southern California Metropolitan Water District; Series 2009 A-2, Ref. Floating Rate RB(d)(e)	0.80%	07/10/2017	4,580	4,580,000
				11,665,000

Colorado–7.29%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	02/01/2031	1,063	1,063,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	07/01/2034	1,800	1,800,000
Colorado (State of) Educational Loan Program; Series 2017 B, TRAN	4.00%	06/29/2017	4,000	4,041,428
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.78%	03/01/2017	5,335	5,335,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.66%	07/01/2021	654	654,000
				12,893,428

Delaware–1.75%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.66%	09/01/2036	3,090	3,090,000

District of Columbia–2.38%
District of Columbia Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(f)	0.81%	01/01/2029	1,587	1,587,000
District of Columbia (American University); Series 2006 B, VRD Multimodal RB (LOC–Royal Bank of Canada)(a)(b)	0.64%	10/01/2036	2,625	2,625,000
				4,212,000

Florida–1.75%
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.71%	11/01/2036	1,725	1,725,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co.(The))(a)(b)	0.65%	11/01/2038	1,370	1,370,000
				3,095,000

Georgia–4.03%
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	01/01/2020	750	750,000
Georgia (State of); Series 2015 C, Ref. Unlimited Tax GO Bonds	5.00%	07/01/2017	1,325	1,343,623
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.60%	09/01/2035	3,630	3,630,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term  Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	09/01/2020	$1,400	$1,400,000
				7,123,623

Illinois–4.70%
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.65%	02/01/2042	2,000	2,000,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(f)	0.78%	10/01/2017	200	200,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris, N.A.)(a)(b)	0.70%	09/01/2024	400	400,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.62%	12/01/2046	5,435	5,435,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(f)	0.80%	06/01/2017	270	270,000
				8,305,000

Indiana–9.47%
Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.66%	08/01/2028	2,135	2,135,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	08/01/2037	1,928	1,928,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.70%	06/01/2035	3,553	3,553,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.64%	06/01/2040	3,915	3,915,000
Purdue University; Series 2011 A, VRD COP	0.63%	07/01/2035	4,682	4,681,500
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.66%	10/01/2019	530	530,000
				16,742,500

Massachusetts–0.95%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.64%	10/01/2038	1,685	1,685,000

Michigan–0.72%
Huron Valley School District; Series 2015, Ref. Unlimited Tax GO Bond	5.00%	05/01/2017	800	805,583
Oakland University Board of Trustees; Series 2008, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.64%	03/01/2031	474	474,000
				1,279,583

Minnesota–2.01%
Burnsville (City of) (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP–FNMA)(a)	0.72%	10/15/2033	1,175	1,175,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.67%	01/01/2025	270	270,000
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.73%	11/15/2031	468	468,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.64%	11/01/2035	1,500	1,500,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.64%	10/01/2033	150	150,000
				3,563,000

Mississippi–0.07%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	0.57%	12/01/2030	121	121,000

Missouri–1.22%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.65%	11/01/2037	1,195	1,195,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.72%	12/01/2019	960	960,000
				2,155,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term  Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–0.85%
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.64%	07/01/2038	$1,505	$1,505,000

New York–2.85%
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.65%	11/01/2036	5,050	5,050,000

North Carolina–3.55%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB (a)	0.64%	01/15/2037	4,140	4,140,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.65%	06/01/2017	300	300,000
Raleigh-Durham Airport Authority; Series 2008 C, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.63%	05/01/2036	1,845	1,845,000
				6,285,000

Ohio–3.52%
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.64%	05/01/2026	6,221	6,221,000

Pennsylvania–5.08%
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.64%	03/01/2030	2,795	2,795,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.66%	10/15/2025	3,405	3,405,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.65%	09/01/2028	761	761,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.64%	11/01/2029	1,325	1,325,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(b)	0.65%	07/01/2027	705	705,000
				8,991,000

South Carolina–3.26%
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.65%	11/01/2025	5,765	5,765,000

Texas–16.83%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.67%	08/01/2035	8,638	8,638,000
Houston (City of); Series G-2, GO Commercial Paper Notes	0.75%	03/14/2017	3,600	3,600,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.64%	01/01/2049	5,485	5,485,000
Port Arthur (Port of) Navigation District (Texaco Inc.); Series 1994, Ref. VRD PCR(a)	0.57%	10/01/2024	2,285	2,285,000
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.66%	04/01/2026	415	415,000
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.64%	11/15/2050	3,500	3,500,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.60%	08/01/2025	5,850	5,850,000
				29,773,000

Utah–5.18%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(b)(c)	0.62%	11/01/2024	5,250	5,250,000
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.72%	08/01/2028	260	260,000
Utah Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.69%	04/01/2042	2,900	2,900,000
Utah (State of); Series 2010 A, Unlimited Tax GO Bonds	4.00%	07/01/2017	750	757,948
				9,167,948

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term  Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–0.06%
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.69%	12/01/2019	$100	$100,000

West Virginia–1.64%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.68%	01/01/2034	2,900	2,900,000

Wisconsin–2.44%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.68%	10/01/2042	4,315	4,315,000

Wyoming–2.15%
Sublette (County of) (Exxonmobile); Series 2014, Ref. VRD PCR(a)	0.56%	10/01/2044	3,800	3,800,000
TOTAL INVESTMENTS(g)(h)–96.14% (Cost $170,063,082)				170,063,082
OTHER ASSETS LESS LIABILITIES–3.86%				6,820,128
NET ASSETS–100.00%				$176,883,210

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association

GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds

RB	– Revenue Bonds
Ref.	– Refunding
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 9.3%; other countries less than 5% each: 7.9%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $2,057,000, which represented 1.16% of the Fund’s Net Assets.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
Royal Bank of Canada	5.9%
Texas Permanent School Fund Guarantee Program	5.1

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	91.1%
8-30	2.1
31-60	—
61-90	0.5
91-180	6.3
181+	—

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term  Investments Trust

Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value	$252,499,464	$277,233,310	$9,584,791,621	$11,737,375,311	$1,587,486,171	$170,063,082
Repurchase agreements, at value	69,000,000	48,000,000	10,622,651,673	12,105,668,228	—	—
Total investments, at value	321,499,464	325,233,310	20,207,443,294	23,843,043,539	1,587,486,171	170,063,082
Cash	9,477	—	—	493,323	16,793	79,585
Receivable for:
Investments sold	45,917	140,000	12,811	—	—	6,720,156
Interest	125,896	180,573	9,770,994	8,055,096	88,712	145,384
Fund expenses absorbed	111,831	—	90,869	184,789	20,650	15,576
Investment for trustee deferred compensation and retirement plans	3,518,905	988,248	2,134,474	970,228	125,369	358,339
Other assets	148,820	184,007	149,652	255,053	41,505	50,244
Total assets	325,460,310	326,726,138	20,219,602,094	23,853,002,028	1,587,779,200	177,432,366

Liabilities:
Payable for:
Investments purchased	—	—	298,983,834	793,323	219,914,718	—
Dividends	176,268	196,906	6,112,066	8,448,521	376,402	56,862
Accrued fees to affiliates	5,015	9,073	520,963	347,905	64,421	47,854
Accrued trustees’ and officer’s fees and benefits	4,935	6,391	34,479	35,534	4,351	2,715
Accrued operating expenses	61,917	47,177	153,252	96,168	26,492	37,400
Trustee deferred compensation and retirement plans	4,057,845	1,122,558	2,500,056	1,152,271	140,337	404,325
Total liabilities	4,305,980	1,382,105	308,304,650	10,873,722	220,526,721	549,156
Net assets applicable to shares outstanding	$321,154,330	$325,344,033	$19,911,297,444	$23,842,128,306	$1,367,252,479	$176,883,210

Net assets consist of:
Shares of beneficial interest	$320,827,662	$324,450,566	$19,910,557,388	$23,841,988,693	$1,367,292,153	$177,041,699
Undistributed net investment income	2,544,735	873,178	(21,274)	90,340	(12,543)	(104,955)
Undistributed net realized gain (loss)	(2,268,497)	1,744	761,330	49,273	(27,131)	(53,534)
Net unrealized appreciation	50,430	18,545	—	—	—	—
	$321,154,330	$325,344,033	$19,911,297,444	$23,842,128,306	$1,367,252,479	$176,883,210
Cost of Investments	$321,449,034	$325,214,765	$20,207,443,294	$23,843,043,539	$1,587,486,171	$170,063,082

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term  Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2017

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$291,536,502	$321,019,635	$17,308,731,411	$22,167,128,421	$1,286,771,052	$96,027,354
Private Investment Class	$10,805,664	$2,158,009	$542,127,622	$436,121,219	$1,249,420	$19,581,713
Personal Investment Class	$304,886	$622,147	$151,008,015	$17,085,976	$44,598	$2,002,739
Cash Management Class	$6,803,640	$835,104	$377,094,659	$140,697,992	$1,617,467	$35,696,164
Reserve Class	$1,100,138	$506,124	$156,617,799	$393,479,757	$77,366,115	$21,512,633
Resource Class	$1,341,518	$182,985	$457,602,638	$367,929,940	$193,778	$2,030,468
Corporate Class	$9,261,982	$20,029	$918,115,300	$319,685,001	$10,049	$32,139

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	291,438,043	321,005,127	17,307,443,026	22,166,894,620	1,286,754,820	96,011,386
Private Investment Class	10,802,233	2,157,926	542,086,489	436,116,465	1,249,403	19,578,319
Personal Investment Class	304,790	622,123	150,997,069	17,085,787	44,598	2,002,396
Cash Management Class	6,801,481	835,072	377,065,789	140,696,524	1,617,447	35,690,030
Reserve Class	1,099,785	506,105	156,606,115	393,475,474	77,365,135	21,508,869
Resource Class	1,341,089	182,978	457,567,852	367,925,494	193,777	2,030,120
Corporate Class	9,259,043	20,028	918,041,878	319,681,038	10,049	32,134
Net asset value, offering and redemption price per share for each class	$1.0003	$1.0000	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term  Investments Trust

Statement of Operations

For the six months ended February 28, 2017

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$5,233,498	$2,112,472	$53,049,102	$57,411,604	$2,175,606	$740,579

Expenses:
Advisory fees	1,283,192	511,222	16,684,585	11,165,171	692,482	210,844
Administrative services fees	457,109	195,509	3,908,636	3,922,534	283,334	56,421
Custodian fees	—	5,094	97,559	57,771	4,595	2,640
Distribution fees:
Private Investment Class	88,783	17,888	797,297	706,643	3,165	25,374
Personal Investment Class	9,054	70,200	346,589	42,127	3,359	5,818
Cash Management Class	24,902	14,165	149,838	56,294	969	14,119
Reserve Class	45,447	20,175	714,218	1,777,320	294,526	99,953
Resource Class	1,681	4,320	355,407	279,348	154	1,782
Corporate Class	6,649	2	140,104	55,904	84	5
Transfer agent fees	76,991	30,673	1,001,075	698,507	46,331	9,488
Trustees’ and officers’ fees and benefits	48,872	20,169	217,416	174,023	15,554	18,545
Registration and filing fees	52,301	52,182	69,735	111,529	41,583	43,779
Reports to shareholders	19,801	8,000	36,969	50,240	6,752	5,397
Professional services fees	14,613	26,226	99,506	73,680	22,076	18,744
Other	(2,442)	48,687	154,674	63,026	22,545	23,673
Total expenses	2,126,953	1,024,512	24,773,608	19,234,117	1,437,509	536,582
Less: Fees waived	(445,643)	(352,394)	(3,265,311)	(1,551,785)	(486,914)	(264,600)
Net expenses	1,681,310	672,118	21,508,297	17,682,332	950,595	271,982
Net investment income	3,552,188	1,440,354	31,540,805	39,729,272	1,225,011	468,597

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	284,268	367	600,401	(69,374)	(23,974)	(14,721)
Change in net unrealized appreciation of investment securities	50,430	18,545	—	—	—	—
Net increase in net assets resulting from operations	$3,886,886	$1,459,266	$32,141,206	$39,659,898	$1,201,037	$453,876

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term  Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016
Operations:
Net investment income	$3,552,188	$65,311,251	$1,440,354	$6,158,242
Net realized gain	284,268	647,321	367	1,377
Change in net unrealized appreciation	50,430	—	18,545	—
Net increase in net assets resulting from operations	3,886,886	65,958,572	1,459,266	6,159,619

Distributions to shareholders from net investment income:
Institutional Class	(3,288,088)	(59,772,506)	(1,337,512)	(4,848,718)
Private Investment Class	(55,173)	(183,013)	(12,201)	(213,182)
Personal Investment Class	(1,569)	(40,091)	(25,104)	(164,965)
Cash Management Class	(101,776)	(660,627)	(54,629)	(649,934)
Reserve Class	(4,884)	(87,134)	(4,572)	(53,243)
Resource Class	(2,751)	(15,089)	(6,300)	(32,359)
Corporate Class	(97,947)	(4,552,791)	(36)	(195,841)
Total distributions from net investment income	(3,552,188)	(65,311,251)	(1,440,354)	(6,158,242)

Distributions to shareholders from net realized gains:
Institutional Class	(2,877,921)	—	—	—
Private Investment Class	(90,311)	—	—	—
Personal Investment Class	(5,195)	—	—	—
Cash Management Class	(133,371)	—	—	—
Reserve Class	(25,060)	—	—	—
Resource Class	(1,214)	—	—	—
Corporate Class	(67,014)	—	—	—
Total distributions from net realized gains	(3,200,086)	—	—	—

Share transactions–net:
Institutional Class	(10,127,382,108)	(5,553,230,110)	(1,286,867,086)	(156,797,441)
Private Investment Class	(230,479,086)	(42,171,998)	(138,902,976)	(21,155,334)
Personal Investment Class	(28,937,259)	(86,151,515)	(116,851,999)	(98,600)
Cash Management Class	(243,762,324)	(207,380,539)	(167,035,675)	(315,722,141)
Reserve Class	(99,062,340)	(56,031,914)	(20,968,200)	(28,926,016)
Resource Class	(5,905,110)	(65,429,204)	(16,684,274)	(2,843,872)
Corporate Class	(160,381,733)	(884,537,893)	11,369	(77,034,376)
Net increase (decrease) in net assets resulting from share transactions	(10,895,909,960)	(6,894,933,173)	(1,747,298,841)	(602,577,780)
Net increase (decrease) in net assets	(10,898,775,348)	(6,894,285,852)	(1,747,279,929)	(602,576,403)

Net assets:
Beginning of period	11,219,929,678	18,114,215,530	2,072,623,962	2,675,200,365
End of period*	$321,154,330	$11,219,929,678	$325,344,033	$2,072,623,962
* Includes accumulated undistributed net investment income	$2,544,735	$2,544,735	$873,178	$873,178

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term  Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016
Operations:
Net investment income	$31,540,805	$20,948,253	$39,729,272	$10,802,684
Net realized gain (loss)	600,401	223,426	(69,374)	118,647
Net increase in net assets resulting from operations	32,141,206	21,171,679	39,659,898	10,921,331

Distributions to shareholders from net investment income:
Institutional Class	(29,158,879)	(15,100,629)	(37,855,075)	(8,855,873)
Private Investment Class	(266,446)	(334,722)	(346,586)	(403,391)
Personal Investment Class	(61,765)	(86,109)	(10,608)	(10,692)
Cash Management Class	(406,253)	(3,039,766)	(200,947)	(218,373)
Reserve Class	(80,430)	(62,197)	(282,369)	(263,352)
Resource Class	(347,015)	(274,847)	(374,666)	(73,436)
Corporate Class	(1,220,017)	(2,049,983)	(659,021)	(977,567)
Total distributions from net investment income	(31,540,805)	(20,948,253)	(39,729,272)	(10,802,684)

Share transactions–net:
Institutional Class	(2,560,248,364)	12,017,922,118	11,450,425,188	6,496,754,225
Private Investment Class	(17,917,744)	98,893,095	95,251,977	(81,684,720)
Personal Investment Class	28,180,755	(39,231,210)	9,578,678	(29,659,491)
Cash Management Class	(26,341,411)	(4,900,693,362)	(9,404,853)	(72,740,853)
Reserve Class	(2,513,453)	123,516,873	77,597,921	8,359,709
Resource Class	(25,343,593)	158,444,863	272,238,974	(2,217,786)
Corporate Class	(255,166,002)	(597,367,186)	3,245,168	(314,733,978)
Net increase (decrease) in net assets resulting from share transactions	(2,859,349,812)	6,861,485,191	11,898,933,053	6,004,077,106
Net increase (decrease) in net assets	(2,858,749,411)	6,861,708,617	11,898,863,679	6,004,195,753

Net assets:
Beginning of period	22,770,046,855	15,908,338,238	11,943,264,627	5,939,068,874
End of period*	$19,911,297,444	$22,770,046,855	$23,842,128,306	$11,943,264,627
* Includes accumulated undistributed net investment income	$(21,274)	$(21,274)	$90,340	$90,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term  Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2017 and the year ended August 31,2016

(Unaudited)

	Treasury Obligations Portfolio		Tax-Free Cash Reserve Portfolio
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016
Operations:
Net investment income	$1,225,011	$188,034	$468,597	$702,207
Net realized gain (loss)	(23,974)	15,288	(14,721)	5,988
Net increase in net assets resulting from operations	1,201,037	203,322	453,876	708,195

Distributions to shareholders from net investment income:
Institutional Class	(1,182,978)	(78,969)	(316,194)	(628,540)
Private Investment Class	(1,453)	(5,685)	(33,839)	(18,929)
Personal Investment Class	(689)	(2,859)	(3,250)	(1,951)
Cash Management Class	(2,026)	(43,887)	(74,728)	(33,087)
Reserve Class	(37,370)	(51,534)	(36,391)	(16,951)
Resource Class	(134)	(2,214)	(4,119)	(1,923)
Corporate Class	(361)	(2,886)	(76)	(826)
Total distributions from net investment income	(1,225,011)	(188,034)	(468,597)	(702,207)

Share transactions–net:
Institutional Class	1,165,631,320	15,581,368	(354,742,419)	(5,243,578)
Private Investment Class	(4,911,643)	177,746	(4,887,524)	(6,001,459)
Personal Investment Class	(2,562,800)	652,387	(394,314)	(1,226,815)
Cash Management Class	(29,769,295)	(13,633,574)	5,021,679	(20,346,066)
Reserve Class	40,731,958	30,758,077	(24,426)	(239,848)
Resource Class	118	(2,177,935)	(380,453)	(2,115,602)
Corporate Class	(2,933,772)	(25,066,209)	70	(26,445,210)
Net increase (decrease) in net assets resulting from share transactions	1,166,185,886	6,291,860	(355,407,387)	(61,618,578)
Net increase (decrease) in net assets	1,166,161,912	6,307,148	(355,422,108)	(61,612,590)

Net assets:
Beginning of period	201,090,567	194,783,419	532,305,318	593,917,908
End of period *	$1,367,252,479	$201,090,567	$176,883,210	$532,305,318
* Includes accumulated undistributed net investment income	$(12,543)	$(12,543)	$(104,955)	$(104,955)

Notes to Financial Statements

February 28, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio (formerly Government TaxAdvantage Portfolio) and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Treasury Obligations Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Liquid Assets Portfolio and STIC Prime Portfolio, both institutional money market funds, began to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based

29                         Short-Term  Investments Trust

values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Liquid Assets Portfolio and STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Liquid Assets Portfolio determines its NAV per share multiple times each day.

Treasury Portfolio, Government & Agency Portfolio, and Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Treasury Portfolio, Government & Agency Portfolio, and Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Liquid Asset Portfolio’s and STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio, and Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

30                         Short-Term  Investments Trust

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

31                         Short-Term  Investments Trust

For the six months ended February 28, 2017, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Treasury Obligations Portfolio	0.14%
Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended February 28, 2017, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$410,566	$—
STIC Prime Portfolio	284,295	—
Treasury Portfolio	2,201,591	—
Government & Agency Portfolio	—	—
Treasury Obligations Portfolio	229,513	—
Tax-Free Cash Reserve Portfolio	170,645	—

Voluntary fee waivers for the six months ended February 28, 2017 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$2,312	$3,843	N/A	$28,922	N/A	N/A
STIC Prime Portfolio	6,443	45,963	N/A	15,651	$42	N/A
Treasury Portfolio	268,452	219,024	N/A	545,861	30,383	N/A
Government & Agency Portfolio	205,332	24,194	N/A	1,315,893	6,366	N/A
Treasury Obligations Portfolio	2,307	3,077	$514	251,408	76	$19
Tax-Free Cash Reserve Portfolio	8,731	3,754	1,247	79,875	348	N/A

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

32                         Short-Term  Investments Trust

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2017, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2017, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$498,250,427	$509,600,329	$—
STIC Prime Portfolio	187,984,805	202,226,502	—
Tax-Free Cash Reserve Portfolio	234,700,564	455,097,214	—

33                         Short-Term  Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2016 which expires as follows:

	Short-Term			Long-Term	Total*
Fund	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Treasury Obligations Portfolio	$—	$—	$3,159	$—	$3,159
Tax-Free Cash Reserve Portfolio	8,740	30,074	—	—	38,814

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2017
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Treasury Portfolio	$20,207,749,634	$—	$(306,340)	$(306,340)

*	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

34                         Short-Term  Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)(b)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	8,636,572,068	$8,636,696,253	206,922,537,697	$206,922,537,697
Private Investment Class	73,675,853	73,675,862	1,086,367,896	1,086,367,896
Personal Investment Class	8,178,437	8,178,627	147,332,561	147,332,561
Cash Management Class	315,185,594	315,189,645	3,527,556,735	3,527,556,735
Reserve Class	3,679,215	3,679,395	312,834,642	312,834,642
Resource Class	131,512	131,513	54,658,208	54,658,208
Corporate Class	229,992,915	230,006,196	12,789,032,744	12,789,032,744

Issued as reinvestment of dividends:
Institutional Class	3,612,258	3,612,403	16,030,218	16,030,218
Private Investment Class	23,725	23,727	51,160	51,160
Personal Investment Class	4,941	4,941	33,213	33,213
Cash Management Class	66,920	66,923	325,885	325,885
Reserve Class	34,020	34,020	78,372	78,372
Resource Class	4,320	4,320	14,018	14,018
Corporate Class	105,181	105,188	699,998	699,998

Reacquired:
Institutional Class	(18,767,392,641)	(18,767,690,764)	(212,491,798,025)	(212,491,798,025)
Private Investment Class	(304,159,753)	(304,178,675)	(1,128,591,054)	(1,128,591,054)
Personal Investment Class	(37,119,877)	(37,120,827)	(233,517,289)	(233,517,289)
Cash Management Class	(559,012,820)	(559,018,892)	(3,735,263,159)	(3,735,263,159)
Reserve Class	(102,775,450)	(102,775,755)	(368,944,928)	(368,944,928)
Resource Class	(6,040,857)	(6,040,943)	(120,101,430)	(120,101,430)
Corporate Class	(390,456,216)	(390,493,117)	(13,674,270,635)	(13,674,270,635)
Net increase (decrease) in share activity	(10,895,690,655)	$(10,895,909,960)	(6,894,933,173)	$(6,894,933,173)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, Liquid Assets Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

35                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)(b)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	655,894,743	$655,926,204	4,966,861,188	$4,966,861,188
Private Investment Class	32,471,499	32,471,503	1,446,777,172	1,446,777,172
Personal Investment Class	118,187,308	118,187,309	677,491,586	677,491,586
Cash Management Class	130,898,214	130,898,218	2,194,654,168	2,194,654,168
Reserve Class	12,102,644	12,102,696	400,019,801	400,019,801
Resource Class	54,161,912	54,161,918	96,121,190	96,121,190
Corporate Class	19,999	20,000	518,160,731	518,160,731

Issued as reinvestment of dividends:
Institutional Class	561,735	561,770	1,393,044	1,393,044
Private Investment Class	7,432	7,432	78,349	78,349
Personal Investment Class	15,098	15,098	70,680	70,680
Cash Management Class	77,613	77,613	217,106	217,106
Reserve Class	6,557	6,557	50,303	50,303
Resource Class	8,241	8,241	25,322	25,322
Corporate Class	3,548	3,548	148,537	148,537

Reacquired:
Institutional Class	(1,943,307,435)	(1,943,355,060)	(5,125,051,673)	(5,125,051,673)
Private Investment Class	(171,380,975)	(171,381,911)	(1,468,010,855)	(1,468,010,855)
Personal Investment Class	(235,054,362)	(235,054,406)	(677,660,866)	(677,660,866)
Cash Management Class	(298,011,468)	(298,011,506)	(2,510,593,415)	(2,510,593,415)
Reserve Class	(33,077,282)	(33,077,453)	(428,996,120)	(428,996,120)
Resource Class	(70,853,530)	(70,854,433)	(98,990,384)	(98,990,384)
Corporate Class	(12,179)	(12,179)	(595,343,644)	(595,343,644)
Net increase (decrease) in share activity	(1,747,280,688)	$(1,747,298,841)	(602,577,780)	$(602,577,780)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 96% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, STIC Prime Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

36                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	49,873,953,809	$49,873,953,809	37,473,899,000	$37,473,899,000
Private Investment Class	721,092,411	721,092,411	1,884,005,414	1,884,005,414
Personal Investment Class	485,120,727	485,120,727	980,594,144	980,594,144
Cash Management Class	1,054,669,980	1,054,669,980	14,484,295,170	14,484,295,170
Reserve Class	133,540,692	133,540,692	316,250,840	316,250,840
Resource Class	237,666,579	237,666,579	575,238,582	575,238,582
Corporate Class	4,935,948,006	4,935,948,006	20,782,139,048	20,782,139,048

Issued as reinvestment of dividends:
Institutional Class	4,721,818	4,721,818	5,368,737	5,368,737
Private Investment Class	51,815	51,815	43,130	43,130
Personal Investment Class	56,509	56,509	76,479	76,479
Cash Management Class	299,878	299,878	266,775	266,775
Reserve Class	77,366	77,366	50,478	50,478
Resource Class	86,698	86,698	52,190	52,190
Corporate Class	1,035,739	1,035,739	1,013,151	1,013,151

Reacquired:
Institutional Class	(52,438,923,991)	(52,438,923,991)	(25,461,345,619)	(25,461,345,619)
Private Investment Class	(739,061,970)	(739,061,970)	(1,785,155,449)	(1,785,155,449)
Personal Investment Class	(456,996,481)	(456,996,481)	(1,019,901,833)	(1,019,901,833)
Cash Management Class	(1,081,311,269)	(1,081,311,269)	(19,385,255,307)	(19,385,255,307)
Reserve Class	(136,131,511)	(136,131,511)	(192,784,445)	(192,784,445)
Resource Class	(263,096,870)	(263,096,870)	(416,845,909)	(416,845,909)
Corporate Class	(5,192,149,747)	(5,192,149,747)	(21,380,519,385)	(21,380,519,385)
Net increase (decrease) in share activity	(2,859,349,812)	$(2,859,349,812)	6,861,485,191	$6,861,485,191

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 24% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

37                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	93,762,456,439	$93,762,456,439	54,569,434,166	$54,569,434,166
Private Investment Class	710,764,705	710,764,705	1,458,232,071	1,458,232,071
Personal Investment Class	38,924,434	38,924,434	71,882,635	71,882,635
Cash Management Class	422,434,849	422,434,849	2,062,748,073	2,062,748,073
Reserve Class	594,159,166	594,159,166	713,745,281	713,745,281
Resource Class	1,525,352,649	1,525,352,649	678,959,358	678,959,358
Corporate Class	2,236,255,213	2,236,255,213	3,670,809,701	3,670,809,701

Issued as reinvestment of dividends:
Institutional Class	4,862,405	4,862,405	1,972,829	1,972,829
Private Investment Class	98,906	98,906	116,496	116,496
Personal Investment Class	3,711	3,711	—	—
Cash Management Class	112,181	112,181	59,978	59,978
Reserve Class	192,197	192,197	149,381	149,381
Resource Class	176,761	176,761	16,833	16,833
Corporate Class	405,059	405,059	458,600	458,600

Reacquired:
Institutional Class	(82,316,893,656)	(82,316,893,656)	(48,074,652,770)	(48,074,652,770)
Private Investment Class	(615,611,634)	(615,611,634)	(1,540,033,287)	(1,540,033,287)
Personal Investment Class	(29,349,467)	(29,349,467)	(101,542,126)	(101,542,126)
Cash Management Class	(431,951,883)	(431,951,883)	(2,135,548,904)	(2,135,548,904)
Reserve Class	(516,753,442)	(516,753,442)	(705,534,953)	(705,534,953)
Resource Class	(1,253,290,436)	(1,253,290,436)	(681,193,977)	(681,193,977)
Corporate Class	(2,233,415,104)	(2,233,415,104)	(3,986,002,279)	(3,986,002,279)
Net increase in share activity	11,898,933,053	$11,898,933,053	6,004,077,106	$6,004,077,106

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 29% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

38                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

Treasury Obligations Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,562,141,539	$1,562,141,539	475,968,821	$475,968,821
Private Investment Class	1,583,283	1,583,283	9,868,856	9,868,856
Personal Investment Class	1,567,680	1,567,680	11,195,355	11,195,355
Cash Management Class	—	—	37,314,802	37,314,802
Reserve Class	102,470,204	102,470,204	142,035,205	142,035,205
Resource Class	118	118	196	196
Corporate Class	659,929	659,929	14,372,709	14,372,709

Issued as reinvestment of dividends:
Institutional Class	20,345	20,345	43,479	43,479
Private Investment Class	1,337	1,337	2,495	2,495
Cash Management Class	3,678	3,678	42,181	42,181
Reserve Class	30,715	30,715	48,377	48,377
Resource Class	—	—	2,027	2,027
Corporate Class	272	272	3,097	3,097

Reacquired:
Institutional Class	(396,530,564)	(396,530,564)	(460,430,932)	(460,430,932)
Private Investment Class	(6,496,263)	(6,496,263)	(9,693,605)	(9,693,605)
Personal Investment Class	(4,130,480)	(4,130,480)	(10,542,968)	(10,542,968)
Cash Management Class	(29,772,973)	(29,772,973)	(50,990,557)	(50,990,557)
Reserve Class	(61,768,961)	(61,768,961)	(111,325,505)	(111,325,505)
Resource Class	—	—	(2,180,158)	(2,180,158)
Corporate Class	(3,593,973)	(3,593,973)	(39,442,015)	(39,442,015)
Net increase in share activity	1,166,185,886	$1,166,185,886	6,291,860	$6,291,860

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 10% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 87% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

39                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	147,610,254	$147,610,254	1,024,153,591	$1,024,153,591
Private Investment Class	16,047,764	16,047,764	41,102,729	41,102,729
Personal Investment Class	2,004,667	2,004,667	2,880,498	2,880,498
Cash Management Class	34,034,380	34,034,380	51,239,007	51,239,007
Reserve Class	31,658,070	31,658,070	53,662,145	53,662,145
Resource Class	34,216	34,216	80,556	80,556
Corporate Class	32,101	32,101	1,175,406	1,175,406

Issued as reinvestment of dividends:
Institutional Class	92,655	92,655	70,780	70,780
Private Investment Class	27,549	27,549	15,014	15,014
Personal Investment Class	2,395	2,395	11	11
Cash Management Class	57,862	57,862	13,782	13,782
Reserve Class	31,962	31,962	14,449	14,449
Resource Class	3,816	3,816	1,634	1,634
Corporate Class	73	73	1,040	1,040

Reacquired:
Institutional Class	(502,445,328)	(502,445,328)	(1,029,467,949)	(1,029,467,949)
Private Investment Class	(20,962,837)	(20,962,837)	(47,119,202)	(47,119,202)
Personal Investment Class	(2,401,376)	(2,401,376)	(4,107,324)	(4,107,324)
Cash Management Class	(29,070,563)	(29,070,563)	(71,598,855)	(71,598,855)
Reserve Class	(31,714,458)	(31,714,458)	(53,916,442)	(53,916,442)
Resource Class	(418,485)	(418,485)	(2,197,792)	(2,197,792)
Corporate Class	(32,104)	(32,104)	(27,621,656)	(27,621,656)
Net increase (decrease) in share activity	(355,407,387)	$(355,407,387)	(61,618,578)	$(61,618,578)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 87% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

40                         Short-Term  Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Personal Investment Class

	Net asset value, beginning of period	Net investment income (a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/28/17	$1.00	$0.0006	$0.0009	$0.0015	$(0.0007)	$(0.0005)	$(0.0012)	$1.0003	0.12%	$305	0.50	%(c)	0.78	%(c)	0.11	%(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	29,249	0.40		0.90		0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	115,410	0.21		0.92		0.01
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	180,431	0.19		0.92		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	156,032	0.24		0.92		0.02
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	102,628	0.27		0.93		0.02
STIC Prime Portfolio
Six months ended 02/28/17	1.00	0.0012	(0.0002)	0.0010	(0.0010)	—	(0.0010)	1.0000	0.10	622	0.37	(c)	0.81	(c)	0.25	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.15	117,475	0.26		0.92		0.14
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	117,573	0.07		0.94		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	158,011	0.06		0.94		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	98,913	0.11		0.94		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	72,420	0.15		0.95		0.05
Treasury Portfolio
Six months ended 02/28/17	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	151,008	0.38	(c)	0.75	(c)	0.10	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	122,822	0.22		0.90		0.09
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	162,054	0.06		0.92		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	162,405	0.04		0.92		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	131,880	0.09		0.93		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	126,917	0.08		0.93		0.02
Government & Agency Portfolio
Six months ended 02/28/17	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	17,086	0.38	(c)	0.70	(c)	0.13	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	7,507	0.21		0.87		0.12
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	37,168	0.08		0.88		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	41,149	0.06		0.88		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	48,700	0.11		0.89		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	13,558	0.10		0.88		0.03
Treasury Obligations Portfolio
Six months ended 02/28/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.05	45	0.22	(c)	0.77	(c)	0.21	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	2,608	0.17		1.08		0.08
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	1,955	0.00		1.08		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	3,799	0.02		1.04		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	6,195	0.06		0.95		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,545	0.07		0.97		0.02
Tax-Free Cash Reserve Portfolio
Six months ended 02/28/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.16	2,003	0.40	(c)	0.92	(c)	0.30	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	2,397	0.15		1.03		0.07
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	3,624	0.03		1.06		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	3,722	0.04		1.05		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	4,781	0.10		1.05		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	2,750	0.13		1.05		0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $3,320, $25,739, $127,077, $15,446, $1,232 and $2,133 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

41                         Short-Term  Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Personal Investment Class	Beginning Account Value (09/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/17)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/17)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,001.20	$2.48	$1,022.32	$2.51	0.50%
STIC Prime Portfolio	1,000.00	1,001.00	1.84	1,022.96	1.86	0.37
Treasury Portfolio	1,000.00	1,000.50	1.88	1,022.91	1.91	0.38
Government & Agency Portfolio	1,000.00	1,000.70	1.89	1,022.91	1.91	0.38
Treasury Obligations Portfolio	1,000.00	1,000.50	1.09	1,023.70	1.10	0.22
Tax-Free Cash Reserve Portfolio	1,000.00	1,001.60	1.99	1,022.81	2.01	0.40

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2016, through February 28, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

42                         Short-Term  Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-6 04182017 1018

Semiannual Report to Shareholders	February 28, 2017
Reserve Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Treasury Obligations Portfolio
Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
24	Financial Statements
29	Notes to Financial Statements
41	Financial Highlights
42	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2017, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Reserve Class data as of 2/28/17
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets[1]	3 - 32 days	21 days	39 days	$1.1 million
STIC Prime[1]	3 - 19 days	11 days	11 days	506.1 thousand
Treasury[2]	37 - 54 days	44 days	104 days	156.6 million
Government & Agency[2]	32 - 50 days	37 days	111 days	393.5 million
Treasury Obligations[2]	15 - 58 days	49 days	100 days	77.4 million
Tax-Free Cash Reserve[3]	10 - 19 days	11 days	15 days	21.5 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Money market investors cheered when the US Federal Reserve (the Fed) unanimously raised its federal funds target rate in December 2016 – just the second increase since 2006. The Fed raised this key rate from a range of 0.25% to 0.50% to a range of 0.50% to 0.75%.[1]

    The Fed’s decision was based on evidence of a strengthening US economy – specifically, a stronger labor market and inflation moving closer to the Fed’s target levels. Fed-watchers suggested that a strengthening US economy, as well as the proposed spending, tax and regulatory policies of the Trump administration, could cause the Fed to accelerate future interest rate hikes. Raising rates sooner rather than later would provide the Fed with greater dexterity to respond to higher-than-projected economic growth in the future.

    At the close of the reporting period, most major global economies continued to maintain interest rates at, near or below zero in an effort to fuel inflation and spur economic growth. Many major central banks, including the European Central Bank, the Bank of England and the Bank of Japan, all cut rates during 2016.

    During the reporting period, the US money market fund industry fully implemented reform measures in October that had been announced by the US Securities and Exchange Commission in 2014. Invesco is pleased to report that we successfully implemented required money market reform policies on October 12, 2016.

    For Invesco’s money market fund professionals, safety is of paramount importance in the investment process. Their conservative investment philosophy has always focused on providing principal preservation, liquidity, and return – in that order – to our money market fund investors. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1	Source: US Federal Reserve

3	Short-Term Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–36.86%(a)
Asset-Backed Securities — Fully Supported–6.53%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	0.90%	03/06/2017	$6,000	$5,999,289
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.15%	04/07/2017	5,000	4,995,661
Kells Funding LLC (CEP–FMS Wertmanagement)(c)	1.00%	05/26/2017	5,000	4,987,917
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.43%	07/05/2017	5,000	4,979,186
				20,962,053

Asset-Backed Securities — Fully Supported Bank–16.52%
Anglesea Funding LLC (Multi–CEP’s)(b)(c)	0.93%	04/10/2017	5,000	4,995,239
Anglesea Funding LLC (Multi–CEP’s)(b)(c)	1.10%	04/03/2017	5,000	4,996,203
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(c)	1.10%	04/07/2017	5,000	4,995,662
Cedar Springs Capital Co. LLC (CEP–UBS AG)(b)(c)	0.82%	03/01/2017	4,578	4,577,886
Ebury Finance LLC (Multi–CEP’s)(b)(c)	0.70%	03/01/2017	7,500	7,499,856
Institutional Secured Funding Ltd. (Multi–CEP’s)(b)(c)	0.90%	03/06/2017	5,000	4,999,407
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.94%	03/03/2017	5,000	4,999,709
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(b)(c)	0.95%	03/09/2017	7,000	6,998,597
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.80%	03/14/2017	5,000	4,998,559
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.80%	03/28/2017	4,000	3,997,548
				53,058,666

Asset-Backed Securities — Multi-Purpose–1.55%
Versailles Commercial Paper LLC(b)	1.08%	05/16/2017	5,000	4,986,846

Diversified Banks–9.49%
Bank of Nova Scotia(b)(c)	1.08%	04/13/2017	3,000	2,997,261
BPCE S.A.(b)(c)	1.21%	05/09/2017	6,000	5,990,224
Erste Abwicklungsanstalt(b)(c)(d)	1.13%	03/21/2017	5,000	5,001,255
Mizuho Bank, Ltd.(c)	1.08%	04/13/2017	5,000	4,995,465
National Bank of Abu Dhabi PJSC(b)(c)	0.76%	03/07/2017	7,500	7,499,074
NRW Bank(b)(c)	1.05%	04/18/2017	4,000	3,995,949
				30,479,228

Other Diversified Financial Services–0.93%
ABN AMRO Funding USA LLC(b)(c)	1.07%	06/07/2017	3,000	2,990,480

Regional Banks–1.09%
ASB Finance Ltd.(b)(c)	1.00%	06/01/2017	3,500	3,491,881

Specialized Finance–0.75%
CDP Financial Inc.(c)	0.96%	04/05/2017	2,400	2,398,404
Total Commercial Paper (Cost $118,350,414)				118,367,558

Variable Rate Demand Notes–24.06%(e)
Credit Enhanced–24.06%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	0.67%	08/01/2035	2,212	2,212,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.75%	07/01/2038	4,445	4,445,000
Columbus (City of), Ohio Regional Airport Authority (FlightSafety International Inc.); Series 2015 A, VRD RB (CEP–Berkshire Hathaway Inc.)	0.68%	04/01/2035	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term  Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.66%	07/01/2021	$881	$881,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(f)	0.74%	08/01/2030	4,700	4,700,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(c)(f)	0.70%	06/01/2035	3,590	3,590,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.74%	04/01/2047	9,600	9,599,999
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.66%	04/15/2030	140	140,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.77%	03/01/2039	10,055	10,055,000
Memphis (City of), Tennessee Health, Educational and Housing Facility Board (Ashland Lakes Apartments); Series 2006 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.71%	08/01/2041	9,000	9,000,000
Minnetonka (City of), Minnesota (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.73%	11/15/2031	2,285	2,285,000
New York (State of) Housing Finance Agency (605 West 42nd Street Housing);
Series 2014 A, VRD RB (LOC–Bank of China Ltd.)(f)	0.76%	05/01/2048	7,100	7,100,000
Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.10%	05/01/2048	1,200	1,200,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.19%	11/01/2049	4,000	4,000,000
Pinellas (County of), Florida Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(f)	0.65%	11/01/2038	5,945	5,945,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.90%	07/01/2040	1,820	1,820,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.66%	10/01/2019	310	310,000
Total Variable Rate Demand Notes (Cost $77,282,999)				77,282,999

Certificates of Deposit–13.96%
Canadian Imperial Bank of Commerce(c)(d)	1.23%	07/21/2017	4,000	4,002,975
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)(d)	1.46%	10/25/2017	8,000	8,018,158
Mitsubishi UFJ Trust & Banking Corp.(c)	1.10%	04/13/2017	5,000	5,001,933
Nordea Bank AB(c)	0.56%	03/01/2017	11,811	11,811,488
Norinchukin Bank (The)(b)(c)	1.03%	05/16/2017	7,000	7,001,291
Wells Fargo Bank, N.A.(d)	1.32%	01/19/2018	5,000	5,005,580
Westpac Banking Corp.(c)(d)	1.28%	01/05/2018	4,000	4,003,424
Total Certificates of Deposit (Cost $44,811,632)				44,844,849

Notes–3.74%
Bank of Nova Scotia, Sr. Unsec. Global Floating Rate Notes(c)(d)	1.32%	04/11/2017	7,000	7,003,437
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), Sr. Unsec. Notes(b)(c)	1.20%	03/10/2017	5,000	5,000,621
Total Notes (Cost $12,003,989)				12,004,058
TOTAL INVESTMENTS (excluding Repurchase Agreements)–78.62% (Cost $252,449,034)				252,499,464

			Repurchase Amount

Repurchase Agreements–21.49%(g)
BMO Capital Markets Corp., agreement dated 02/28/2017, maturing value of $5,000,106 (collateralized by domestic and foreign corporate obligations valued at $5,250,000; 0%-5.50%, 03/13/2017-09/15/2040)(c)	0.76%	03/01/2017	5,000,106	5,000,000
Citigroup Global Markets Inc., open agreement dated 01/25/2017 (collateralized by foreign corporate obligations valued at $4,590,001; 0%-5.63%, 08/09/2017-02/21/2047)(h)	1.55%	—	—	4,500,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/22/2017, maturing value of $16,002,427 (collateralized by a domestic agency mortgage-backed security valued at $16,800,886; 0.80%, 05/25/2047)(c)(i)	0.78%	03/01/2017	16,002,427	16,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term  Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, agreement dated 02/28/2017, maturing value of $16,000,396 (collateralized by a domestic corporate obligation and a foreign corporate obligation valued at $17,011,891; 4.88%-6.50%, 04/30/2020-12/15/2043)(c)	0.89%	03/01/2017	$16,000,396	$16,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/02/2017, maturing value of $7,500,000 (collateralized by a domestic corporate obligation valued at $7,875,001; 0%, 03/01/2017)	1.58%	05/03/2017	7,500,000	7,500,000
RBC Capital Markets LLC, term agreement dated 02/22/2017, maturing value of $15,000,000 (collateralized by municipal obligations valued at $15,750,000; 0%-5.25%, 05/01/2022-05/15/2115)(c)(i)	0.99%	04/21/2017	15,000,000	15,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2017, maturing value of $5,000,106 (collateralized by foreign corporate obligations valued at $5,100,000; 1.13%-2.75%, 04/12/2019-01/19/2027)	0.76%	03/01/2017	5,000,106	5,000,000
Total Repurchase Agreements (Cost $69,000,000)				69,000,000
TOTAL INVESTMENTS(j)(k)–100.11% (Cost $321,449,034)				321,499,464
OTHER ASSETS LESS LIABILITIES–(0.11)%				(345,134)
NET ASSETS–100.00%				$321,154,330

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FNMA	– Federal National Mortgage Association
GO	– General Obligation

LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding

Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $122,592,021, which represented 38.17% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 11.7%; Japan: 11.4%; Canada: 11.3%; France: 9.0%; Germany: 6.9%; Switzerland: 6.4%; other countries less than 5% each: 15.0%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	56.5%
8-30	8.1
31-60	14.4
61-90	9.5
91-180	6.2
181+	5.3

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–45.49%(a)
Asset-Backed Securities — Fully Supported–12.60%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	0.90%	03/06/2017	$18,000	$17,997,867
Kells Funding LLC (CEP–FMS Wertmanagement)(c)	0.90%	03/17/2017	8,000	7,997,273
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	0.90%	03/01/2017	15,000	14,999,712
				40,994,852

Asset-Backed Securities — Fully Supported Bank–17.44%
Albion Capital LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b) (c)	0.90%	04/20/2017	6,000	5,993,880
Anglesea Funding LLC (Multi–CEP’s)(b)(c)	0.98%	03/03/2017	15,000	14,999,169
Institutional Secured Funding Ltd. (Multi–CEP’s)(b)(c)	0.90%	03/06/2017	10,000	9,998,815
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.94%	03/03/2017	15,000	14,999,126
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC) (b)(c)	0.80%	03/14/2017	5,000	4,998,559
Working Capital Management Co., L.P. (CEP–Mizuho Corporate Bank, Ltd.)(b)(c)	0.82%	03/23/2017	5,760	5,757,159
				56,746,708

Asset-Backed Securities — Multi-Purpose–8.10%
Chariot Funding LLC(b)	0.82%	03/06/2017	4,000	3,999,526
CRC Funding LLC(b)	0.87%	03/01/2017	5,357	5,356,897
Nieuw Amsterdam Receivables Corp.(b)(c)	0.84%	03/09/2017	10,000	9,998,258
Versailles Commercial Paper LLC(b)	0.90%	04/24/2017	7,000	6,987,937
				26,342,618

Diversified Banks–7.35%
DBS Bank Ltd.(b)(c)	0.86%	04/10/2017	10,000	9,991,994
J.P. Morgan Securities LLC	0.86%	03/03/2017	3,925	3,924,784
NRW Bank(b)(c)	0.81%	04/03/2017	10,000	9,993,039
				23,909,817
Total Commercial Paper (Cost $147,992,975)				147,993,995

Variable Rate Demand Notes–19.75%(d)
Credit Enhanced–19.75%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.85%	06/01/2029	4,235	4,235,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.81%	09/01/2019	4,500	4,500,000
Boulder (County of), Colorado (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.72%	02/01/2031	326	326,000
Capital Area Housing Finance Corp. (Cypress Creek at River Bend Apartments); Series 2006, VRD MFH RB (LOC–Citibank N.A.)(e)	0.72%	10/01/2039	8,290	8,290,000
Columbus (City of), Ohio Regional Airport Authority (FlightSafety International Inc.); Series 2015 A, VRD RB (CEP–Berkshire Hathaway Inc.)	0.68%	04/01/2035	3,930	3,930,000
Fulton (County of), Georgia Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.72%	01/01/2020	127	127,000
Jets Stadium Development, LLC; Series 2007 A-4, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(e)	0.74%	04/01/2047	5,000	5,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(e)	0.73%	05/01/2037	19,980	19,980,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(b)(e)	0.81%	01/01/2033	5,400	5,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term  Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Mobile (County of), Alabama Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(c)(e)	0.69%	07/01/2040	$5,666	$5,666,000
New York (State of) Housing Finance Agency (605 West 42nd Street Housing); Series 2014 A, VRD RB (LOC–Bank of China Ltd.)(e)	0.76%	05/01/2048	6,800	6,800,000
Total Variable Rate Demand Notes (Cost $64,254,000)				64,254,000

Certificates of Deposit–12.22%
Abbey National Treasury Services PLC(c)	0.67%	03/03/2017	10,000	9,999,962
DZ Bank AG Duetsche Zentral-Genossenschaftsbank(c)	1.03%	04/13/2017	2,000	2,000,395
Mitsubishi UFJ Trust and Banking Corp.(c)	1.25%	03/15/2017	8,200	8,201,848
Nordea Bank AB(c)	0.56%	03/01/2017	4,032	4,032,448
Norinchukin Bank (The)(c)	1.22%	03/27/2017	4,000	4,001,473
Toronto-Dominion Bank (The)(c)	0.93%	03/02/2017	5,000	5,000,088
Toronto-Dominion Bank (The)(c)	1.08%	03/17/2017	6,500	6,501,331
Total Certificates of Deposit (Cost $39,735,790)				39,737,545

U.S. Government Sponsored Agency Securities–7.76%
Overseas Private Investment Corp. (OPIC)–7.76%(d)
Unsec. Gtd. VRD COP	0.67%	09/15/2022	10,000	10,006,250
Unsec. Gtd. VRD COP	0.67%	09/20/2022	4,000	4,002,500
Unsec. Gtd. VRD COP	0.68%	05/15/2030	11,232	11,239,020
Total U.S. Government Sponsored Agency Securities (Cost $25,232,000)				25,247,770
TOTAL INVESTMENTS (excluding Repurchase Agreements)–85.22% (Cost $277,214,765)				277,233,310

			Repurchase Amount
Repurchase Agreements–14.75%(f)
Credit Suisse Securities (USA) LLC, term agreement dated 02/22/2017, maturing value of $19,002,882 (collateralized by a domestic agency mortgage-backed security valued at $19,951,479; 0.80%, 05/25/2047)(g)	0.78%	03/01/2017	19,002,882	19,000,000
ING Financial Markets, LLC, agreement dated 02/28/2017, maturing value of $10,000,247 (collateralized by a domestic agency mortgage-backed security and a domestic corporate obligation valued at $10,363,095; 0.88%-4.88%, 10/26/2017-12/15/2043)	0.89%	03/01/2017	10,000,247	10,000,000
RBC Capital Markets LLC, term agreement dated 02/22/2017, maturing value of $19,000,000 (collateralized by municipal obligations valued at $19,950,001; 0.66%-8.22%, 10/01/2021-05/15/2115)(g)	0.99%	04/21/2017	19,000,000	19,000,000
Total Repurchase Agreements (Cost $48,000,000)				48,000,000
TOTAL INVESTMENTS(h)(i)–99.97% (Cost $325,214,765)				325,233,310
OTHER ASSETS LESS LIABILITIES–0.03%				110,723
NET ASSETS–100.00%				$325,344,033

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
RN	– Revenue Notes
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term  Investments Trust

STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $146,471,938, which represented 45.02% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 13.8%; Japan: 13.5%; France: 10.1%; Canada: 9.4%; Germany: 6.2%; Switzerland: 5.8%; other countries less than 5% each: 10.7%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Sumitomo Mitisui Banking Corp.	6.2%
PNC Bank, N.A.	6.1
Societe Generale S.A.	5.5

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	71.2%
8-30	18.0
31-60	10.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Treasury Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–48.14%
U.S. Treasury Bills–26.97%(a)
U.S. Treasury Bills	0.50%	04/13/2017	$300,000	$299,822,625
U.S. Treasury Bills	0.59%	04/27/2017	124,000	123,887,010
U.S. Treasury Bills	0.62%	05/18/2017	400,000	399,475,456
U.S. Treasury Bills	0.61%	05/25/2017	300,000	299,578,541
U.S. Treasury Bills	0.63%	05/25/2017	400,000	399,416,452
U.S. Treasury Bills	0.64%	06/08/2017	116,510	116,313,640
U.S. Treasury Bills	0.66%	06/15/2017	400,000	399,239,966
U.S. Treasury Bills	0.64%	06/22/2017	400,000	399,208,372
U.S. Treasury Bills	0.65%	06/22/2017	500,000	498,991,633
U.S. Treasury Bills	0.66%	06/29/2017	100,000	99,785,000
U.S. Treasury Bills	0.67%	06/29/2017	34,720	34,643,616
U.S. Treasury Bills	0.65%	07/06/2017	298,000	297,331,604
U.S. Treasury Bills	0.66%	07/06/2017	147,000	146,664,736
U.S. Treasury Bills	0.61%	07/13/2017	295,000	294,340,068
U.S. Treasury Bills	0.62%	07/13/2017	50,000	49,887,403
U.S. Treasury Bills	0.61%	07/20/2017	115,000	114,729,750
U.S. Treasury Bills	0.63%	08/03/2017	250,000	249,332,101
U.S. Treasury Bills	0.65%	08/10/2017	300,000	299,142,751
U.S. Treasury Bills	0.65%	08/17/2017	550,000	548,355,067
U.S. Treasury Bills	0.68%	08/31/2017	300,000	298,983,834
				5,369,129,625

U.S. Treasury Notes–21.17%
U.S. Treasury Floating Rate Notes(b)	0.68%	10/31/2017	706,250	706,137,691
U.S. Treasury Floating Rate Notes(b)	0.79%	01/31/2018	300,000	300,104,296
U.S. Treasury Floating Rate Notes(b)	0.71%	04/30/2018	664,000	664,063,866
U.S. Treasury Floating Rate Notes(b)	0.69%	07/31/2018	429,240	429,238,590
U.S. Treasury Floating Rate Notes(b)	0.69%	10/31/2018	695,000	694,867,073
U.S. Treasury Notes	0.50%	04/30/2017	176,000	175,995,050
U.S. Treasury Notes	0.88%	04/30/2017	150,000	150,088,871
U.S. Treasury Notes	2.75%	05/31/2017	200,000	201,090,104
U.S. Treasury Notes	0.63%	06/30/2017	200,000	199,977,705
U.S. Treasury Notes	2.50%	06/30/2017	200,000	201,251,101
U.S. Treasury Notes	0.63%	09/30/2017	200,000	199,848,721
U.S. Treasury Notes	1.88%	09/30/2017	291,110	292,998,928
				4,215,661,996
Total U.S. Treasury Securities (Cost $9,584,791,621)				9,584,791,621
TOTAL INVESTMENTS (excluding Repurchase Agreements)–48.14% (Cost $9,584,791,621)				9,584,791,621

			Repurchase Amount
Repurchase Agreements–53.35%(c)
ABN AMRO Bank N.V., agreement dated 02/28/2017, maturing value of $600,008,833 (collateralized by U.S. Treasury obligations valued at $612,000,178; 0.50%-3.13%, 03/31/2017-05/15/2026)	0.53%	03/01/2017	600,008,833	600,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term  Investments Trust

Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
ABN AMRO Bank N.V., term agreement dated 01/10/2017, maturing value of $250,229,444 (collateralized by U.S. Treasury obligations valued at $255,000,408; 0.13%-2.63%, 08/31/2018-05/15/2026)	0.56%	03/10/2017	$250,229,444	$250,000,000
Bank of Montreal, joint term agreement dated 02/10/2017, aggregate maturing value of $300,265,500 (collateralized by U.S. Treasury obligations valued at $306,000,037; 0.75%-4.25%, 01/31/2018-05/15/2044)(d)	0.54%	04/10/2017	150,132,750	150,000,000
Bank of Montreal, joint term agreement dated 02/23/2017, aggregate maturing value of $635,834,496 (collateralized by U.S. Treasury obligations valued at $647,700,025; 0.63%-3.63%, 07/31/2017-08/15/2043)(d)	0.57%	05/17/2017	115,151,129	115,000,000
Bank of Montreal, term agreement dated 01/30/2017, maturing value of $500,688,750 (collateralized by U.S. Treasury obligations valued at $510,000,002; 0.75%-3.63%, 03/31/2017-08/15/2044)(d)	0.57%	04/27/2017	500,688,750	500,000,000
Bank of Montreal, term agreement dated 02/10/2017, maturing value of $150,077,292 (collateralized by U.S. Treasury obligations valued at $153,000,054; 1.38%-3.50%, 03/31/2017-11/15/2046)(d)	0.53%	03/17/2017	150,077,292	150,000,000
Bank of Montreal, term agreement dated 02/22/2017, maturing value of $200,233,333 (collateralized by U.S. Treasury obligations valued at $204,000,055; 1.25%-3.63%, 08/31/2017-04/15/2028)(d)	0.56%	05/08/2017	200,233,333	200,000,000
BNP Paribas Securities Corp., agreement dated 02/28/2017, maturing value of $600,009,167 (collateralized by U.S. Treasury obligations valued at $600,019,151; 0.13%, 04/15/2017)	0.55%	03/01/2017	600,009,167	600,000,000
CIBC World Markets Corp., joint agreement dated 02/28/2017, aggregate maturing value of $1,350,019,500 (collateralized by U.S. Treasury obligations valued at $1,383,331,253; 0.13%-8.75%, 03/15/2017-02/15/2047)	0.52%	03/01/2017	579,534,169	579,525,798
Citigroup Global Markets Inc., term agreement dated 02/23/2017, maturing value of $500,049,583 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%-7.63%, 03/31/2018-08/15/2036)(d)	0.51%	03/02/2017	500,049,583	500,000,000
Citigroup Global Markets Inc., agreement dated 02/28/2017, maturing value of $400,005,778 (collateralized by U.S. Treasury obligations valued at $408,000,001; 0.63%-7.63%, 05/31/2017-02/15/2025)	0.52%	03/01/2017	400,005,778	400,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 02/28/2017, maturing value of $200,002,889 (collateralized by a U.S. Treasury obligation valued at $204,000,005; 3.00%, 11/15/2044)	0.52%	03/01/2017	200,002,889	200,000,000
Credit Agricole Corp. & Investment Bank, term agreement dated 01/03/2017, maturing value of $200,186,833 (collateralized by U.S. Treasury obligations valued at $204,000,089; 0.63%-1.25%, 03/31/2021-01/15/2024)(d)	0.57%	03/03/2017	200,186,833	200,000,000
Credit Agricole Corp. & Investment Bank, term agreement dated 02/24/2017, maturing value of $250,025,278 (collateralized by U.S. Treasury obligations valued at $255,000,014; 1.50%-2.75%, 02/15/2019-02/15/2023)(d)	0.52%	03/03/2017	250,025,278	250,000,000
Federal Reserve Bank of New York, agreement dated 02/28/2017, maturing value of $400,005,556 (collateralized by a U.S. Treasury obligation valued at $400,005,625; 3.00%, 05/15/2042)	0.50%	03/01/2017	400,005,556	400,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/23/2017, maturing value of $450,044,625 (collateralized by U.S. Treasury obligations valued at $458,149,703; 3.75%, 11/15/2043)(d)	0.51%	03/02/2017	450,044,625	450,000,000
Metropolitan Life Insurance Co., term agreement dated 02/28/2017, maturing value of $350,038,556 (collateralized by U.S. Treasury obligations valued at $359,686,324; 0%-1.13%, 09/30/2021-11/15/2040)(d)	0.55%	03/07/2017	350,038,556	350,001,125
Prudential Insurance Co. of America, agreement dated 02/28/2017, maturing value of $287,754,066 (collateralized by U.S. Treasury obligations valued at $293,991,621; 0%-2.50%; 11/15/2027-02/15/2045)	0.54%	03/01/2017	287,754,066	287,749,750
Prudential Legacy Insurance Co. of America, agreement dated 02/28/2017, maturing value of $190,377,856 (collateralized by U.S. Treasury obligations valued at $194,102,100; 0%; 02/15/2022-08/15/2033)	0.54%	03/01/2017	190,377,856	190,375,000
RBC Capital Markets LLC, term agreement dated 01/17/2017, maturing value of $500,443,056 (collateralized by U.S. Treasury obligations valued at $510,000,026; 1.00%-7.13%, 08/15/2018-11/15/2025)(d)	0.55%	03/16/2017	500,443,056	500,000,000
RBC Capital Markets LLC, term agreement dated 02/16/2017, maturing value of $1,000,458,333 (collateralized by U.S. Treasury obligations valued at $1,016,577,459; 0%-9.00%, 03/30/2017-05/15/2046)(d)	0.55%	05/17/2017	1,000,458,333	1,000,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term  Investments Trust

Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Societe Generale, joint term agreement dated 02/09/2017, aggregate maturing value of $500,240,000 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0%-8.75%, 04/30/2017-05/15/2043)(d)	0.54%	03/13/2017	$435,208,800	$435,000,000
Sumitomo Mitsui Banking Corp., agreement dated 02/28/2017, maturing value of $1,000,014,722 (collateralized by U.S. Treasury obligations valued at $1,020,004,676; 1.13%-1.63%, 01/31/2021-05/31/2023)	0.53%	03/01/2017	1,000,014,722	1,000,000,000
TD Securities (USA) LLC, agreement dated 02/28/2017, maturing value of $300,004,333 (collateralized by U.S. Treasury obligations valued at $306,000,076; 0.50%-4.25%, 04/30/2017-02/15/2042)	0.52%	03/01/2017	300,004,333	300,000,000
Wells Fargo Bank, N.A., term agreement dated 11/16/2016, maturing value of $250,879,861 (collateralized by U.S. Treasury obligations valued at $255,000,189; 2.38%-2.63%, 07/15/2017-01/15/2025)	0.70%	05/16/2017	250,879,861	250,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2017, maturing value of $565,008,161 (collateralized by U.S. Treasury obligations valued at $576,300,061; 1.13%-3.63%, 02/28/2019-02/15/2045)	0.52%	03/01/2017	565,008,161	565,000,000
Wells Fargo Securities, LLC, term agreement dated 01/17/2017, maturing value of $200,273,889 (collateralized by U.S. Treasury obligations valued at $204,000,038; 3.00%-3.38%, 11/15/2041-02/15/2047)	0.58%	04/12/2017	200,273,889	200,000,000
Total Repurchase Agreements (Cost $10,622,651,673)				10,622,651,673
TOTAL INVESTMENTS(e)–101.49% (Cost $20,207,443,294)				20,207,443,294
OTHER ASSETS LESS LIABILITIES–(1.49)%				(296,145,850)
NET ASSETS–100.00%				$19,911,297,444

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	48.7%
8-30	1.2
31-60	3.1
61-90	8.4
91-180	20.9
181+	17.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–32.26%
Federal Farm Credit Bank (FFCB)–2.78%
Disc. Notes(a)	0.57%	03/20/2017	$19,000	$18,994,284
Disc. Notes(a)	0.56%	04/04/2017	50,000	49,973,556
Disc. Notes(a)	0.57%	04/18/2017	25,000	24,981,000
Unsec. Bonds(b)	0.78%	05/30/2017	45,000	44,998,717
Unsec. Bonds(b)	0.81%	06/20/2017	39,325	39,314,841
Unsec. Bonds(b)	0.81%	07/06/2017	70,000	69,993,789
Unsec. Bonds(b)	0.80%	07/14/2017	14,000	14,001,030
Unsec. Bonds(b)	0.92%	07/21/2017	45,000	44,999,973
Unsec. Bonds(b)	0.81%	07/25/2017	35,600	35,606,864
Unsec. Bonds(b)	0.76%	08/21/2017	22,000	21,994,177
Unsec. Bonds(b)	0.82%	08/29/2017	4,625	4,625,006
Unsec. Bonds(b)	0.82%	11/13/2017	8,000	7,994,599
Unsec. Bonds(b)	0.79%	12/27/2017	30,000	29,967,696
Unsec. Bonds(b)	0.80%	01/17/2018	10,000	9,995,120
Unsec. Bonds(b)	0.68%	01/22/2018	100,000	100,000,000
Unsec. Bonds(b)	0.85%	02/09/2018	25,000	25,000,000
Unsec. Bonds(b)	0.81%	02/26/2018	50,000	49,985,324
Unsec. Bonds(b)	0.90%	03/02/2018	40,000	40,065,673
Unsec. Bonds(b)	0.89%	03/21/2018	20,000	20,009,681
Unsec. Bonds(b)	1.04%	05/09/2018	9,500	9,520,924
				662,022,254

Federal Home Loan Bank (FHLB)–26.30%
Unsec. Bonds	0.88%	03/10/2017	13,155	13,156,137
Unsec. Bonds	0.55%	03/21/2017	52,630	52,630,977
Unsec. Bonds	0.60%	05/19/2017	62,000	62,000,000
Unsec. Bonds	0.60%	05/23/2017	73,000	72,999,112
Unsec. Bonds(b)	0.77%	08/18/2017	73,500	73,482,728
Unsec. Bonds(b)	0.96%	10/30/2017	199,700	199,689,898
Unsec. Bonds(b)	0.83%	11/15/2017	40,000	40,000,000
Unsec. Bonds(b)	0.83%	11/17/2017	25,000	25,000,000
Unsec. Bonds(b)	0.85%	02/16/2018	45,000	45,000,000
Unsec. Bonds(b)	0.78%	03/06/2018	225,000	225,000,000
Unsec. Bonds(b)	0.78%	03/09/2018	100,000	100,000,000
Unsec. Bonds(b)	0.79%	03/14/2018	300,000	300,000,000
Unsec. Bonds(b)	0.79%	03/15/2018	75,000	75,000,000
Unsec. Bonds(b)	0.79%	03/16/2018	350,000	350,000,000
Unsec. Bonds(b)	0.77%	03/19/2018	275,000	275,000,000
Unsec. Bonds(b)	0.81%	03/19/2018	145,000	145,000,000
Unsec. Bonds(b)	0.76%	04/12/2018	220,000	220,000,000
Unsec. Bonds(b)	0.76%	04/13/2018	225,000	224,999,315
Unsec. Bonds(b)	0.77%	04/20/2018	86,000	85,992,390
Unsec. Bonds(b)	0.77%	04/23/2018	140,000	139,991,832
Unsec. Bonds(b)	0.69%	05/08/2018	230,000	230,002,219
Unsec. Bonds(b)	0.67%	07/26/2018	100,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term  Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Bonds(b)	0.68%	08/01/2018	$200,000	$200,000,000
Unsec. Disc. Notes(a)	0.46%	03/29/2017	245,700	245,612,972
Unsec. Disc. Notes(a)	0.60%	05/05/2017	62,665	62,597,113
Unsec. Disc. Notes(a)	0.63%	05/24/2017	50,000	49,926,208
Unsec. Disc. Notes(a)	0.64%	05/24/2017	145,613	145,397,250
Unsec. Disc. Notes(a)	0.64%	05/26/2017	133,000	132,796,975
Unsec. Disc. Notes(a)	0.63%	05/31/2017	200,000	199,682,010
Unsec. Disc. Notes(a)	0.64%	07/05/2017	300,000	299,327,999
Unsec. Disc. Notes(a)	0.61%	07/12/2017	400,000	399,098,554
Unsec. Disc. Notes(a)	0.67%	08/09/2017	86,324	86,067,270
Unsec. Disc. Notes(a)	0.67%	08/16/2017	48,000	47,849,920
Unsec. Disc. Notes(a)	0.67%	08/18/2017	30,000	29,905,083
Unsec. Disc. Notes(a)	0.69%	08/23/2017	37,852	37,725,038
Unsec. Disc. Notes(a)	0.69%	08/25/2017	50,000	49,831,850
Unsec. Global Bonds(b)	0.80%	04/21/2017	10,000	9,999,371
Unsec. Global Bonds	1.00%	06/21/2017	30,380	30,415,400
Unsec. Global Bonds(b)	0.78%	08/15/2017	50,000	50,000,000
Unsec. Global Bonds(b)	0.83%	09/06/2017	25,000	25,000,147
Unsec. Global Bonds(b)	0.94%	11/15/2017	60,000	59,986,869
Unsec. Global Bonds(b)	0.85%	12/07/2017	22,000	21,998,481
Unsec. Global Bonds(b)	0.97%	01/08/2018	80,000	80,000,000
Unsec. Global Bonds(b)	0.69%	01/23/2018	237,000	237,000,000
Unsec. Global Bonds(b)	0.70%	01/23/2018	93,000	93,008,412
Unsec. Global Bonds(b)	0.89%	02/26/2018	185,000	185,000,000
Unsec. Global Bonds(b)	0.79%	04/06/2018	136,000	136,000,000
Unsec. Global Bonds(b)	0.69%	05/09/2018	100,000	100,000,000
Unsec. Global Bonds(b)	0.72%	07/12/2018	200,000	200,098,223
				6,269,269,753

Federal Home Loan Mortgage Corp. (FHLMC)–0.69%
Unsec. Global Notes(b)	0.79%	04/20/2017	30,000	29,999,371
Unsec. Global Notes(b)	0.82%	04/27/2017	14,000	13,998,795
Unsec. Global Notes(b)	0.91%	07/21/2017	20,000	19,999,200
Unsec. Global Notes(b)	0.98%	01/08/2018	100,000	100,000,000
				163,997,366

Federal National Mortgage Association (FNMA)–1.26%
Unsec. Global Notes	1.13%	04/27/2017	42,863	42,901,342
Unsec. Global Notes	5.00%	05/11/2017	60,000	60,513,120
Unsec. Global Notes(b)	0.79%	09/08/2017	35,000	34,982,216
Unsec. Global Notes(b)	0.79%	10/05/2017	112,815	112,785,166
Unsec. Notes(b)	0.78%	08/16/2017	50,000	49,995,354
				301,177,198

Overseas Private Investment Corp. (OPIC)–1.23%
Sec. Gtd. VRD COP Bonds(c)	0.69%	11/15/2028	100,000	100,000,000
Sr. Unsec. Gtd. VRD COP Bonds(c)	0.69%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.69%	09/15/2020	81,000	81,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.69%	07/15/2025	44,389	44,388,890
Unsec. Gtd. VRD COP Notes(c)	0.67%	07/09/2026	48,450	48,450,000
				293,838,890
Total U.S. Government Sponsored Agency Securities (Cost $7,690,305,461)				7,690,305,461

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term  Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–16.97%
U.S. Treasury Bills–16.76%(a)
U.S. Treasury Bills	0.58%	04/27/2017	$150,000	$149,864,625
U.S. Treasury Bills	0.62%	05/18/2017	200,000	199,737,184
U.S. Treasury Bills	0.61%	05/25/2017	300,000	299,577,833
U.S. Treasury Bills	0.63%	05/25/2017	350,000	349,491,299
U.S. Treasury Bills	0.62%	06/01/2017	700,000	698,908,777
U.S. Treasury Bills	0.65%	06/15/2017	300,000	299,438,642
U.S. Treasury Bills	0.66%	06/15/2017	200,000	199,619,945
U.S. Treasury Bills	0.64%	06/22/2017	200,000	199,604,186
U.S. Treasury Bills	0.66%	06/29/2017	100,000	99,784,917
U.S. Treasury Bills	0.65%	07/06/2017	370,000	369,170,064
U.S. Treasury Bills	0.66%	07/06/2017	130,000	129,703,508
U.S. Treasury Bills	0.61%	07/13/2017	200,000	199,552,588
U.S. Treasury Bills	0.62%	07/13/2017	50,000	49,887,403
U.S. Treasury Bills	0.65%	08/10/2017	300,000	299,141,400
U.S. Treasury Bills	0.65%	08/17/2017	300,000	299,104,300
U.S. Treasury Bills	0.68%	08/24/2017	155,000	154,492,289
				3,997,078,960

U.S. Treasury Notes–0.21%
U.S. Treasury Floating Rate Notes(b)	0.68%	10/31/2017	50,000	49,990,890
Total U.S. Treasury Securities (Cost $4,047,069,850)				4,047,069,850
TOTAL INVESTMENTS (excluding Repurchase Agreements) –49.23% (Cost $11,737,375,311)				11,737,375,311

			Repurchase Amount
Repurchase Agreements–50.77%(d)
Bank of Montreal, agreement dated 02/28/2017, maturing value of $300,004,417 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 2.00%-5.50%; 09/01/2025-01/20/2047)	0.53%	03/01/2017	300,004,417	300,000,000
Bank of Montreal, joint term agreement dated 02/10/2017, aggregate maturing value of $300,265,500 (collateralized by U.S. Treasury obligations valued at $306,000,037; 0.75%-4.25%, 01/31/2018-05/15/2044)(e)	0.54%	04/10/2017	100,088,500	100,000,000
Bank of Montreal, joint term agreement dated 02/23/2017, aggregate maturing value of $635,834,496 (collateralized by U.S. Treasury obligations valued at $647,700,025; 0.63%-3.63%, 07/31/2017-08/15/2043)(e)	0.57%	05/17/2017	390,512,525	390,000,000
Bank of Nova Scotia (The), agreement dated 02/28/2017, maturing value of $1,000,014,444 (collateralized by U.S. Treasury obligations valued at $1,020,000,038; 0.13%-3.63%; 10/31/2018-05/15/2046)	0.52%	03/01/2017	1,000,014,444	1,000,000,000
Bank of Nova Scotia (The), agreement dated 02/28/2017, maturing value of $200,002,944 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $204,000,053; 2.55%-4.00%; 11/15/2023-09/01/2046)	0.53%	03/01/2017	200,002,944	200,000,000
BNP Paribas Securities Corp., agreement dated 02/28/2017, maturing value of $885,013,521 (collateralized by a U.S. Treasury obligation valued at $900,781,027; 0.13%; 07/15/2022)	0.55%	03/01/2017	885,013,521	885,000,000
CIBC World Markets Corp., joint agreement dated 02/28/2017, aggregate maturing value of $1,350,019,500 (collateralized by U.S. Treasury obligations valued at $1,383,331,253; 0.13%-8.75%, 03/15/2017-02/15/2047)	0.52%	03/01/2017	329,615,714	329,610,953
Citigroup Global Markets Inc., agreement dated 02/28/2017, maturing value of $250,003,681 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $255,000,090; 0%-7.63%; 03/06/2017-09/15/2065)	0.53%	03/01/2017	250,003,681	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term  Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corp. & Investment Bank, joint agreement dated 02/28/2017, aggregate maturing value of $700,010,306 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $714,000,000; 0%-4.00%, 04/24/2017-02/01/2047)	0.53%	03/01/2017	$400,005,889	$400,000,000
Federal Reserve Bank of New York, agreement dated 02/28/2017, maturing value of $600,008,333 (collateralized by a U.S. Treasury obligation valued at $600,008,387; 3.00%; 05/15/2042)	0.50%	03/01/2017	600,008,333	600,000,000
ING Financial Markets, LLC, term agreement dated 01/20/2017, maturing value of $45,062,525 (collateralized by domestic agency mortgage-backed securities valued at $45,901,215; 3.50%; 04/01/2042-01/01/2043)	0.61%	04/12/2017	45,062,525	45,000,000
ING Financial Markets, LLC, term agreement dated 01/31/2017 maturing value of $250,424,375 (collateralized by domestic agency mortgage-backed securities valued at $255,003,653; 3.00%-6.00%; 03/01/2026-07/01/2046)	0.63%	05/08/2017	250,424,375	250,000,000
ING Financial Markets, LLC, term agreement dated 02/28/2017, maturing value of $270,000,000 (collateralized by domestic agency mortgage-backed securities valued at $275,400,805; 2.03%-4.00%; 03/01/2026-11/01/2046)(b)	0.71%	06/05/2017	270,000,000	270,000,000
ING Financial Markets, LLC, term agreement dated 02/28/2017, maturing value of $220,000,000 (collateralized by domestic agency mortgage-backed securities valued at $224,400,000; 3.00%-5.50%; 10/01/2025-08/01/2048)(b)	0.80%	08/28/2017	220,000,000	220,000,000
J.P. Morgan Securities Inc., agreement dated 02/28/2017, maturing value of $250,003,611 (collateralized by a U.S. Treasury obligation valued at $255,001,384; 0.13%; 04/15/2021)	0.52%	03/01/2017	250,003,611	250,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 02/28/2017, maturing value of $100,001,472 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 2.50%-3.00%; 10/20/2045-09/20/2046)	0.53%	03/01/2017	100,001,472	100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/23/2017, maturing value of $325,032,229 (collateralized by a U.S. Treasury obligation valued at $330,679,999; 3.63%; 08/15/2043)(e)	0.51%	03/02/2017	325,032,229	325,000,000
Metropolitan Life Insurance Co., term agreement dated 02/28/2017, maturing value of $400,043,803 (collateralized by U.S. Treasury obligations valued at $408,333,658; 0%-0.75%; 02/28/2018-05/15/2044)(e)	0.55%	03/07/2017	400,043,803	400,001,025
Prudential Insurance Co. of America, agreement dated 02/28/2017, maturing value of $157,058,606 (collateralized by U.S. Treasury obligations valued at $160,609,750; 0%; 11/15/2026-08/15/2039)	0.54%	03/01/2017	157,058,606	157,056,250
Prudential Legacy Insurance Co. of America, agreement dated 02/28/2017, maturing value of $170,002,550 (collateralized by U.S. Treasury obligations valued at $173,400,150; 0.00%; 11/15/2028-08/15/2033)	0.54%	03/01/2017	170,002,550	170,000,000
RBC Capital Markets LLC, joint term agreement dated 02/15/2017, aggregate maturing value of $600,885,000 (collateralized by domestic agency mortgage-backed securities valued at $612,000,000; 0.87%-8.50%, 05/01/2017-02/20/2047)(e)	0.59%	05/16/2017	455,671,125	455,000,000
RBC Capital Markets LLC, joint term agreement dated 02/17/2017, aggregate maturing value of $500,221,667 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.50%-4.00%, 02/20/2030-03/01/2047)(b)(e)	0.57%	05/18/2017	395,175,117	395,000,000
RBC Capital Markets LLC, joint term agreement dated 02/21/2017, aggregate maturing value of $500,245,417 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.00%-7.50%, 04/01/2024-12/20/2064)(e)	0.57%	05/22/2017	410,201,242	410,000,000
RBC Capital Markets LLC, joint term agreement dated 02/28/2017, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,002; 0%-7.00%, 12/25/2017-02/01/2047)(b)(e)	0.66%	05/01/2017	590,000,000	590,000,000
RBC Capital Markets LLC, term agreement dated 01/20/2017, maturing value of $345,402,500 (collateralized by domestic agency mortgage-backed securities valued at $351,900,000; 1.80%-8.50%; 03/01/2019-02/20/2047)(e)	0.56%	04/05/2017	345,402,500	345,000,000
Societe Generale, joint agreement dated 02/28/2017, aggregate maturing value of $1,000,015,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,071; 0%-8.00%, 08/31/2017-11/20/2045)	0.54%	03/01/2017	650,009,750	650,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term  Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Societe Generale, joint term agreement dated 02/28/2017, aggregate maturing value of $600,061,833 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $612,000,076; 0%-6.50%, 04/27/2017-06/20/2046)(e)	0.53%	03/07/2017	$450,046,375	$450,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2017, aggregate maturing value of $2,000,030,000 (collateralized by domestic agency mortgage-backed securities valued at $2,040,000,646; 3.00%-3.50%, 10/20/2042-04/20/2046)	0.54%	03/01/2017	1,440,021,600	1,440,000,000
Wells Fargo Bank, N.A., term agreement dated 09/08/2016, maturing value of $135,411,750 (collateralized by U.S. Treasury obligations valued at $137,700,000; 0%; 08/15/2021-08/15/2030)	0.60%	03/10/2017	135,411,750	135,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2017, maturing value of $550,008,250 (collateralized by domestic agency mortgage-backed securities valued at $561,000,001; 1.78%-6.50%; 03/01/2018-03/01/2047)	0.54%	03/01/2017	550,008,250	550,000,000
Wells Fargo Securities, LLC, term agreement dated 12/05/2016, maturing value of $44,062,382 (collateralized by domestic agency mortgage-backed securities valued at $44,880,000; 0%-2.11%; 06/25/2021-01/25/2046)	0.58%	03/03/2017	44,062,382	44,000,000
Total Repurchase Agreements (Cost $12,105,668,228)				12,105,668,228
TOTAL INVESTMENTS(f)–100.00% (Cost $23,843,043,539)				23,843,043,539
OTHER ASSETS LESS LIABILITIES–0.00%				(915,233)
NET ASSETS–100.00%				$23,842,128,306

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	48.1%
8-30	2.0
31-60	1.5
61-90	7.1
91-180	20.6
181+	20.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Treasury Obligations Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–116.11%
U.S. Treasury Bills–104.69%(a)
U.S. Treasury Bills	0.41%	03/02/2017	$105,400	$105,398,827
U.S. Treasury Bills	0.42%	03/02/2017	65,000	64,999,251
U.S. Treasury Bills	0.49%	03/02/2017	100,000	99,998,667
U.S. Treasury Bills	0.50%	03/02/2017	97,500	97,498,673
U.S. Treasury Bills	0.46%	03/09/2017	200,000	199,982,461
U.S. Treasury Bills	0.48%	03/09/2017	8,300	8,299,123
U.S. Treasury Bills	0.54%	03/09/2017	9,000	8,998,940
U.S. Treasury Bills	0.50%	03/15/2017	50,000	49,990,356
U.S. Treasury Bills	0.50%	03/16/2017	1,400	1,399,714
U.S. Treasury Bills	0.52%	03/16/2017	75,000	74,984,062
U.S. Treasury Bills	0.45%	03/23/2017	50,000	49,986,403
U.S. Treasury Bills	0.56%	03/30/2017	40,000	39,982,117
U.S. Treasury Bills	0.50%	04/13/2017	11,000	10,993,496
U.S. Treasury Bills	0.51%	04/20/2017	7,800	7,794,583
U.S. Treasury Bills	0.52%	04/20/2017	21,000	20,985,096
U.S. Treasury Bills	0.52%	05/04/2017	50,000	49,954,178
U.S. Treasury Bills	0.60%	05/04/2017	15,000	14,984,333
U.S. Treasury Bills	0.53%	05/11/2017	2,300	2,297,614
U.S. Treasury Bills	0.54%	05/18/2017	30,000	29,965,225
U.S. Treasury Bills	0.60%	05/18/2017	20,000	19,974,412
U.S. Treasury Bills	0.62%	05/18/2017	15,000	14,980,289
U.S. Treasury Bills	0.63%	05/25/2017	15,000	14,978,219
U.S. Treasury Bills	0.64%	05/25/2017	500	499,262
U.S. Treasury Bills	0.60%	06/01/2017	10,000	9,984,897
U.S. Treasury Bills	0.56%	06/08/2017	6,200	6,190,622
U.S. Treasury Bills	0.62%	06/08/2017	5,100	5,091,480
U.S. Treasury Bills	0.63%	06/08/2017	17,000	16,971,052
U.S. Treasury Bills	0.64%	06/08/2017	10,000	9,982,785
U.S. Treasury Bills	0.63%	06/15/2017	13,000	12,976,229
U.S. Treasury Bills	0.65%	06/15/2017	2,900	2,894,578
U.S. Treasury Bills	0.66%	06/15/2017	30,000	29,942,937
U.S. Treasury Bills	0.64%	06/22/2017	5,500	5,489,115
U.S. Treasury Bills	0.65%	06/22/2017	85,000	84,828,578
U.S. Treasury Bills	0.66%	06/29/2017	50,000	49,892,333
U.S. Treasury Bills	0.62%	07/06/2017	47,000	46,898,693
U.S. Treasury Bills	0.65%	07/06/2017	2,000	1,995,516
U.S. Treasury Bills	0.66%	07/06/2017	3,000	2,993,158
U.S. Treasury Bills	0.60%	07/13/2017	500	498,904
U.S. Treasury Bills	0.62%	07/13/2017	15,000	14,966,221
U.S. Treasury Bills	0.61%	07/20/2017	35,000	34,917,750
U.S. Treasury Bills	0.61%	07/27/2017	7,900	7,880,432
U.S. Treasury Bills	0.63%	08/03/2017	20,000	19,946,568
U.S. Treasury Bills	0.65%	08/17/2017	19,700	19,641,050
U.S. Treasury Bills	0.66%	08/17/2017	2,900	2,891,205

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term  Investments Trust

Treasury Obligations Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills–(continued)
U.S. Treasury Bills	0.65%	08/24/2017	$800	$797,489
U.S. Treasury Bills	0.66%	08/24/2017	35,000	34,889,377
U.S. Treasury Bills	0.68%	08/31/2017	20,000	19,932,256
				1,431,418,526

U.S. Treasury Notes–11.42%
U.S. Treasury Floating Rate Notes(b)	0.71%	04/30/2018	55,000	55,051,631
U.S. Treasury Floating Rate Notes(b)	0.69%	07/31/2018	53,000	53,016,862
U.S. Treasury Floating Rate Notes(b)	0.69%	10/31/2018	35,000	35,001,664
U.S. Treasury Floating Rate Notes(b)	0.66%	01/31/2019	13,000	12,997,488
				156,067,645
TOTAL INVESTMENTS(c)–116.11% (Cost $1,587,486,171)				1,587,486,171
OTHER ASSETS LESS LIABILITIES–(16.11)%				(220,233,692)
NET ASSETS–100.00%				$1,367,252,479

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	10.8%
8-30	31.7
31-60	2.9
61-90	10.8
91-180	30.9
181+	12.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term  Investments Trust

Schedule of Investments

February 28, 2017

(Unaudited)

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–96.14%
Alabama–3.08%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.69%	07/01/2040	$5,440	$5,440,000

Arizona–2.72%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.65%	01/01/2046	240	240,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.64%	06/15/2031	2,685	2,685,000
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.66%	04/15/2030	1,375	1,375,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.64%	06/15/2031	520	520,000
				4,820,000

California–6.59%
California (State of); Series 2004 A9, Ref. VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.60%	05/01/2034	4,385	4,385,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC–Citibank, N.A.)(a)(b)	0.62%	08/01/2042	2,700	2,700,000
Southern California Metropolitan Water District; Series 2009 A-2, Ref. Floating Rate RB(d)(e)	0.80%	07/10/2017	4,580	4,580,000
				11,665,000

Colorado–7.29%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	02/01/2031	1,063	1,063,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	07/01/2034	1,800	1,800,000
Colorado (State of) Educational Loan Program; Series 2017 B, TRAN	4.00%	06/29/2017	4,000	4,041,428
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.78%	03/01/2017	5,335	5,335,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.66%	07/01/2021	654	654,000
				12,893,428

Delaware–1.75%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.66%	09/01/2036	3,090	3,090,000

District of Columbia–2.38%
District of Columbia Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(f)	0.81%	01/01/2029	1,587	1,587,000
District of Columbia (American University); Series 2006 B, VRD Multimodal RB (LOC–Royal Bank of Canada)(a)(b)	0.64%	10/01/2036	2,625	2,625,000
				4,212,000

Florida–1.75%
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.71%	11/01/2036	1,725	1,725,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co.(The))(a)(b)	0.65%	11/01/2038	1,370	1,370,000
				3,095,000

Georgia–4.03%
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	01/01/2020	750	750,000
Georgia (State of); Series 2015 C, Ref. Unlimited Tax GO Bonds	5.00%	07/01/2017	1,325	1,343,623
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.60%	09/01/2035	3,630	3,630,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term  Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	09/01/2020	$1,400	$1,400,000
				7,123,623

Illinois–4.70%
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.65%	02/01/2042	2,000	2,000,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(f)	0.78%	10/01/2017	200	200,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris, N.A.)(a)(b)	0.70%	09/01/2024	400	400,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.62%	12/01/2046	5,435	5,435,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(f)	0.80%	06/01/2017	270	270,000
				8,305,000

Indiana–9.47%
Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.66%	08/01/2028	2,135	2,135,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	08/01/2037	1,928	1,928,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.70%	06/01/2035	3,553	3,553,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.64%	06/01/2040	3,915	3,915,000
Purdue University; Series 2011 A, VRD COP	0.63%	07/01/2035	4,682	4,681,500
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.66%	10/01/2019	530	530,000
				16,742,500

Massachusetts–0.95%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.64%	10/01/2038	1,685	1,685,000

Michigan–0.72%
Huron Valley School District; Series 2015, Ref. Unlimited Tax GO Bond	5.00%	05/01/2017	800	805,583
Oakland University Board of Trustees; Series 2008, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.64%	03/01/2031	474	474,000
				1,279,583

Minnesota–2.01%
Burnsville (City of) (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP–FNMA)(a)	0.72%	10/15/2033	1,175	1,175,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.67%	01/01/2025	270	270,000
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.73%	11/15/2031	468	468,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.64%	11/01/2035	1,500	1,500,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.64%	10/01/2033	150	150,000
				3,563,000

Mississippi–0.07%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	0.57%	12/01/2030	121	121,000

Missouri–1.22%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.65%	11/01/2037	1,195	1,195,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.72%	12/01/2019	960	960,000
				2,155,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term  Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–0.85%
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.64%	07/01/2038	$1,505	$1,505,000

New York–2.85%
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.65%	11/01/2036	5,050	5,050,000

North Carolina–3.55%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB (a)	0.64%	01/15/2037	4,140	4,140,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.65%	06/01/2017	300	300,000
Raleigh-Durham Airport Authority; Series 2008 C, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.63%	05/01/2036	1,845	1,845,000
				6,285,000

Ohio–3.52%
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.64%	05/01/2026	6,221	6,221,000

Pennsylvania–5.08%
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.64%	03/01/2030	2,795	2,795,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.66%	10/15/2025	3,405	3,405,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.65%	09/01/2028	761	761,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.64%	11/01/2029	1,325	1,325,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(b)	0.65%	07/01/2027	705	705,000
				8,991,000

South Carolina–3.26%
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.65%	11/01/2025	5,765	5,765,000

Texas–16.83%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.67%	08/01/2035	8,638	8,638,000
Houston (City of); Series G-2, GO Commercial Paper Notes	0.75%	03/14/2017	3,600	3,600,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.64%	01/01/2049	5,485	5,485,000
Port Arthur (Port of) Navigation District (Texaco Inc.); Series 1994, Ref. VRD PCR(a)	0.57%	10/01/2024	2,285	2,285,000
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.66%	04/01/2026	415	415,000
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.64%	11/15/2050	3,500	3,500,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.60%	08/01/2025	5,850	5,850,000
				29,773,000

Utah–5.18%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(b)(c)	0.62%	11/01/2024	5,250	5,250,000
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.72%	08/01/2028	260	260,000
Utah Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.69%	04/01/2042	2,900	2,900,000
Utah (State of); Series 2010 A, Unlimited Tax GO Bonds	4.00%	07/01/2017	750	757,948
				9,167,948

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term  Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–0.06%
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.69%	12/01/2019	$100	$100,000

West Virginia–1.64%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.68%	01/01/2034	2,900	2,900,000

Wisconsin–2.44%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.68%	10/01/2042	4,315	4,315,000

Wyoming–2.15%
Sublette (County of) (Exxonmobile); Series 2014, Ref. VRD PCR(a)	0.56%	10/01/2044	3,800	3,800,000
TOTAL INVESTMENTS(g)(h)–96.14% (Cost $170,063,082)				170,063,082
OTHER ASSETS LESS LIABILITIES–3.86%				6,820,128
NET ASSETS–100.00%				$176,883,210

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association

GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds

RB	– Revenue Bonds
Ref.	– Refunding
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 9.3%; other countries less than 5% each: 7.9%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $2,057,000, which represented 1.16% of the Fund’s Net Assets.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
Royal Bank of Canada	5.9%
Texas Permanent School Fund Guarantee Program	5.1

Portfolio Composition by Maturity

In days, as of 02/28/2017

1-7	91.1%
8-30	2.1
31-60	—
61-90	0.5
91-180	6.3
181+	—

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term  Investments Trust

Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value	$252,499,464	$277,233,310	$9,584,791,621	$11,737,375,311	$1,587,486,171	$170,063,082
Repurchase agreements, at value	69,000,000	48,000,000	10,622,651,673	12,105,668,228	—	—
Total investments, at value	321,499,464	325,233,310	20,207,443,294	23,843,043,539	1,587,486,171	170,063,082
Cash	9,477	—	—	493,323	16,793	79,585
Receivable for:
Investments sold	45,917	140,000	12,811	—	—	6,720,156
Interest	125,896	180,573	9,770,994	8,055,096	88,712	145,384
Fund expenses absorbed	111,831	—	90,869	184,789	20,650	15,576
Investment for trustee deferred compensation and retirement plans	3,518,905	988,248	2,134,474	970,228	125,369	358,339
Other assets	148,820	184,007	149,652	255,053	41,505	50,244
Total assets	325,460,310	326,726,138	20,219,602,094	23,853,002,028	1,587,779,200	177,432,366

Liabilities:
Payable for:
Investments purchased	—	—	298,983,834	793,323	219,914,718	—
Dividends	176,268	196,906	6,112,066	8,448,521	376,402	56,862
Accrued fees to affiliates	5,015	9,073	520,963	347,905	64,421	47,854
Accrued trustees’ and officer’s fees and benefits	4,935	6,391	34,479	35,534	4,351	2,715
Accrued operating expenses	61,917	47,177	153,252	96,168	26,492	37,400
Trustee deferred compensation and retirement plans	4,057,845	1,122,558	2,500,056	1,152,271	140,337	404,325
Total liabilities	4,305,980	1,382,105	308,304,650	10,873,722	220,526,721	549,156
Net assets applicable to shares outstanding	$321,154,330	$325,344,033	$19,911,297,444	$23,842,128,306	$1,367,252,479	$176,883,210

Net assets consist of:
Shares of beneficial interest	$320,827,662	$324,450,566	$19,910,557,388	$23,841,988,693	$1,367,292,153	$177,041,699
Undistributed net investment income	2,544,735	873,178	(21,274)	90,340	(12,543)	(104,955)
Undistributed net realized gain (loss)	(2,268,497)	1,744	761,330	49,273	(27,131)	(53,534)
Net unrealized appreciation	50,430	18,545	—	—	—	—
	$321,154,330	$325,344,033	$19,911,297,444	$23,842,128,306	$1,367,252,479	$176,883,210
Cost of Investments	$321,449,034	$325,214,765	$20,207,443,294	$23,843,043,539	$1,587,486,171	$170,063,082

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term  Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2017

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$291,536,502	$321,019,635	$17,308,731,411	$22,167,128,421	$1,286,771,052	$96,027,354
Private Investment Class	$10,805,664	$2,158,009	$542,127,622	$436,121,219	$1,249,420	$19,581,713
Personal Investment Class	$304,886	$622,147	$151,008,015	$17,085,976	$44,598	$2,002,739
Cash Management Class	$6,803,640	$835,104	$377,094,659	$140,697,992	$1,617,467	$35,696,164
Reserve Class	$1,100,138	$506,124	$156,617,799	$393,479,757	$77,366,115	$21,512,633
Resource Class	$1,341,518	$182,985	$457,602,638	$367,929,940	$193,778	$2,030,468
Corporate Class	$9,261,982	$20,029	$918,115,300	$319,685,001	$10,049	$32,139

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	291,438,043	321,005,127	17,307,443,026	22,166,894,620	1,286,754,820	96,011,386
Private Investment Class	10,802,233	2,157,926	542,086,489	436,116,465	1,249,403	19,578,319
Personal Investment Class	304,790	622,123	150,997,069	17,085,787	44,598	2,002,396
Cash Management Class	6,801,481	835,072	377,065,789	140,696,524	1,617,447	35,690,030
Reserve Class	1,099,785	506,105	156,606,115	393,475,474	77,365,135	21,508,869
Resource Class	1,341,089	182,978	457,567,852	367,925,494	193,777	2,030,120
Corporate Class	9,259,043	20,028	918,041,878	319,681,038	10,049	32,134
Net asset value, offering and redemption price per share for each class	$1.0003	$1.0000	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term  Investments Trust

Statement of Operations

For the six months ended February 28, 2017

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$5,233,498	$2,112,472	$53,049,102	$57,411,604	$2,175,606	$740,579

Expenses:
Advisory fees	1,283,192	511,222	16,684,585	11,165,171	692,482	210,844
Administrative services fees	457,109	195,509	3,908,636	3,922,534	283,334	56,421
Custodian fees	—	5,094	97,559	57,771	4,595	2,640
Distribution fees:
Private Investment Class	88,783	17,888	797,297	706,643	3,165	25,374
Personal Investment Class	9,054	70,200	346,589	42,127	3,359	5,818
Cash Management Class	24,902	14,165	149,838	56,294	969	14,119
Reserve Class	45,447	20,175	714,218	1,777,320	294,526	99,953
Resource Class	1,681	4,320	355,407	279,348	154	1,782
Corporate Class	6,649	2	140,104	55,904	84	5
Transfer agent fees	76,991	30,673	1,001,075	698,507	46,331	9,488
Trustees’ and officers’ fees and benefits	48,872	20,169	217,416	174,023	15,554	18,545
Registration and filing fees	52,301	52,182	69,735	111,529	41,583	43,779
Reports to shareholders	19,801	8,000	36,969	50,240	6,752	5,397
Professional services fees	14,613	26,226	99,506	73,680	22,076	18,744
Other	(2,442)	48,687	154,674	63,026	22,545	23,673
Total expenses	2,126,953	1,024,512	24,773,608	19,234,117	1,437,509	536,582
Less: Fees waived	(445,643)	(352,394)	(3,265,311)	(1,551,785)	(486,914)	(264,600)
Net expenses	1,681,310	672,118	21,508,297	17,682,332	950,595	271,982
Net investment income	3,552,188	1,440,354	31,540,805	39,729,272	1,225,011	468,597

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	284,268	367	600,401	(69,374)	(23,974)	(14,721)
Change in net unrealized appreciation of investment securities	50,430	18,545	—	—	—	—
Net increase in net assets resulting from operations	$3,886,886	$1,459,266	$32,141,206	$39,659,898	$1,201,037	$453,876

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term  Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016
Operations:
Net investment income	$3,552,188	$65,311,251	$1,440,354	$6,158,242
Net realized gain	284,268	647,321	367	1,377
Change in net unrealized appreciation	50,430	—	18,545	—
Net increase in net assets resulting from operations	3,886,886	65,958,572	1,459,266	6,159,619

Distributions to shareholders from net investment income:
Institutional Class	(3,288,088)	(59,772,506)	(1,337,512)	(4,848,718)
Private Investment Class	(55,173)	(183,013)	(12,201)	(213,182)
Personal Investment Class	(1,569)	(40,091)	(25,104)	(164,965)
Cash Management Class	(101,776)	(660,627)	(54,629)	(649,934)
Reserve Class	(4,884)	(87,134)	(4,572)	(53,243)
Resource Class	(2,751)	(15,089)	(6,300)	(32,359)
Corporate Class	(97,947)	(4,552,791)	(36)	(195,841)
Total distributions from net investment income	(3,552,188)	(65,311,251)	(1,440,354)	(6,158,242)

Distributions to shareholders from net realized gains:
Institutional Class	(2,877,921)	—	—	—
Private Investment Class	(90,311)	—	—	—
Personal Investment Class	(5,195)	—	—	—
Cash Management Class	(133,371)	—	—	—
Reserve Class	(25,060)	—	—	—
Resource Class	(1,214)	—	—	—
Corporate Class	(67,014)	—	—	—
Total distributions from net realized gains	(3,200,086)	—	—	—

Share transactions–net:
Institutional Class	(10,127,382,108)	(5,553,230,110)	(1,286,867,086)	(156,797,441)
Private Investment Class	(230,479,086)	(42,171,998)	(138,902,976)	(21,155,334)
Personal Investment Class	(28,937,259)	(86,151,515)	(116,851,999)	(98,600)
Cash Management Class	(243,762,324)	(207,380,539)	(167,035,675)	(315,722,141)
Reserve Class	(99,062,340)	(56,031,914)	(20,968,200)	(28,926,016)
Resource Class	(5,905,110)	(65,429,204)	(16,684,274)	(2,843,872)
Corporate Class	(160,381,733)	(884,537,893)	11,369	(77,034,376)
Net increase (decrease) in net assets resulting from share transactions	(10,895,909,960)	(6,894,933,173)	(1,747,298,841)	(602,577,780)
Net increase (decrease) in net assets	(10,898,775,348)	(6,894,285,852)	(1,747,279,929)	(602,576,403)

Net assets:
Beginning of period	11,219,929,678	18,114,215,530	2,072,623,962	2,675,200,365
End of period*	$321,154,330	$11,219,929,678	$325,344,033	$2,072,623,962
* Includes accumulated undistributed net investment income	$2,544,735	$2,544,735	$873,178	$873,178

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term  Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016
Operations:
Net investment income	$31,540,805	$20,948,253	$39,729,272	$10,802,684
Net realized gain (loss)	600,401	223,426	(69,374)	118,647
Net increase in net assets resulting from operations	32,141,206	21,171,679	39,659,898	10,921,331

Distributions to shareholders from net investment income:
Institutional Class	(29,158,879)	(15,100,629)	(37,855,075)	(8,855,873)
Private Investment Class	(266,446)	(334,722)	(346,586)	(403,391)
Personal Investment Class	(61,765)	(86,109)	(10,608)	(10,692)
Cash Management Class	(406,253)	(3,039,766)	(200,947)	(218,373)
Reserve Class	(80,430)	(62,197)	(282,369)	(263,352)
Resource Class	(347,015)	(274,847)	(374,666)	(73,436)
Corporate Class	(1,220,017)	(2,049,983)	(659,021)	(977,567)
Total distributions from net investment income	(31,540,805)	(20,948,253)	(39,729,272)	(10,802,684)

Share transactions–net:
Institutional Class	(2,560,248,364)	12,017,922,118	11,450,425,188	6,496,754,225
Private Investment Class	(17,917,744)	98,893,095	95,251,977	(81,684,720)
Personal Investment Class	28,180,755	(39,231,210)	9,578,678	(29,659,491)
Cash Management Class	(26,341,411)	(4,900,693,362)	(9,404,853)	(72,740,853)
Reserve Class	(2,513,453)	123,516,873	77,597,921	8,359,709
Resource Class	(25,343,593)	158,444,863	272,238,974	(2,217,786)
Corporate Class	(255,166,002)	(597,367,186)	3,245,168	(314,733,978)
Net increase (decrease) in net assets resulting from share transactions	(2,859,349,812)	6,861,485,191	11,898,933,053	6,004,077,106
Net increase (decrease) in net assets	(2,858,749,411)	6,861,708,617	11,898,863,679	6,004,195,753

Net assets:
Beginning of period	22,770,046,855	15,908,338,238	11,943,264,627	5,939,068,874
End of period*	$19,911,297,444	$22,770,046,855	$23,842,128,306	$11,943,264,627
* Includes accumulated undistributed net investment income	$(21,274)	$(21,274)	$90,340	$90,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term  Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2017 and the year ended August 31,2016

(Unaudited)

	Treasury Obligations Portfolio		Tax-Free Cash Reserve Portfolio
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016
Operations:
Net investment income	$1,225,011	$188,034	$468,597	$702,207
Net realized gain (loss)	(23,974)	15,288	(14,721)	5,988
Net increase in net assets resulting from operations	1,201,037	203,322	453,876	708,195

Distributions to shareholders from net investment income:
Institutional Class	(1,182,978)	(78,969)	(316,194)	(628,540)
Private Investment Class	(1,453)	(5,685)	(33,839)	(18,929)
Personal Investment Class	(689)	(2,859)	(3,250)	(1,951)
Cash Management Class	(2,026)	(43,887)	(74,728)	(33,087)
Reserve Class	(37,370)	(51,534)	(36,391)	(16,951)
Resource Class	(134)	(2,214)	(4,119)	(1,923)
Corporate Class	(361)	(2,886)	(76)	(826)
Total distributions from net investment income	(1,225,011)	(188,034)	(468,597)	(702,207)

Share transactions–net:
Institutional Class	1,165,631,320	15,581,368	(354,742,419)	(5,243,578)
Private Investment Class	(4,911,643)	177,746	(4,887,524)	(6,001,459)
Personal Investment Class	(2,562,800)	652,387	(394,314)	(1,226,815)
Cash Management Class	(29,769,295)	(13,633,574)	5,021,679	(20,346,066)
Reserve Class	40,731,958	30,758,077	(24,426)	(239,848)
Resource Class	118	(2,177,935)	(380,453)	(2,115,602)
Corporate Class	(2,933,772)	(25,066,209)	70	(26,445,210)
Net increase (decrease) in net assets resulting from share transactions	1,166,185,886	6,291,860	(355,407,387)	(61,618,578)
Net increase (decrease) in net assets	1,166,161,912	6,307,148	(355,422,108)	(61,612,590)

Net assets:
Beginning of period	201,090,567	194,783,419	532,305,318	593,917,908
End of period *	$1,367,252,479	$201,090,567	$176,883,210	$532,305,318
* Includes accumulated undistributed net investment income	$(12,543)	$(12,543)	$(104,955)	$(104,955)

Notes to Financial Statements

February 28, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio (formerly Government TaxAdvantage Portfolio) and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Treasury Obligations Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Liquid Assets Portfolio and STIC Prime Portfolio, both institutional money market funds, began to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based

29                         Short-Term  Investments Trust

values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Liquid Assets Portfolio and STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Liquid Assets Portfolio determines its NAV per share multiple times each day.

Treasury Portfolio, Government & Agency Portfolio, and Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Treasury Portfolio, Government & Agency Portfolio, and Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Liquid Asset Portfolio’s and STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio, and Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

30                         Short-Term  Investments Trust

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

31                         Short-Term  Investments Trust

For the six months ended February 28, 2017, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Treasury Obligations Portfolio	0.14%
Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended February 28, 2017, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$410,566	$—
STIC Prime Portfolio	284,295	—
Treasury Portfolio	2,201,591	—
Government & Agency Portfolio	—	—
Treasury Obligations Portfolio	229,513	—
Tax-Free Cash Reserve Portfolio	170,645	—

Voluntary fee waivers for the six months ended February 28, 2017 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$2,312	$3,843	N/A	$28,922	N/A	N/A
STIC Prime Portfolio	6,443	45,963	N/A	15,651	$42	N/A
Treasury Portfolio	268,452	219,024	N/A	545,861	30,383	N/A
Government & Agency Portfolio	205,332	24,194	N/A	1,315,893	6,366	N/A
Treasury Obligations Portfolio	2,307	3,077	$514	251,408	76	$19
Tax-Free Cash Reserve Portfolio	8,731	3,754	1,247	79,875	348	N/A

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

32                         Short-Term  Investments Trust

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2017, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2017, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$498,250,427	$509,600,329	$—
STIC Prime Portfolio	187,984,805	202,226,502	—
Tax-Free Cash Reserve Portfolio	234,700,564	455,097,214	—

33                         Short-Term  Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2016 which expires as follows:

	Short-Term			Long-Term	Total*
Fund	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Treasury Obligations Portfolio	$—	$—	$3,159	$—	$3,159
Tax-Free Cash Reserve Portfolio	8,740	30,074	—	—	38,814

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2017
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Treasury Portfolio	$20,207,749,634	$—	$(306,340)	$(306,340)

*	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

34                         Short-Term  Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)(b)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	8,636,572,068	$8,636,696,253	206,922,537,697	$206,922,537,697
Private Investment Class	73,675,853	73,675,862	1,086,367,896	1,086,367,896
Personal Investment Class	8,178,437	8,178,627	147,332,561	147,332,561
Cash Management Class	315,185,594	315,189,645	3,527,556,735	3,527,556,735
Reserve Class	3,679,215	3,679,395	312,834,642	312,834,642
Resource Class	131,512	131,513	54,658,208	54,658,208
Corporate Class	229,992,915	230,006,196	12,789,032,744	12,789,032,744

Issued as reinvestment of dividends:
Institutional Class	3,612,258	3,612,403	16,030,218	16,030,218
Private Investment Class	23,725	23,727	51,160	51,160
Personal Investment Class	4,941	4,941	33,213	33,213
Cash Management Class	66,920	66,923	325,885	325,885
Reserve Class	34,020	34,020	78,372	78,372
Resource Class	4,320	4,320	14,018	14,018
Corporate Class	105,181	105,188	699,998	699,998

Reacquired:
Institutional Class	(18,767,392,641)	(18,767,690,764)	(212,491,798,025)	(212,491,798,025)
Private Investment Class	(304,159,753)	(304,178,675)	(1,128,591,054)	(1,128,591,054)
Personal Investment Class	(37,119,877)	(37,120,827)	(233,517,289)	(233,517,289)
Cash Management Class	(559,012,820)	(559,018,892)	(3,735,263,159)	(3,735,263,159)
Reserve Class	(102,775,450)	(102,775,755)	(368,944,928)	(368,944,928)
Resource Class	(6,040,857)	(6,040,943)	(120,101,430)	(120,101,430)
Corporate Class	(390,456,216)	(390,493,117)	(13,674,270,635)	(13,674,270,635)
Net increase (decrease) in share activity	(10,895,690,655)	$(10,895,909,960)	(6,894,933,173)	$(6,894,933,173)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, Liquid Assets Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

35                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)(b)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	655,894,743	$655,926,204	4,966,861,188	$4,966,861,188
Private Investment Class	32,471,499	32,471,503	1,446,777,172	1,446,777,172
Personal Investment Class	118,187,308	118,187,309	677,491,586	677,491,586
Cash Management Class	130,898,214	130,898,218	2,194,654,168	2,194,654,168
Reserve Class	12,102,644	12,102,696	400,019,801	400,019,801
Resource Class	54,161,912	54,161,918	96,121,190	96,121,190
Corporate Class	19,999	20,000	518,160,731	518,160,731

Issued as reinvestment of dividends:
Institutional Class	561,735	561,770	1,393,044	1,393,044
Private Investment Class	7,432	7,432	78,349	78,349
Personal Investment Class	15,098	15,098	70,680	70,680
Cash Management Class	77,613	77,613	217,106	217,106
Reserve Class	6,557	6,557	50,303	50,303
Resource Class	8,241	8,241	25,322	25,322
Corporate Class	3,548	3,548	148,537	148,537

Reacquired:
Institutional Class	(1,943,307,435)	(1,943,355,060)	(5,125,051,673)	(5,125,051,673)
Private Investment Class	(171,380,975)	(171,381,911)	(1,468,010,855)	(1,468,010,855)
Personal Investment Class	(235,054,362)	(235,054,406)	(677,660,866)	(677,660,866)
Cash Management Class	(298,011,468)	(298,011,506)	(2,510,593,415)	(2,510,593,415)
Reserve Class	(33,077,282)	(33,077,453)	(428,996,120)	(428,996,120)
Resource Class	(70,853,530)	(70,854,433)	(98,990,384)	(98,990,384)
Corporate Class	(12,179)	(12,179)	(595,343,644)	(595,343,644)
Net increase (decrease) in share activity	(1,747,280,688)	$(1,747,298,841)	(602,577,780)	$(602,577,780)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 96% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, STIC Prime Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

36                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	49,873,953,809	$49,873,953,809	37,473,899,000	$37,473,899,000
Private Investment Class	721,092,411	721,092,411	1,884,005,414	1,884,005,414
Personal Investment Class	485,120,727	485,120,727	980,594,144	980,594,144
Cash Management Class	1,054,669,980	1,054,669,980	14,484,295,170	14,484,295,170
Reserve Class	133,540,692	133,540,692	316,250,840	316,250,840
Resource Class	237,666,579	237,666,579	575,238,582	575,238,582
Corporate Class	4,935,948,006	4,935,948,006	20,782,139,048	20,782,139,048

Issued as reinvestment of dividends:
Institutional Class	4,721,818	4,721,818	5,368,737	5,368,737
Private Investment Class	51,815	51,815	43,130	43,130
Personal Investment Class	56,509	56,509	76,479	76,479
Cash Management Class	299,878	299,878	266,775	266,775
Reserve Class	77,366	77,366	50,478	50,478
Resource Class	86,698	86,698	52,190	52,190
Corporate Class	1,035,739	1,035,739	1,013,151	1,013,151

Reacquired:
Institutional Class	(52,438,923,991)	(52,438,923,991)	(25,461,345,619)	(25,461,345,619)
Private Investment Class	(739,061,970)	(739,061,970)	(1,785,155,449)	(1,785,155,449)
Personal Investment Class	(456,996,481)	(456,996,481)	(1,019,901,833)	(1,019,901,833)
Cash Management Class	(1,081,311,269)	(1,081,311,269)	(19,385,255,307)	(19,385,255,307)
Reserve Class	(136,131,511)	(136,131,511)	(192,784,445)	(192,784,445)
Resource Class	(263,096,870)	(263,096,870)	(416,845,909)	(416,845,909)
Corporate Class	(5,192,149,747)	(5,192,149,747)	(21,380,519,385)	(21,380,519,385)
Net increase (decrease) in share activity	(2,859,349,812)	$(2,859,349,812)	6,861,485,191	$6,861,485,191

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 24% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

37                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	93,762,456,439	$93,762,456,439	54,569,434,166	$54,569,434,166
Private Investment Class	710,764,705	710,764,705	1,458,232,071	1,458,232,071
Personal Investment Class	38,924,434	38,924,434	71,882,635	71,882,635
Cash Management Class	422,434,849	422,434,849	2,062,748,073	2,062,748,073
Reserve Class	594,159,166	594,159,166	713,745,281	713,745,281
Resource Class	1,525,352,649	1,525,352,649	678,959,358	678,959,358
Corporate Class	2,236,255,213	2,236,255,213	3,670,809,701	3,670,809,701

Issued as reinvestment of dividends:
Institutional Class	4,862,405	4,862,405	1,972,829	1,972,829
Private Investment Class	98,906	98,906	116,496	116,496
Personal Investment Class	3,711	3,711	—	—
Cash Management Class	112,181	112,181	59,978	59,978
Reserve Class	192,197	192,197	149,381	149,381
Resource Class	176,761	176,761	16,833	16,833
Corporate Class	405,059	405,059	458,600	458,600

Reacquired:
Institutional Class	(82,316,893,656)	(82,316,893,656)	(48,074,652,770)	(48,074,652,770)
Private Investment Class	(615,611,634)	(615,611,634)	(1,540,033,287)	(1,540,033,287)
Personal Investment Class	(29,349,467)	(29,349,467)	(101,542,126)	(101,542,126)
Cash Management Class	(431,951,883)	(431,951,883)	(2,135,548,904)	(2,135,548,904)
Reserve Class	(516,753,442)	(516,753,442)	(705,534,953)	(705,534,953)
Resource Class	(1,253,290,436)	(1,253,290,436)	(681,193,977)	(681,193,977)
Corporate Class	(2,233,415,104)	(2,233,415,104)	(3,986,002,279)	(3,986,002,279)
Net increase in share activity	11,898,933,053	$11,898,933,053	6,004,077,106	$6,004,077,106

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 29% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

38                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

Treasury Obligations Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,562,141,539	$1,562,141,539	475,968,821	$475,968,821
Private Investment Class	1,583,283	1,583,283	9,868,856	9,868,856
Personal Investment Class	1,567,680	1,567,680	11,195,355	11,195,355
Cash Management Class	—	—	37,314,802	37,314,802
Reserve Class	102,470,204	102,470,204	142,035,205	142,035,205
Resource Class	118	118	196	196
Corporate Class	659,929	659,929	14,372,709	14,372,709

Issued as reinvestment of dividends:
Institutional Class	20,345	20,345	43,479	43,479
Private Investment Class	1,337	1,337	2,495	2,495
Cash Management Class	3,678	3,678	42,181	42,181
Reserve Class	30,715	30,715	48,377	48,377
Resource Class	—	—	2,027	2,027
Corporate Class	272	272	3,097	3,097

Reacquired:
Institutional Class	(396,530,564)	(396,530,564)	(460,430,932)	(460,430,932)
Private Investment Class	(6,496,263)	(6,496,263)	(9,693,605)	(9,693,605)
Personal Investment Class	(4,130,480)	(4,130,480)	(10,542,968)	(10,542,968)
Cash Management Class	(29,772,973)	(29,772,973)	(50,990,557)	(50,990,557)
Reserve Class	(61,768,961)	(61,768,961)	(111,325,505)	(111,325,505)
Resource Class	—	—	(2,180,158)	(2,180,158)
Corporate Class	(3,593,973)	(3,593,973)	(39,442,015)	(39,442,015)
Net increase in share activity	1,166,185,886	$1,166,185,886	6,291,860	$6,291,860

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 10% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 87% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

39                         Short-Term  Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	147,610,254	$147,610,254	1,024,153,591	$1,024,153,591
Private Investment Class	16,047,764	16,047,764	41,102,729	41,102,729
Personal Investment Class	2,004,667	2,004,667	2,880,498	2,880,498
Cash Management Class	34,034,380	34,034,380	51,239,007	51,239,007
Reserve Class	31,658,070	31,658,070	53,662,145	53,662,145
Resource Class	34,216	34,216	80,556	80,556
Corporate Class	32,101	32,101	1,175,406	1,175,406

Issued as reinvestment of dividends:
Institutional Class	92,655	92,655	70,780	70,780
Private Investment Class	27,549	27,549	15,014	15,014
Personal Investment Class	2,395	2,395	11	11
Cash Management Class	57,862	57,862	13,782	13,782
Reserve Class	31,962	31,962	14,449	14,449
Resource Class	3,816	3,816	1,634	1,634
Corporate Class	73	73	1,040	1,040

Reacquired:
Institutional Class	(502,445,328)	(502,445,328)	(1,029,467,949)	(1,029,467,949)
Private Investment Class	(20,962,837)	(20,962,837)	(47,119,202)	(47,119,202)
Personal Investment Class	(2,401,376)	(2,401,376)	(4,107,324)	(4,107,324)
Cash Management Class	(29,070,563)	(29,070,563)	(71,598,855)	(71,598,855)
Reserve Class	(31,714,458)	(31,714,458)	(53,916,442)	(53,916,442)
Resource Class	(418,485)	(418,485)	(2,197,792)	(2,197,792)
Corporate Class	(32,104)	(32,104)	(27,621,656)	(27,621,656)
Net increase (decrease) in share activity	(355,407,387)	$(355,407,387)	(61,618,578)	$(61,618,578)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 87% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

40                         Short-Term  Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Reserve Class

	Net asset value, beginning of period	Net investment income (a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/28/17	$1.00	$0.0006	$0.0008	$0.0014	$(0.0006)	$(0.0005)	$(0.0011)	$1.0003	0.12%	$1,100	0.50	%(c)	1.10	%(c)	0.11	%(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	100,187	0.41		1.16		0.08
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	156,216	0.21		1.17		0.01
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	180,015	0.19		1.17		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	175,832	0.24		1.17		0.02
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	97,224	0.27		1.18		0.02
STIC Prime Portfolio
Six months ended 02/28/17	1.00	0.0012	(0.0002)	0.0010	(0.0010)	—	(0.0010)	1.0000	0.10	506	0.37	(c)	1.13	(c)	0.25	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.15	21,474	0.25		1.19		0.15
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	50,400	0.07		1.19		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	15,631	0.06		1.19		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	16,254	0.12		1.19		0.07
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	16,390	0.15		1.20		0.05
Treasury Portfolio
Six months ended 02/28/17	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	156,618	0.39	(c)	1.07	(c)	0.09	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	159,126	0.27		1.14		0.04
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	35,604	0.06		1.17		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	187,372	0.04		1.17		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	106,232	0.09		1.18		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	25,206	0.08		1.18		0.02
Government & Agency Portfolio
Six months ended 02/28/17	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	393,480	0.38	(c)	1.02	(c)	0.13	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	315,886	0.23		1.12		0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	307,529	0.08		1.13		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	311,117	0.06		1.13		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	289,171	0.11		1.14		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	264,286	0.10		1.13		0.03
Treasury Obligations Portfolio
Six months ended 02/28/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.05	77,366	0.30	(c)	1.09	(c)	0.13	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	36,641	0.18		1.34		0.07
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	5,876	0.00		1.33		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	704	0.02		1.29		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	1,296	0.06		1.20		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	1,351	0.07		1.22		0.02
Tax-Free Cash Reserve Portfolio
Six months ended 02/28/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.16	21,513	0.38	(c)	1.24	(c)	0.32	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	21,535	0.15		1.29		0.07
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	21,775	0.03		1.31		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	27,640	0.04		1.30		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	32,804	0.10		1.30		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	25,360	0.13		1.30		0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $10,535, $4,676, $165,549, $411,965, $68,268 and $23,168 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

41                         Short-Term  Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Reserve Class	Beginning Account Value (09/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/17)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/17)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,001.20	$2.48	$1,022.32	$2.51	0.50%
STIC Prime Portfolio	1,000.00	1,001.00	1.84	1,022.96	1.86	0.37
Treasury Portfolio	1,000.00	1,000.50	1.93	1,022.86	1.96	0.39
Government & Agency Portfolio	1,000.00	1,000.70	1.89	1,022.91	1.91	0.38
Treasury Obligations Portfolio	1,000.00	1,000.50	1.49	1,023.31	1.51	0.30
Tax-Free Cash Reserve Portfolio	1,000.00	1,001.60	1.89	1,022.91	1.91	0.38

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2016, through February 28, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

42                         Short-Term  Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-7	04182017	1018

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able to rely on the letter unless its term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of February 13, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 13, 2017, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Short-Term Investments Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 8, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 8, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	May 8, 2017

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.